UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05447

AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	6-30

Date of reporting period:	12-31-2011

ITEM 1.  REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT                      DECEMBER 31, 2011

Core Equity Plus Fund

President’s Letter	2
Performance	3
Fund Characteristics	4
Shareholder Fee Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	13
Statement of Operations	14
Statement of Changes in Net Assets	15
Statement of Cash Flows	16
Notes to Financial Statements	17
Financial Highlights	23
Approval of Management Agreement	24
Additional Information	26

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the truncated reporting period from the fund’s inception through December 31, 2011. This report provides fund performance for the truncated period, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, portfolio strategy, and the investment markets, we encourage you to visit our website, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site. Also, the fund’s first annual report, dated June 30, 2012, will provide additional market perspective and commentary from our portfolio management team.

We appreciate your trust in us during these unsettled times.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of December 31, 2011
	Ticker Symbol	Since Inception(1)	Inception Date
Investor Class	ACPVX	-0.86%	10/31/11
S&P 500 Index	—	0.80%	—
Institutional Class	ACPKX	-0.82%	10/31/11
A Class No sales charge* With sales charge*	ACPQX	-0.90% -6.59%	10/31/11
C Class No sales charge* With sales charge*	ACPHX	-1.10% -2.09%	10/31/11
R Class	ACPWX	-1.00%	10/31/11

*	Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
2.07%	1.87%	2.32%	3.07%	2.57%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors. In addition, its investment approach may involve higher volatility, short sales risk, leverage risk and overweighting risk. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

3

Fund Characteristics

DECEMBER 31, 2011
Top Ten Long Holdings	% of net assets
Exxon Mobil Corp.	3.93%
Chevron Corp.	2.49%
Apple, Inc.	2.48%
Pfizer, Inc.	2.12%
Philip Morris International, Inc.	1.82%
International Business Machines Corp.	1.81%
JPMorgan Chase & Co.	1.78%
Intel Corp.	1.71%
Merck & Co., Inc.	1.63%
ConocoPhillips	1.49%

Top Five Short Holdings	% of net assets
Westport Innovations, Inc.	(0.76)%
Old Republic International Corp.	(0.71)%
Kodiak Oil & Gas Corp.	(0.69)%
TAL International Group, Inc.	(0.69)%
InterDigital, Inc.	(0.68)%

Types of Investments in Portfolio	% of net assets
Common Stocks	128.4%
Common Stocks Sold Short	(29.7)%
Temporary Cash Investments	1.3%
Other Assets and Liabilities	—*
*Category is less than 0.05% of total net assets.

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2011 to December 31, 2011 (except as noted).

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/11	Ending Account Value 12/31/11	Expenses Paid During Period(1) 7/1/11 – 12/31/11	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$991.40(2)	$2.94(3)	1.77%
Institutional Class	$1,000	$991.80(2)	$2.61(3)	1.57%
A Class	$1,000	$991.00(2)	$3.35(3)	2.02%
C Class	$1,000	$989.00(2)	$4.59(3)	2.77%
R Class	$1,000	$990.00(2)	$3.76(3)	2.27%
Hypothetical
Investor Class	$1,000	$1,016.24(4)	$8.97(4)	1.77%
Institutional Class	$1,000	$1,017.24(4)	$7.96(4)	1.57%
A Class	$1,000	$1,014.98(4)	$10.23(4)	2.02%
C Class	$1,000	$1,011.21(4)	$14.00(4)	2.77%
R Class	$1,000	$1,013.72(4)	$11.49(4)	2.27%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

(2)	Ending account value based on actual return from October 31, 2011 (fund inception) through December 31, 2011.
(3)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 61, the number of days in the period from October 31, 2011 (fund inception) through December 31, 2011, divided by 366 to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

(4)
Ending account value and expenses paid during the period assumes the class had been available throughout the entire period and are calculated using the class’s annualized expense ratio listed in the table above.

6

Schedule of Investments

DECEMBER 31, 2011 (UNAUDITED)

	Shares	Value
Common Stocks(1) — 128.4%
AEROSPACE AND DEFENSE — 2.1%
Alliant Techsystems, Inc.	977	$55,846
Northrop Grumman Corp.	10,273	600,765
United Technologies Corp.	12,703	928,462
		1,585,073
AIR FREIGHT AND LOGISTICS — 1.3%
United Parcel Service, Inc., Class B	13,278	971,817
AUTO COMPONENTS — 0.3%
Lear Corp.	6,248	248,670
AUTOMOBILES — 1.0%
Ford Motor Co.(2)	71,119	765,240
BEVERAGES — 2.7%
Boston Beer Co., Inc., Class A(2)	3,475	377,246
Coca-Cola Co. (The)	7,798	545,626
Constellation Brands, Inc., Class A(2)	26,201	541,575
Dr Pepper Snapple Group, Inc.	14,786	583,751
PepsiCo, Inc.	586	38,881
		2,087,079
BIOTECHNOLOGY — 2.7%
Amgen, Inc.	9,028	579,688
Biogen Idec, Inc.(2)	2,584	284,369
Celgene Corp.(2)	6,004	405,870
Gilead Sciences, Inc.(2)	9,802	401,196
Momenta Pharmaceuticals, Inc.(2)	12,472	216,888
United Therapeutics Corp.(2)	4,586	216,689
		2,104,700
BUILDING PRODUCTS — 0.7%
Masco Corp.	53,276	558,332
CAPITAL MARKETS — 1.3%
Investment Technology Group, Inc.(2)	47,180	510,016
Janus Capital Group, Inc.	78,039	492,426
		1,002,442
CHEMICALS — 3.6%
CF Industries Holdings, Inc.	4,100	594,418
Georgia Gulf Corp.(2)	20,860	406,561
Kronos Worldwide, Inc.	18,529	334,263
LyondellBasell Industries NV, Class A	3,346	108,712
Monsanto Co.	10,640	745,545
PPG Industries, Inc.	6,706	559,884
		2,749,383
COMMERCIAL BANKS — 1.8%
U.S. Bancorp	31,508	852,292
Wells Fargo & Co.	20,897	575,921
		1,428,213
COMMERCIAL SERVICES AND SUPPLIES — 0.1%
Republic Services, Inc.	2,292	63,145
COMMUNICATIONS EQUIPMENT — 2.1%
Cisco Systems, Inc.	59,147	1,069,378
Motorola Solutions, Inc.	5,883	272,324
QUALCOMM, Inc.	5,491	300,357
		1,642,059
COMPUTERS AND PERIPHERALS — 4.0%
Apple, Inc.(2)	4,746	1,922,130
Dell, Inc.(2)	23,045	337,148
EMC Corp.(2)	16,622	358,038
Seagate Technology plc	31,558	517,551
		3,134,867
CONSTRUCTION AND ENGINEERING — 1.3%
Chicago Bridge & Iron Co. NV New York Shares	13,188	498,506
URS Corp.(2)	13,846	486,272
		984,778
CONSUMER FINANCE — 1.7%
American Express Co.	17,015	802,597
Cash America International, Inc.	10,379	483,973
		1,286,570
DIVERSIFIED CONSUMER SERVICES — 2.2%
Bridgepoint Education, Inc.(2)	22,170	509,910
Coinstar, Inc.(2)	11,425	521,437
ITT Educational Services, Inc.(2)	9,420	535,904
Weight Watchers International, Inc.	2,574	141,596
		1,708,847
DIVERSIFIED FINANCIAL SERVICES — 4.4%
Bank of America Corp.	74,212	412,619
Citigroup, Inc.	31,089	817,952
CME Group, Inc.	1,054	256,828
Interactive Brokers Group, Inc., Class A	32,800	490,032
JPMorgan Chase & Co.	41,510	1,380,207
Portfolio Recovery Associates, Inc.(2)	1,017	68,668
		3,426,306

7

Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.8%
AT&T, Inc.	22,324	$675,078
Verizon Communications, Inc.	25,884	1,038,466
Vonage Holdings Corp.(2)	189,045	463,160
		2,176,704
ELECTRIC UTILITIES — 0.9%
American Electric Power Co., Inc.	15,002	619,733
El Paso Electric Co.	1,093	37,861
		657,594
ELECTRICAL EQUIPMENT — 0.9%
Emerson Electric Co.	14,857	692,188
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 2.6%
FEI Co.(2)	12,085	492,826
Jabil Circuit, Inc.	26,311	517,274
Molex, Inc.	22,255	531,005
Tech Data Corp.(2)	9,781	483,279
		2,024,384
ENERGY EQUIPMENT AND SERVICES — 3.0%
Diamond Offshore Drilling, Inc.	8,568	473,468
Halliburton Co.	18,032	622,284
Helix Energy Solutions Group, Inc.(2)	32,418	512,205
National Oilwell Varco, Inc.	10,291	699,685
Schlumberger Ltd.	604	41,259
		2,348,901
FOOD AND STAPLES RETAILING — 1.5%
CVS Caremark Corp.	9,448	385,289
Kroger Co. (The)	2,480	60,066
SUPERVALU, Inc.	67,761	550,219
Wal-Mart Stores, Inc.	3,333	199,180
		1,194,754
FOOD PRODUCTS — 3.6%
B&G Foods, Inc.	8,673	208,759
Campbell Soup Co.	16,148	536,759
ConAgra Foods, Inc.	22,048	582,067
Hain Celestial Group, Inc. (The)(2)	13,062	478,853
Hershey Co. (The)	7,465	461,188
Mead Johnson Nutrition Co.	7,820	537,469
		2,805,095
HEALTH CARE EQUIPMENT AND SUPPLIES — 2.6%
Covidien plc	13,968	628,700
Medtronic, Inc.	20,625	788,906
St. Jude Medical, Inc.	16,926	580,562
		1,998,168
HEALTH CARE PROVIDERS AND SERVICES — 2.9%
Health Net, Inc.(2)	6,330	$192,559
Humana, Inc.	6,713	588,126
McKesson Corp.	6,591	513,505
Molina Healthcare, Inc.(2)	22,323	498,472
WellCare Health Plans, Inc.(2)	9,192	482,580
		2,275,242
HOTELS, RESTAURANTS AND LEISURE — 2.6%
Ameristar Casinos, Inc.	27,871	481,889
Bob Evans Farms, Inc.	1,166	39,107
International Game Technology	19,920	342,624
McDonald’s Corp.	393	39,430
PF Chang’s China Bistro, Inc.	14,513	448,597
Yum! Brands, Inc.	11,772	694,666
		2,046,313
HOUSEHOLD DURABLES — 1.3%
Garmin Ltd.	3,019	120,186
Harman International Industries, Inc.	10,108	384,508
Tempur-Pedic International, Inc.(2)	8,931	469,146
		973,840
HOUSEHOLD PRODUCTS — 1.0%
Colgate-Palmolive Co.	489	45,179
Procter & Gamble Co. (The)	10,601	707,193
Spectrum Brands Holdings, Inc.(2)	1,681	46,059
		798,431
INDEPENDENT POWER PRODUCERS AND ENERGY TRADERS — 0.8%
Constellation Energy Group, Inc.	13,475	534,553
TransAlta Corp.	2,278	46,973
		581,526
INDUSTRIAL CONGLOMERATES — 1.8%
General Electric Co.	40,621	727,522
Tyco International Ltd.	13,777	643,524
		1,371,046
INSURANCE — 4.0%
Allied World Assurance Co. Holdings Ltd.	8,199	515,963
American Financial Group, Inc.	3,138	115,761
Amtrust Financial Services, Inc.	1,563	37,121
Arch Capital Group Ltd.(2)	5,518	205,435
Berkshire Hathaway, Inc., Class B(2)	5,197	396,531

8

Shares	Value
CNA Financial Corp.	18,644	$498,727
Marsh & McLennan Cos., Inc.	3,473	109,816
Principal Financial Group, Inc.	22,786	560,536
Prudential Financial, Inc.	13,287	665,945
		3,105,835
INTERNET AND CATALOG RETAIL — 0.7%
Expedia, Inc.	9,411	273,107
TripAdvisor, Inc.(2)	9,411	237,251
		510,358
INTERNET SOFTWARE AND SERVICES — 2.6%
Ancestry.com, Inc.(2)	21,673	497,612
Dice Holdings, Inc.(2)	57,813	479,270
Google, Inc. Class A(2)	850	549,015
United Online, Inc.	92,374	502,514
		2,028,411
IT SERVICES — 5.1%
Accenture plc, Class A	8,419	448,143
Alliance Data Systems Corp.(2)	4,762	494,486
CACI International, Inc., Class A(2)	8,651	483,764
International Business Machines Corp.	7,629	1,402,821
MasterCard, Inc., Class A	411	153,229
Unisys Corp.(2)	24,276	478,480
Visa, Inc., Class A	5,119	519,732
		3,980,655
MACHINERY — 2.8%
AGCO Corp.(2)	11,795	506,831
Briggs & Stratton Corp.	2,855	44,224
Cummins, Inc.	6,350	558,927
Parker-Hannifin Corp.	7,451	568,139
Sauer-Danfoss, Inc.(2)	13,639	493,868
		2,171,989
MEDIA — 1.8%
CBS Corp., Class B	23,156	628,454
DISH Network Corp., Class A	3,133	89,228
Time Warner, Inc.	19,355	699,489
		1,417,171
METALS AND MINING — 2.8%
Alcoa, Inc.	15,488	133,971
Coeur d’Alene Mines Corp.(2)	19,531	471,478
Freeport-McMoRan Copper & Gold, Inc.	19,662	723,365
Hecla Mining Co.	12,089	63,225
Nevsun Resources Ltd.	52,871	292,377
Pan American Silver Corp.	2,875	62,704
Teck Resources Ltd.	11,125	391,489
		2,138,609
MULTI-UTILITIES — 1.5%
Ameren Corp.	16,022	$530,809
Consolidated Edison, Inc.	10,144	629,232
		1,160,041
MULTILINE RETAIL — 1.6%
Dillard’s, Inc., Class A	10,888	488,654
Macy’s, Inc.	18,372	591,211
Saks, Inc.(2)	15,647	152,558
		1,232,423
OIL, GAS AND CONSUMABLE FUELS — 13.1%
Anadarko Petroleum Corp.	8,345	636,974
Chevron Corp.	18,121	1,928,074
ConocoPhillips	15,910	1,159,362
CVR Energy, Inc.(2)	26,799	501,945
Energy XXI Bermuda Ltd.(2)	16,765	534,468
Exxon Mobil Corp.	35,983	3,049,919
Occidental Petroleum Corp.	459	43,008
Suncor Energy, Inc.	10,007	288,502
Tesoro Corp.(2)	22,052	515,135
Valero Energy Corp.	27,663	582,306
W&T Offshore, Inc.	24,362	516,718
Western Refining, Inc.(2)	29,648	394,022
		10,150,433
PAPER AND FOREST PRODUCTS — 1.4%
Domtar Corp.	6,196	495,432
International Paper Co.	20,319	601,443
		1,096,875
PERSONAL PRODUCTS — 0.5%
Estee Lauder Cos., Inc. (The), Class A	3,634	408,171
PHARMACEUTICALS — 7.6%
Abbott Laboratories	19,226	1,081,078
Bristol-Myers Squibb Co.	9,518	335,414
Eli Lilly & Co.	19,617	815,283
Johnson & Johnson	10,314	676,392
Merck & Co., Inc.	33,475	1,262,008
Pfizer, Inc.	75,852	1,641,437
ViroPharma, Inc.(2)	4,233	115,942
		5,927,554
PROFESSIONAL SERVICES — 0.2%
Towers Watson & Co., Class A	2,975	178,292
REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.9%
Brandywine Realty Trust	21,501	204,260
PS Business Parks, Inc.	4,856	269,168
Simon Property Group, Inc.	4,159	536,261
Taubman Centers, Inc.	7,825	485,933
		1,495,622

9

Shares	Value
ROAD AND RAIL — 1.6%
Canadian National Railway Co.	6,510	$511,426
Con-way, Inc.	17,363	506,305
Dollar Thrifty Automotive Group, Inc.(2)	3,448	242,256
		1,259,987
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 3.4%
Applied Materials, Inc.	53,950	577,804
GT Advanced Technologies, Inc.(2)	13,698	99,174
Intel Corp.	54,727	1,327,130
Novellus Systems, Inc.(2)	14,549	600,728
NVIDIA Corp.(2)	3,168	43,908
		2,648,744
SOFTWARE — 5.3%
Activision Blizzard, Inc.	40,822	502,927
Cadence Design Systems, Inc.(2)	46,994	488,738
JDA Software Group, Inc.(2)	15,474	501,203
Mentor Graphics Corp.(2)	27,645	374,866
Microsoft Corp.	30,194	783,836
Oracle Corp.	42,997	1,102,873
Symantec Corp.(2)	21,283	333,079
		4,087,522
SPECIALTY RETAIL — 4.0%
Best Buy Co., Inc.	23,048	538,632
Foot Locker, Inc.	5,607	133,671
GameStop Corp., Class A(2)	18,425	444,595
Home Depot, Inc. (The)	22,772	957,335
PetSmart, Inc.	10,108	518,439
Select Comfort Corp.(2)	23,461	508,869
		3,101,541
TEXTILES, APPAREL AND LUXURY GOODS — 0.9%
Iconix Brand Group, Inc.(2)	10,129	165,001
Jones Group, Inc. (The)	48,587	512,593
		677,594
TOBACCO — 2.4%
Philip Morris International, Inc.	18,003	1,412,876
Universal Corp.	9,392	431,656
		1,844,532
TRADING COMPANIES AND DISTRIBUTORS — 0.3%
Beacon Roofing Supply, Inc.(2)	10,123	204,788
WIRELESS TELECOMMUNICATION SERVICES — 1.3%
Sprint Nextel Corp.(2)	38,070	$89,084
Telephone & Data Systems, Inc.	19,555	506,279
United States Cellular Corp.(2)	9,735	424,739
		1,020,102
TOTAL COMMON STOCKS (Cost $99,475,520)		99,538,956
Temporary Cash Investments — 1.3%
Repurchase Agreement, Bank America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 3.125%, 5/15/21, valued at $342,510), in a joint trading account at 0.00%, dated 12/30/11, due 1/3/12 (Delivery value $334,736)		334,736
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.75%, 5/31/16, valued at $170,689), in a joint trading account at 0.01%, dated 12/30/11, due 1/3/12 (Delivery value $167,368)		167,368
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.75%, 2/15/37, valued at $341,984), in a joint trading account at 0.02%, dated 12/30/11, due 1/3/12 (Delivery value $334,737)		334,736
SSgA U.S. Government Money Market Fund	197,212	197,212
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,034,052)		1,034,052
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 129.7% (Cost $100,509,572)		100,573,008
Common Stocks Sold Short — (29.7)%
AEROSPACE AND DEFENSE — (0.5)%
AAR Corp.	(22,181)	(425,210)
BIOTECHNOLOGY — (1.9)%
Ariad Pharmaceuticals, Inc.	(12,888)	(157,878)
Dendreon Corp.	(25,091)	(190,692)
Human Genome Sciences, Inc.	(27,547)	(203,572)
Ironwood Pharmaceuticals, Inc.	(16,187)	(193,758)
Medivation, Inc.	(4,082)	(188,221)
Savient Pharmaceuticals, Inc.	(85,283)	(190,181)
Theravance, Inc.	(8,037)	(177,618)
Vertex Pharmaceuticals, Inc.	(5,808)	(192,884)
		(1,494,804)

10

Shares	Value
CAPITAL MARKETS — (0.7)%
Ares Capital Corp.	(6,220)	$(96,099)
Prospect Capital Corp.	(52,558)	(488,264)
		(584,363)
CHEMICALS — (0.2)%
Ashland, Inc.	(2,393)	(136,784)
COMMERCIAL SERVICES AND SUPPLIES — (0.2)%
Interface, Inc. Class A	(11,688)	(134,879)
COMMUNICATIONS EQUIPMENT — (1.3)%
InterDigital, Inc.	(12,179)	(530,639)
Viasat, Inc.	(10,381)	(478,772)
		(1,009,411)
CONTAINERS AND PACKAGING — (0.4)%
Rock-Tenn Co., Class A	(5,006)	(288,846)
ELECTRICAL EQUIPMENT — (0.7)%
GrafTech International Ltd.	(37,428)	(510,892)
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — (1.0)%
Benchmark Electronics, Inc.	(18,111)	(243,955)
Scansource, Inc.	(14,175)	(510,300)
		(754,255)
ENERGY EQUIPMENT AND SERVICES — (1.3)%
Lufkin Industries, Inc.	(2,450)	(164,910)
McDermott International, Inc.	(43,868)	(504,921)
Noble Corp.	(5,288)	(159,803)
Tidewater, Inc.	(4,324)	(213,173)
		(1,042,807)
FOOD PRODUCTS — (1.3)%
Green Mountain Coffee Roasters, Inc.	(2,332)	(104,590)
Pilgrim’s Pride Corp.	(80,470)	(463,507)
Sanderson Farms, Inc.	(9,476)	(475,032)
		(1,043,129)
HEALTH CARE EQUIPMENT AND SUPPLIES — (0.9)%
DexCom, Inc.	(28,958)	(269,599)
Neogen Corp.	(13,439)	(411,771)
		(681,370)
HEALTH CARE PROVIDERS AND SERVICES — (1.3)%
Catalyst Health Solutions, Inc.	(9,244)	(480,688)
Kindred Healthcare, Inc.	(44,322)	(521,670)
		(1,002,358)
HOUSEHOLD DURABLES — (1.2)%
KB Home	(6,168)	(41,449)
M.D.C. Holdings, Inc.	(21,257)	(374,761)
Ryland Group, Inc.	(33,307)	(524,918)
		(941,128)
INSURANCE — (2.0)%
American International Group, Inc.	(18,038)	$(418,481)
Enstar Group Ltd.	(1,530)	(150,246)
Old Republic International Corp.	(59,336)	(550,045)
OneBeacon Insurance Group Ltd. Class A	(10,889)	(167,582)
Primerica, Inc.	(9,982)	(231,982)
		(1,518,336)
INTERNET SOFTWARE AND SERVICES — (0.6)%
Equinix, Inc.	(4,876)	(494,426)
IT SERVICES — (0.6)%
Wright Express Corp.	(9,293)	(504,424)
MACHINERY — (1.2)%
Chart Industries, Inc.	(815)	(44,067)
Terex Corp.	(20,501)	(276,969)
Westport Innovations, Inc.	(17,627)	(585,921)
		(906,957)
MEDIA — (0.6)%
Imax Corp.	(25,129)	(460,615)
METALS AND MINING — (2.4)%
AK Steel Holding Corp.	(63,495)	(524,469)
North American Palladium Ltd.	(72,219)	(184,158)
Northern Dynasty Minerals Ltd.	(8,587)	(51,865)
Rubicon Minerals Corp.	(136,660)	(516,575)
Thompson Creek Metals Co., Inc.	(71,395)	(496,909)
US Gold Corp.	(28,621)	(96,167)
		(1,870,143)
OIL, GAS AND CONSUMABLE FUELS — (2.4)%
Clean Energy Fuels Corp.	(7,000)	(87,220)
Kodiak Oil & Gas Corp.	(56,590)	(537,605)
Kosmos Energy Ltd.	(11,337)	(138,992)
Northern Oil and Gas, Inc.	(16,804)	(402,960)
Sunoco, Inc.	(5,157)	(211,540)
World Fuel Services Corp.	(11,786)	(494,776)
		(1,873,093)
PAPER AND FOREST PRODUCTS — (0.2)%
Louisiana-Pacific Corp.	(15,074)	(121,647)
PHARMACEUTICALS — (0.2)%
VIVUS, Inc.	(17,797)	(173,521)
REAL ESTATE MANAGEMENT AND DEVELOPMENT — (0.6)%
Howard Hughes Corp. (The)	(10,050)	(443,908)

11

Shares	Value
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — (1.5)%
First Solar, Inc.	(15,199)	$(513,118)
Formfactor, Inc.	(25,114)	(127,077)
MEMC Electronic Materials, Inc.	(127,159)	(501,007)
		(1,141,202)
SOFTWARE — (0.8)%
Ariba, Inc.	(4,368)	(122,653)
Concur Technologies, Inc.	(10,326)	(524,458)
		(647,111)
SPECIALTY RETAIL — (1.1)%
CarMax, Inc.	(15,463)	(471,312)
OfficeMax, Inc.	(80,810)	(366,878)
		(838,190)
TEXTILES, APPAREL AND LUXURY GOODS — (1.2)%
Skechers U.S.A., Inc., Class A	(39,506)	$(478,813)
Under Armour, Inc., Class A	(6,335)	(454,789)
		(933,602)
THRIFTS AND MORTGAGE FINANCE — (0.1)%
MGIC Investment Corp.	(13,653)	(50,926)
TRADING COMPANIES AND DISTRIBUTORS — (1.3)%
TAL International Group, Inc.	(18,531)	(533,507)
Textainer Group Holdings Ltd.	(15,342)	(446,759)
Watsco, Inc.	(689)	(45,240)
		(1,025,506)
TOTAL COMMON STOCKS SOLD SHORT — (29.7)% (Proceeds $23,352,296)		(23,053,843)
OTHER ASSETS AND LIABILITIES†		33,250
TOTAL NET ASSETS — 100.0%		$77,552,415

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Securities may be pledged as collateral for securities sold short. At the period end, the value of securities pledged was $23,053,843.
(2)	Non-income producing.

See Notes to Financial Statements.

12

Statement of Assets and Liabilities

DECEMBER 31, 2011 (UNAUDITED)
Assets
Investment securities, at value (cost of $100,509,572)	$100,573,008
Deposits with broker for securities sold short	129,448
Dividends and interest receivable	92,012
100,794,468

Liabilities
Securities sold short, at value (proceeds of $23,352,296)	23,053,843
Disbursements in excess of demand deposit cash	36
Payable for capital shares redeemed	98,448
Accrued management fees	81,847
Distribution and service fees payable	407
Dividend expense payable on securities sold short	6,974
Broker fees and charges payable on securities sold short	498
23,242,053

Net Assets	$77,552,415

Net Assets Consist of:
Capital (par value and paid-in surplus)	$77,312,766
Accumulated net investment loss	(11,164)
Accumulated net realized loss	(111,112)
Net unrealized appreciation	361,925
$77,552,415

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$77,038,401	7,775,671	$9.91
Institutional Class, $0.01 Par Value	$103,174	10,414	$9.91
A Class, $0.01 Par Value	$204,604	20,652	$9.91	*
C Class, $0.01 Par Value	$103,075	10,417	$9.89
R Class, $0.01 Par Value	$103,161	10,417	$9.90
*Maximum offering price $10.51 (net asset value divided by 0.9425)

See Notes to Financial Statements.

13

Statement of Operations

FOR THE PERIOD ENDED DECEMBER 31, 2011 (UNAUDITED)(1)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $2,486)	$138,958
Interest	90
139,048

Expenses:
Dividend expense on securities sold short	12,721
Broker fees and charges on securities sold short	16,801
Management fees	84,417
Distribution and service fees:
A Class	145
C Class	550
R Class	275
Directors’ fees and expenses	18
Other expenses	166
115,093

Net investment income (loss)	23,955

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(198,246)
Securities sold short transactions	87,150
Foreign currency transactions	(16)
(111,112)

Change in net unrealized appreciation (depreciation) on:
Investments	63,436
Securities sold short	298,453
Translation of assets and liabilities in foreign currencies	36
361,925

Net realized and unrealized gain (loss)	250,813

Net Increase (Decrease) in Net Assets Resulting from Operations	$274,768

(1)	October 31, 2011 (fund inception) through December 31, 2011.

See Notes to Financial Statements.

14

Statement of Changes in Net Assets

PERIOD ENDED DECEMBER 31, 2011 (UNAUDITED)(1)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$23,955
Net realized gain (loss)	(111,112)
Change in net unrealized appreciation (depreciation)	361,925
Net increase (decrease) in net assets resulting from operations	274,768

Distributions to Shareholders
From net investment income:
Investor Class	(35,029)
Institutional Class	(82)
A Class	(8)
Decrease in net assets from distributions	(35,119)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	77,312,766

Net increase (decrease) in net assets	77,552,415

Net Assets
End of period	$77,552,415

Accumulated net investment loss	$(11,164)

(1)	October 31, 2011 (fund inception) through December 31, 2011.

See Notes to Financial Statements.

15

Statement of Cash Flows

FOR THE PERIOD ENDED DECEMBER 31, 2011 (UNAUDITED)(1)
Cash Flows From (Used In) Operating Activities
Net increase (decrease) in net assets resulting from operations	$274,768
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash from (used in) operating activities:
Investments purchased	(105,395,015)
Investments sold	5,721,249
Purchases to cover securities sold short	(3,143,196)
Securities sold short	26,582,642
(Increase) decrease in short-term investments	(1,034,052)
(Increase) decrease in deposits with broker for securities sold short	(129,448)
(Increase) decrease in dividends and interest receivable	(92,012)
Increase (decrease) in dividend expense payable on securities sold short	6,974
Increase (decrease) in broker fees and charges payable on securities sold short	498
Increase (decrease) in accrued management fees	81,847
Increase (decrease) in distribution and service fees payable	407
Change in net unrealized (appreciation) depreciation on investments	(63,436)
Net realized (gain) loss on investment transactions	198,246
Change in net unrealized (appreciation) depreciation on securities sold short	(298,453)
Net realized (gain) loss on securities sold short transactions	(87,150)
Net cash from (used in) operating activities	(77,376,131)

Cash Flows From (Used In) Financing Activities
Proceeds from shares sold	78,946,810
Payments for shares redeemed	(1,570,676)
Disbursements in excess of demand deposit cash	36
Distributions paid, net of reinvestments	(39)
Net cash from (used in) financing activities	77,376,131

Net Increase (Decrease) In Cash:	—
Cash at beginning of period	—
Cash at end of period	—

Supplemental disclosure of cash flow information:
Non cash financing activities not included herein consist of all reinvestment of distributions of $35,080.

(1)	October 31, 2011 (fund inception) through December 31, 2011.

See Notes to Financial Statements.

16

Notes to Financial Statements

DECEMBER 31, 2011 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Core Equity Plus Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth. The fund pursues its objective by investing primarily in large capitalization common stocks. The fund buys, or takes long positions in, equity securities that have been identified as most attractive. The fund takes short positions in equity securities that have been identified as least attractive. The fund invests approximately 130% in long positions and 30% in short positions though it may range from 110% to 150% long and 10% to 50% short.

The fund is authorized to issue the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee. All classes of the fund commenced sale on October 31, 2011, the fund’s inception date.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

17

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Securities Sold Short —The fund may enter into a short sale, which is selling a security it does not own, as part of its normal investment activities. Upon selling a security short, the fund will segregate cash, cash equivalents or other appropriate liquid securities in at least an amount equal to the current market value of the securities sold short until the fund replaces the borrowed security. Interest earned on segregated cash for securities sold short is reflected as interest income. The fund is required to pay any dividends or interest due on securities sold short. Such dividends and interest are recorded as an expense. The fund may pay fees or charges on the assets borrowed for securities sold short. Liabilities for securities sold short are valued daily and changes in value are recorded as unrealized appreciation (depreciation) on securities sold short. The fund records realized gain (loss) on a security sold short when it is terminated by the fund and includes as a component of realized gain (loss) on securities sold short transactions.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

18

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. All tax years for the fund remain subject to examination by tax authorities. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid semiannually. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Statement of Cash Flows — The beginning of period and end of period cash in the Statement of Cash Flows is the amount of domestic and foreign currency included in the fund’s Statement of Assets and Liabilities and represents the cash on hand at its custodian and does not include any short-term investments or deposits with brokers for securities sold short.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.9680% to 1.1500%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, C Class and R Class. The Institutional Class is 0.2000% less at each point within the Complex Fee range. The effective annual management fee for the period October 31, 2011 (fund inception) through December 31, 2011 was 1.31% for the Investor Class, A Class, C Class and R Class and 1.11% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are

19

computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period October 31, 2011 (fund inception) through December 31, 2011 are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc., the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation’s transfer agent, American Century Services, LLC. Various funds in a series issued by American Century Asset Allocation Portfolios, Inc. (ACAAP) own, in aggregate, 98% of the shares of the fund. ACAAP does not invest in the fund for purposes of exercising management or control.

4. Investment Transactions

Purchases and sales of investment securities and securities sold short, excluding short-term investments, for the period October 31, 2011 (fund inception) through December 31, 2011 were $108,538,211 and $32,302,538, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Period ended December 31, 2011(1)
	Shares	Amount
Investor Class/Shares Authorized	70,000,000
Sold	7,827,067	$77,246,810
Issued in reinvestment of distributions	3,502	34,990
Redeemed	(54,898)	(532,324)
	7,775,671	76,749,476
Institutional Class/Shares Authorized	10,000,000
Sold	40,000	400,000
Issued in reinvestment of distributions	8	82
Redeemed	(29,594)	(284,400)
	10,414	115,682
A Class/Shares Authorized	10,000,000
Sold	50,245	500,000
Issued in reinvestment of distributions	1	8
Redeemed	(29,594)	(284,400)
	20,652	215,608
C Class/Shares Authorized	10,000,000
Sold	40,000	400,000
Redeemed	(29,583)	(284,000)
	10,417	116,000
R Class/Shares Authorized	10,000,000
Sold	40,000	400,000
Redeemed	(29,583)	(284,000)
	10,417	116,000
Net increase (decrease)	7,827,571	$77,312,766

(1)	October 31, 2011 (fund inception) through December 31, 2011.

20

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$93,228,865	—	—
Foreign Common Stocks	6,310,091	—	—
Temporary Cash Investments	197,212	$836,840	—
Total Value of Investment Securities	$99,736,168	$836,840	—

Securities Sold Short
Domestic Common Stocks	$(20,447,751)	—	—
Foreign Common Stocks	(2,606,092)	—	—
Total Value of Securities Sold Short	$(23,053,843)	—	—

7. Risk Factors

The fund’s investment strategy utilizes leverage, which can increase market exposure and subject the fund to greater risk and higher volatility.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

The fund is subject to short sales risk. If the market price of a security increases after the fund borrows the security, the fund may suffer a loss when it replaces the borrowed security at the higher price. Any loss will be increased by the amount of compensation, interest or dividends, and transaction costs the fund must pay to the lender of the borrowed security.

If the fund is overweighted in a stock or sector, any negative development related to that stock or sector will have a greater impact on the fund than other funds that are not overweighted in that stock or sector.

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

21

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$100,624,318
Gross tax appreciation of investments	$2,417,893
Gross tax depreciation of investments	(2,469,203)
Net tax appreciation (depreciation) of investments	$(51,310)
Net tax appreciation (depreciation) on securities sold short	$293,250
Net tax appreciation (depreciation)	$241,940

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

22

Financial Highlights

For a Share Outstanding Throughout the Period Indicated
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (excluding expenses on securities sold short	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2011(3)	$10.00	0.01	(0.10)	(0.09)	—(4)	$9.91	(0.86)%	1.77%(5)	1.31%(5)	0.39%(5)	92%	$77,038
Institutional Class
2011(3)	$10.00	0.03	(0.11)	(0.08)	(0.01)	$9.91	(0.82)%	1.57%(5)	1.11%(5)	0.59%(5)	92%	$103
A Class
2011(3)	$10.00	0.02	(0.11)	(0.09)	—(4)	$9.91	(0.90)%	2.02%(5)	1.56%(5)	0.14%(5)	92%	$205
C Class
2011(3)	$10.00	0.01	(0.12)	(0.11)	—	$9.89	(1.10)%	2.77%(5)	2.31%(5)	(0.61)%(5)	92%	$103
R Class
2011(3)	$10.00	0.02	(0.12)	(0.10)	—	$9.90	(1.00)%	2.27%(5)	1.81%(5)	(0.11)%(5)	92%	$103

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)	October 31, 2011 (fund inception) through December 31, 2011 (unaudited).
(4)	Per-share amount was less than $0.005.
(5)	Annualized.

See Notes to Financial Statements.

23

Approval of Management Agreement

The Fund’s Board of Directors unanimously approved the initial management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, new contracts for investment advisory services are required to be approved by a majority of a fund’s independent directors (the “Directors”) each year and to be evaluated on an annual basis thereafter.

In advance of the Board’s consideration, the Advisor provided information concerning the fund. The materials circulated and the discussions held detailed the investment objective and strategy proposed to be utilized by the Advisor, the Fund’s characteristics and key attributes, the rationale for launching the Fund, the experience of the staff designated to manage the Fund, the proposed pricing, and the markets in which the Fund would be sold. The information considered and the discussions held included, but were not limited to

•	the nature, extent, and quality of investment management, shareholder services, and other services to be provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor would provide to the Fund and its shareholders on a routine and non-routine basis;

•	the Fund’s proposed investment objective and strategy, including a discussion of the Fund’s anticipated investment performance and proposed benchmark;

•	data comparing the cost of owning the Fund to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	consideration of collateral benefits derived by the Advisor from the management of the Fund and any potential economies of scale relating thereto.

American Century Investments’ funds utilize a unified management fee structure. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Advisor and Board believe the unified fee structure is a benefit to fund shareholders because it clearly discloses to shareholders the cost of owning fund shares, and, because the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies.

24

When considering the approval of the management agreement for the Fund, the Board considered the entrepreneurial risk that the Advisor assumes in launching a new fund. In particular, they considered the effect of the unified management fee structure and the fact that the Advisor will assume a substantial part of the start-up costs of the Fund and the risk that the Fund will grow to a level that will become profitable to the Advisor. The Board considered the position that the Fund would take in the lineup of the American Century Investments’ family of funds and the benefits to shareholders of existing funds of the broadened product offering. Finally, while not specifically discussed, but important in the decision to approve the management agreement, is the Directors’ familiarity with the Advisor. The Board oversees and evaluates on a continuous basis the nature and quality of all services the Advisor performs for other funds within the American Century Investments’ complex. As such, the Directors have confidence in the Advisor’s integrity and competence in providing services to the Fund.

In their deliberations, the Board did not identify any particular information that was all-important or controlling, and each Director attributed different weights to various factors. However, based on their evaluation of all material factors and assisted by the advice of independent legal counsel, the Directors, concluded that the overall arrangements between the Fund and the Advisor, as provided in the management agreement, were fair and reasonable in light of the services to be performed and should be approved.

25

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

26

Notes

27

Notes

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Quantitative Equity Funds, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2012 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-74324   1202

SEMIANNUAL REPORT              DECEMBER 31, 2011

Disciplined Growth Fund

President’s Letter	2
Performance	3
Fund Characteristics	4
Shareholder Fee Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	10
Statement of Operations	11
Statement of Changes in Net Assets	12
Notes to Financial Statements	13
Financial Highlights	18
Additional Information	21

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

     Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended December 31, 2011. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, portfolio strategy, and the investment markets, we encourage you to visit our website, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site. Also, the fund’s next annual report, dated June 30, 2012, will provide additional market perspective and commentary from our portfolio management team.

Macroeconomic and Financial Market Overview

This six-month reporting period differed dramatically from the 12 months that preceded it. As the period covered by this report opened in July 2011, U.S. stock investors had just enjoyed a span during the last half of 2010 and the first half of 2011 in which the broad market climbed approximately 30%, boosted by growth and optimism related to monetary and fiscal intervention in 2010. Meanwhile, U.S. bond returns were generally lower and more mixed.

However, U.S. economic growth slowed considerably in 2011 from its 2010 levels, and optimism faded in the late spring and summer of last year as financial and economic challenges emerged. High fuel prices, declining U.S. home values, elevated U.S. unemployment rates, natural disasters, federal budget management concerns in the U.S., and a resurgence of the European sovereign debt crisis ebbed the economic tide and investors’ risk tolerance.

Six-month returns, as of December 31, 2011, generally reflected a more risk-averse investor mindset—the Barclays Capital U.S. Aggregate Bond Index returned 4.98%, compared with –3.69% for the S&P 500 Index. But 2011 ended on a better economic and financial note than many anticipated. More risk tolerance returned in the fourth quarter as concerns about Europe eased. However, further volatility appears likely in 2012 as uncertainties regarding European debt, economic strength, government budget deficits, and the U.S. presidential election potentially sway the markets.

We believe strongly in adhering to a disciplined, diversified, long-term investment approach during volatile periods, and we appreciate your continued trust in us during these unsettled times.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of December 31, 2011
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
Investor Class	ADSIX	-5.65%	2.49%	2.04%	4.17%	9/30/05
Russell 1000 Growth Index	—	-3.92%	2.64%	2.50%	3.91%	—
Institutional Class	ADCIX	-5.52%	2.77%	2.24%	4.38%	9/30/05
A Class(2) No sales charge* With sales charge*	ADCVX	-5.75% -11.16%	2.24% -3.64%	1.79% 0.58%	3.91% 2.93%	9/30/05
C Class No sales charge* With sales charge*	ADCCX	-6.07% -7.00%	1.47% 1.47%	— —	-1.28% -1.28%	9/28/07
R Class	ADRRX	-5.81%	2.08%	1.54%	3.66%	9/30/05

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.
(2)	Prior to September 4, 2007, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
1.04%	0.84%	1.29%	2.04%	1.54%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

3

Fund Characteristics

DECEMBER 31, 2011
Top Ten Holdings	% of net assets
Apple, Inc.	6.1%
Exxon Mobil Corp.	5.2%
Microsoft Corp.	3.0%
International Business Machines Corp.	2.9%
Philip Morris International, Inc.	2.7%
Oracle Corp.	2.0%
Abbott Laboratories	1.9%
Google, Inc., Class A	1.7%
United Technologies Corp.	1.6%
Coca-Cola Co. (The)	1.4%

Top Five Industries	% of net assets
Oil, Gas and Consumable Fuels	9.7%
Software	9.5%
Computers and Peripherals	8.0%
IT Services	6.2%
Pharmaceuticals	4.6%

Types of Investments in Portfolio	% of net assets
Common Stocks	98.1%
Temporary Cash Investments	2.7%
Other Assets and Liabilities	(0.8)%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2011 to December 31, 2011.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/11	Ending Account Value 12/31/11	Expenses Paid During Period* 7/1/11 – 12/31/11	Annualized Expense Ratio*
Actual
Investor Class	$1,000	$943.50	$5.08	1.04%
Institutional Class	$1,000	$944.80	$4.11	0.84%
A Class	$1,000	$942.50	$6.30	1.29%
C Class	$1,000	$939.30	$9.94	2.04%
R Class	$1,000	$941.90	$7.52	1.54%
Hypothetical
Investor Class	$1,000	$1,019.91	$5.28	1.04%
Institutional Class	$1,000	$1,020.91	$4.27	0.84%
A Class	$1,000	$1,018.65	$6.55	1.29%
C Class	$1,000	$1,014.88	$10.33	2.04%
R Class	$1,000	$1,017.40	$7.81	1.54%

*
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

6

Schedule of Investments

DECEMBER 31, 2011 (UNAUDITED)

	Shares	Value
Common Stocks — 98.1%
AEROSPACE AND DEFENSE — 2.9%
Boeing Co. (The)	312	$22,885
L-3 Communications Holdings, Inc.	2,540	169,367
Northrop Grumman Corp.	5,560	325,149
Rockwell Collins, Inc.	201	11,129
Teledyne Technologies, Inc.(1)	1,925	105,586
United Technologies Corp.	10,895	796,316
		1,430,432
AIR FREIGHT AND LOGISTICS — 0.1%
United Parcel Service, Inc., Class B	707	51,745
AIRLINES — 0.5%
Alaska Air Group, Inc.(1)	3,171	238,110
AUTO COMPONENTS — 0.7%
BorgWarner, Inc.(1)	5,234	333,615
BEVERAGES — 3.7%
Coca-Cola Co. (The)	9,969	697,531
Coca-Cola Enterprises, Inc.	222	5,723
Constellation Brands, Inc., Class A(1)	16,256	336,012
Dr Pepper Snapple Group, Inc.	9,951	392,865
PepsiCo, Inc.	6,328	419,863
		1,851,994
BIOTECHNOLOGY — 3.6%
Biogen Idec, Inc.(1)	4,933	542,877
Celgene Corp.(1)	8,087	546,681
Gilead Sciences, Inc.(1)	7,696	314,997
United Therapeutics Corp.(1)	8,057	380,693
		1,785,248
CHEMICALS — 3.5%
CF Industries Holdings, Inc.	2,639	382,602
Kronos Worldwide, Inc.	5,286	95,359
LyondellBasell Industries NV, Class A	7,374	239,581
Monsanto Co.	8,695	609,259
PPG Industries, Inc.	5,026	419,621
		1,746,422
COMMUNICATIONS EQUIPMENT — 1.6%
Cisco Systems, Inc.	16,647	300,978
Motorola Solutions, Inc.	2,628	121,650
QUALCOMM, Inc.	6,802	372,069
		794,697
COMPUTERS AND PERIPHERALS — 8.0%
Apple, Inc.(1)	7,493	3,034,665
Dell, Inc.(1)	9,040	132,255
EMC Corp.(1)	16,746	360,709
Lexmark International, Inc., Class A	9,821	324,780
Seagate Technology plc	7,834	128,478
		3,980,887
CONSTRUCTION AND ENGINEERING — 0.7%
Chicago Bridge & Iron Co. NV New York Shares	8,655	327,159
CONSUMER FINANCE — 0.1%
American Express Co.	538	25,377
DIVERSIFIED CONSUMER SERVICES — 2.2%
Apollo Group, Inc., Class A(1)	4,932	265,687
Coinstar, Inc.(1)	4,231	193,103
ITT Educational Services, Inc.(1)	5,868	333,831
Weight Watchers International, Inc.	5,736	315,537
		1,108,158
DIVERSIFIED FINANCIAL SERVICES — 0.4%
Interactive Brokers Group, Inc., Class A	14,246	212,835
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
Verizon Communications, Inc.	2,652	106,398
ELECTRICAL EQUIPMENT — 0.9%
Emerson Electric Co.	9,959	463,990
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.9%
Jabil Circuit, Inc.	12,185	239,557
Molex, Inc.	9,282	221,469
		461,026
ENERGY EQUIPMENT AND SERVICES — 1.3%
Helix Energy Solutions Group, Inc.(1)	18,759	296,392
Schlumberger Ltd.	5,327	363,888
		660,280
FOOD AND STAPLES RETAILING — 1.2%
CVS Caremark Corp.	3,592	146,482
Kroger Co. (The)	7,646	185,186
Wal-Mart Stores, Inc.	3,983	238,024
		569,692
FOOD PRODUCTS — 1.0%
Hershey Co. (The)	2,395	147,963
Mead Johnson Nutrition Co.	5,220	358,771
		506,734

7

Shares	Value
HEALTH CARE EQUIPMENT AND SUPPLIES — 1.6%
Baxter International, Inc.	9,266	$458,482
Cooper Cos., Inc. (The)	269	18,970
Medtronic, Inc.	584	22,338
St. Jude Medical, Inc.	6,027	206,726
Varian Medical Systems, Inc.(1)	950	63,773
Zimmer Holdings, Inc.(1)	875	46,743
		817,032
HEALTH CARE PROVIDERS AND SERVICES — 2.2%
Health Net, Inc.(1)	1,978	60,171
Humana, Inc.	4,371	382,943
Medco Health Solutions, Inc.(1)	1,674	93,577
UnitedHealth Group, Inc.	2,728	138,255
WellCare Health Plans, Inc.(1)	7,304	383,460
WellPoint, Inc.	233	15,436
		1,073,842
HOTELS, RESTAURANTS AND LEISURE — 4.0%
Domino’s Pizza, Inc.(1)	6,833	231,980
International Game Technology	21,842	375,682
McDonald’s Corp.	4,544	455,900
Wynn Resorts Ltd.	3,494	386,052
Yum! Brands, Inc.	9,093	536,578
		1,986,192
HOUSEHOLD DURABLES — 1.0%
Harman International Industries, Inc.	4,294	163,344
Tempur-Pedic International, Inc.(1)	6,572	345,227
		508,571
INDUSTRIAL CONGLOMERATES — 0.1%
3M Co.	771	63,014
INSURANCE — 0.7%
Aflac, Inc.	7,592	328,430
INTERNET AND CATALOG RETAIL — 1.5%
Amazon.com, Inc.(1)	925	160,118
priceline.com, Inc.(1)	976	456,485
TripAdvisor, Inc.(1)	6,016	151,663
		768,266
INTERNET SOFTWARE AND SERVICES — 1.8%
Google, Inc., Class A(1)	1,327	857,109
IAC/InterActiveCorp	633	26,966
		884,075
IT SERVICES — 6.2%
Accenture plc, Class A	10,562	562,215
Alliance Data Systems Corp.(1)	3,867	401,549
International Business Machines Corp.	7,733	1,421,944
MasterCard, Inc., Class A	570	$212,508
Visa, Inc., Class A	4,838	491,202
		3,089,418
LEISURE EQUIPMENT AND PRODUCTS — 0.7%
Polaris Industries, Inc.	6,219	348,140
LIFE SCIENCES TOOLS AND SERVICES — 0.7%
Agilent Technologies, Inc.(1)	10,078	352,025
MACHINERY — 3.8%
AGCO Corp.(1)	8,155	350,420
Caterpillar, Inc.	4,639	420,293
Cummins, Inc.	5,066	445,909
Gardner Denver, Inc.	143	11,020
Parker-Hannifin Corp.	4,617	352,046
Sauer-Danfoss, Inc.(1)	8,726	315,969
		1,895,657
MEDIA — 0.7%
CBS Corp., Class B	9,141	248,087
DirecTV, Class A(1)	688	29,419
DISH Network Corp., Class A	2,272	64,706
		342,212
METALS AND MINING — 1.1%
Freeport-McMoRan Copper & Gold, Inc.	14,946	549,863
MULTILINE RETAIL — 0.8%
Dillard’s, Inc., Class A	1,233	55,337
Macy’s, Inc.	10,689	343,972
		399,309
OIL, GAS AND CONSUMABLE FUELS — 9.7%
Chevron Corp.	4,151	441,667
ConocoPhillips	4,028	293,520
Exxon Mobil Corp.	30,759	2,607,133
HollyFrontier Corp.	10,660	249,444
Marathon Oil Corp.	11,012	322,321
Suncor Energy, Inc.	8,446	243,498
Tesoro Corp.(1)	6,700	156,512
Valero Energy Corp.	15,152	318,950
W&T Offshore, Inc.	8,091	171,610
		4,804,655
PERSONAL PRODUCTS — 1.1%
Estee Lauder Cos., Inc. (The), Class A	2,713	304,724
Herbalife Ltd.	4,281	221,199
		525,923
PHARMACEUTICALS — 4.6%
Abbott Laboratories	17,028	957,485
Bristol-Myers Squibb Co.	9,423	332,067
Eli Lilly & Co.	11,697	486,127

8

Shares	Value
Jazz Pharmaceuticals, Inc.(1)	389	$15,027
Merck & Co., Inc.	4,312	162,562
Pfizer, Inc.	15,655	338,774
		2,292,042
PROFESSIONAL SERVICES — 0.7%
Towers Watson & Co., Class A	5,609	336,147
ROAD AND RAIL — 0.7%
Canadian National Railway Co.	1,962	154,135
Union Pacific Corp.	1,954	207,007
		361,142
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 3.1%
Avago Technologies Ltd.	11,924	344,127
Intel Corp.	12,886	312,486
LSI Corp.(1)	24,656	146,703
Maxim Integrated Products, Inc.	14,754	384,194
NVIDIA Corp.(1)	26,998	374,192
		1,561,702
SOFTWARE — 9.5%
Activision Blizzard, Inc.	27,961	344,479
Cadence Design Systems, Inc.(1)	36,727	381,961
Cerner Corp.(1)	5,615	343,919
Intuit, Inc.	8,800	462,792
Microsoft Corp.	56,472	1,466,013
Oracle Corp.	39,463	1,012,226
Symantec Corp.(1)	20,055	313,861
Synopsys, Inc.(1)	12,266	333,635
VMware, Inc., Class A(1)	469	39,016
		4,697,902
SPECIALTY RETAIL — 4.3%
Bed Bath & Beyond, Inc.(1)	4,728	274,082
Best Buy Co., Inc.	1,424	33,279
Express, Inc.(1)	16,208	323,187
Foot Locker, Inc.	353	8,416
Home Depot, Inc. (The)	15,523	652,587
O’Reilly Automotive, Inc.(1)	4,902	391,915
PetSmart, Inc.	8,806	451,660
		2,135,126
TEXTILES, APPAREL AND LUXURY GOODS — 0.6%
Coach, Inc.	4,562	278,464
TOBACCO — 2.7%
Philip Morris International, Inc.	17,335	1,360,451
WIRELESS TELECOMMUNICATION SERVICES — 0.7%
Telephone & Data Systems, Inc.	13,130	339,936
TOTAL COMMON STOCKS (Cost $45,399,558)		48,754,335
Temporary Cash Investments — 2.7%
Repurchase Agreement, Bank America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 3.125%, 5/15/21, valued at $439,490), in a joint trading account at 0.00%, dated 12/30/11, due 1/3/12 (Delivery value $429,515)		429,515
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.75%, 5/31/16, valued at $219,019), in a joint trading account at 0.01%, dated 12/30/11, due 1/3/12 (Delivery value $214,758)		214,758
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.75%, 2/15/37, valued at $438,816), in a joint trading account at 0.02%, dated 12/30/11, due 1/3/12 (Delivery value $429,516)		429,515
SSgA U.S. Government Money Market Fund	250,734	250,734
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,324,522)		1,324,522
TOTAL INVESTMENT SECURITIES — 100.8% (Cost $46,724,080)		50,078,857
OTHER ASSETS AND LIABILITIES — (0.8)%		(408,825)
TOTAL NET ASSETS — 100.0%		$49,670,032

Notes to Schedule of Investments

(1)	Non-income producing.

See Notes to Financial Statements.

9

Statement of Assets and Liabilities

DECEMBER 31, 2011 (UNAUDITED)
Assets
Investment securities, at value (cost of $46,724,080)	$50,078,857
Receivable for capital shares sold	306,694
Dividends and interest receivable	40,637
50,426,188

Liabilities
Payable for investments purchased	637,950
Payable for capital shares redeemed	73,700
Accrued management fees	42,108
Distribution and service fees payable	2,398
756,156

Net Assets	$49,670,032

Net Assets Consist of:
Capital (par value and paid-in surplus)	$49,008,758
Accumulated net investment loss	(23,047)
Accumulated net realized loss	(2,670,456)
Net unrealized appreciation	3,354,777
$49,670,032

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$40,686,008	3,372,383	$12.06
Institutional Class, $0.01 Par Value	$574,710	47,531	$12.09
A Class, $0.01 Par Value	$7,025,038	583,834	$12.03	*
C Class, $0.01 Par Value	$1,081,212	91,849	$11.77
R Class, $0.01 Par Value	$303,064	25,391	$11.94
*Maximum offering price $12.76 (net asset value divided by 0.9425)

See Notes to Financial Statements.

10

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2011 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $5,607)	$428,034
Interest	92
428,126

Expenses:
Management fees	230,615
Distribution and service fees:
A Class	6,761
B Class	281
C Class	3,049
R Class	787
Directors’ fees and expenses	1,359
Other expenses	297
243,149

Net investment income (loss)	184,977

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(1,201,361)
Foreign currency transactions	(47)
(1,201,408)

Change in net unrealized appreciation (depreciation) on investments	(1,780,017)

Net realized and unrealized gain (loss)	(2,981,425)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,796,448)

See Notes to Financial Statements.

11

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2011 (UNAUDITED) AND YEAR ENDED JUNE 30, 2011
Increase (Decrease) in Net Assets	December 31, 2011	June 30, 2011
Operations
Net investment income (loss)	$184,977	$94,635
Net realized gain (loss)	(1,201,408)	2,788,807
Change in net unrealized appreciation (depreciation)	(1,780,017)	3,976,993
Net increase (decrease) in net assets resulting from operations	(2,796,448)	6,860,435

Distributions to Shareholders
From net investment income:
Investor Class	(212,215)	(52,830)
Institutional Class	(4,207)	(12,483)
A Class	(19,403)	(235)
R Class	(97)	—
Decrease in net assets from distributions	(235,922)	(65,548)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	14,364,432	15,583,236

Net increase (decrease) in net assets	11,332,062	22,378,123

Net Assets
Beginning of period	38,337,970	15,959,847
End of period	$49,670,032	$38,337,970

Accumulated undistributed net investment income (loss)	$(23,047)	$27,898

See Notes to Financial Statements.

12

Notes to Financial Statements

DECEMBER 31, 2011 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Disciplined Growth Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth. The fund pursues its objective by investing primarily in large capitalization common stocks.

The fund is authorized to issue the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee. On October 21, 2011, all outstanding B Class shares were converted to A Class shares and the fund discontinued issuance of the B Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

13

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2008. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

14

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid semiannually. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.6880% to 0.8700%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, B Class, C Class and
R Class. The Institutional Class is 0.2000% less at each point within the Complex Fee range. The effective annual management fee for each class for the six months ended December 31, 2011 was 1.03% for the Investor Class, A Class, C Class and R Class and 0.83% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, B Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the B Class and C Class will each pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended December 31, 2011 are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc., the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation’s transfer agent, American Century Services, LLC.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended December 31, 2011 were $36,233,691 and $22,426,146, respectively.

15

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2011		Year ended June 30, 2011
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	50,000,000		50,000,000
Sold	1,788,420	$22,059,951	1,682,989	$20,358,748
Issued in reinvestment of distributions	17,243	209,676	4,156	49,256
Redeemed	(881,311)	(10,431,608)	(618,950)	(7,255,643)
	924,352	11,838,019	1,068,195	13,152,361
Institutional Class/Shares Authorized	10,000,000		10,000,000
Sold	3,842	48,870	98,023	1,194,467
Issued in reinvestment of distributions	346	4,207	1,052	12,483
Redeemed	(196,931)	(2,388,732)	(90,338)	(1,049,782)
	(192,743)	(2,335,655)	8,737	157,168
A Class/Shares Authorized	10,000,000		10,000,000
Sold	414,870	5,015,063	191,652	2,338,216
Issued in reinvestment of distributions	1,565	18,988	19	229
Redeemed	(69,103)	(828,976)	(26,791)	(317,714)
	347,332	4,205,075	164,880	2,020,731
B Class/Shares Authorized	N/A		10,000,000
Sold	—	—	3,344	38,679
Redeemed	(8,382)	(97,146)	(964)	(11,820)
	(8,382)	(97,146)	2,380	26,859
C Class/Shares Authorized	10,000,000		10,000,000
Sold	79,637	907,377	17,046	199,910
Redeemed	(1,106)	(12,615)	(8,227)	(101,818)
	78,531	894,762	8,819	98,092
R Class/Shares Authorized	10,000,000		10,000,000
Sold	15,313	180,665	10,440	132,524
Issued in reinvestment of distributions	8	97	—	—
Redeemed	(28,784)	(321,385)	(359)	(4,499)
	(13,463)	(140,623)	10,081	128,025
Net increase (decrease)	1,135,627	$14,364,432	1,263,092	$15,583,236

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

16

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$48,754,335	—	—
Temporary Cash Investments	250,734	$1,073,788	—
Total Value of Investment Securities	$49,005,069	$1,073,788	—

7. Risk Factors

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$46,907,958
Gross tax appreciation of investments	$4,962,119
Gross tax depreciation of investments	(1,791,220)
Net tax appreciation (depreciation) of investments	$3,170,899

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of June 30, 2011, the fund had accumulated capital losses of $(1,347,871), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire in 2018. The Regulated Investment Company Modernization Act of 2010 allows the fund to carry forward capital losses incurred in future taxable years for an unlimited period. Any losses incurred during future taxable years will be required to be utilized prior to the losses which carry an expiration date. As a result, capital loss carryforwards may be more likely to expire unused.

17

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
	Net Asset Value, Beginning of Period	Income From Investment Operations:			Distributions From:				Total Return(2)	Ratio to Average Net Assets of:
		Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period		Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2011(3)	$12.85	0.05	(0.78)	(0.73)	(0.06)	—	(0.06)	$12.06	(5.65)%	1.04%(4)	0.87%(4)	51%	$40,686
2011	$9.27	0.04	3.57	3.61	(0.03)	—	(0.03)	$12.85	39.00%	1.04%	0.37%	117%	$31,450
2010	$8.01	0.04	1.27	1.31	(0.05)	—	(0.05)	$9.27	16.35%	1.05%	0.46%	84%	$12,787
2009	$11.12	0.04	(3.12)	(3.08)	(0.03)	—	(0.03)	$8.01	(27.63)%	1.05%	0.44%	98%	$10,440
2008	$12.35	(0.01)	(0.74)	(0.75)	—	(0.48)	(0.48)	$11.12	(6.38)%	1.03%	(0.07)%	134%	$16,093
2007(5)	$11.59	(0.02)	0.83	0.81	—	(0.05)	(0.05)	$12.35	7.00%	1.02%(4)	(0.29)%(4)	78%	$22,775
2006	$10.47	(0.02)	1.20	1.18	—	(0.06)	(0.06)	$11.59	11.30%	1.02%	(0.21)%	124%	$16,709
Institutional Class
2011(3)	$12.89	0.05	(0.76)	(0.71)	(0.09)	—	(0.09)	$12.09	(5.52)%	0.84%(4)	1.07%(4)	51%	$575
2011	$9.30	0.06	3.59	3.65	(0.06)	—	(0.06)	$12.89	39.26%	0.84%	0.57%	117%	$3,097
2010	$8.03	0.06	1.28	1.34	(0.07)	—	(0.07)	$9.30	16.67%	0.85%	0.66%	84%	$2,152
2009	$11.15	0.05	(3.12)	(3.07)	(0.05)	—	(0.05)	$8.03	(27.50)%	0.85%	0.64%	98%	$2,265
2008	$12.36	0.01	(0.74)	(0.73)	—	(0.48)	(0.48)	$11.15	(6.22)%	0.83%	0.13%	134%	$4,194
2007(5)	$11.62	—(6)	0.81	0.81	—	(0.07)	(0.07)	$12.36	7.02%	0.82%(4)	(0.09)%(4)	78%	$6,918
2006	$10.47	—(6)	1.21	1.21	—	(0.06)	(0.06)	$11.62	11.59%	0.82%	(0.01)%	124%	$3,940

18

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
	Net Asset Value, Beginning of Period	Income From Investment Operations:			Distributions From:				Total Return(2)	Ratio to Average Net Assets of:
		Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period		Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class(7)
2011(3)	$12.80	0.04	(0.78)	(0.74)	(0.03)	—	(0.03)	$12.03	(5.75)%	1.29%(4)	0.62%(4)	51%	$7,025
2011	$9.23	0.02	3.55	3.57	—(6)	—	—(6)	$12.80	38.71%	1.29%	0.12%	117%	$3,026
2010	$7.98	0.02	1.26	1.28	(0.03)	—	(0.03)	$9.23	16.00%	1.30%	0.21%	84%	$661
2009	$11.07	0.02	(3.09)	(3.07)	(0.02)	—	(0.02)	$7.98	(27.76)%	1.30%	0.19%	98%	$408
2008	$12.33	(0.04)	(0.74)	(0.78)	—	(0.48)	(0.48)	$11.07	(6.65)%	1.28%	(0.32)%	134%	$571
2007(5)	$11.56	(0.03)	0.82	0.79	—	(0.02)	(0.02)	$12.33	6.84%	1.27%(4)	(0.54)%(4)	78%	$1,248
2006	$10.46	(0.05)	1.21	1.16	—	(0.06)	(0.06)	$11.56	11.12%	1.27%	(0.46)%	124%	$701
C Class
2011(3)	$12.53	0.01	(0.77)	(0.76)	—	—	—	$11.77	(6.07)%	2.04%(4)	(0.13)%(4)	51%	$1,081
2011	$9.11	(0.07)	3.49	3.42	—	—	—	$12.53	37.54%	2.04%	(0.63)%	117%	$167
2010	$7.91	(0.05)	1.25	1.20	—	—	—	$9.11	15.17%	2.05%	(0.54)%	84%	$41
2009	$11.04	(0.04)	(3.09)	(3.13)	—	—	—	$7.91	(28.35)%	2.05%	(0.56)%	98%	$54
2008(8)	$12.93	(0.09)	(1.32)	(1.41)	—	(0.48)	(0.48)	$11.04	(11.22)%	2.03%(4)	(1.01)%(4)	134%(9)	$22
R Class
2011(3)	$12.68	0.01	(0.75)	(0.74)	—(6)	—	—(6)	$11.94	(5.81)%	1.54%(4)	0.37%(4)	51%	$303
2011	$9.17	(0.01)	3.52	3.51	—	—	—	$12.68	38.28%	1.54%	(0.13)%	117%	$493
2010	$7.92	—(6)	1.25	1.25	—(6)	—	—(6)	$9.17	15.82%	1.55%	(0.04)%	84%	$264
2009	$11.00	—(6)	(3.08)	(3.08)	—	—	—	$7.92	(28.00)%	1.55%	(0.06)%	98%	$417
2008	$12.28	(0.07)	(0.73)	(0.80)	—	(0.48)	(0.48)	$11.00	(6.84)%	1.53%	(0.57)%	134%	$576
2007(5)	$11.53	(0.05)	0.82	0.77	—	(0.02)	(0.02)	$12.28	6.68%	1.52%(4)	(0.79)%(4)	78%	$619
2006	$10.46	(0.08)	1.21	1.13	—	(0.06)	(0.06)	$11.53	10.83%	1.52%	(0.71)%	124%	$580

19

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)	Six months ended December 31, 2011 (unaudited).
(4)	Annualized.
(5)
January 1, 2007 through June 30, 2007. The fund’s fiscal year end was changed from December 31 to June 30, resulting in a six-month annual reporting period. For the years before June 30, 2007, the fund’s fiscal year end was December 31.

(6)	Per-share amount was less than $0.005.
(7)	Prior to September 4, 2007, the A Class was referred to as the Advisor Class.
(8)	September 28, 2007 (commencement of sale) through June 30, 2008.
(9)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended June 30, 2008.

See Notes to Financial Statements.

20

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

21

Notes

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Quantitative Equity Funds, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2012 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-74318   1202

SEMIANNUAL REPORT                        DECEMBER 31, 2011

Disciplined Growth Plus Fund

President’s Letter	2
Performance	3
Fund Characteristics	4
Shareholder Fee Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	13
Statement of Operations	14
Statement of Changes in Net Assets	15
Statement of Cash Flows	16
Notes to Financial Statements	17
Financial Highlights	23
Approval of Management Agreement	24
Additional Information	26

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

       Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the truncated reporting period from the fund’s inception through December 31, 2011. This report provides fund performance for the truncated period, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, portfolio strategy, and the investment markets, we encourage you to visit our website, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site. Also, the fund’s first annual report, dated June 30, 2012, will provide additional market perspective and commentary from our portfolio management team.

We appreciate your trust in us during these unsettled times.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of December 31, 2011
	Ticker Symbol	Since Inception(1)	Inception Date
Investor Class	ACDJX	-1.88%	10/31/11
Russell 1000 Growth Index	—	-0.33%	—
Institutional Class	ACDKX	-1.85%	10/31/11
A Class No sales charge* With sales charge*	ACDQX	-1.92% -7.56%	10/31/11
C Class No sales charge* With sales charge*	ACDHX	-2.10% -3.08%	10/31/11
R Class	ACDWX	-1.96%	10/31/11

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
2.22%	2.02%	2.47%	3.22%	2.72%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors. In addition, its investment approach may involve higher volatility, short sales risk, leverage risk and overweighting risk. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

3

Fund Characteristics

DECEMBER 31, 2011
Top Ten Long Holdings	% of net assets
Apple, Inc.	5.81%
Exxon Mobil Corp.	5.09%
International Business Machines Corp.	2.79%
Philip Morris International, Inc.	2.59%
Microsoft Corp.	2.22%
Oracle Corp.	2.07%
Abbott Laboratories	1.90%
Google, Inc., Class A	1.73%
United Technologies Corp.	1.61%
Coca-Cola Co. (The)	1.29%

Top Five Short Holdings	% of net assets
Old Republic International Corp.	(0.75)%
Kodiak Oil & Gas Corp.	(0.73)%
Westport Innovations, Inc.	(0.70)%
Concur Technologies, Inc.	(0.70)%
Louisiana-Pacific Corp.	(0.70)%

Types of Investments in Portfolio	% of net assets
Common Stocks	128.3%
Common Stocks Sold Short	(29.3)%
Temporary Cash Investments	1.2%
Other Assets and Liabilities	(0.2)%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2011 to December 31, 2011 (except as noted).

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/11	Ending Account Value 12/31/11	Expenses Paid During Period(1) 7/1/11 – 12/31/11	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$981.20(2)	$4.21(3)	2.55%
Institutional Class	$1,000	$981.50(2)	$3.88(3)	2.35%
A Class	$1,000	$980.80(2)	$4.62(3)	2.80%
C Class	$1,000	$979.00(2)	$5.85(3)	3.55%
R Class	$1,000	$980.40(2)	$5.03(3)	3.05%
Hypothetical
Investor Class	$1,000	$1,012.32(4)	$12.90(4)	2.55%
Institutional Class	$1,000	$1,013.32(4)	$11.89(4)	2.35%
A Class	$1,000	$1,011.06(4)	$14.15(4)	2.80%
C Class	$1,000	$1,007.29(4)	$17.91(4)	3.55%
R Class	$1,000	$1,009.80(4)	$15.41(4)	3.05%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

(2)	Ending account value based on actual return from October 31, 2011 (fund inception) through December 31, 2011.
(3)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 61, the number of days in the period from October 31, 2011 (fund inception) through December 31, 2011, divided by 366 to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

(4)
Ending account value and expenses paid during the period assumes the class had been available throughout the entire period and are calculated using the class’s annualized expense ratio listed in the table above.

6

Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Shares	Value
Common Stocks(1) — 128.3%
AEROSPACE AND DEFENSE — 2.8%
Boeing Co. (The)	17	$1,247
L-3 Communications Holdings, Inc.	128	8,535
Northrop Grumman Corp.	224	13,100
Rockwell Collins, Inc.	22	1,218
United Technologies Corp.	444	32,452
		56,552
AIR FREIGHT AND LOGISTICS — 0.4%
United Parcel Service, Inc., Class B	114	8,344
AIRLINES — 0.5%
Alaska Air Group, Inc.(2)	142	10,663
AUTO COMPONENTS — 0.3%
BorgWarner, Inc.(2)	94	5,992
AUTOMOBILES — 0.4%
Ford Motor Co.(2)	716	7,704
BEVERAGES — 4.1%
Boston Beer Co., Inc., Class A(2)	82	8,902
Coca-Cola Co. (The)	372	26,029
Constellation Brands, Inc., Class A(2)	667	13,787
Dr Pepper Snapple Group, Inc.	412	16,266
PepsiCo, Inc.	258	17,118
		82,102
BIOTECHNOLOGY — 3.2%
Amgen, Inc.	80	5,137
Amylin Pharmaceuticals, Inc.(2)	504	5,735
Biogen Idec, Inc.(2)	119	13,096
Celgene Corp.(2)	218	14,737
Cubist Pharmaceuticals, Inc.(2)	122	4,834
Gilead Sciences, Inc.(2)	374	15,308
United Therapeutics Corp.(2)	129	6,095
		64,942
CAPITAL MARKETS — 1.2%
Affiliated Managers Group, Inc.(2)	96	9,211
Janus Capital Group, Inc.	1,888	11,913
T. Rowe Price Group, Inc.	50	2,848
		23,972
CHEMICALS — 4.8%
CF Industries Holdings, Inc.	114	16,528
E.I. du Pont de Nemours & Co.	74	3,388
Kronos Worldwide, Inc.	734	13,241
LyondellBasell Industries NV, Class A	356	11,566
Monsanto Co.	353	24,735
Potash Corp. of Saskatchewan, Inc.	40	1,651
PPG Industries, Inc.	199	16,615
Rockwood Holdings, Inc.(2)	212	8,346
		96,070
COMMERCIAL SERVICES AND SUPPLIES — 0.7%
Corrections Corp. of America(2)	400	8,148
Herman Miller, Inc.	289	5,332
Portfolio Recovery Associates, Inc.(2)	15	1,013
		14,493
COMMUNICATIONS EQUIPMENT — 2.4%
Brocade Communications Systems, Inc.(2)	643	3,337
Cisco Systems, Inc.	549	9,926
Motorola Solutions, Inc.	107	4,953
Plantronics, Inc.	308	10,977
QUALCOMM, Inc.	359	19,638
		48,831
COMPUTERS AND PERIPHERALS — 7.9%
Apple, Inc.(2)	290	117,450
EMC Corp.(2)	1,105	23,802
Lexmark International, Inc., Class A	64	2,116
Seagate Technology plc	824	13,514
Synaptics, Inc.(2)	68	2,050
		158,932
CONSTRUCTION AND ENGINEERING — 1.4%
Chicago Bridge & Iron Co. NV New York Shares	366	13,835
Fluor Corp.	235	11,808
URS Corp.(2)	58	2,037
		27,680
CONSUMER FINANCE — 1.6%
American Express Co.	467	22,028
Cash America International, Inc.	214	9,979
		32,007
DIVERSIFIED CONSUMER SERVICES — 2.5%
Bridgepoint Education, Inc.(2)	573	13,179
Coinstar, Inc.(2)	304	13,874
ITT Educational Services, Inc.(2)	248	14,109
Weight Watchers International, Inc.	176	9,682
		50,844
DIVERSIFIED FINANCIAL SERVICES — 1.9%
Bank of America Corp.	1,584	8,807
CBOE Holdings, Inc.	189	4,888

7

Shares	Value
MarketAxess Holdings, Inc.	456	$13,730
Moody’s Corp.	315	10,609
		38,034
ELECTRICAL EQUIPMENT — 1.4%
Belden, Inc.	33	1,098
Emerson Electric Co.	491	22,876
Generac Holdings, Inc.(2)	178	4,989
		28,963
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 2.1%
FEI Co.(2)	323	13,172
Itron, Inc.(2)	103	3,684
Jabil Circuit, Inc.	646	12,701
Molex, Inc.	476	11,357
Tech Data Corp.(2)	20	988
		41,902
ENERGY EQUIPMENT AND SERVICES — 2.8%
Gulfmark Offshore, Inc., Class A(2)	85	3,571
Halliburton Co.	470	16,220
Helix Energy Solutions Group, Inc.(2)	856	13,525
National Oilwell Varco, Inc.	158	10,742
Schlumberger Ltd.	174	11,886
		55,944
FOOD AND STAPLES RETAILING — 1.1%
Costco Wholesale Corp.	37	3,083
CVS Caremark Corp.	134	5,465
Kroger Co. (The)	129	3,124
Wal-Mart Stores, Inc.	175	10,458
Walgreen Co.	33	1,091
		23,221
FOOD PRODUCTS — 3.1%
B&G Foods, Inc.	436	10,494
Campbell Soup Co.	428	14,227
ConAgra Foods, Inc.	509	13,438
Hain Celestial Group, Inc. (The)(2)	340	12,464
Mead Johnson Nutrition Co.	182	12,509
		63,132
HEALTH CARE EQUIPMENT AND SUPPLIES — 3.1%
Align Technology, Inc.(2)	74	1,756
Cooper Cos., Inc. (The)	159	11,213
Intuitive Surgical, Inc.(2)	3	1,389
Medtronic, Inc.	563	21,535
St. Jude Medical, Inc.	384	13,171
Thoratec Corp.(2)	270	9,061
Varian Medical Systems, Inc.(2)	73	4,900
		63,025
HEALTH CARE PROVIDERS AND SERVICES — 1.8%
Humana, Inc.	145	12,703
McKesson Corp.	103	8,025
Medco Health Solutions, Inc.(2)	102	5,702
Molina Healthcare, Inc.(2)	45	1,005
WellCare Health Plans, Inc.(2)	183	9,607
		37,042
HOTELS, RESTAURANTS AND LEISURE — 3.0%
Domino’s Pizza, Inc.(2)	36	1,222
International Game Technology	819	14,087
McDonald’s Corp.	180	18,059
Wynn Resorts Ltd.	59	6,519
Yum! Brands, Inc.	357	21,067
		60,954
HOUSEHOLD DURABLES — 1.1%
Harman International Industries, Inc.	262	9,967
Tempur-Pedic International, Inc.(2)	248	13,027
		22,994
HOUSEHOLD PRODUCTS — 0.2%
Spectrum Brands Holdings, Inc.(2)	170	4,658
INDEPENDENT POWER PRODUCERS AND ENERGY TRADERS — 0.1%
TransAlta Corp.	128	2,639
INDUSTRIAL CONGLOMERATES — 0.1%
3M Co.	20	1,635
INSURANCE — 2.6%
Aflac, Inc.	254	10,988
Allied World Assurance Co. Holdings Ltd.	220	13,845
Axis Capital Holdings Ltd.	86	2,748
CNA Financial Corp.	39	1,043
Manulife Financial Corp.	257	2,729
MetLife, Inc.	120	3,742
Principal Financial Group, Inc.	306	7,528
Validus Holdings Ltd.	298	9,387
		52,010
INTERNET AND CATALOG RETAIL — 1.8%
Amazon.com, Inc.(2)	37	6,404
Expedia, Inc.	248	7,197
priceline.com, Inc.(2)	35	16,370
TripAdvisor, Inc.(2)	247	6,227
		36,198
INTERNET SOFTWARE AND SERVICES — 3.4%
Ancestry.com, Inc.(2)	560	12,858
Google, Inc., Class A(2)	54	34,878
IAC/InterActiveCorp.	172	7,327
VistaPrint NV(2)	428	13,097
		68,160

8

Shares	Value
IT SERVICES — 6.6%
Accenture plc, Class A	338	$17,992
Alliance Data Systems Corp.(2)	112	11,630
CACI International, Inc., Class A(2)	230	12,862
Gartner, Inc.(2)	33	1,147
International Business Machines Corp.	307	56,451
Jack Henry & Associates, Inc.	155	5,209
MasterCard, Inc., Class A	21	7,829
Unisys Corp.(2)	636	12,536
Visa, Inc., Class A	77	7,818
		133,474
LEISURE EQUIPMENT AND PRODUCTS — 0.4%
Polaris Industries, Inc.	141	7,893
LIFE SCIENCES TOOLS AND SERVICES — 0.8%
Agilent Technologies, Inc.(2)	486	16,976
MACHINERY — 4.8%
AGCO Corp.(2)	311	13,364
Caterpillar, Inc.	264	23,918
Cummins, Inc.	207	18,220
Parker-Hannifin Corp.	189	14,411
Sauer-Danfoss, Inc.(2)	376	13,615
WABCO Holdings, Inc.(2)	212	9,201
Wabtec Corp.	58	4,057
		96,786
MEDIA — 2.7%
Arbitron, Inc.	364	12,525
CBS Corp., Class B	394	10,693
Cinemark Holdings, Inc.	209	3,864
DirecTV, Class A(2)	78	3,335
Discovery Communications, Inc., Class A(2)	113	4,630
Interpublic Group of Cos., Inc. (The)	1,013	9,857
Sirius XM Radio, Inc.(2)	5,157	9,386
		54,290
METALS AND MINING — 2.9%
Alcoa, Inc.	807	6,980
Cliffs Natural Resources, Inc.	19	1,185
Coeur d’Alene Mines Corp.(2)	514	12,408
Freeport-McMoRan Copper & Gold, Inc.	648	23,840
Hecla Mining Co.	185	968
Nevsun Resources Ltd.	1,689	9,340
Yamana Gold, Inc. New York Shares	317	4,657
		59,378
MULTI-UTILITIES — 0.3%
Ameren Corp.	177	5,864
MULTILINE RETAIL — 1.5%
Dillard’s, Inc., Class A	291	13,060
Macy’s, Inc.	199	6,404
Saks, Inc.(2)	1,044	10,179
		29,643
OIL, GAS AND CONSUMABLE FUELS — 11.2%
Anadarko Petroleum Corp.	104	7,938
Chevron Corp.	165	17,556
Cloud Peak Energy, Inc.(2)	669	12,925
ConocoPhillips	67	4,882
CVR Energy, Inc.(2)	620	11,613
Denbury Resources, Inc.(2)	365	5,512
Energy XXI Bermuda Ltd.(2)	346	11,030
Exxon Mobil Corp.	1,214	102,899
Nexen, Inc.	184	2,927
Suncor Energy, Inc.	187	5,391
Tesoro Corp.(2)	583	13,619
Valero Energy Corp.	631	13,283
W&T Offshore, Inc.	627	13,299
Western Refining, Inc.(2)	224	2,977
		225,851
PAPER AND FOREST PRODUCTS — 1.2%
Buckeye Technologies, Inc.	105	3,511
Domtar Corp.	104	8,316
International Paper Co.	435	12,876
		24,703
PERSONAL PRODUCTS — 1.0%
Estee Lauder Cos., Inc. (The), Class A	152	17,072
Herbalife Ltd.	64	3,307
		20,379
PHARMACEUTICALS — 4.1%
Abbott Laboratories	682	38,349
Bristol-Myers Squibb Co.	211	7,436
Eli Lilly & Co.	425	17,663
Jazz Pharmaceuticals, Inc.(2)	297	11,473
Merck & Co., Inc.	69	2,601
Pfizer, Inc.	267	5,778
		83,300
PROFESSIONAL SERVICES — 0.6%
Corporate Executive Board Co. (The)	148	5,639
Towers Watson & Co., Class A	100	5,993
		11,632

9

Shares	Value
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.6%
EastGroup Properties, Inc.	31	$1,348
First Industrial Realty Trust, Inc.(2)	788	8,061
Simon Property Group, Inc.	12	1,547
Taubman Centers, Inc.	30	1,863
		12,819
ROAD AND RAIL — 1.3%
Canadian National Railway Co.	166	13,041
Dollar Thrifty Automotive Group, Inc.(2)	17	1,194
Knight Transportation, Inc.	736	11,511
		25,746
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 4.3%
Applied Materials, Inc.	467	5,002
Avago Technologies Ltd.	419	12,092
Cypress Semiconductor Corp.(2)	839	14,171
GT Advanced Technologies, Inc.(2)	978	7,081
Intel Corp.	536	12,998
KLA-Tencor Corp.	48	2,316
LSI Corp.(2)	760	4,522
Novellus Systems, Inc.(2)	336	13,873
NVIDIA Corp.(2)	1,142	15,828
		87,883
SOFTWARE — 9.3%
ACI Worldwide, Inc.(2)	248	7,103
Activision Blizzard, Inc.	1,078	13,281
Autodesk, Inc.(2)	39	1,183
Cadence Design Systems, Inc.(2)	1,324	13,770
Cerner Corp.(2)	22	1,347
Fortinet, Inc.(2)	308	6,717
JDA Software Group, Inc.(2)	380	12,308
Mentor Graphics Corp.(2)	996	13,506
Microsoft Corp.	1,725	44,781
Oracle Corp.	1,633	41,886
Synopsys, Inc.(2)	219	5,957
TiVo, Inc.(2)	1,422	12,755
VMware, Inc., Class A(2)	140	11,647
		186,241
SPECIALTY RETAIL — 6.0%
Bed Bath & Beyond, Inc.(2)	201	11,652
Express, Inc.(2)	605	12,064
Foot Locker, Inc.	564	13,446
GameStop Corp., Class A(2)	122	2,944
Home Depot, Inc. (The)	608	25,560
O’Reilly Automotive, Inc.(2)	198	15,830
PetSmart, Inc.	297	15,233
Select Comfort Corp.(2)	629	13,643
Vitamin Shoppe, Inc.(2)	261	10,409
		120,781
TEXTILES, APPAREL AND LUXURY GOODS — 0.4%
Coach, Inc.	128	7,813
Iconix Brand Group, Inc.(2)	69	1,124
		8,937
THRIFTS AND MORTGAGE FINANCE — 0.7%
Ocwen Financial Corp.(2)	941	13,626
TOBACCO — 2.6%
Philip Morris International, Inc.	666	52,268
TRADING COMPANIES AND DISTRIBUTORS — 0.1%
W.W. Grainger, Inc.	7	1,310
WIRELESS TELECOMMUNICATION SERVICES — 1.1%
Sprint Nextel Corp.(2)	2,747	6,428
Telephone & Data Systems, Inc.	516	13,359
United States Cellular Corp.(2)	75	3,272
		23,059
TOTAL COMMON STOCKS (Cost $2,613,086)		2,592,478
Temporary Cash Investments — 1.2%
Repurchase Agreement, Bank America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 3.125%, 5/15/21, valued at $7,800), in a joint trading account at 0.00%, dated 12/30/11, due 1/3/12 (Delivery value $7,623)		7,623
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.75%, 5/31/16, valued at $3,887), in a joint trading account at 0.01%, dated 12/30/11, due 1/3/12 (Delivery value $3,811)		3,811
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.75%, 2/15/37, valued at $7,788), in a joint trading account at 0.02%, dated 12/30/11, due 1/3/12 (Delivery value $7,623)		7,623
SSgA U.S. Government Money Market Fund	4,451	4,451
TOTAL TEMPORARY CASH INVESTMENTS (Cost $23,508)		23,508
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 129.5% (Cost $2,636,594)		2,615,986

10

Shares	Value
Common Stocks Sold Short — (29.3)%
AUTO COMPONENTS — (0.8)%
Cooper Tire & Rubber Co.	(755)	$(10,578)
Johnson Controls, Inc.	(182)	(5,689)
		(16,267)
BIOTECHNOLOGY — (1.2)%
Dendreon Corp.	(617)	(4,689)
Human Genome Sciences, Inc.	(668)	(4,937)
Ironwood Pharmaceuticals, Inc.	(417)	(4,992)
Onyx Pharmaceuticals, Inc.	(115)	(5,054)
Theravance, Inc.	(202)	(4,464)
		(24,136)
BUILDING PRODUCTS — (0.4)%
AO Smith Corp.	(187)	(7,502)
CAPITAL MARKETS — (1.6)%
Apollo Investment Corp.	(726)	(4,675)
Ares Capital Corp.	(856)	(13,225)
Eaton Vance Corp.	(43)	(1,017)
Prospect Capital Corp.	(1,362)	(12,653)
		(31,570)
COMMERCIAL BANKS — (0.8)%
Iberiabank Corp.	(223)	(10,994)
Popular, Inc.	(3,156)	(4,387)
		(15,381)
COMMERCIAL SERVICES AND SUPPLIES — (0.5)%
Interface, Inc., Class A	(830)	(9,578)
COMMUNICATIONS EQUIPMENT — (1.7)%
InterDigital, Inc.	(322)	(14,029)
Loral Space & Communications, Inc.	(207)	(13,430)
Viasat, Inc.	(163)	(7,518)
		(34,977)
CONSTRUCTION AND ENGINEERING — (0.1)%
AECOM Technology Corp.	(51)	(1,049)
ELECTRICAL EQUIPMENT — (0.7)%
General Cable Corp.	(71)	(1,776)
GrafTech International Ltd.	(961)	(13,117)
		(14,893)
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — (1.6)%
Avnet, Inc.	(357)	(11,099)
Benchmark Electronics, Inc.	(662)	(8,917)
Scansource, Inc.	(372)	(13,392)
		(33,408)
ENERGY EQUIPMENT AND SERVICES — (1.2)%
McDermott International, Inc.	(1,212)	(13,950)
Tidewater, Inc.	(210)	(10,353)
		(24,303)
FOOD PRODUCTS — (1.3)%
Pilgrim’s Pride Corp.	(2,397)	(13,807)
Sanderson Farms, Inc.	(252)	(12,633)
		(26,440)
GAS UTILITIES — (0.5)%
South Jersey Industries, Inc.	(178)	(10,112)
HOTELS, RESTAURANTS AND LEISURE — (0.5)%
Gaylord Entertainment Co.	(463)	(11,177)
HOUSEHOLD DURABLES — (0.7)%
M.D.C. Holdings, Inc.	(777)	(13,699)
INSURANCE — (3.2)%
American International Group, Inc.	(556)	(12,899)
Enstar Group Ltd.	(131)	(12,864)
Fairfax Financial Holdings Ltd.	(24)	(10,349)
MBIA, Inc.	(582)	(6,746)
Old Republic International Corp.	(1,626)	(15,073)
OneBeacon Insurance Group Ltd., Class A	(302)	(4,648)
Primerica, Inc.	(92)	(2,138)
		(64,717)
IT SERVICES — (0.7)%
Wright Express Corp.	(259)	(14,059)
MACHINERY — (0.8)%
Trinity Industries, Inc.	(85)	(2,555)
Westport Innovations, Inc.	(427)	(14,194)
		(16,749)
MEDIA — (0.7)%
DreamWorks Animation SKG, Inc., Class A	(149)	(2,473)
Imax Corp.	(639)	(11,713)
		(14,186)
METALS AND MINING — (2.2)%
AK Steel Holding Corp.	(1,696)	(14,009)
Allied Nevada Gold Corp.	(126)	(3,815)
Ivanhoe Mines Ltd.	(304)	(5,387)
Northern Dynasty Minerals Ltd.	(1,384)	(8,359)
Rubicon Minerals Corp.	(1,943)	(7,345)
Thompson Creek Metals Co., Inc.	(232)	(1,615)
Titanium Metals Corp.	(230)	(3,445)
		(43,975)
OIL, GAS AND CONSUMABLE FUELS — (2.0)%
Clean Energy Fuels Corp.	(177)	(2,205)
Kodiak Oil & Gas Corp.	(1,549)	(14,715)
Kosmos Energy Ltd.	(584)	(7,160)
Sunoco, Inc.	(94)	(3,856)
World Fuel Services Corp.	(318)	(13,350)
		(41,286)

11

Shares	Value
PAPER AND FOREST PRODUCTS — (0.7)%
Louisiana-Pacific Corp.	(1,747)	$(14,098)
REAL ESTATE MANAGEMENT AND DEVELOPMENT — (1.1)%
Brookfield Office Properties, Inc.	(833)	(13,028)
Howard Hughes Corp. (The)	(206)	(9,099)
		(22,127)
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — (1.5)%
Cree, Inc.	(191)	(4,209)
First Solar, Inc.	(393)	(13,268)
MEMC Electronic Materials, Inc.	(3,315)	(13,061)
		(30,538)
SOFTWARE — (0.7)%
Concur Technologies, Inc.	(279)	(14,170)
SPECIALTY RETAIL — (1.0)%
CarMax, Inc.	(433)	(13,198)
Office Depot, Inc.	(3,217)	(6,916)
		(20,114)
TEXTILES, APPAREL AND LUXURY GOODS — (0.3)%
Under Armour, Inc., Class A	(77)	(5,528)
TRADING COMPANIES AND DISTRIBUTORS — (0.8)%
TAL International Group, Inc.	(56)	(1,612)
Textainer Group Holdings Ltd.	(432)	(12,580)
Watsco, Inc.	(35)	(2,298)
		(16,490)
TOTAL COMMON STOCKS SOLD SHORT — (29.3)% (Proceeds $592,720)		(592,529)
OTHER ASSETS AND LIABILITIES — (0.2)%		(3,457)
TOTAL NET ASSETS — 100.0%		$2,020,000

Notes to Schedule of Investments

CBOE = Chicago Board of Options Exchange
(1)	Securities may be pledged as collateral for securities sold short. At the period end, the value of securities pledged was $592,529.
(2)	Non-income producing.

See Notes to Financial Statements.

12

Statement of Assets and Liabilities

DECEMBER 31, 2011 (UNAUDITED)
Assets
Investment securities, at value (cost of $2,636,594)	$2,615,986
Dividends and interest receivable	2,068
2,618,054

Liabilities
Securities sold short, at value (proceeds of $592,720)	592,529
Deposits due to broker for securities sold short	2,126
Accrued management fees	2,443
Distribution and service fees payable	436
Dividend expense payable on securities sold short	508
Broker fees and charges payable on securities sold short	12
598,054

Net Assets	$2,020,000

Net Assets Consist of:
Capital (par value and paid-in surplus)	$2,054,214
Accumulated net investment loss	(1,298)
Accumulated net realized loss	(12,499)
Net unrealized depreciation	(20,417)
$2,020,000

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$838,457	85,572	$9.80
Institutional Class, $0.01 Par Value	$294,444	30,047	$9.80
A Class, $0.01 Par Value	$299,146	30,526	$9.80	*
C Class, $0.01 Par Value	$293,854	30,000	$9.80
R Class, $0.01 Par Value	$294,099	30,012	$9.80
*Maximum offering price $10.40 (net asset value divided by 0.9425)

See Notes to Financial Statements.

13

Statement of Operations

FOR THE PERIOD ENDED DECEMBER 31, 2011 (UNAUDITED)(1)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $307)	$9,521
Interest	10
9,531

Expenses:
Dividend expense on securities sold short	2,297
Broker fees and charges on securities sold short	1,016
Management fees	4,612
Distribution and service fees:
A Class	123
C Class	490
R Class	245
Directors’ fees and expenses	14
Other expenses	166
8,963

Net investment income (loss)	568

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(15,436)
Securities sold short transactions	2,937
(12,499)

Change in net unrealized appreciation (depreciation) on:
Investments	(20,608)
Securities sold short	191
(20,417)

Net realized and unrealized gain (loss)	(32,916)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(32,348)

(1)	October 31, 2011 (fund inception) through December 31, 2011.

See Notes to Financial Statements.

14

Statement of Changes in Net Assets

PERIOD ENDED DECEMBER 31, 2011 (UNAUDITED)(1)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$568
Net realized gain (loss)	(12,499)
Change in net unrealized appreciation (depreciation)	(20,417)
Net increase (decrease) in net assets resulting from operations	(32,348)

Distributions to Shareholders
From net investment income:
Investor Class	(1,043)
Institutional Class	(462)
A Class	(244)
R Class	(117)
Decrease in net assets from distributions	(1,866)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	2,054,214

Net increase (decrease) in net assets	2,020,000

Net Assets
End of period	$2,020,000

Accumulated net investment loss	$(1,298)

(1)	October 31, 2011 (fund inception) through December 31, 2011.

See Notes to Financial Statements.

15

Statement of Cash Flows

FOR THE PERIOD ENDED DECEMBER 31, 2011 (UNAUDITED)(1)
Cash Flows From (Used In) Operating Activities
Net increase (decrease) in net assets resulting from operations	$(32,348)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash from (used in) operating activities:
Investments purchased	(2,936,989)
Investments sold	308,467
Purchases to cover securities sold short	(160,053)
Securities sold short	755,710
(Increase) decrease in short-term investments	(23,508)
(Increase) decrease in dividends and interest receivable	(2,068)
Increase (decrease) in deposits due to broker for securities sold short	2,126
Increase (decrease) in accrued management fees	2,443
Increase (decrease) in distribution and service fees payable	436
Increase (decrease) in dividend expense payable on securities sold short	508
Increase (decrease) in broker fees and charges payable on securities sold short	12
Change in net unrealized (appreciation) depreciation on investments	20,608
Net realized (gain) loss on investments	15,436
Change in net unrealized (appreciation) depreciation on securities sold short	(191)
Net realized (gain) loss on securities sold short	(2,937)
Net cash from (used in) operating activities	(2,052,348)

Cash Flows From (Used In) Financing Activities
Proceeds from shares sold	2,152,422
Payments for shares redeemed	(99,973)
Distributions paid, net of reinvestments	(101)
Net cash from (used in) financing activities	2,052,348

Net Increase (Decrease) In Cash:	—
Cash at beginning of period	—
Cash at end of period	—

Supplemental disclosure of cash flow information:
Non cash financing activities not included herein consist of all reinvestment of distributions of $1,765.

(1)	October 31, 2011 (fund inception) through December 31, 2011.

See Notes to Financial Statements.

16

Notes to Financial Statements

DECEMBER 31, 2011 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Disciplined Growth Plus Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth. The fund pursues its objective by investing primarily in large capitalization common stocks. The fund buys, or takes long positions in, equity securities that have been identified as most attractive. The fund takes short positions in equity securities that have been identified as least attractive. The fund invests approximately 130% in long positions and 30% in short positions though it may range from 110% to 150% long and 10% to 50% short.

The fund is authorized to issue the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee. All classes of the fund commenced sale on October 31, 2011, the fund’s inception date.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

17

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Securities Sold Short — The fund may enter into a short sale, which is selling a security it does not own, as part of its normal investment activities. Upon selling a security short, the fund will segregate cash, cash equivalents or other appropriate liquid securities in at least an amount equal to the current market value of the securities sold short until the fund replaces the borrowed security. Interest earned on segregated cash for securities sold short is reflected as interest income. The fund is required to pay any dividends or interest due on securities sold short. Such dividends and interest are recorded as an expense. The fund may pay fees or charges on the assets borrowed for securities sold short. Liabilities for securities sold short are valued daily and changes in value are recorded as unrealized appreciation (depreciation) on securities sold short. The fund records realized gain (loss) on a security sold short when it is terminated by the fund and includes as a component of realized gain (loss) on securities sold short transactions.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. All tax years for the fund remain subject to examination by tax authorities. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

18

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid semiannually. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Statement of Cash Flows — The beginning of period and end of period cash in the Statement of Cash Flows is the amount of domestic and foreign currency included in the fund’s Statement of Assets and Liabilities and represents the cash on hand at its custodian and does not include any short-term investments or deposits with brokers for securities sold short.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 1.1180% to 1.3000%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, C Class and R Class. The Institutional Class is 0.2000% less at each point within the Complex Fee range. The effective annual management fee for each class for the period October 31, 2011 (fund inception) through December 31, 2011 was 1.46% for the Investor Class, A Class, C Class and R Class and 1.26% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period October 31, 2011 (fund inception) through December 31, 2011 are detailed in the Statement of Operations.

Other Expenses — The fund’s total other expenses include the fees and expenses of the fund’s independent directors and their legal counsel, interest and other miscellaneous expenses. The impact of total other expenses to the annualized ratio of operating expenses to average net assets was 0.06% for the period ended October 31, 2011 (fund inception) through December 31, 2011.

19

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc., the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation’s transfer agent, American Century Services, LLC. ACIM owns 73% of the outstanding shares of the fund. ACIM does not invest in the fund for the purpose of exercising management or control.

4. Investment Transactions

Purchases and sales of investment securities and securities sold short, excluding short-term investments, for the period October 31, 2011 (fund inception) through December 31, 2011 were $3,097,042 and $1,064,166, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Period ended December 31, 2011(1)
	Shares	Amount
Investor Class/Shares Authorized	10,000,000
Sold	95,264	$945,608
Issued in reinvestment of distributions	95	942
Redeemed	(9,787)	(98,002)
	85,572	848,548
Institutional Class/Shares Authorized	10,000,000
Sold	30,000	300,000
Issued in reinvestment of distributions	47	462
	30,047	300,462
A Class/Shares Authorized	10,000,000
Sold	30,704	306,814
Issued in reinvestment of distributions	24	244
Redeemed	(202)	(1,971)
	30,526	305,087
C Class/Shares Authorized	10,000,000
Sold	30,000	300,000
R Class/Shares Authorized	10,000,000
Sold	30,000	300,000
Issued in reinvestment of distributions	12	117
	30,012	300,117
Net increase (decrease)	206,157	$2,054,214

(1)	October 31, 2011 (fund inception) through December 31, 2011.

20

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$2,419,374	—	—
Foreign Common Stocks	173,104	—	—
Temporary Cash Investments	4,451	$19,057	—
Total Value of Investment Securities	$2,596,929	$19,057	—

Securities Sold Short
Domestic Common Stocks	$(516,316)	—	—
Foreign Common Stocks	(76,213)	—	—
Total Value of Securities Sold Short	$(592,529)	—	—

7. Risk Factors

The fund’s investment strategy utilizes leverage, which can increase market exposure and subject the fund to greater risk and higher volatility.

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

The fund is subject to short sales risk. If the market price of a security increases after the fund borrows the security, the fund may suffer a loss when it replaces the borrowed security at the higher price. Any loss will be increased by the amount of compensation, interest or dividends, and transaction costs the fund must pay to the lender of the borrowed security.

If the fund is overweighted in a stock or sector, any negative development related to that stock or sector will have a greater impact on the fund than other funds that are not overweighted in that stock or sector.

21

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$2,637,667
Gross tax appreciation of investments	$78,630
Gross tax depreciation of investments	(100,311)
Net tax appreciation (depreciation) of investments	$(21,681)
Net tax appreciation (depreciation) on securities sold short	$(395)
Net tax appreciation (depreciation)	$22,076

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

22

Financial Highlights

For a Share Outstanding Throughout the Period Indicated
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (excluding expenses on securities sold short)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2011(3)	$10.00	0.01	(0.20)	(0.19)	(0.01)	$9.80	(1.88)%	2.55%(4)	1.52%(4)	0.41%(4)	45%	$838
Institutional Class
2011(3)	$10.00	0.01	(0.19)	(0.18)	(0.02)	$9.80	(1.85)%	2.35%(4)	1.32%(4)	0.61%(4)	45%	$294
A Class
2011(3)	$10.00	—(5)	(0.19)	(0.19)	(0.01)	$9.80	(1.92)%	2.80%(4)	1.77%(4)	0.16%(4)	45%	$299
C Class
2011(3)	$10.00	(0.01)	(0.19)	(0.20)	—	$9.80	(2.10)%	3.55%(4)	2.52%(4)	(0.59)%(4)	45%	$294
R Class
2011(3)	$10.00	—(5)	(0.20)	(0.20)	—(5)	$9.80	(1.96)%	3.05%(4)	2.02%(4)	(0.09)%(4)	45%	$294

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)	October 31, 2011 (fund inception) through December 31, 2011 (unaudited).
(4)	Annualized.
(5)	Per-share amount was less than $0.005.

See Notes to Financial Statements.

23

Approval of Management Agreement

The Fund’s Board of Directors unanimously approved the initial management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, new contracts for investment advisory services are required to be approved by a majority of a fund’s independent directors (the “Directors”) each year and to be evaluated on an annual basis thereafter.

In advance of the Board’s consideration, the Advisor provided information concerning the fund. The materials circulated and the discussions held detailed the investment objective and strategy proposed to be utilized by the Advisor, the Fund’s characteristics and key attributes, the rationale for launching the Fund, the experience of the staff designated to manage the Fund, the proposed pricing, and the markets in which the Fund would be sold. The information considered and the discussions held included, but were not limited to

•	the nature, extent, and quality of investment management, shareholder services, and other services to be provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor would provide to the Fund and its shareholders on a routine and non-routine basis;

•	the Fund’s proposed investment objective and strategy, including a discussion of the Fund’s anticipated investment performance and proposed benchmark;

•	data comparing the cost of owning the Fund to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	consideration of collateral benefits derived by the Advisor from the management of the Fund and any potential economies of scale relating thereto.

American Century Investments’ funds utilize a unified management fee structure. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Advisor and Board believe the unified fee structure is a benefit to fund shareholders because it clearly discloses to shareholders the cost of owning fund shares, and, because the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies.

24

When considering the approval of the management agreement for the Fund, the Board considered the entrepreneurial risk that the Advisor assumes in launching a new fund. In particular, they considered the effect of the unified management fee structure and the fact that the Advisor will assume a substantial part of the start-up costs of the Fund and the risk that the Fund will grow to a level that will become profitable to the Advisor. The Board considered the position that the Fund would take in the lineup of the American Century Investments’ family of funds and the benefits to shareholders of existing funds of the broadened product offering. Finally, while not specifically discussed, but important in the decision to approve the management agreement, is the Directors’ familiarity with the Advisor. The Board oversees and evaluates on a continuous basis the nature and quality of all services the Advisor performs for other funds within the American Century Investments’ complex. As such, the Directors have confidence in the Advisor’s integrity and competence in providing services to the Fund.

In their deliberations, the Board did not identify any particular information that was all-important or controlling, and each Director attributed different weights to various factors. However, based on their evaluation of all material factors and assisted by the advice of independent legal counsel, the Directors, concluded that the overall arrangements between the Fund and the Advisor, as provided in the management agreement, were fair and reasonable in light of the services to be performed and should be approved.

25

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

26

Notes

27

Notes

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Quantitative Equity Funds, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2012 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-74325   1202

SEMIANNUAL REPORT                DECEMBER 31, 2011

Equity Market Neutral Fund

President’s Letter	2
Performance	3
Fund Characteristics	4
Shareholder Fee Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	16
Statement of Operations	17
Statement of Changes in Net Assets	18
Notes to Financial Statements	19
Financial Highlights	25
Additional Information	28

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

      Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended December 31, 2011. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, portfolio strategy, and the investment markets, we encourage you to visit our website, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site. Also, the fund’s next annual report, dated June 30, 2012, will provide additional market perspective and commentary from our portfolio management team.

Macroeconomic and Financial Market Overview

This six-month reporting period differed dramatically from the 12 months that preceded it. As the period covered by this report opened in July 2011, U.S. stock investors had just enjoyed a span during the last half of 2010 and the first half of 2011 in which the broad market climbed approximately 30%, boosted by growth and optimism related to monetary and fiscal intervention in 2010. Meanwhile, U.S. bond returns were generally lower and more mixed.

However, U.S. economic growth slowed considerably in 2011 from its 2010 levels, and optimism faded in the late spring and summer of last year as financial and economic challenges emerged. High fuel prices, declining U.S. home values, elevated U.S. unemployment rates, natural disasters, federal budget management concerns in the U.S., and a resurgence of the European sovereign debt crisis ebbed the economic tide and investors’ risk tolerance.

Six-month returns, as of December 31, 2011, generally reflected a more risk-averse investor mindset—the Barclays Capital U.S. Aggregate Bond Index returned 4.98%, compared with –3.69% for the S&P 500 Index. But 2011 ended on a better economic and financial note than many anticipated. More risk tolerance returned in the fourth quarter as concerns about Europe eased. However, further volatility appears likely in 2012 as uncertainties regarding European debt, economic strength, government budget deficits, and the U.S. presidential election potentially sway the markets.

We believe strongly in adhering to a disciplined, diversified, long-term investment approach during volatile periods, and we appreciate your continued trust in us during these unsettled times.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of December 31, 2011
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
Investor Class	ALHIX	2.60%	5.87%	0.87%	1.45%	9/30/05
Barclays Capital U.S. 1-3 Month Treasury Bill Index	—	0.01%	0.07%	1.36%	2.00%	—
Institutional Class	ALISX	2.77%	6.23%	1.09%	1.66%	9/30/05
A Class No sales charge* With sales charge*	ALIAX	2.53% -3.39%	5.72% -0.38%	0.63% -0.54%	1.22% 0.26%	9/30/05
C Class No sales charge* With sales charge*	ALICX	2.12% 1.12%	4.87% 4.87%	-0.14% -0.14%	0.44% 0.44%	9/30/05
R Class	ALIRX	2.36%	5.38%	0.36%	0.94%	9/30/05

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
3.51%	3.31%	3.76%	4.51%	4.01%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors. In addition, its investment approach may involve higher volatility, short sales risk and overweighting risk. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

3

Fund Characteristics

DECEMBER 31, 2011
Top Ten Long Holdings	% of net assets
Align Technology, Inc.	0.68%
W&T Offshore, Inc.	0.67%
Humana, Inc.	0.66%
Molina Healthcare, Inc.	0.65%
Synopsys, Inc.	0.64%
Energy XXI Bermuda Ltd.	0.62%
WellCare Health Plans, Inc.	0.61%
Mentor Graphics Corp.	0.60%
Beacon Roofing Supply, Inc.	0.60%
Colfax Corp.	0.59%

Top Ten Short Holdings	% of net assets
MBIA, Inc.	(0.70)%
Ryland Group, Inc.	(0.68)%
Spirit Aerosystems Holdings, Inc. Class A	(0.64)%
Wright Express Corp.	(0.64)%
Textainer Group Holdings Ltd.	(0.64)%
Carlisle Cos., Inc.	(0.63)%
Viasat, Inc.	(0.62)%
Lufkin Industries, Inc.	(0.62)%
Valeant Pharmaceuticals International, Inc.	(0.61)%
Old Republic International Corp.	(0.61)%

Types of Investments in Portfolio	% of net assets
Common Stocks	91.2%
Common Stocks Sold Short	(91.2)%
Temporary Cash Investments	2.1%
Other Assets and Liabilities*	97.9%

*	Amount relates primarily to deposits with broker for securities sold short at period end.

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2011 to December 31, 2011.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/11	Ending Account Value 12/31/11	Expenses Paid During Period(1) 7/1/11 – 12/31/11	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,026.00	$16.25	3.19%
Institutional Class	$1,000	$1,027.70	$15.24	2.99%
A Class	$1,000	$1,025.30	$17.51	3.44%
C Class	$1,000	$1,021.20	$21.29	4.19%
R Class	$1,000	$1,023.60	$18.77	3.69%
Hypothetical
Investor Class	$1,000	$1,009.10	$16.11	3.19%
Institutional Class	$1,000	$1,010.11	$15.11	2.99%
A Class	$1,000	$1,007.84	$17.36	3.44%
C Class	$1,000	$1,004.07	$21.11	4.19%
R Class	$1,000	$1,006.59	$18.61	3.69%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

6

Schedule of Investments

DECEMBER 31, 2011 (UNAUDITED)

	Shares	Value
Common Stocks(1) — 91.2%
AEROSPACE AND DEFENSE — 1.1%
L-3 Communications Holdings, Inc.	547	$36,474
Northrop Grumman Corp.	5,741	335,734
Orbital Sciences Corp.(2)	24,080	349,882
		722,090
AUTO COMPONENTS — 0.7%
Dana Holding Corp.(2)	3,188	38,734
Lear Corp.	7,270	289,346
TRW Automotive Holdings Corp.(2)	3,501	114,133
		442,213
AUTOMOBILES — 0.4%
Ford Motor Co.(2)	25,623	275,703
BEVERAGES — 1.7%
Boston Beer Co., Inc., Class A(2)	3,297	357,922
Constellation Brands, Inc., Class A(2)	18,022	372,515
Dr Pepper Snapple Group, Inc.	9,702	383,035
		1,113,472
BIOTECHNOLOGY — 1.8%
Amgen, Inc.	2,427	155,838
Amylin Pharmaceuticals, Inc.(2)	15,724	178,939
Biogen Idec, Inc.(2)	1,330	146,367
Celgene Corp.(2)	2,348	158,725
Cubist Pharmaceuticals, Inc.(2)	4,304	170,524
Momenta Pharmaceuticals, Inc.(2)	10,091	175,482
United Therapeutics Corp.(2)	3,932	185,787
		1,171,662
BUILDING PRODUCTS — 0.6%
Masco Corp.	37,154	389,374
CAPITAL MARKETS — 2.4%
Affiliated Managers Group, Inc.(2)	3,781	362,787
Investment Technology Group, Inc.(2)	30,555	330,300
Janus Capital Group, Inc.	54,302	342,646
Legg Mason, Inc.	10,765	258,898
Raymond James Financial, Inc.	10,765	333,284
		1,627,915
CHEMICALS — 3.3%
CF Industries Holdings, Inc.	2,335	338,528
Georgia Gulf Corp.(2)	16,486	321,312
Kronos Worldwide, Inc.	18,069	325,965
Minerals Technologies, Inc.	5,453	308,258
Monsanto Co.	4,613	323,233
PPG Industries, Inc.	4,227	352,912
Rockwood Holdings, Inc.(2)	6,712	264,252
		2,234,460
COMMERCIAL BANKS — 0.2%
PacWest Bancorp.	5,270	99,867
Zions BanCorp.	3,248	52,877
		152,744
COMMERCIAL SERVICES AND SUPPLIES — 0.9%
Herman Miller, Inc.	16,689	307,912
HNI Corp.	10,270	268,047
		575,959
COMMUNICATIONS EQUIPMENT — 1.2%
Arris Group, Inc.(2)	15,778	170,718
Brocade Communications Systems, Inc.(2)	60,103	311,934
Motorola Solutions, Inc.	3,514	162,663
Plantronics, Inc.	3,926	139,923
		785,238
COMPUTERS AND PERIPHERALS — 1.4%
Dell, Inc.(2)	14,683	214,812
Lexmark International, Inc., Class A	10,952	362,183
Seagate Technology plc	20,451	335,396
Western Digital Corp.(2)	1,021	31,600
		943,991
CONSTRUCTION AND ENGINEERING — 1.9%
Chicago Bridge & Iron Co. NV New York Shares	8,758	331,052
EMCOR Group, Inc.	14,538	389,764
Fluor Corp.	4,735	237,934
URS Corp.(2)	9,578	336,379
		1,295,129
CONSUMER FINANCE — 0.5%
Cash America International, Inc.	7,474	348,513
CONTAINERS AND PACKAGING — 0.5%
Graphic Packaging Holding Co.(2)	84,412	359,595
DIVERSIFIED CONSUMER SERVICES — 3.0%
Apollo Group, Inc., Class A(2)	7,284	392,389
Bridgepoint Education, Inc.(2)	15,777	362,871

7

Shares	Value
Coinstar, Inc.(2)	7,939	$362,336
Education Management Corp.(2)	9,362	262,043
ITT Educational Services, Inc.(2)	6,154	350,101
Weight Watchers International, Inc.	5,506	302,885
		2,032,625
DIVERSIFIED FINANCIAL SERVICES — 1.6%
Bank of America Corp.	21,600	120,096
Interactive Brokers Group, Inc., Class A	21,751	324,960
MarketAxess Holdings, Inc.	4,407	132,695
Moody’s Corp.	5,537	186,486
NASDAQ OMX Group, Inc. (The)(2)	13,339	326,939
		1,091,176
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
Vonage Holdings Corp.(2)	118,928	291,374
ELECTRIC UTILITIES — 0.1%
UniSource Energy Corp.	1,093	40,354
ELECTRICAL EQUIPMENT — 0.7%
Belden, Inc.	11,419	380,024
Generac Holdings, Inc.(2)	3,962	111,055
		491,079
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 2.8%
FEI Co.(2)	8,775	357,845
Itron, Inc.(2)	8,825	315,670
Jabil Circuit, Inc.	17,435	342,772
Molex, Inc.	13,335	318,173
Tech Data Corp.(2)	6,422	317,311
Vishay Intertechnology, Inc.(2)	23,309	209,548
		1,861,319
ENERGY EQUIPMENT AND SERVICES — 2.4%
Diamond Offshore Drilling, Inc.	1,244	68,743
Exterran Holdings, Inc.(2)	24,992	227,427
Gulfmark Offshore, Inc. Class A(2)	7,735	324,947
Helix Energy Solutions Group, Inc.(2)	22,521	355,832
National Oilwell Varco, Inc.	5,042	342,806
Superior Energy Services, Inc.(2)	10,329	293,757
		1,613,512
FOOD AND STAPLES RETAILING — 0.7%
Rite Aid Corp.(2)	63,525	80,041
SUPERVALU, Inc.	45,450	369,054
		449,095
FOOD PRODUCTS — 1.8%
B&G Foods, Inc.	10,495	252,615
Hain Celestial Group, Inc. (The)(2)	9,064	332,286
Hershey Co. (The)	2,690	166,188
Smithfield Foods, Inc.(2)	2,364	57,398
Tyson Foods, Inc., Class A	17,594	363,140
		1,171,627
HEALTH CARE EQUIPMENT AND SUPPLIES — 2.3%
Align Technology, Inc.(2)	19,060	452,198
Boston Scientific Corp.(2)	58,628	313,073
Cooper Cos., Inc. (The)	2,730	192,520
Hill-Rom Holdings, Inc.	7,203	242,669
Hologic, Inc.(2)	18,719	327,770
		1,528,230
HEALTH CARE PROVIDERS AND SERVICES — 2.6%
Humana, Inc.	5,023	440,065
McKesson Corp.	3,174	247,286
Molina Healthcare, Inc.(2)	19,389	432,956
Team Health Holdings, Inc.(2)	9,086	200,528
WellCare Health Plans, Inc.(2)	7,781	408,503
		1,729,338
HOTELS, RESTAURANTS AND LEISURE — 2.2%
Ameristar Casinos, Inc.	18,256	315,646
Bob Evans Farms, Inc.	7,004	234,914
International Game Technology	13,493	232,080
Penn National Gaming, Inc.(2)	8,450	321,691
PF Chang’s China Bistro, Inc.	7,236	223,665
Wyndham Worldwide Corp.	3,520	133,162
		1,461,158
HOUSEHOLD DURABLES — 1.3%
Garmin Ltd.	9,091	361,913
Harman International Industries, Inc.	6,261	238,169
Tempur-Pedic International, Inc.(2)	5,514	289,650
		889,732
HOUSEHOLD PRODUCTS — 0.2%
Spectrum Brands Holdings, Inc.(2)	3,740	102,476
INDEPENDENT POWER PRODUCERS AND ENERGY TRADERS — 1.0%
AES Corp. (The)(2)	26,534	314,163
Constellation Energy Group, Inc.	6,620	262,615
TransAlta Corp.	3,680	75,882
		652,660

8

Shares	Value
INSURANCE — 4.1%
Allied World Assurance Co. Holdings AG	5,694	$358,323
American Financial Group, Inc.	10,276	379,082
American National Insurance Co.	1,281	93,551
Arch Capital Group Ltd.(2)	8,834	328,890
Assured Guaranty Ltd.	10,615	139,481
FBL Financial Group, Inc., Class A	3,590	122,132
Principal Financial Group, Inc.	14,885	366,171
Prudential Financial, Inc.	7,065	354,098
RLI Corp.	3,752	273,371
Validus Holdings Ltd.	11,117	350,185
		2,765,284
INTERNET AND CATALOG RETAIL — 0.5%
Expedia, Inc.	6,158	178,705
TripAdvisor, Inc.(2)	6,158	155,243
		333,948
INTERNET SOFTWARE AND SERVICES — 2.4%
Ancestry.com, Inc.(2)	14,357	329,637
AOL, Inc.(2)	25,164	379,976
Dice Holdings, Inc.(2)	34,102	282,705
IAC/InterActiveCorp	3,776	160,858
Monster Worldwide, Inc.(2)	19,276	152,859
United Online, Inc.	59,134	321,689
		1,627,724
IT SERVICES — 1.8%
Acxiom Corp.(2)	6,481	79,133
Alliance Data Systems Corp.(2)	3,520	365,517
CACI International, Inc., Class A(2)	6,090	340,553
Convergys Corp.(2)	14,106	180,134
Unisys Corp.(2)	13,533	266,735
		1,232,072
LEISURE EQUIPMENT AND PRODUCTS — 0.5%
Polaris Industries, Inc.	5,478	306,658
LIFE SCIENCES TOOLS AND SERVICES — 0.1%
Agilent Technologies, Inc.(2)	1,029	35,943
PerkinElmer, Inc.	2,168	43,360
		79,303
MACHINERY — 4.0%
Actuant Corp., Class A	16,090	365,082
AGCO Corp.(2)	8,299	356,608
Briggs & Stratton Corp.	18,840	291,832
Colfax Corp.(2)	13,958	397,524
Gardner Denver, Inc.	3,492	269,093
Parker-Hannifin Corp.	4,128	314,760
Sauer-Danfoss, Inc.(2)	10,034	363,331
Wabtec Corp.	4,885	341,706
		2,699,936
MEDIA — 2.3%
CBS Corp., Class B	13,675	371,139
Interpublic Group of Cos., Inc. (The)	28,893	281,129
Scholastic Corp.	12,352	370,189
Scripps Networks Interactive, Inc. Class A	903	38,305
Sirius XM Radio, Inc.(2)	182,019	331,275
Time Warner, Inc.	4,648	167,979
		1,560,016
METALS AND MINING — 3.8%
Alcoa, Inc.	33,635	290,943
Century Aluminum Co.(2)	6,239	53,094
Cliffs Natural Resources, Inc.	620	38,657
Coeur d’Alene Mines Corp.(2)	12,460	300,784
Freeport-McMoRan Copper & Gold, Inc.	9,463	348,144
Hecla Mining Co.	55,285	289,141
Lundin Mining Corp.(2)	12,925	48,856
Nevsun Resources Ltd.	61,900	342,307
Noranda Aluminum Holding Corp.	24,145	199,196
Pan American Silver Corp.	13,478	293,955
Teck Resources Ltd.	9,429	331,807
		2,536,884
MULTI-UTILITIES — 0.3%
Ameren Corp.	5,538	183,474
MULTILINE RETAIL — 1.5%
Dillard’s, Inc., Class A	6,898	309,582
Macy’s, Inc.	11,246	361,897
Saks, Inc.(2)	30,856	300,846
		972,325
OIL, GAS AND CONSUMABLE FUELS — 6.6%
Chevron Corp.	3,441	366,122
Cloud Peak Energy, Inc.(2)	16,200	312,984
ConocoPhillips	5,015	365,443
CVR Energy, Inc.(2)	18,894	353,885
Energy XXI Bermuda Ltd.(2)	13,087	417,214
HollyFrontier Corp.	1,521	35,591
Marathon Oil Corp.	9,241	270,484
Nexen, Inc.	9,668	153,818
Stone Energy Corp.(2)	11,183	295,007
Suncor Energy, Inc.	11,858	341,866

9

Shares	Value
Tesoro Corp.(2)	14,927	$348,695
Valero Energy Corp.	15,807	332,737
W&T Offshore, Inc.	21,089	447,298
Western Refining, Inc.(2)	28,430	377,835
		4,418,979
PAPER AND FOREST PRODUCTS — 1.6%
Buckeye Technologies, Inc.	10,552	352,859
Domtar Corp.	4,499	359,740
International Paper Co.	10,978	324,949
		1,037,548
PHARMACEUTICALS — 1.8%
Eli Lilly & Co.	9,453	392,867
Jazz Pharmaceuticals, Inc.(2)	7,859	303,593
Pfizer, Inc.	16,074	347,841
ViroPharma, Inc.(2)	6,856	187,786
		1,232,087
PROFESSIONAL SERVICES — 0.5%
Towers Watson & Co., Class A	5,240	314,033
REAL ESTATE INVESTMENT TRUSTS (REITs) — 3.0%
Brandywine Realty Trust	40,994	389,443
CBL & Associates Properties, Inc.	21,707	340,800
EastGroup Properties, Inc.	3,181	138,310
First Industrial Realty Trust, Inc.(2)	36,955	378,050
LaSalle Hotel Properties	13,830	334,824
PS Business Parks, Inc.	1,034	57,314
Taubman Centers, Inc.	5,530	343,413
		1,982,154
ROAD AND RAIL — 1.3%
Con-way, Inc.	12,795	373,102
Dollar Thrifty Automotive Group, Inc.(2)	5,091	357,694
Knight Transportation, Inc.	8,477	132,580
		863,376
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.8%
Avago Technologies Ltd.	3,322	95,873
Cypress Semiconductor Corp.(2)	15,927	269,007
GT Advanced Technologies, Inc.(2)	42,581	308,286
LSI Corp.(2)	56,522	336,306
Marvell Technology Group Ltd.(2)	17,015	235,658
NVIDIA Corp.(2)	12,939	179,335
OmniVision Technologies, Inc.(2)	8,630	105,588
Teradyne, Inc.(2)	26,327	358,837
		1,888,890
SOFTWARE — 4.0%
ACI Worldwide, Inc.(2)	11,330	324,491
Activision Blizzard, Inc.	27,285	336,151
Cadence Design Systems, Inc.(2)	32,226	335,150
Electronic Arts, Inc.(2)	8,915	183,649
Fair Isaac Corp.	3,979	142,607
JDA Software Group, Inc.(2)	11,078	358,817
Mentor Graphics Corp.(2)	29,803	404,129
Symantec Corp.(2)	10,381	162,463
Synopsys, Inc.(2)	15,640	425,408
TiVo, Inc.(2)	3,390	30,408
		2,703,273
SPECIALTY RETAIL — 2.6%
Foot Locker, Inc.	8,590	204,786
GameStop Corp., Class A(2)	13,656	329,519
Home Depot, Inc. (The)	5,637	236,979
PetSmart, Inc.	7,371	378,059
Pier 1 Imports, Inc.(2)	15,874	221,125
Select Comfort Corp.(2)	17,944	389,205
		1,759,673
TEXTILES, APPAREL AND LUXURY GOODS — 0.9%
Iconix Brand Group, Inc.(2)	18,746	305,372
Jones Group, Inc. (The)	31,081	327,905
		633,277
THRIFTS AND MORTGAGE FINANCE — 0.3%
Ocwen Financial Corp.(2)	14,074	203,792
TOBACCO — 0.5%
Philip Morris International, Inc.	4,373	343,193
TRADING COMPANIES AND DISTRIBUTORS — 0.8%
Beacon Roofing Supply, Inc.(2)	19,776	400,068
W.W. Grainger, Inc.	683	127,851
		527,919
WIRELESS TELECOMMUNICATION SERVICES — 1.5%
Sprint Nextel Corp.(2)	135,421	316,885
Telephone & Data Systems, Inc.	13,810	357,541
United States Cellular Corp.(2)	7,796	340,140
		1,014,566
TOTAL COMMON STOCKS(Cost $57,559,264)		61,064,197

10

Shares	Value
Temporary Cash Investments — 2.1%
Repurchase Agreement, Bank America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 3.125%, 5/15/21, valued at $468,937), in a joint trading account at 0.00%, dated 12/30/11, due 1/3/12 (Delivery value $458,294)		$458,294
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.75%, 5/31/16, valued at $233,694), in a joint trading account at 0.01%, dated 12/30/11, due 1/3/12 (Delivery value $229,147)		229,147
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.75%, 2/15/37, valued at $468,218), in a joint trading account at 0.02%, dated 12/30/11, due 1/3/12 (Delivery value $458,295)		458,294
SSgA U.S. Government Money Market Fund	267,525	267,525
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,413,260)		1,413,260
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 93.3%(Cost $58,972,524)		62,477,457
Common Stocks Sold Short — (91.2)%
AEROSPACE AND DEFENSE — (1.8)%
AAR Corp.	(17,964)	(344,370)
CAE, Inc.	(35,296)	(342,371)
DigitalGlobe, Inc.	(4,342)	(74,292)
Spirit Aerosystems Holdings, Inc. Class A	(20,759)	(431,372)
		(1,192,405)
AUTO COMPONENTS — (1.1)%
Cooper Tire & Rubber Co.	(28,152)	(394,410)
Johnson Controls, Inc.	(11,440)	(357,614)
		(752,024)
AUTOMOBILES — (0.6)%
Tesla Motors, Inc.	(14,130)	(403,553)
BEVERAGES — (0.1)%
Coca-Cola Co. (The)	(580)	(40,582)
Molson Coors Brewing Co. Class B	(929)	(40,449)
		(81,031)
BIOTECHNOLOGY — (2.9)%
Ariad Pharmaceuticals, Inc.	(14,208)	(174,048)
BioMarin Pharmaceutical, Inc.	(4,913)	(168,909)
Dendreon Corp.	(20,759)	(157,768)
Human Genome Sciences, Inc.	(21,755)	(160,769)
Ironwood Pharmaceuticals, Inc.	(13,099)	(156,795)
Medivation, Inc.	(3,387)	(156,175)
Myrexis, Inc.	(13,192)	(35,355)
OPKO Health, Inc.	(31,000)	(151,900)
Regeneron Pharmaceuticals, Inc.	(3,096)	(171,611)
Savient Pharmaceuticals, Inc.	(40,370)	(90,025)
Seattle Genetics, Inc.	(9,134)	(152,675)
Theravance, Inc.	(7,080)	(156,468)
Vertex Pharmaceuticals, Inc.	(5,626)	(186,840)
		(1,919,338)
BUILDING PRODUCTS — (1.0)%
AO Smith Corp.	(7,766)	(311,572)
Armstrong World Industries, Inc.	(8,536)	(374,474)
		(686,046)
CAPITAL MARKETS — (3.3)%
Apollo Investment Corp.	(34,113)	(219,688)
Ares Capital Corp.	(22,877)	(353,450)
Eaton Vance Corp.	(13,617)	(321,906)
Goldman Sachs Group, Inc. (The)	(3,655)	(330,522)
Jefferies Group, Inc.	(10,376)	(142,670)
Knight Capital Group, Inc. Class A	(30,127)	(356,101)
Prospect Capital Corp.	(39,459)	(366,574)
State Street Corp.	(2,418)	(97,469)
Teton Advisors, Inc., Class B	(20)	(8)
		(2,188,388)
CHEMICALS — (2.9)%
Agrium, Inc.	(2,745)	(184,217)
Airgas, Inc.	(3,719)	(290,380)
Ashland, Inc.	(6,628)	(378,856)
Cabot Corp.	(9,880)	(317,543)
Intrepid Potash, Inc.	(10,897)	(246,599)
Praxair, Inc.	(3,022)	(323,052)
Scotts Miracle-Gro Co. (The), Class A	(3,903)	(182,231)
		(1,922,878)
COMMERCIAL BANKS — (1.0)%
Bank of Montreal	(6,046)	(331,381)
Iberiabank Corp.	(6,679)	(329,275)
		(660,656)

11

Shares	Value
COMMERCIAL SERVICES AND SUPPLIES — (1.3)%
Geo Group, Inc. (The)	(2,111)	$(35,359)
Interface, Inc. Class A	(26,726)	(308,418)
NL Industries, Inc.	(14,542)	(188,610)
Ritchie Bros Auctioneers, Inc.	(14,024)	(309,650)
		(842,037)
COMMUNICATIONS EQUIPMENT — (2.8)%
Acme Packet, Inc.	(9,507)	(293,861)
Aruba Networks, Inc.	(12,103)	(224,148)
InterDigital, Inc.	(7,801)	(339,890)
Juniper Networks, Inc.	(11,139)	(227,347)
Loral Space & Communications, Inc.	(5,671)	(367,934)
Viasat, Inc.	(9,055)	(417,617)
		(1,870,797)
COMPUTERS AND PERIPHERALS — (0.4)%
NCR Corp.	(15,752)	(259,278)
CONSTRUCTION AND ENGINEERING — (0.5)%
Shaw Group, Inc. (The)	(11,722)	(315,322)
CONTAINERS AND PACKAGING — (0.6)%
Packaging Corp. of America	(1,731)	(43,690)
Rock-Tenn Co., Class A	(6,018)	(347,239)
Sonoco Products Co.	(1,065)	(35,102)
		(426,031)
DIVERSIFIED CONSUMER SERVICES — (0.5)%
Grand Canyon Education, Inc.	(16,347)	(260,898)
K12, Inc.	(2,848)	(51,093)
		(311,991)
DIVERSIFIED TELECOMMUNICATION SERVICES — (0.6)%
BCE, Inc.	(4,507)	(187,807)
CenturyLink, Inc.	(6,351)	(236,257)
		(424,064)
ELECTRIC UTILITIES — (0.5)%
PPL Corp.	(11,651)	(342,772)
ELECTRICAL EQUIPMENT — (2.0)%
General Cable Corp.	(13,224)	(330,732)
GrafTech International Ltd.	(25,346)	(345,973)
II-VI, Inc.	(18,587)	(341,257)
Polypore International, Inc.	(6,820)	(300,012)
		(1,317,974)
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — (2.5)%
Amphenol Corp., Class A	(953)	(43,257)
Arrow Electronics, Inc.	(2,751)	(102,915)
Avnet, Inc.	(11,782)	(366,302)
Benchmark Electronics, Inc.	(24,126)	(324,977)
Ingram Micro, Inc., Class A	(10,557)	(192,032)
Plexus Corp.	(1,146)	(31,378)
Scansource, Inc.	(9,881)	(355,716)
Trimble Navigation Ltd.	(1,711)	(74,257)
Universal Display Corp.	(5,688)	(208,693)
		(1,699,527)
ENERGY EQUIPMENT AND SERVICES — (3.1)%
Dril-Quip, Inc.	(5,482)	(360,825)
Lufkin Industries, Inc.	(6,193)	(416,851)
McDermott International, Inc.	(31,659)	(364,395)
Noble Corp.	(10,294)	(311,085)
Rowan Cos., Inc.	(10,218)	(309,912)
Tidewater, Inc.	(6,964)	(343,325)
		(2,106,393)
FOOD AND STAPLES RETAILING — (0.9)%
Pricesmart, Inc.	(4,891)	(340,365)
United Natural Foods, Inc.	(7,018)	(280,790)
		(621,155)
FOOD PRODUCTS — (2.8)%
Archer-Daniels-Midland Co.	(11,943)	(341,570)
Bunge Ltd.	(5,517)	(315,572)
Green Mountain Coffee Roasters, Inc.	(2,828)	(126,836)
Pilgrim’s Pride Corp.	(61,760)	(355,738)
Sanderson Farms, Inc.	(7,780)	(390,011)
Snyders-Lance, Inc.	(16,274)	(366,165)
		(1,895,892)
GAS UTILITIES — (0.5)%
South Jersey Industries, Inc.	(6,150)	(349,382)
HEALTH CARE EQUIPMENT AND SUPPLIES — (1.2)%
DexCom, Inc.	(29,512)	(274,757)
Edwards Lifesciences Corp.	(2,310)	(163,317)
Meridian Bioscience, Inc.	(5,387)	(101,491)
Neogen Corp.	(8,632)	(264,484)
		(804,049)
HEALTH CARE PROVIDERS AND SERVICES — (3.2)%
Catalyst Health Solutions, Inc.	(6,755)	(351,260)
Coventry Health Care, Inc.	(4,903)	(148,904)
HealthSouth Corp.	(19,509)	(344,724)
HMS Holdings Corp.	(8,231)	(263,227)
Kindred Healthcare, Inc.	(28,795)	(338,917)
Owens & Minor, Inc.	(10,800)	(300,132)
Tenet Healthcare Corp.	(70,420)	(361,255)
		(2,108,419)
HEALTH CARE TECHNOLOGY — (0.5)%
Quality Systems, Inc.	(8,668)	(320,629)

12

Shares	Value
HOTELS, RESTAURANTS AND LEISURE — (2.0)%
Gaylord Entertainment Co.	(15,551)	$(375,401)
Jack in the Box, Inc.	(14,717)	(307,585)
MGM Resorts International	(9,913)	(103,393)
Orient-Express Hotels Ltd., Class A	(27,734)	(207,173)
Royal Caribbean Cruises Ltd.	(12,774)	(316,412)
		(1,309,964)
HOUSEHOLD DURABLES — (1.4)%
KB Home	(13,809)	(92,797)
M.D.C. Holdings, Inc.	(18,902)	(333,242)
Mohawk Industries, Inc.	(580)	(34,713)
Ryland Group, Inc.	(28,737)	(452,895)
		(913,647)
INDEPENDENT POWER PRODUCERS AND ENERGY TRADERS — (0.4)%
Calpine Corp.	(2,586)	(42,229)
Ormat Technologies, Inc.	(13,161)	(237,293)
		(279,522)
INDUSTRIAL CONGLOMERATES — (0.6)%
Carlisle Cos., Inc.	(9,502)	(420,939)
INSURANCE — (5.5)%
American International Group, Inc.	(15,897)	(368,811)
Aon Corp.	(3,065)	(143,442)
Cincinnati Financial Corp.	(2,931)	(89,278)
Enstar Group Ltd.	(3,522)	(345,861)
Fairfax Financial Holdings Ltd.	(897)	(386,786)
Genworth Financial, Inc., Class A	(55,981)	(366,676)
MBIA, Inc.	(40,426)	(468,537)
Montpelier Re Holdings Ltd.	(2,306)	(40,932)
Old Republic International Corp.	(43,886)	(406,823)
OneBeacon Insurance Group Ltd. Class A	(22,216)	(341,904)
Primerica, Inc.	(15,388)	(357,617)
RenaissanceRe Holdings Ltd.	(4,898)	(364,264)
		(3,680,931)
INTERNET AND CATALOG RETAIL — (0.7)%
Amazon.com, Inc.	(885)	(153,193)
HomeAway, Inc.	(2,095)	(48,709)
Shutterfly, Inc.	(10,209)	(232,357)
		(434,259)
INTERNET SOFTWARE AND SERVICES — (1.1)%
Equinix, Inc.	(3,443)	(349,120)
WebMD Health Corp.	(10,355)	(388,830)
		(737,950)
IT SERVICES — (2.1)%
iGate Corp.	(18,782)	(295,441)
Sapient Corp.	(27,692)	(348,919)
Syntel, Inc.	(6,674)	(312,143)
Teradata Corp.	(842)	(40,845)
Wright Express Corp.	(7,935)	(430,712)
		(1,428,060)
LEISURE EQUIPMENT AND PRODUCTS†
Hasbro, Inc.	(968)	(30,870)
LIFE SCIENCES TOOLS AND SERVICES — (0.3)%
Nordion, Inc.	(25,676)	(214,651)
MACHINERY — (2.1)%
Chart Industries, Inc.	(5,780)	(312,525)
Flowserve Corp.	(3,593)	(356,857)
Terex Corp.	(25,686)	(347,018)
Westport Innovations, Inc.	(12,193)	(405,295)
		(1,421,695)
MEDIA — (2.5)%
DreamWorks Animation SKG, Inc., Class A	(19,123)	(317,346)
Imax Corp.	(18,818)	(344,934)
Liberty Global, Inc. Class A	(7,872)	(322,988)
Liberty Media Corp. – Liberty Capital, Series A	(645)	(50,343)
Morningstar, Inc.	(6,529)	(388,149)
Valassis Communications, Inc.	(14,087)	(270,893)
		(1,694,653)
METALS AND MINING — (4.3)%
AK Steel Holding Corp.	(44,950)	(371,287)
Allegheny Technologies, Inc.	(7,651)	(365,718)
Allied Nevada Gold Corp.	(5,055)	(153,065)
HudBay Minerals, Inc.	(4,887)	(48,235)
Molycorp, Inc.	(8,661)	(207,691)
North American Palladium Ltd.	(46,479)	(118,521)
Northern Dynasty Minerals Ltd.	(36,750)	(221,970)
Royal Gold, Inc.	(2,726)	(183,814)
Rubicon Minerals Corp.	(41,226)	(155,834)
Schnitzer Steel Industries, Inc., Class A	(3,239)	(136,945)
Silver Standard Resources, Inc.	(8,357)	(115,494)
Thompson Creek Metals Co., Inc.	(52,664)	(366,541)
Titanium Metals Corp.	(6,745)	(101,040)
US Gold Corp.	(35,785)	(120,238)
Walter Energy, Inc.	(3,759)	(227,645)
		(2,894,038)

13

Shares	Value
MULTI-UTILITIES — (1.1)%
Black Hills Corp.	(10,289)	$(345,505)
Dominion Resources, Inc.	(6,837)	(362,908)
		(708,413)
OFFICE ELECTRONICS — (0.2)%
Zebra Technologies Corp., Class A	(3,846)	(137,610)
OIL, GAS AND CONSUMABLE FUELS — (5.6)%
Bill Barrett Corp.	(7,774)	(264,860)
Clean Energy Fuels Corp.	(22,447)	(279,690)
Concho Resources, Inc.	(4,025)	(377,344)
Continental Resources, Inc.	(5,045)	(336,552)
Enbridge, Inc.	(3,210)	(120,086)
EOG Resources, Inc.	(3,132)	(308,533)
EXCO Resources, Inc.	(17,683)	(184,787)
Hess Corp.	(1,290)	(73,272)
Kodiak Oil & Gas Corp.	(40,265)	(382,518)
Kosmos Energy Ltd.	(13,874)	(170,095)
Northern Oil and Gas, Inc.	(14,324)	(343,490)
Ship Finance International Ltd.	(24,113)	(225,215)
Sunoco, Inc.	(4,099)	(168,141)
Ultra Petroleum Corp.	(2,810)	(83,260)
World Fuel Services Corp.	(9,466)	(397,383)
		(3,715,226)
PAPER AND FOREST PRODUCTS — (0.5)%
Louisiana-Pacific Corp.	(42,100)	(339,747)
PERSONAL PRODUCTS — (0.5)%
Avon Products, Inc.	(20,169)	(352,352)
PHARMACEUTICALS — (1.7)%
Impax Laboratories, Inc.	(17,280)	(348,537)
Mylan, Inc.	(2,146)	(46,053)
Questcor Pharmaceuticals, Inc.	(1,898)	(78,919)
Salix Pharmaceuticals Ltd.	(1,582)	(75,699)
Valeant Pharmaceuticals International, Inc.	(8,778)	(409,845)
VIVUS, Inc.	(15,479)	(150,920)
		(1,109,973)
PROFESSIONAL SERVICES — (1.2)%
Acacia Research – Acacia Technologies	(1,377)	(50,274)
CoStar Group, Inc.	(5,945)	(396,710)
IHS, Inc. Class A	(3,864)	(332,922)
		(779,906)
REAL ESTATE INVESTMENT TRUSTS (REITs) — (2.7)%
American Tower Corp. Class A	(1,656)	(99,377)
DuPont Fabros Technology, Inc.	(12,506)	(302,895)
Equity Lifestyle Properties, Inc.	(5,121)	(341,519)
HCP, Inc.	(9,004)	(373,036)
Healthcare Realty Trust, Inc.	(17,528)	(325,846)
ProLogis, Inc.	(12,380)	(353,944)
Ventas, Inc.	(619)	(34,125)
		(1,830,742)
REAL ESTATE MANAGEMENT AND DEVELOPMENT — (1.0)%
Brookfield Office Properties, Inc.	(23,250)	(363,630)
Howard Hughes Corp. (The)	(7,282)	(321,646)
		(685,276)
ROAD AND RAIL — (0.8)%
Genesee & Wyoming, Inc. Class A	(2,147)	(130,065)
Hertz Global Holdings, Inc.	(31,719)	(371,747)
		(501,812)
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — (3.7)%
Atmel Corp.	(9,635)	(78,043)
Cavium, Inc.	(9,496)	(269,971)
Cirrus Logic, Inc.	(2,734)	(43,334)
Cree, Inc.	(13,405)	(295,446)
First Solar, Inc.	(7,446)	(251,377)
Formfactor, Inc.	(18,636)	(94,298)
Hittite Microwave Corp.	(5,158)	(254,702)
MEMC Electronic Materials, Inc.	(74,770)	(294,594)
Power Integrations, Inc.	(9,118)	(302,353)
Texas Instruments, Inc.	(11,560)	(336,512)
TriQuint Semiconductor, Inc.	(50,645)	(246,641)
		(2,467,271)
SOFTWARE — (2.6)%
Ariba, Inc.	(11,568)	(324,829)
Concur Technologies, Inc.	(7,342)	(372,900)
Rovi Corp.	(12,299)	(302,309)
Salesforce.com, Inc.	(2,984)	(302,757)
Solera Holdings, Inc.	(7,175)	(319,575)
Synchronoss Technologies, Inc.	(3,232)	(97,639)
		(1,720,009)
SPECIALTY RETAIL — (3.1)%
AutoNation, Inc.	(6,650)	(245,186)
Cabela’s, Inc.	(10,438)	(265,334)
CarMax, Inc.	(12,727)	(387,919)
JOS A Bank Clothiers, Inc.	(5,542)	(270,228)
OfficeMax, Inc.	(46,758)	(212,281)

14

Shares	Value
Tiffany & Co.	(4,869)	$(322,620)
Urban Outfitters, Inc.	(12,741)	(351,142)
		(2,054,710)
TEXTILES, APPAREL AND LUXURY GOODS — (2.1)%
Carter’s, Inc.	(900)	(35,829)
Deckers Outdoor Corp.	(2,039)	(154,087)
Fossil, Inc.	(3,298)	(261,729)
Gildan Activewear, Inc.	(17,303)	(325,123)
Skechers U.S.A., Inc., Class A	(23,240)	(281,669)
Under Armour, Inc., Class A	(5,154)	(370,006)
		(1,428,443)
THRIFTS AND MORTGAGE FINANCE — (0.2)%
MGIC Investment Corp.	(38,321)	(142,937)
TRADING COMPANIES AND DISTRIBUTORS — (2.3)%
Air Lease Corp.	(3,021)	(71,628)
Fastenal Co.	(9,118)	(397,636)
TAL International Group, Inc.	(11,991)	(345,221)
Textainer Group Holdings Ltd.	(14,623)	(425,822)
Watsco, Inc.	(5,029)	(330,204)
		(1,570,511)
WIRELESS TELECOMMUNICATION SERVICES — (0.3)%
SBA Communications Corp., Class A	(990)	(42,531)
Shenandoah Telecommunications Co.	(16,257)	(170,373)
		(212,904)
TOTAL COMMON STOCKS SOLD SHORT — (91.2)% (Proceeds $66,152,622)		(61,041,052)
OTHER ASSETS AND LIABILITIES — 97.9%		65,491,494
TOTAL NET ASSETS — 100.0%		$66,927,899

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.

(1)	Securities may be pledged as collateral for securities sold short. At the period end, the value of securities pledged was $61,064,197.
(2)	Non-income producing.

See Notes to Financial Statements.

15

Statement of Assets and Liabilities

DECEMBER 31, 2011 (UNAUDITED)
Assets
Investment securities, at value (cost of $58,972,524)	$62,477,457
Deposits with broker for securities sold short	64,509,859
Receivable for investments sold	989,213
Receivable for capital shares sold	196,143
Dividends and interest receivable	45,806
128,218,478

Liabilities
Securities sold short, at value (proceeds of $66,152,622)	61,041,052
Foreign currency overdraft payable, at value (cost of $24,185)	23,638
Payable for capital shares redeemed	87,267
Accrued management fees	77,694
Distribution and service fees payable	12,307
Dividend expense payable on securities sold short	43,018
Broker fees and charges payable on securities sold short	5,603
61,290,579

Net Assets	$66,927,899

Net Assets Consist of:
Capital (par value and paid-in surplus)	$74,978,472
Accumulated net investment loss	(688,987)
Accumulated net realized loss	(15,978,643)
Net unrealized appreciation	8,617,057
$66,927,899

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$25,458,730	2,391,570	$10.65
Institutional Class, $0.01 Par Value	$4,752,991	442,160	$10.75
A Class, $0.01 Par Value	$28,904,595	2,746,078	$10.53*
C Class, $0.01 Par Value	$6,567,061	648,881	$10.12
R Class, $0.01 Par Value	$1,244,522	119,754	$10.39
*Maximum offering price $11.17 (net asset value divided by 0.9425)

See Notes to Financial Statements.

16

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2011 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $1,235)	$394,336
Interest	1,452
395,788

Expenses:
Dividend expense on securities sold short	382,380
Broker fees and charges on securities sold short	183,829
Management fees	437,579
Distribution and service fees:
A Class	35,509
B Class	4,768
C Class	33,994
R Class	2,393
Directors’ fees and expenses	2,855
Other expenses	1,412
1,084,719

Net investment income (loss)	(688,931)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	2,209,197
Securities sold short transactions	1,391,996
Foreign currency transactions	102
3,601,295

Change in net unrealized appreciation (depreciation) on:
Investments	(8,329,230)
Securities sold short	7,010,079
Translation of assets and liabilities in foreign currencies	702
(1,318,449)

Net realized and unrealized gain (loss)	2,282,846

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,593,915

See Notes to Financial Statements.

17

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2011 (UNAUDITED) AND YEAR ENDED JUNE 30, 2011
Increase (Decrease) in Net Assets	December 31, 2011	June 30, 2011
Operations
Net investment income (loss)	$(688,931)	$(2,218,422)
Net realized gain (loss)	3,601,295	19,049,580
Change in net unrealized appreciation (depreciation)	(1,318,449)	(14,322,526)
Net increase (decrease) in net assets resulting from operations	1,593,915	2,508,632

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	1,291,220	(53,103,549)

Net increase (decrease) in net assets	2,885,135	(50,594,917)

Net Assets
Beginning of period	64,042,764	114,637,681
End of period	$66,927,899	$64,042,764

Accumulated net investment loss	$(688,987)	$(56)

See Notes to Financial Statements.

18

Notes to Financial Statements

DECEMBER 31, 2011 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Equity Market Neutral Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek capital appreciation independent of equity market conditions. The fund buys, or takes long positions in, equity securities that have been identified as undervalued. The fund takes short positions in equity securities that have been identified as overvalued. The fund’s investment process is designed to maintain approximately equal dollar amounts invested in long and short positions at all times.

The fund is authorized to issue the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee. On October 21, 2011, all outstanding B Class shares were converted to A Class shares and the fund discontinued issuance of the B Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

19

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Securities Sold Short —The fund may enter into a short sale, which is selling a security it does not own, as part of its normal investment activities. Upon selling a security short, the fund will segregate cash, cash equivalents or other appropriate liquid securities in at least an amount equal to the current market value of the securities sold short until the fund replaces the borrowed security. Interest earned on segregated cash for securities sold short is reflected as interest income. The fund is required to pay any dividends or interest due on securities sold short. Such dividends and interest are recorded as an expense. The fund may pay fees or charges on the assets borrowed for securities sold short. Liabilities for securities sold short are valued daily and changes in value are recorded as unrealized appreciation (depreciation) on securities sold short. The fund records realized gain (loss) on a security sold short when it is terminated by the fund and includes as a component of realized gain (loss) on securities sold short transactions.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

20

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2008. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid semiannually. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 1.0480% to 1.2300%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, B Class, C Class and R Class. The Institutional Class is 0.2000% less at each point within the Complex Fee range. The effective annual management fee for each class for the six months ended December 31, 2011 was 1.39% for the Investor Class, A Class, C Class and R Class and 1.19% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, B Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the B Class and C Class will each pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended December 31, 2011 are detailed in the Statement of Operations.

21

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc., the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation’s transfer agent, American Century Services, LLC.

4. Investment Transactions

Purchases and sales of investment securities and securities sold short, excluding short-term investments, for the six months ended December 31, 2011 were $64,390,560 and $64,626,922, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2011		Year ended June 30, 2011
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	50,000,000		50,000,000
Sold	791,338	$8,302,697	1,195,601	$11,968,740
Redeemed	(507,672)	(5,307,926)	(744,261)	(7,468,960)
	283,666	2,994,771	451,340	4,499,780
Institutional Class/Shares Authorized	50,000,000		50,000,000
Sold	70,689	743,011	108,261	1,094,820
Redeemed	(29,284)	(309,978)	(887,343)	(8,807,772)
	41,405	433,033	(779,082)	(7,712,952)
A Class/Shares Authorized	70,000,000		70,000,000
Sold	677,869	7,016,332	1,305,940	12,973,766
Redeemed	(725,647)	(7,502,151)	(5,844,746)	(58,522,465)
	(47,778)	(485,819)	(4,538,806)	(45,548,699)
B Class/Shares Authorized	N/A		10,000,000
Sold	—	—	412	4,000
Redeemed	(162,298)	(1,615,896)	(73,864)	(713,531)
	(162,298)	(1,615,896)	(73,452)	(709,531)
C Class/Shares Authorized	10,000,000		10,000,000
Sold	46,637	465,395	85,170	825,574
Redeemed	(88,389)	(884,098)	(486,684)	(4,684,340)
	(41,752)	(418,703)	(401,514)	(3,858,766)
R Class/Shares Authorized	10,000,000		10,000,000
Sold	47,388	487,016	48,738	480,644
Redeemed	(10,067)	(103,182)	(25,826)	(254,025)
	37,321	383,834	22,912	226,619
Net increase (decrease)	110,564	$1,291,220	(5,318,602)	$(53,103,549)

22

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$56,161,981	—	—
Foreign Common Stocks	4,902,216	—	—
Temporary Cash Investments	267,525	$1,145,735	—
Total Value of Investment Securities	$61,331,722	$1,145,735	—

Securities Sold Short
Domestic Common Stocks	$(54,957,781)	—	—
Foreign Common Stocks	(6,083,271)	—	—
Total Value of Securities Sold Short	$(61,041,052)	—	—

7. Risk Factors

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

The fund is subject to short sales risk. If the market price of a security increases after the fund borrows the security, the fund may suffer a loss when it replaces the borrowed security at the higher price. Any loss will be increased by the amount of compensation, interest or dividends, and transaction costs the fund must pay to the lender of the borrowed security.

If the fund is overweighted in a stock or sector, any negative development related to that stock or sector will have a greater impact on the fund than other funds that are not overweighted in that stock or sector.

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

23

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$59,176,139
Gross tax appreciation of investments	$6,870,160
Gross tax depreciation of investments	(3,568,842)
Net tax appreciation (depreciation) of investments	$3,301,318
Net tax appreciation (depreciation) on securities sold short	$4,816,058
Net tax appreciation (depreciation)	$8,117,376

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of June 30, 2011, the fund had accumulated capital losses of $(19,137,515), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers of $(2,584,990), $(7,401,476) and $(9,151,049) expire in 2016, 2017 and 2018, respectively. The Regulated Investment Company Modernization Act of 2010 allows the fund to carry forward capital losses incurred in future taxable years for an unlimited period. Any losses incurred during future taxable years will be required to be utilized prior to the losses which carry an expiration date. As a result, capital loss carryforwards may be more likely to expire unused.

24

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (excluding expenses on securities sold short)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2011(3)	$10.37	(0.10)	0.38	0.28	—	$10.65	2.60%	3.19%(4)	1.40%(4)	(1.94)%(4)	109%	$25,459
2011	$10.00	(0.22)	0.59	0.37	—	$10.37	3.70%	3.50%	1.42%	(2.34)%	261%	$21,866
2010	$10.01	(0.17)	0.16	(0.01)	—	$10.00	(0.10)%	3.09%	1.42%	(1.68)%	140%	$16,570
2009	$10.92	(0.16)	(0.75)	(0.91)	—	$10.01	(8.33)%	3.34%	1.41%	(1.56)%	330%	$22,956
2008	$11.22	0.08	(0.15)	(0.07)	(0.23)	$10.92	(0.67)%	2.89%	1.39%	0.90%	356%	$28,939
2007(5)	$10.40	0.14	0.68	0.82	—	$11.22	7.88%	2.71%(4)	1.39%(4)	2.61%(4)	181%	$20,732
2006	$9.97	0.24	0.27	0.51	(0.08)	$10.40	5.08%	3.45%	1.38%	2.17%	428%	$12,781
Institutional Class
2011(3)	$10.46	(0.09)	0.38	0.29	—	$10.75	2.77%	2.99%(4)	1.20%(4)	(1.74)%(4)	109%	$4,753
2011	$10.07	(0.26)	0.65	0.39	—	$10.46	3.87%	3.30%	1.22%	(2.14)%	261%	$4,194
2010	$10.06	(0.16)	0.17	0.01	—	$10.07	0.10%	2.89%	1.22%	(1.48)%	140%	$11,882
2009	$10.95	(0.15)	(0.74)	(0.89)	—	$10.06	(8.13)%	3.14%	1.21%	(1.36)%	330%	$22,354
2008	$11.24	0.17	(0.22)	(0.05)	(0.24)	$10.95	(0.48)%	2.69%	1.19%	1.10%	356%	$12,989
2007(5)	$10.40	0.15	0.69	0.84	—	$11.24	8.08%	2.51%(4)	1.19%(4)	2.81%(4)	181%	$19,559
2006	$9.97	0.25	0.28	0.53	(0.10)	$10.40	5.30%	3.25%	1.18%	2.37%	428%	$14,412

25

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (excluding expenses on securities sold short)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2011(3)	$10.27	(0.11)	0.37	0.26	—	$10.53	2.53%	3.44%(4)	1.65%(4)	(2.19)%(4)	109%	$28,905
2011	$9.93	(0.26)	0.60	0.34	—	$10.27	3.42%	3.75%	1.67%	(2.59)%	261%	$28,691
2010	$9.96	(0.19)	0.16	(0.03)	—	$9.93	(0.30)%	3.34%	1.67%	(1.93)%	140%	$72,781
2009	$10.89	(0.18)	(0.75)	(0.93)	—	$9.96	(8.54)%	3.59%	1.66%	(1.81)%	330%	$104,634
2008	$11.21	0.07	(0.18)	(0.11)	(0.21)	$10.89	(0.98)%	3.14%	1.64%	0.65%	356%	$145,265
2007(5)	$10.40	0.13	0.68	0.81	—	$11.21	7.79%	2.96%(4)	1.64%(4)	2.36%(4)	181%	$110,065
2006	$9.96	0.20	0.29	0.49	(0.05)	$10.40	4.93%	3.70%	1.63%	1.92%	428%	$56,219
C Class
2011(3)	$9.91	(0.15)	0.36	0.21	—	$10.12	2.12%	4.19%(4)	2.40%(4)	(2.94)%(4)	109%	$6,567
2011	$9.65	(0.32)	0.58	0.26	—	$9.91	2.69%	4.50%	2.42%	(3.34)%	261%	$6,845
2010	$9.76	(0.26)	0.15	(0.11)	—	$9.65	(1.13)%	4.09%	2.42%	(2.68)%	140%	$10,543
2009	$10.75	(0.26)	(0.73)	(0.99)	—	$9.76	(9.21)%	4.34%	2.41%	(2.56)%	330%	$17,821
2008	$11.11	—(6)	(0.19)	(0.19)	(0.17)	$10.75	(1.72)%	3.89%	2.39%	(0.10)%	356%	$20,673
2007(5)	$10.35	0.09	0.67	0.76	—	$11.11	7.34%	3.71%(4)	2.39%(4)	1.61%(4)	181%	$19,690
2006	$9.94	0.12	0.29	0.41	—	$10.35	4.12%	4.45%	2.38%	1.17%	428%	$8,393

26

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (excluding expenses on securities sold short)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2011(3)	$10.15	(0.12)	0.36	0.24	—	$10.39	2.36%	3.69%(4)	1.90%(4)	(2.44)%(4)	109%	$1,245
2011	$9.84	(0.26)	0.57	0.31	—	$10.15	3.15%	4.00%	1.92%	(2.84)%	261%	$837
2010	$9.89	(0.21)	0.16	(0.05)	—	$9.84	(0.51)%	3.59%	1.92%	(2.18)%	140%	$586
2009	$10.85	(0.22)	(0.74)	(0.96)	—	$9.89	(8.85)%	3.84%	1.91%	(2.06)%	330%	$1,004
2008	$11.18	0.04	(0.17)	(0.13)	(0.20)	$10.85	(1.19)%	3.39%	1.89%	0.40%	356%	$694
2007(5)	$10.39	0.11	0.68	0.79	—	$11.18	7.60%	3.21%(4)	1.89%(4)	2.11%(4)	181%	$561
2006	$9.96	0.17	0.29	0.46	(0.03)	$10.39	4.57%	3.95%	1.88%	1.67%	428%	$521

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)	Six months ended December 31, 2011 (unaudited).
(4)	Annualized.
(5)
January 1, 2007 through June 30, 2007. The fund’s fiscal year end was changed from December 31 to June 30, resulting in a six-month annual reporting period. For the years before June 30, 2007, the fund’s fiscal year end was December 31.

(6)	Per-share amount was less than $0.005.

See Notes to Financial Statements.

27

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Quantitative Equity Funds, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2012 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-74316   1202

SEMIANNUAL REPORT                DECEMBER 31, 2011

Global Gold Fund

President’s Letter	2
Performance	3
Fund Characteristics	4
Shareholder Fee Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	9
Statement of Operations	10
Statement of Changes in Net Assets	11
Notes to Financial Statements	12
Financial Highlights	17
Additional Information	20

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

       Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended December 31, 2011. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, portfolio strategy, and the investment markets, we encourage you to visit our website, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site. Also, the fund’s next annual report, dated June 30, 2012, will provide additional market perspective and commentary from our portfolio management team.

Macroeconomic and Financial Market Overview

This six-month reporting period differed dramatically from the 12 months that preceded it. As the period covered by this report opened in July 2011, U.S. stock investors had just enjoyed a span during the last half of 2010 and the first half of 2011 in which the broad market climbed approximately 30%, boosted by growth and optimism related to monetary and fiscal intervention in 2010. Meanwhile, U.S. bond returns were generally lower and more mixed.

However, U.S. economic growth slowed considerably in 2011 from its 2010 levels, and optimism faded in the late spring and summer of last year as financial and economic challenges emerged. High fuel prices, declining U.S. home values, elevated U.S. unemployment rates, natural disasters, federal budget management concerns in the U.S., and a resurgence of the European sovereign debt crisis ebbed the economic tide and investors’ risk tolerance.

Six-month returns, as of December 31, 2011, generally reflected a more risk-averse investor mindset—the Barclays Capital U.S. Aggregate Bond Index returned 4.98%, compared with –3.69% for the S&P 500 Index. But 2011 ended on a better economic and financial note than many anticipated. More risk tolerance returned in the fourth quarter as concerns about Europe eased. However, further volatility appears likely in 2012 as uncertainties regarding European debt, economic strength, government budget deficits, and the U.S. presidential election potentially sway the markets.

We believe strongly in adhering to a disciplined, diversified, long-term investment approach during volatile periods, and we appreciate your continued trust in us during these unsettled times.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of December 31, 2011
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	BGEIX	-8.08%	-19.29%	7.00%	18.28%	5.28%	8/17/88
NYSE Arca Gold Miners Index	—	-5.20%	-15.48%	6.36%	17.97%	N/A(2)	—
MSCI World Index	—	-10.29%	-5.54%	-2.37%	3.62%	6.24%(3)	—
Institutional Class	AGGNX	-7.99%	-19.11%	—	—	5.83%	9/28/07
A Class(4) No sales charge* With sales charge*	ACGGX	-8.19% -13.49%	-19.50% -24.12%	6.72% 5.46%	17.99% 17.30%	10.49% 10.01%	5/6/98
C Class No sales charge* With sales charge*	AGYCX	-8.56% -9.41%	-20.09% -20.09%	— —	— —	4.57% 4.57%	9/28/07
R Class	AGGWX	-8.32%	-19.70%	—	—	5.09%	9/28/07

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.
(2)	Benchmark total return data first available 9/1/94.
(3)	Since 8/31/88, the date nearest the Investor Class’s inception for which data are available.
(4)	Prior to September 4, 2007, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
0.69%	0.49%	0.94%	1.69%	1.19%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The fund concentrates its investments in a narrow segment of the total market and is therefore subject to greater risks and market fluctuations than a portfolio representing a broader range of industries. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

3

Fund Characteristics

DECEMBER 31, 2011
Top Ten Holdings	% of net assets
Barrick Gold Corp.	14.0%
Goldcorp, Inc.(1)	11.9%
Newmont Mining Corp.	8.8%
Randgold Resources Ltd. ADR	5.4%
Yamana Gold, Inc.(1)	5.2%
Silver Wheaton Corp.	4.4%
AngloGold Ashanti Ltd.(1)	4.2%
Kinross Gold Corp.(1)	3.8%
Eldorado Gold Corp.	3.4%
Cia de Minas Buenaventura SA ADR	3.4%
(1)Includes shares traded on all exchanges.

Geographic Composition	% of net assets
Canada	67.1%
United States	14.5%
South Africa	7.7%
Jersey	5.4%
Peru	3.4%
Australia	0.9%
Mexico	0.3%
Cash and Equivalents(2)	0.7%
(2)Includes temporary cash investments and other assets and liabilities.

Types of Investments in Portfolio	% of net assets
Foreign Common Stocks	84.8%
Domestic Common Stocks	14.5%
Total Common Stocks	99.3%
Temporary Cash Investments	0.7%
Other Assets and Liabilities	—(3)
(3)Category is less than 0.05% of total net assets.

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2011 to December 31, 2011.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/11	Ending Account Value 12/31/11	Expenses Paid During Period(1) 7/1/11 – 12/31/11	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$919.20	$3.33	0.69%
Institutional Class	$1,000	$920.10	$2.36	0.49%
A Class	$1,000	$918.10	$4.53	0.94%
C Class	$1,000	$914.40	$8.13	1.69%
R Class	$1,000	$916.80	$5.73	1.19%
Hypothetical
Investor Class	$1,000	$1,021.67	$3.51	0.69%
Institutional Class	$1,000	$1,022.67	$2.49	0.49%
A Class	$1,000	$1,020.41	$4.77	0.94%
C Class	$1,000	$1,016.64	$8.57	1.69%
R Class	$1,000	$1,019.15	$6.04	1.19%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

6

Schedule of Investments

DECEMBER 31, 2011 (UNAUDITED)

	Shares	Value
Common Stocks — 99.3%
AUSTRALIA — 0.9%
CGA Mining Ltd.(1)	1,780,641	$3,583,131
Newcrest Mining Ltd.	181,155	5,484,447
		9,067,578
CANADA — 67.1%
Agnico-Eagle Mines Ltd.	227,035	8,256,831
Agnico-Eagle Mines Ltd. New York Shares	271,300	9,853,616
Alamos Gold, Inc.	162,300	2,795,941
ATAC Resources Ltd.(1)	1,124,700	2,892,480
AuRico Gold, Inc.(1)	1,271,671	10,223,299
Aurizon Mines Ltd.(1)	887,400	4,355,337
B2Gold Corp.(1)	2,250,500	6,848,147
Barrick Gold Corp.	3,059,712	138,451,968
Belo Sun Mining Corp.(1)	4,915,100	4,776,392
Canaco Resources, Inc.(1)	3,333,500	4,744,613
Centerra Gold, Inc.	357,900	6,323,632
Clifton Star Resources, Inc.(1)	997,700	2,272,063
Continental Gold Ltd.(1)	353,800	2,611,608
Detour Gold Corp.(1)	372,101	9,186,101
Dundee Precious Metals, Inc.(1)	971,500	7,838,753
Eldorado Gold Corp.	2,425,200	33,375,513
First Majestic Silver Corp.(1)	307,500	5,185,620
Franco-Nevada Corp.	359,800	13,696,240
GBS Gold International, Inc.(1)	347,300	1,705
Goldcorp, Inc.	2,577,476	114,383,009
Goldcorp, Inc. New York Shares	64,300	2,845,275
Golden Star Resources Ltd.(1)	965,100	1,582,054
Guyana Goldfields, Inc.(1)	289,000	2,127,607
IAMGOLD Corp.	1,793,019	28,477,102
Ivanhoe Mines Ltd.(1)	240,000	4,261,693
Kinross Gold Corp.	2,382,552	27,199,097
Kinross Gold Corp. New York Shares	878,457	10,014,410
Kirkland Lake Gold, Inc.(1)	202,500	3,065,080
Midas Gold Corp.(1)	1,567,250	6,076,699
Minefinders Corp. Ltd.(1)	130,900	1,391,555
Nevsun Resources Ltd.	1,001,000	5,561,384
New Gold, Inc.(1)	2,896,900	29,232,031
Osisko Mining Corp.(1)	2,040,800	19,711,874
Pan American Silver Corp.	341,800	7,454,658
Premier Gold Mines Ltd.(1)	684,000	3,034,778
Sabina Gold & Silver Corp.(1)	642,400	2,421,414
Seabridge Gold, Inc.(1)	107,400	1,730,214
SEMAFO, Inc.	638,700	4,137,836
Silver Standard Resources, Inc.(1)	215,400	2,976,828
Silver Wheaton Corp.	1,512,200	43,793,312
Tahoe Resources, Inc.(1)	450,500	7,818,248
Torex Gold Resources, Inc.(1)	4,796,990	8,051,880
Wesdome Gold Mines Ltd.	1,028,250	1,513,988
Yamana Gold, Inc.	2,558,042	37,714,641
Yamana Gold, Inc. New York Shares	926,381	13,608,537
		663,875,063
JERSEY — 5.4%
Randgold Resources Ltd. ADR	520,800	53,173,680
MEXICO — 0.3%
Fresnillo plc	112,003	2,656,074
PERU — 3.4%
Cia de Minas Buenaventura SA ADR	867,600	33,263,784
SOUTH AFRICA — 7.7%
AngloGold Ashanti Ltd.	465,502	19,775,637
AngloGold Ashanti Ltd. ADR	511,676	21,720,646
Gold Fields Ltd.	1,462,510	22,431,841
Great Basin Gold Ltd.(1)	2,568,500	2,395,166
Harmony Gold Mining Co. Ltd.	867,150	10,139,601
		76,462,891
UNITED STATES — 14.5%
Allied Nevada Gold Corp.(1)	401,500	12,197,718
Coeur d’Alene Mines Corp.(1)	448,459	10,825,800
Hecla Mining Co.	502,900	2,630,167
Newmont Mining Corp.	1,447,314	86,853,313
Royal Gold, Inc.	462,921	31,214,763
		143,721,761
TOTAL COMMON STOCKS(Cost $468,860,756)		982,220,831

7

Shares	Value
Temporary Cash Investments — 0.7%
Repurchase Agreement, Bank America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 3.125%, 5/15/21, valued at $2,235,556), in a joint trading account at 0.00%, dated 12/30/11, due 1/3/12 (Delivery value $2,184,820)		$2,184,820
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.75%, 5/31/16, valued at $1,114,087), in a joint trading account at 0.01%, dated 12/30/11, due 1/3/12 (Delivery value $1,092,411)		1,092,410
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.75%, 2/15/37, valued at $2,232,128), in a joint trading account at 0.02%, dated 12/30/11, due 1/3/12 (Delivery value $2,184,824)		2,184,819
SSgA U.S. Government Money Market Fund	1,275,856	1,275,856
TOTAL TEMPORARY CASH INVESTMENTS (Cost $6,737,905)		6,737,905
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $475,598,661)		988,958,736
OTHER ASSETS AND LIABILITIES†		(214,797)
TOTAL NET ASSETS — 100.0%		$988,743,939

Notes to Schedule of Investments

ADR = American Depositary Receipt
†	Category is less than 0.05% of total net assets.
(1)	Non-income producing.

See Notes to Financial Statements.

8

Statement of Assets and Liabilities

DECEMBER 31, 2011 (UNAUDITED)
Assets
Investment securities, at value (cost of $475,598,661)	$988,958,736
Receivable for investments sold	1,402,820
Receivable for capital shares sold	652,418
Dividends and interest receivable	391,799
991,405,773

Liabilities
Foreign currency overdraft payable, at value (cost of $760,466)	760,335
Payable for capital shares redeemed	1,288,027
Accrued management fees	604,664
Distribution and service fees payable	8,808
2,661,834

Net Assets	$988,743,939

Net Assets Consist of:
Capital (par value and paid-in surplus)	$532,154,567
Accumulated net investment loss	(48,217,229)
Accumulated net realized loss	(8,561,132)
Net unrealized appreciation	513,367,733
$988,743,939

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$944,098,877	47,859,700	$19.73
Institutional Class, $0.01 Par Value	$18,368,057	929,123	$19.77
A Class, $0.01 Par Value	$20,198,564	1,033,554	$19.54*
C Class, $0.01 Par Value	$3,389,546	176,346	$19.22
R Class, $0.01 Par Value	$2,688,895	137,748	$19.52
*Maximum offering price $20.73 (net asset value divided by 0.9425)

See Notes to Financial Statements.

9

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2011 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $427,331)	$4,244,205
Interest	1,204
4,245,409

Expenses:
Management fees	3,950,094
Distribution and service fees:
A Class	28,566
B Class	4,959
C Class	18,760
R Class	7,475
Directors’ fees and expenses	31,507
Other expenses	13,941
4,055,302

Net investment income (loss)	190,107

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	6,747,473
Foreign currency transactions	(1,434)
6,746,039

Change in net unrealized appreciation (depreciation) on:
Investments	(92,737,911)
Translation of assets and liabilities in foreign currencies	5,684
(92,732,227)

Net realized and unrealized gain (loss)	(85,986,188)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(85,796,081)

See Notes to Financial Statements.

10

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2011 (UNAUDITED) AND YEAR ENDED JUNE 30, 2011
Increase (Decrease) in Net Assets	December 31, 2011	June 30, 2011
Operations
Net investment income (loss)	$190,107	$(2,154,649)
Net realized gain (loss)	6,746,039	171,285,153
Change in net unrealized appreciation (depreciation)	(92,732,227)	(44,108,072)
Net increase (decrease) in net assets resulting from operations	(85,796,081)	125,022,432

Distributions to Shareholders
From net investment income:
Investor Class	—	(74,345,381)
Institutional Class	—	(1,350,244)
A Class	—	(1,509,611)
B Class	—	(87,903)
C Class	—	(198,002)
R Class	—	(135,833)
From net realized gains:
Investor Class	(62,330,644)	(72,322,529)
Institutional Class	(1,210,470)	(1,263,890)
A Class	(1,344,005)	(1,535,236)
B Class	—	(102,609)
C Class	(231,742)	(222,320)
R Class	(176,128)	(142,583)
Decrease in net assets from distributions	(65,292,989)	(153,216,141)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	9,678,442	84,068,886

Redemption Fees
Increase in net assets from redemption fees	76,036	174,977

Net increase (decrease) in net assets	(141,334,592)	56,050,154

Net Assets
Beginning of period	1,130,078,531	1,074,028,377
End of period	$988,743,939	$1,130,078,531

Accumulated net investment loss	$(48,217,229)	$(48,407,336)

See Notes to Financial Statements.

11

Statement of Changes in Net Assets

DECEMBER 31, 2011 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Global Gold Fund (the fund) is one fund in a series issued by the corporation. The fund is nondiversified as defined under the 1940 Act. The fund’s investment objective is to seek to realize a total return (capital growth and dividends) consistent with investment in securities of companies that are engaged in mining, processing, fabricating or distributing gold or other metals throughout the world.

The fund is authorized to issue the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee. On October 21, 2011, all outstanding B Class shares were converted to A Class shares and the fund discontinued issuance of the B Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

12

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2008. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid semiannually. Distributions from net realized gains, if any, are generally declared and paid annually.

13

Redemption —The fund may impose a 1.00% redemption fee on shares held less than 60 days. The fee may not be applicable to all classes. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.3380% to 0.5200%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, B Class, C Class and R Class. The Institutional Class is 0.2000% less at each point within the Complex Fee range. The effective annual management fee for each class for the six months ended December 31, 2011 was 0.68% for the Investor Class, A Class, C Class and R Class and 0.48% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, B Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the B Class and C Class will each pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended December 31, 2011 are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc., the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation’s transfer agent, American Century Services, LLC.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended December 31, 2011 were $41,189,759 and $91,156,972, respectively.

14

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2011		Year ended June 30, 2011
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	200,000,000		200,000,000
Sold	3,230,891	$76,459,142	8,972,049	$225,635,610
Issued in reinvestment of distributions	2,827,617	57,853,194	5,119,136	136,524,838
Redeemed	(5,419,055)	(127,457,930)	(11,539,226)	(286,921,826)
	639,453	6,854,406	2,551,959	75,238,622
Institutional Class/Shares Authorized	10,000,000		10,000,000
Sold	165,368	3,992,881	363,533	9,132,218
Issued in reinvestment of distributions	59,019	1,210,470	98,002	2,614,134
Redeemed	(161,460)	(3,821,136)	(276,395)	(6,803,179)
	62,927	1,382,215	185,140	4,943,173
A Class/Shares Authorized	20,000,000		20,000,000
Sold	309,137	7,249,816	601,435	14,958,572
Issued in reinvestment of distributions	59,626	1,209,218	97,614	2,586,084
Redeemed	(272,189)	(6,479,670)	(671,729)	(16,648,701)
	96,574	1,979,364	27,320	895,955
B Class/Shares Authorized	N/A		10,000,000
Sold	1,998	48,275	4,430	110,080
Issued in reinvestment of distributions	—	—	6,752	177,233
Redeemed	(69,501)	(1,505,515)	(16,528)	(399,359)
	(67,503)	(1,457,240)	(5,346)	(112,046)
C Class/Shares Authorized	10,000,000		10,000,000
Sold	33,699	794,595	74,941	1,859,020
Issued in reinvestment of distributions	8,033	160,254	10,909	286,073
Redeemed	(25,350)	(598,717)	(27,908)	(668,753)
	16,382	356,132	57,942	1,476,340
R Class/Shares Authorized	10,000,000		10,000,000
Sold	46,290	1,096,300	93,224	2,283,666
Issued in reinvestment of distributions	8,693	176,128	10,498	278,416
Redeemed	(30,164)	(708,863)	(39,432)	(935,240)
	24,819	563,565	64,290	1,626,842
Net increase (decrease)	772,652	$9,678,442	2,881,305	$84,068,886

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

15

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Foreign Common Stocks	$338,886,928	$499,612,142	—
Domestic Common Stocks	131,524,043	12,197,718	—
Temporary Cash Investments	1,275,856	5,462,049	—
Total Value of Investment Securities	$471,686,827	$517,271,909	—

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

The fund concentrates its investments in a narrow segment of the total market. Because of this, the fund may be subject to greater risk and market fluctuations than a portfolio representing a broader range of industries.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$516,638,463
Gross tax appreciation of investments	$502,329,783
Gross tax depreciation of investments	(30,009,510)
Net tax appreciation (depreciation) of investments	$472,320,273

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and the realization to ordinary income for tax purposes of unrealized gains on investments in passive foreign investment companies.

16

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:			Redemption Fees(1)			Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions		Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2011(3)	$22.90	—(4)	(1.80)	(1.80)	—	(1.37)	(1.37)	—(4)	$19.73	(8.08)%	0.69%(5)	0.04%(5)	4%	$944,099
2011	$23.11	(0.04)	3.06	3.02	(1.60)	(1.63)	(3.23)	—(4)	$22.90	11.44%	0.69%	(0.18)%	32%	$1,081,258
2010	$16.24	(0.03)	7.03	7.00	(0.13)	—	(0.13)	—(4)	$23.11	43.18%	0.69%	(0.16)%	24%	$1,032,309
2009	$23.54	(0.01)	(5.35)	(5.36)	—(4)	(1.94)	(1.94)	—(4)	$16.24	(21.19)%	0.70%	(0.09)%	20%	$792,814
2008	$18.26	(0.04)	5.42	5.38	(0.11)	—	(0.11)	0.01	$23.54	29.61%	0.68%	(0.17)%	17%	$1,136,741
2007(6)	$19.63	(0.01)	(1.24)	(1.25)	(0.12)	—	(0.12)	—(4)	$18.26	(6.36)%	0.67%(5)	(0.12)%(5)	3%	$949,426
2006	$15.50	(0.01)	4.18	4.17	(0.05)	—	(0.05)	0.01	$19.63	27.03%	0.67%	(0.03)%	18%	$1,071,545
Institutional Class
2011(3)	$22.92	0.03	(1.81)	(1.78)	—	(1.37)	(1.37)	—(4)	$19.77	(7.99)%	0.49%(5)	0.24%(5)	4%	$18,368
2011	$23.13	0.01	3.06	3.07	(1.65)	(1.63)	(3.28)	—(4)	$22.92	11.64%	0.49%	0.02%	32%	$19,854
2010	$16.25	0.01	7.04	7.05	(0.17)	—	(0.17)	—(4)	$23.13	43.51%	0.49%	0.04%	24%	$15,751
2009	$23.55	0.01	(5.34)	(5.33)	(0.03)	(1.94)	(1.97)	—(4)	$16.25	(21.04)%	0.50%	0.11%	20%	$9,076
2008(7)	$21.67	0.01	1.99	2.00	(0.13)	—	(0.13)	0.01	$23.55	9.37%	0.48%(5)	0.05%(5)	17%(8)	$10,353

17

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:			Redemption Fees(1)			Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions		Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class(9)
2011(3)	$22.72	(0.02)	(1.79)	(1.81)	—	(1.37)	(1.37)	—(4)	$19.54	(8.19)%	0.94%(5)	(0.21)%(5)	4%	$20,199
2011	$22.95	(0.10)	3.03	2.93	(1.53)	(1.63)	(3.16)	—(4)	$22.72	11.15%	0.94%	(0.43)%	32%	$21,292
2010	$16.13	(0.08)	6.97	6.89	(0.07)	—	(0.07)	—(4)	$22.95	42.80%	0.94%	(0.41)%	24%	$20,879
2009	$23.46	(0.06)	(5.33)	(5.39)	—	(1.94)	(1.94)	—(4)	$16.13	(21.40)%	0.95%	(0.34)%	20%	$16,866
2008	$18.22	(0.09)	5.40	5.31	(0.08)	—	(0.08)	0.01	$23.46	29.28%	0.93%	(0.42)%	17%	$8,506
2007(6)	$19.59	(0.04)	(1.23)	(1.27)	(0.10)	—	(0.10)	—(4)	$18.22	(6.48)%	0.92%(5)	(0.37)%(5)	3%	$5,442
2006	$15.46	(0.05)	4.18	4.13	(0.01)	—	(0.01)	0.01	$19.59	26.77%	0.92%	(0.28)%	18%	$6,206
C Class
2011(3)	$22.46	(0.11)	(1.76)	(1.87)	—	(1.37)	(1.37)	—(4)	$19.22	(8.56)%	1.69%(5)	(0.96)%(5)	4%	$3,390
2011	$22.72	(0.29)	2.99	2.70	(1.33)	(1.63)	(2.96)	—(4)	$22.46	10.31%	1.69%	(1.18)%	32%	$3,593
2010	$16.02	(0.23)	6.93	6.70	—	—	—	—(4)	$22.72	41.82%	1.69%	(1.16)%	24%	$2,318
2009	$23.48	(0.18)	(5.34)	(5.52)	—	(1.94)	(1.94)	—(4)	$16.02	(21.98)%	1.70%	(1.09)%	20%	$1,006
2008(7)	$21.67	(0.20)	2.00	1.80	—	—	—	0.01	$23.48	8.40%	1.68%(5)	(1.17)%(5)	17%(8)	$151
R Class
2011(3)	$22.73	(0.05)	(1.79)	(1.84)	—	(1.37)	(1.37)	—(4)	$19.52	(8.32)%	1.19%(5)	(0.46)%(5)	4%	$2,689
2011	$22.96	(0.16)	3.02	2.86	(1.46)	(1.63)	(3.09)	—(4)	$22.73	10.87%	1.19%	(0.68)%	32%	$2,567
2010	$16.13	(0.13)	6.98	6.85	(0.02)	—	(0.02)	—(4)	$22.96	42.50%	1.19%	(0.66)%	24%	$1,117
2009	$23.52	(0.11)	(5.34)	(5.45)	—	(1.94)	(1.94)	—(4)	$16.13	(21.62)%	1.20%	(0.59)%	20%	$313
2008(7)	$21.67	(0.12)	2.01	1.89	(0.05)	—	(0.05)	0.01	$23.52	8.83%	1.18%(5)	(0.71)%(5)	17%(8)	$27

18

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)	Six months ended December 31, 2011 (unaudited).
(4)	Per-share amount was less than $0.005.
(5)	Annualized.
(6)
January 1, 2007 through June 30, 2007. The fund’s fiscal year end was changed from December 31 to June 30, resulting in a six-month annual reporting period. For the years before June 30, 2007, the fund’s fiscal year end was December 31.

(7)	September 28, 2007 (commencement of sale) through June 30, 2008.
(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended June 30, 2008.
(9)	Prior to September 4, 2007, the A Class was referred to as the Advisor Class.

See Notes to Financial Statements.

19

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

20

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Quantitative Equity Funds, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2012 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-74317   1202

SEMIANNUAL REPORT                        DECEMBER 31, 2011

Equity Growth Fund

President’s Letter	2
Performance	3
Fund Characteristics	4
Shareholder Fee Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	11
Statement of Operations	12
Statement of Changes in Net Assets	13
Notes to Financial Statements	14
Financial Highlights	19
Additional Information	22

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

       Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended December 31, 2011. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, portfolio strategy, and the investment markets, we encourage you to visit our website, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site. Also, the fund’s next annual report, dated June 30, 2012, will provide additional market perspective and commentary from our portfolio management team.

Macroeconomic and Financial Market Overview

This six-month reporting period differed dramatically from the 12 months that preceded it. As the period covered by this report opened in July 2011, U.S. stock investors had just enjoyed a span during the last half of 2010 and the first half of 2011 in which the broad market climbed approximately 30%, boosted by growth and optimism related to monetary and fiscal intervention in 2010. Meanwhile, U.S. bond returns were generally lower and more mixed.

However, U.S. economic growth slowed considerably in 2011 from its 2010 levels, and optimism faded in the late spring and summer of last year as financial and economic challenges emerged. High fuel prices, declining U.S. home values, elevated U.S. unemployment rates, natural disasters, federal budget management concerns in the U.S., and a resurgence of the European sovereign debt crisis ebbed the economic tide and investors’ risk tolerance.

Six-month returns, as of December 31, 2011, generally reflected a more risk-averse investor mindset—the Barclays Capital U.S. Aggregate Bond Index returned 4.98%, compared with –3.69% for the S&P 500 Index. But 2011 ended on a better economic and financial note than many anticipated. More risk tolerance returned in the fourth quarter as concerns about Europe eased. However, further volatility appears likely in 2012 as uncertainties regarding European debt, economic strength, government budget deficits, and the U.S. presidential election potentially sway the markets.

We believe strongly in adhering to a disciplined, diversified, long-term investment approach during volatile periods, and we appreciate your continued trust in us during these unsettled times.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of December 31, 2011
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	BEQGX	-3.32%	4.06%	-0.64%	3.44%	8.35%	5/9/91
S&P 500 Index	—	-3.69%	2.11%	-0.25%	2.92%	8.22%(2)	—
Institutional Class	AMEIX	-3.21%	4.26%	-0.44%	3.65%	3.86%	1/2/98
A Class(3) No sales charge* With sales charge*	BEQAX	-3.41% -8.95%	3.85% -2.10%	-0.88% -2.04%	3.19% 2.58%	3.31% 2.88%	10/9/97
C Class No sales charge* With sales charge*	AEYCX	-3.78% -4.74%	3.04% 3.04%	-1.62% -1.62%	2.43% 2.43%	1.81% 1.81%	7/18/01
R Class	AEYRX	-3.54%	3.54%	-1.13%	—	1.28%	7/29/05

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a maximum 5.75% initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.
(2)	Since 4/30/91, the date nearest the Investor Class’s inception for which data are available.
(3)	Prior to September 4, 2007, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
0.69%	0.49%	0.94%	1.69%	1.19%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

3

Fund Characteristics

DECEMBER 31, 2011
Top Ten Holdings	% of net assets
Exxon Mobil Corp.	4.2%
International Business Machines Corp.	2.7%
Chevron Corp.	2.6%
Apple, Inc.	2.5%
Johnson & Johnson	2.1%
Pfizer, Inc.	2.1%
Wells Fargo & Co.	1.9%
Philip Morris International, Inc.	1.9%
Verizon Communications, Inc.	1.8%
Intel Corp.	1.7%

Top Five Industries	% of net assets
Oil, Gas and Consumable Fuels	10.8%
Pharmaceuticals	7.2%
IT Services	5.2%
Computers and Peripherals	4.4%
Software	4.1%

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	93.5%
Foreign Common Stocks(1)	5.0%
Total Common Stocks	98.5%
Temporary Cash Investments	1.5%
Other Assets and Liabilities	—(2)
(1)Includes depositary shares, dual listed securities and foreign ordinary shares. (2)Category is less than 0.05% of total net assets.

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2011 to December 31, 2011.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/11	Ending Account Value 12/31/11	Expenses Paid During Period(1) 7/1/11 – 12/31/11	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$966.80	$3.41	0.69%
Institutional Class	$1,000	$967.90	$2.42	0.49%
A Class	$1,000	$965.90	$4.65	0.94%
C Class	$1,000	$962.20	$8.34	1.69%
R Class	$1,000	$964.60	$5.88	1.19%
Hypothetical
Investor Class	$1,000	$1,021.67	$3.51	0.69%
Institutional Class	$1,000	$1,022.67	$2.49	0.49%
A Class	$1,000	$1,020.41	$4.77	0.94%
C Class	$1,000	$1,016.64	$8.57	1.69%
R Class	$1,000	$1,019.15	$6.04	1.19%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

6

Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Shares	Value
Common Stocks — 98.5%
AEROSPACE AND DEFENSE — 2.8%
General Dynamics Corp.	215,554	$14,314,941
Northrop Grumman Corp.	253,302	14,813,101
United Technologies Corp.	297,717	21,760,136
		50,888,178
AIR FREIGHT AND LOGISTICS — 1.2%
United Parcel Service, Inc., Class B	315,142	23,065,243
AUTOMOBILES — 1.0%
Ford Motor Co.(1)	1,647,484	17,726,928
BEVERAGES — 3.0%
Coca-Cola Co. (The)	170,749	11,947,308
Coca-Cola Enterprises, Inc.	498,235	12,844,498
Constellation Brands, Inc., Class A(1)	628,200	12,984,894
Dr Pepper Snapple Group, Inc.	370,307	14,619,720
PepsiCo, Inc.	55,067	3,653,696
		56,050,116
BIOTECHNOLOGY — 2.3%
Amgen, Inc.	325,075	20,873,066
Biogen Idec, Inc.(1)	73,675	8,107,934
United Therapeutics Corp.(1)	285,849	13,506,365
		42,487,365
CAPITAL MARKETS — 0.6%
Affiliated Managers Group, Inc.(1)	42,488	4,076,724
Janus Capital Group, Inc.	683,938	4,315,649
Legg Mason, Inc.	85,343	2,052,499
		10,444,872
CHEMICALS — 2.7%
CF Industries Holdings, Inc.	98,091	14,221,233
LyondellBasell Industries NV, Class A	143,310	4,656,142
Monsanto Co.	249,667	17,494,167
PPG Industries, Inc.	166,213	13,877,123
		50,248,665
COMMERCIAL BANKS — 2.9%
U.S. Bancorp	703,485	19,029,269
Wells Fargo & Co.	1,288,335	35,506,513
		54,535,782
COMMUNICATIONS EQUIPMENT — 0.7%
Cisco Systems, Inc.	361,803	6,541,398
Motorola Solutions, Inc.	137,936	6,385,058
		12,926,456
COMPUTERS AND PERIPHERALS — 4.4%
Apple, Inc.(1)	116,150	47,040,750
Dell, Inc.(1)	1,002,233	14,662,669
Lexmark International, Inc., Class A	324,103	10,718,086
Seagate Technology plc	590,010	9,676,164
		82,097,669
CONSTRUCTION AND ENGINEERING — 0.9%
Chicago Bridge & Iron Co. NV	312,469	11,811,328
Fluor Corp.	20,180	1,014,045
URS Corp.(1)	118,059	4,146,232
		16,971,605
CONSUMER FINANCE — 1.6%
American Express Co.	407,949	19,242,954
Capital One Financial Corp.	28,637	1,211,059
Cash America International, Inc.	191,666	8,937,386
Discover Financial Services	23,006	552,144
		29,943,543
DIVERSIFIED CONSUMER SERVICES — 1.3%
Apollo Group, Inc., Class A(1)	161,477	8,698,766
Career Education Corp.(1)	4,857	38,710
ITT Educational Services, Inc.(1)	188,578	10,728,202
Weight Watchers International, Inc.	78,754	4,332,258
		23,797,936
DIVERSIFIED FINANCIAL SERVICES — 1.9%
Bank of America Corp.	1,034,133	5,749,779
Citigroup, Inc.	28,294	744,415
CME Group, Inc.	16,219	3,952,084
JPMorgan Chase & Co.	738,906	24,568,625
		35,014,903
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.4%
AT&T, Inc.	968,654	29,292,097
Verizon Communications, Inc.	840,540	33,722,465
		63,014,562
ELECTRIC UTILITIES — 0.8%
American Electric Power Co., Inc.	221,381	9,145,249
Entergy Corp.	79,406	5,800,608
		14,945,857
ELECTRICAL EQUIPMENT — 0.3%
Emerson Electric Co.	104,382	4,863,157

7

Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 1.0%
Anixter International, Inc.(1)	814	$48,547
Jabil Circuit, Inc.	605,783	11,909,694
TE Connectivity Ltd.	34,214	1,054,133
Tech Data Corp.(1)	12,050	595,391
Vishay Intertechnology, Inc.(1)	575,180	5,170,868
		18,778,633
ENERGY EQUIPMENT AND SERVICES — 2.3%
Diamond Offshore Drilling, Inc.	65,247	3,605,549
Halliburton Co.	159,977	5,520,806
Helix Energy Solutions Group, Inc.(1)	675,039	10,665,616
National Oilwell Varco, Inc.	244,963	16,655,035
Schlumberger Ltd.	42,723	2,918,408
SEACOR Holdings, Inc.(1)	38,321	3,409,036
		42,774,450
FOOD AND STAPLES RETAILING — 0.3%
Kroger Co. (The)	7,377	178,671
SUPERVALU, Inc.	44,911	364,677
Wal-Mart Stores, Inc.	69,405	4,147,643
		4,690,991
FOOD PRODUCTS — 3.0%
Campbell Soup Co.	377,889	12,561,030
ConAgra Foods, Inc.	528,626	13,955,726
H.J. Heinz Co.	21,652	1,170,074
Hershey Co. (The)	239,020	14,766,656
Mead Johnson Nutrition Co.	28,311	1,945,815
Smithfield Foods, Inc.(1)	15,470	375,612
Tyson Foods, Inc., Class A	507,567	10,476,183
		55,251,096
HEALTH CARE EQUIPMENT AND SUPPLIES — 0.6%
Covidien plc	4,033	181,525
Medtronic, Inc.	241,591	9,240,856
St. Jude Medical, Inc.	73,021	2,504,620
		11,927,001
HEALTH CARE PROVIDERS AND SERVICES — 2.7%
Humana, Inc.	181,813	15,928,637
McKesson Corp.	85,332	6,648,216
UnitedHealth Group, Inc.	248,016	12,569,451
WellCare Health Plans, Inc.(1)	275,759	14,477,347
		49,623,651
HOTELS, RESTAURANTS AND LEISURE — 1.4%
Brinker International, Inc.	262,374	7,021,128
McDonald’s Corp.	36,933	3,705,488
Starbucks Corp.	1,220	56,132
Yum! Brands, Inc.	253,573	14,963,343
		25,746,091
HOUSEHOLD DURABLES — 0.7%
Garmin Ltd.	43,439	1,729,307
Tempur-Pedic International, Inc.(1)	214,138	11,248,669
		12,977,976
HOUSEHOLD PRODUCTS — 0.9%
Procter & Gamble Co. (The)	242,091	16,149,891
INDUSTRIAL CONGLOMERATES — 1.0%
General Electric Co.	957,140	17,142,377
Tyco International Ltd.	48,138	2,248,526
		19,390,903
INSURANCE — 4.1%
ACE Ltd.	230,183	16,140,432
Aflac, Inc.	2,875	124,373
Allied World Assurance Co. Holdings AG	195,809	12,322,260
American Financial Group, Inc.	185,621	6,847,559
Arch Capital Group Ltd.(1)	16,559	616,492
Berkshire Hathaway, Inc., Class B(1)	109,013	8,317,692
Horace Mann Educators Corp.	675	9,254
Principal Financial Group, Inc.	534,287	13,143,460
Progressive Corp. (The)	7,395	144,276
Prudential Financial, Inc.	345,985	17,340,768
		75,006,566
INTERNET AND CATALOG RETAIL — 0.9%
Expedia, Inc.	232,660	6,751,793
priceline.com, Inc.(1)	8,257	3,861,881
TripAdvisor, Inc.(1)	232,660	5,865,359
		16,479,033
INTERNET SOFTWARE AND SERVICES — 0.9%
Ancestry.com, Inc.(1)	55,613	1,276,874
Google, Inc., Class A(1)	22,840	14,752,356
		16,029,230
IT SERVICES — 5.2%
Accenture plc, Class A	314,509	16,741,314
Alliance Data Systems Corp.(1)	79,070	8,210,629
CACI International, Inc., Class A(1)	17,532	980,389
International Business Machines Corp.	266,425	48,990,229
Visa, Inc., Class A	205,888	20,903,809
		95,826,370
LEISURE EQUIPMENT AND PRODUCTS — 0.5%
Polaris Industries, Inc.	159,343	8,920,021
LIFE SCIENCES TOOLS AND SERVICES — 0.3%
Agilent Technologies, Inc.(1)	159,081	5,556,699

8

Shares	Value
MACHINERY — 2.2%
AGCO Corp.(1)	304,166	$13,070,013
Cummins, Inc.	42,830	3,769,897
Parker-Hannifin Corp.	172,075	13,120,719
Sauer-Danfoss, Inc.(1)	288,496	10,446,440
		40,407,069
MEDIA — 2.7%
CBS Corp., Class B	602,031	16,339,121
DISH Network Corp., Class A	491,087	13,986,158
Gannett Co., Inc.	277	3,704
Time Warner, Inc.	525,115	18,977,656
		49,306,639
METALS AND MINING — 0.9%
Freeport-McMoRan Copper & Gold, Inc.	474,984	17,474,661
Newmont Mining Corp.	1,487	89,235
		17,563,896
MULTI-UTILITIES — 2.0%
Ameren Corp.	383,619	12,709,298
Consolidated Edison, Inc.	153,544	9,524,334
Public Service Enterprise Group, Inc.	434,789	14,352,385
		36,586,017
MULTILINE RETAIL — 1.3%
Dillard’s, Inc., Class A	182,965	8,211,469
Macy’s, Inc.	481,314	15,488,685
		23,700,154
OIL, GAS AND CONSUMABLE FUELS — 10.8%
Chevron Corp.	455,307	48,444,665
ConocoPhillips	409,962	29,873,931
Exxon Mobil Corp.	915,563	77,603,120
Marathon Oil Corp.	345,935	10,125,517
Suncor Energy, Inc.	129,134	3,722,933
Tesoro Corp.(1)	341,374	7,974,497
Valero Energy Corp.	654,385	13,774,804
W&T Offshore, Inc.	409,557	8,686,704
		200,206,171
PAPER AND FOREST PRODUCTS — 1.2%
Domtar Corp.	149,133	11,924,674
International Paper Co.	365,133	10,807,937
		22,732,611
PERSONAL PRODUCTS — 0.4%
Estee Lauder Cos., Inc. (The), Class A	65,120	7,314,278
PHARMACEUTICALS — 7.2%
Abbott Laboratories	462,988	26,033,815
Bristol-Myers Squibb Co.	151,488	5,338,437
Eli Lilly & Co.	470,346	19,547,580
Johnson & Johnson	591,998	38,823,229
Merck & Co., Inc.	134,870	5,084,599
Pfizer, Inc.	1,783,042	38,585,029
		133,412,689
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.8%
Simon Property Group, Inc.	115,261	14,861,753
ROAD AND RAIL — 0.1%
Union Pacific Corp.	10,713	1,134,935
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.1%
Applied Materials, Inc.	589,262	6,310,996
Intel Corp.	1,315,593	31,903,130
		38,214,126
SOFTWARE — 4.1%
Activision Blizzard, Inc.	962,701	11,860,476
Cadence Design Systems, Inc.(1)	998,242	10,381,717
Intuit, Inc.	15,516	815,987
Microsoft Corp.	1,014,823	26,344,805
Oracle Corp.	673,074	17,264,348
Symantec Corp.(1)	642,434	10,054,092
		76,721,425
SPECIALTY RETAIL — 2.8%
Bed Bath & Beyond, Inc.(1)	232,020	13,450,200
Best Buy Co., Inc.	375,976	8,786,559
Home Depot, Inc. (The)	565,905	23,790,646
PetSmart, Inc.	127,787	6,554,195
		52,581,600
TOBACCO — 1.9%
Philip Morris International, Inc.	442,568	34,732,737
WIRELESS TELECOMMUNICATION SERVICES — 0.4%
Telephone & Data Systems, Inc.	266,577	6,901,679
TOTAL COMMON STOCKS(Cost $1,562,638,102)		1,820,529,218

9

Shares	Value
Temporary Cash Investments — 1.5%
Repurchase Agreement, Bank America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 3.125%, 5/15/21, valued at $9,205,855), in a joint trading account at 0.00%, dated 12/30/11, due 1/3/12 (Delivery value $8,996,924)		$8,996,924
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.75%, 5/31/16, valued at $4,587,729), in a joint trading account at 0.01%, dated 12/30/11, due 1/3/12 (Delivery value $4,498,467)		4,498,462
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.75%, 2/15/37, valued at $9,191,736), in a joint trading account at 0.02%, dated 12/30/11, due 1/3/12 (Delivery value $8,996,944)		8,996,924
SSgA U.S. Government Money Market Fund	5,125,016	5,125,016
TOTAL TEMPORARY CASH INVESTMENTS (Cost $27,617,326)		27,617,326
TOTAL INVESTMENT SECURITIES — 100.0%(Cost $1,590,255,428)		1,848,146,544
OTHER ASSETS AND LIABILITIES†		561,109
TOTAL NET ASSETS — 100.0%		$1,848,707,653

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Non-income producing.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

DECEMBER 31, 2011 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,590,255,428)	$1,848,146,544
Receivable for capital shares sold	1,841,926
Dividends and interest receivable	1,459,217
1,851,447,687

Liabilities
Payable for capital shares redeemed	1,679,949
Accrued management fees	1,017,151
Distribution and service fees payable	42,934
2,740,034

Net Assets	$1,848,707,653

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,944,853,788
Accumulated net investment loss	(108,370)
Accumulated net realized loss	(353,928,881)
Net unrealized appreciation	257,891,116
$1,848,707,653

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$1,469,374,815	68,529,775	$21.44
Institutional Class, $0.01 Par Value	$199,228,648	9,287,664	$21.45
A Class, $0.01 Par Value	$167,824,187	7,832,013	$21.43*
C Class, $0.01 Par Value	$6,353,216	298,225	$21.30
R Class, $0.01 Par Value	$5,926,787	276,391	$21.44
*Maximum offering price $22.74 (net asset value divided by 0.9425)

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2011 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $17,380)	$21,076,334
Interest	2,260
21,078,594
Expenses:
Management fees	6,154,833
Distribution and service fees:
A Class	208,080
B Class	227
C Class	29,963
R Class	13,594
Directors’ fees and expenses	55,121
6,461,818

Net investment income (loss)	14,616,776

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	4,132,647
Change in net unrealized appreciation (depreciation) on investments	(85,860,936)

Net realized and unrealized gain (loss)	(81,728,289)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(67,111,513)

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2011 (UNAUDITED) AND YEAR ENDED JUNE 30, 2011
Increase (Decrease) in Net Assets	December 31, 2011	June 30, 2011
Operations
Net investment income (loss)	$14,616,776	$25,425,492
Net realized gain (loss)	4,132,647	177,707,264
Change in net unrealized appreciation (depreciation)	(85,860,936)	343,999,660
Net increase (decrease) in net assets resulting from operations	(67,111,513)	547,132,416

Distributions to Shareholders
From net investment income:
Investor Class	(12,890,060)	(19,018,126)
Institutional Class	(1,896,452)	(3,152,156)
A Class	(1,223,316)	(2,209,907)
B Class	(72)	(199)
C Class	(20,195)	(14,581)
R Class	(34,436)	(33,422)
Decrease in net assets from distributions	(16,064,531)	(24,428,391)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(78,211,298)	(334,916,277)

Net increase (decrease) in net assets	(161,387,342)	187,787,748

Net Assets
Beginning of period	2,010,094,995	1,822,307,247
End of period	$1,848,707,653	$2,010,094,995

Accumulated undistributed net investment income (loss)	$(108,370)	$1,339,385

See Notes to Financial Statements.

13

Notes to Financial Statements

DECEMBER 31, 2011 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Equity Growth Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth. The fund pursues its objective by investing primarily in large capitalization common stocks.

The fund is authorized to issue the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class ismade available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee. On October 21, 2011, all outstanding B Class shares were converted to A Class shares and the fund discontinued issuance of the B Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

14

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2008. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

15

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.3380% to 0.5200%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, B Class, C Class and R Class. The Institutional Class is 0.2000% less at each point within the Complex Fee range. The effective annual management fee for each class for the six months ended December 31, 2011 was 0.68% for the Investor Class, A Class, C Class and R Class and 0.48% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, B Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the B Class and C Class will each pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended December 31, 2011 are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc., the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation’s transfer agent, American Century Services, LLC. Various funds in a series issued by American Century Asset Allocation Portfolios, Inc. (ACAAP) own, in aggregate, 12% of the shares of the fund. ACAAP does not invest in the fund for the purpose of exercising management or control.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended December 31, 2011 were $769,084,263 and $852,104,920, respectively.

16

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2011		Year ended June 30, 2011
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	400,000,000		400,000,000
Sold	5,502,774	$115,118,707	6,844,727	$139,458,692
Issued in reinvestment of distributions	601,797	12,683,446	850,097	17,568,851
Redeemed	(9,817,841)	(206,724,056)	(15,216,665)	(309,262,629)
	(3,713,270)	(78,921,903)	(7,521,841)	(152,235,086)
Institutional Class/Shares Authorized	90,000,000		90,000,000
Sold	955,279	19,258,825	2,221,773	45,534,910
Issued in reinvestment of distributions	89,482	1,888,124	151,591	3,127,220
Redeemed	(702,678)	(14,698,258)	(5,273,463)	(110,002,173)
	342,083	6,448,691	(2,900,099)	(61,340,043)
A Class/Shares Authorized	80,000,000		80,000,000
Sold	532,619	11,236,865	2,844,005	56,682,136
Issued in reinvestment of distributions	57,293	1,208,562	80,286	1,642,871
Redeemed	(909,645)	(19,040,719)	(8,566,094)	(179,415,619)
	(319,733)	(6,595,292)	(5,641,803)	(121,090,612)
B Class/Shares Authorized	N/A		10,000,000
Issued in reinvestment of distributions	4	72	9	199
Redeemed	(3,605)	(74,955)	(674)	(14,693)
	(3,601)	(74,883)	(665)	(14,494)
C Class/Shares Authorized	10,000,000		10,000,000
Sold	38,567	802,503	48,149	999,740
Issued in reinvestment of distributions	877	18,493	671	13,817
Redeemed	(38,818)	(799,415)	(75,312)	(1,534,551)
	626	21,581	(26,492)	(520,994)
R Class/Shares Authorized	10,000,000		10,000,000
Sold	62,192	1,282,048	59,588	1,213,479
Issued in reinvestment of distributions	1,628	34,436	1,613	33,422
Redeemed	(19,456)	(405,976)	(48,362)	(961,949)
	44,364	910,508	12,839	284,952
Net increase (decrease)	(3,649,531)	$(78,211,298)	(16,078,061)	$(334,916,277)

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

17

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$1,727,703,988	—	—
Foreign Common Stocks	92,825,230	—	—
Temporary Cash Investments	5,125,016	$22,492,310	—
Total Value of Investment Securities	$1,825,654,234	$22,492,310	—

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,602,405,309
Gross tax appreciation of investments	$290,820,038
Gross tax depreciation of investments	(45,078,803)
Net tax appreciation (depreciation) of investments	$245,741,235

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of June 30, 2011, the fund had accumulated capital losses of $(342,387,778), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers of $(15,173,265) and $(327,214,513) expire in 2017 and 2018, respectively. The Regulated Investment Company Modernization Act of 2010 allows the fund to carry forward capital losses incurred in future taxable years for an unlimited period. Any losses incurred during future taxable years will be required to be utilized prior to the losses which carry an expiration date. As a result, capital loss carryforwards may be more likely to expire unused.

18

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2011(3)	$22.37	0.17	(0.92)	(0.75)	(0.18)	—	(0.18)	$21.44	(3.32)%	0.69%(4)	1.57%(4)	41%	$1,469,375
2011	$17.20	0.26	5.16	5.42	(0.25)	—	(0.25)	$22.37	31.66%	0.69%	1.28%	74%	$1,615,829
2010	$15.32	0.21	1.87	2.08	(0.20)	—	(0.20)	$17.20	13.47%	0.70%	1.14%	64%	$1,371,992
2009	$21.84	0.27	(6.45)	(6.18)	(0.34)	—	(0.34)	$15.32	(28.37)%	0.70%	1.66%	107%	$1,339,582
2008	$26.91	0.25	(3.36)	(3.11)	(0.18)	(1.78)	(1.96)	$21.84	(12.12)%	0.67%	1.01%	105%	$2,046,107
2007(5)	$25.64	0.11	1.55	1.66	(0.11)	(0.28)	(0.39)	$26.91	6.52%	0.67%(4)	0.82%(4)	52%	$2,675,773
2006	$23.37	0.22	3.07	3.29	(0.23)	(0.79)	(1.02)	$25.64	14.14%	0.67%	0.92%	102%	$2,488,267
Institutional Class
2011(3)	$22.38	0.19	(0.91)	(0.72)	(0.21)	—	(0.21)	$21.45	(3.21)%	0.49%(4)	1.77%(4)	41%	$199,229
2011	$17.21	0.30	5.17	5.47	(0.30)	—	(0.30)	$22.38	31.91%	0.49%	1.48%	74%	$200,191
2010	$15.33	0.24	1.87	2.11	(0.23)	—	(0.23)	$17.21	13.69%	0.50%	1.34%	64%	$203,860
2009	$21.86	0.31	(6.46)	(6.15)	(0.38)	—	(0.38)	$15.33	(28.21)%	0.50%	1.86%	107%	$168,092
2008	$26.92	0.29	(3.35)	(3.06)	(0.22)	(1.78)	(2.00)	$21.86	(11.95)%	0.47%	1.21%	105%	$443,647
2007(5)	$25.65	0.13	1.55	1.68	(0.13)	(0.28)	(0.41)	$26.92	6.61%	0.47%(4)	1.02%(4)	52%	$529,324
2006	$23.38	0.27	3.07	3.34	(0.28)	(0.79)	(1.07)	$25.65	14.36%	0.47%	1.12%	102%	$472,199

19

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class(6)
2011(3)	$22.35	0.14	(0.90)	(0.76)	(0.16)	—	(0.16)	$21.43	(3.41)%	0.94%(4)	1.32%(4)	41%	$167,824
2011	$17.19	0.20	5.16	5.36	(0.20)	—	(0.20)	$22.35	31.30%	0.94%	1.03%	74%	$182,195
2010	$15.31	0.16	1.87	2.03	(0.15)	—	(0.15)	$17.19	13.20%	0.95%	0.89%	64%	$237,076
2009	$21.81	0.23	(6.44)	(6.21)	(0.29)	—	(0.29)	$15.31	(28.54)%	0.95%	1.41%	107%	$226,830
2008	$26.89	0.18	(3.34)	(3.16)	(0.14)	(1.78)	(1.92)	$21.81	(12.33)%	0.92%	0.76%	105%	$336,939
2007(5)	$25.62	0.07	1.56	1.63	(0.08)	(0.28)	(0.36)	$26.89	6.40%	0.92%(4)	0.57%(4)	52%	$479,540
2006	$23.35	0.16	3.07	3.23	(0.17)	(0.79)	(0.96)	$25.62	13.86%	0.92%	0.67%	102%	$417,950
C Class
2011(3)	$22.21	0.06	(0.90)	(0.84)	(0.07)	—	(0.07)	$21.30	(3.78)%	1.69%(4)	0.57%(4)	41%	$6,353
2011	$17.08	0.06	5.12	5.18	(0.05)	—	(0.05)	$22.21	30.34%	1.69%	0.28%	74%	$6,611
2010	$15.22	0.03	1.85	1.88	(0.02)	—	(0.02)	$17.08	12.33%	1.70%	0.14%	64%	$5,536
2009	$21.64	0.11	(6.40)	(6.29)	(0.13)	—	(0.13)	$15.22	(29.06)%	1.70%	0.66%	107%	$5,108
2008	$26.76	—(7)	(3.33)	(3.33)	(0.01)	(1.78)	(1.79)	$21.64	(13.01)%	1.67%	0.01%	105%	$7,634
2007(5)	$25.51	(0.02)	1.55	1.53	—	(0.28)	(0.28)	$26.76	5.99%	1.67%(4)	(0.18)%(4)	52%	$12,852
2006	$23.28	(0.02)	3.04	3.02	—(7)	(0.79)	(0.79)	$25.51	13.02%	1.67%	(0.08)%	102%	$10,276

20

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2011(3)	$22.36	0.11	(0.90)	(0.79)	(0.13)	—	(0.13)	$21.44	(3.54)%	1.19%(4)	1.07%(4)	41%	$5,927
2011	$17.20	0.16	5.15	5.31	(0.15)	—	(0.15)	$22.36	30.95%	1.19%	0.78%	74%	$5,189
2010	$15.32	0.12	1.87	1.99	(0.11)	—	(0.11)	$17.20	12.91%	1.20%	0.64%	64%	$3,770
2009	$21.81	0.18	(6.43)	(6.25)	(0.24)	—	(0.24)	$15.32	(28.71)%	1.20%	1.16%	107%	$1,764
2008	$26.91	0.13	(3.36)	(3.23)	(0.09)	(1.78)	(1.87)	$21.81	(12.56)%	1.17%	0.51%	105%	$752
2007(5)	$25.64	0.04	1.56	1.60	(0.05)	(0.28)	(0.33)	$26.91	6.27%	1.17%(4)	0.32%(4)	52%	$962
2006	$23.37	0.14	3.03	3.17	(0.11)	(0.79)	(0.90)	$25.64	13.57%	1.17%	0.42%	102%	$741

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)	Six months ended December 31, 2011 (unaudited).
(4)	Annualized.
(5)
January 1, 2007 through June 30, 2007. The fund’s fiscal year end was changed from December 31 to June 30, resulting in a six-month annual reporting period. For the years before June 30, 2007, the fund’s fiscal year end was December 31.

(6)	Prior to September 4, 2007, the A Class was referred to as the Advisor Class.
(7)	Per-share amount was less than $0.005.

See Notes to Financial Statements.

21

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Quantitative Equity Funds, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2012 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-74319   1202

SEMIANNUAL REPORT                   DECEMBER 31, 2011

Income & Growth Fund

President’s Letter	2
Performance	3
Fund Characteristics	4
Shareholder Fee Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	10
Statement of Operations	11
Statement of Changes in Net Assets	12
Notes to Financial Statements	13
Financial Highlights	19
Additional Information	22

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

      Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended December 31, 2011. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, portfolio strategy, and the investment markets, we encourage you to visit our website, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site. Also, the fund’s next annual report, dated June 30, 2012, will provide additional market perspective and commentary from our portfolio management team.

Macroeconomic and Financial Market Overview

This six-month reporting period differed dramatically from the 12 months that preceded it. As the period covered by this report opened in July 2011, U.S. stock investors had just enjoyed a span during the last half of 2010 and the first half of 2011 in which the broad market climbed approximately 30%, boosted by growth and optimism related to monetary and fiscal intervention in 2010. Meanwhile, U.S. bond returns were generally lower and more mixed.

However, U.S. economic growth slowed considerably in 2011 from its 2010 levels, and optimism faded in the late spring and summer of last year as financial and economic challenges emerged. High fuel prices, declining U.S. home values, elevated U.S. unemployment rates, natural disasters, federal budget management concerns in the U.S., and a resurgence of the European sovereign debt crisis ebbed the economic tide and investors’ risk tolerance.

Six-month returns, as of December 31, 2011, generally reflected a more risk-averse investor mindset—the Barclays Capital U.S. Aggregate Bond Index returned 4.98%, compared with –3.69% for the S&P 500 Index. But 2011 ended on a better economic and financial note than many anticipated. More risk tolerance returned in the fourth quarter as concerns about Europe eased. However, further volatility appears likely in 2012 as uncertainties regarding European debt, economic strength, government budget deficits, and the U.S. presidential election potentially sway the markets.

We believe strongly in adhering to a disciplined, diversified, long-term investment approach during volatile periods, and we appreciate your continued trust in us during these unsettled times.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of December 31, 2011
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	BIGRX	-3.76%	3.02%	-2.02%	2.73%	9.06%	12/17/90
S&P 500 Index	—	-3.69%	2.11%	-0.25%	2.92%	8.80%(2)	—
Institutional Class	AMGIX	-3.69%	3.22%	-1.83%	2.93%	3.71%	1/28/98
A Class(3) No sales charge* With sales charge*	AMADX	-3.94% -9.47%	2.72% -3.17%	-2.27% -3.42%	2.47% 1.86%	3.30% 2.87%	12/15/97
C Class No sales charge* With sales charge*	ACGCX	-4.26% -5.21%	2.00% 2.00%	-3.00% -3.00%	1.71% 1.71%	1.14% 1.14%	6/28/01
R Class	AICRX	-4.03%	2.51%	-2.51%	—	3.71%	8/29/03

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.
(2)	Since 12/31/90, the date nearest the Investor Class’s inception for which data are available.
(3)	Prior to September 4, 2007, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
0.69%	0.49%	0.94%	1.69%	1.19%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

3

Fund Characteristics

DECEMBER 31, 2011
Top Ten Holdings	% of net assets
Exxon Mobil Corp.	4.1%
Chevron Corp.	2.6%
International Business Machines Corp.	2.5%
Apple, Inc.	2.5%
Microsoft Corp.	2.4%
Johnson & Johnson	2.2%
Philip Morris International, Inc.	2.1%
Pfizer, Inc.	2.0%
AT&T, Inc.	1.9%
Intel Corp.	1.9%

Top Five Industries	% of net assets
Oil, Gas and Consumable Fuels	11.0%
Pharmaceuticals	7.8%
Insurance	4.7%
Software	4.4%
Computers and Peripherals	4.1%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.0%
Temporary Cash Investments	0.7%
Other Assets and Liabilities	0.3%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2011 to December 31, 2011.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/11	Ending Account Value 12/31/11	Expenses Paid During Period* 7/1/11 – 12/31/11	Annualized Expense Ratio*
Actual
Investor Class	$1,000	$962.40	$3.40	0.69%
Institutional Class	$1,000	$963.10	$2.42	0.49%
A Class	$1,000	$960.60	$4.63	0.94%
C Class	$1,000	$957.40	$8.32	1.69%
R Class	$1,000	$959.70	$5.86	1.19%
Hypothetical
Investor Class	$1,000	$1,021.67	$3.51	0.69%
Institutional Class	$1,000	$1,022.67	$2.49	0.49%
A Class	$1,000	$1,020.41	$4.77	0.94%
C Class	$1,000	$1,016.64	$8.57	1.69%
R Class	$1,000	$1,019.15	$6.04	1.19%

*
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

6

Schedule of Investments

DECEMBER 31, 2011 (UNAUDITED)

	Shares	Value
Common Stocks — 99.0%
AEROSPACE AND DEFENSE — 3.4%
General Dynamics Corp.	208,698	$13,859,634
Lockheed Martin Corp.	6,981	564,763
Northrop Grumman Corp.	249,867	14,612,222
Raytheon Co.	22,019	1,065,279
United Technologies Corp.	264,821	19,355,767
		49,457,665
AIR FREIGHT AND LOGISTICS — 0.8%
United Parcel Service, Inc., Class B	161,088	11,790,031
AUTO COMPONENTS — 0.5%
TRW Automotive Holdings Corp.(1)	208,016	6,781,322
AUTOMOBILES — 0.5%
Ford Motor Co.(1)	703,434	7,568,950
BEVERAGES — 2.7%
Coca-Cola Co. (The)	114,794	8,032,136
Coca-Cola Enterprises, Inc.	131,962	3,401,980
Constellation Brands, Inc., Class A(1)	621,485	12,846,095
Dr Pepper Snapple Group, Inc.	340,037	13,424,661
PepsiCo, Inc.	21,362	1,417,369
		39,122,241
BIOTECHNOLOGY — 1.7%
Amgen, Inc.	204,627	13,139,100
Biogen Idec, Inc.(1)	109,118	12,008,436
		25,147,536
CAPITAL MARKETS — 1.7%
Bank of New York Mellon Corp. (The)	705,698	14,050,447
BlackRock, Inc.	2,121	378,047
Janus Capital Group, Inc.	379,240	2,393,004
Legg Mason, Inc.	295,716	7,111,970
		23,933,468
CHEMICALS — 2.8%
CF Industries Holdings, Inc.	94,967	13,768,315
Monsanto Co.	219,869	15,406,221
PPG Industries, Inc.	130,183	10,868,979
		40,043,515
COMMERCIAL BANKS — 2.7%
U.S. Bancorp	549,101	14,853,182
Wells Fargo & Co.	897,000	24,721,320
		39,574,502
COMMUNICATIONS EQUIPMENT — 0.4%
Cisco Systems, Inc.	218,324	3,947,298
Motorola Solutions, Inc.	39,220	1,815,494
		5,762,792
COMPUTERS AND PERIPHERALS — 4.1%
Apple, Inc.(1)	88,586	35,877,330
Dell, Inc.(1)	902,533	13,204,058
Lexmark International, Inc., Class A	46,105	1,524,692
Seagate Technology plc	125,783	2,062,841
Western Digital Corp.(1)	235,523	7,289,437
		59,958,358
CONSTRUCTION AND ENGINEERING — 0.6%
Fluor Corp.	44,858	2,254,114
URS Corp.(1)	200,940	7,057,013
		9,311,127
CONSUMER FINANCE — 1.4%
American Express Co.	196,099	9,249,990
Cash America International, Inc.	222,497	10,375,035
		19,625,025
DIVERSIFIED CONSUMER SERVICES — 0.9%
ITT Educational Services, Inc.(1)	219,952	12,513,069
DIVERSIFIED FINANCIAL SERVICES — 1.6%
CME Group, Inc.	4,651	1,133,309
JPMorgan Chase & Co.	636,864	21,175,728
NASDAQ OMX Group, Inc. (The)(1)	45,692	1,119,911
		23,428,948
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.9%
AT&T, Inc.	928,989	28,092,627
Verizon Communications, Inc.	694,114	27,847,854
		55,940,481
ELECTRIC UTILITIES — 1.7%
American Electric Power Co., Inc.	29,188	1,205,756
Entergy Corp.	143,689	10,496,482
FirstEnergy Corp.	278,293	12,328,380
		24,030,618
ELECTRICAL EQUIPMENT — 0.3%
Emerson Electric Co.	97,668	4,550,352
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 1.2%
Jabil Circuit, Inc.	108,888	2,140,738
TE Connectivity Ltd.	325,116	10,016,824
Tech Data Corp.(1)	9,467	467,764
Vishay Intertechnology, Inc.(1)	514,225	4,622,883
		17,248,209

7

Shares	Value
ENERGY EQUIPMENT AND SERVICES — 1.4%
Halliburton Co.	15,747	$543,429
Helix Energy Solutions Group, Inc.(1)	733,925	11,596,015
National Oilwell Varco, Inc.	97,516	6,630,113
Transocean Ltd.	50,030	1,920,652
		20,690,209
FOOD AND STAPLES RETAILING — 0.8%
SUPERVALU, Inc.	404,232	3,282,364
Wal-Mart Stores, Inc.	33,983	2,030,824
Walgreen Co.	189,688	6,271,085
		11,584,273
FOOD PRODUCTS — 3.2%
Campbell Soup Co.	114,774	3,815,088
ConAgra Foods, Inc.	498,598	13,162,987
H.J. Heinz Co.	22,074	1,192,879
Hershey Co. (The)	168,984	10,439,831
Smithfield Foods, Inc.(1)	239,521	5,815,570
Tyson Foods, Inc., Class A	574,948	11,866,927
		46,293,282
HEALTH CARE EQUIPMENT AND SUPPLIES — 0.8%
Becton Dickinson and Co.	105,142	7,856,210
Medtronic, Inc.	21,074	806,081
Zimmer Holdings, Inc.(1)	59,322	3,168,981
		11,831,272
HEALTH CARE PROVIDERS AND SERVICES — 2.5%
Humana, Inc.	149,432	13,091,738
UnitedHealth Group, Inc.	358,816	18,184,795
WellCare Health Plans, Inc.(1)	57,956	3,042,690
WellPoint, Inc.	36,566	2,422,497
		36,741,720
HOTELS, RESTAURANTS AND LEISURE — 0.6%
Brinker International, Inc.	37,785	1,011,126
McDonald’s Corp.	59,399	5,959,502
Yum! Brands, Inc.	24,568	1,449,758
		8,420,386
HOUSEHOLD DURABLES†
Garmin Ltd.	15,033	598,464
HOUSEHOLD PRODUCTS — 1.5%
Kimberly-Clark Corp.	144,291	10,614,046
Procter & Gamble Co. (The)	175,632	11,716,411
		22,330,457
INDUSTRIAL CONGLOMERATES — 1.7%
General Electric Co.	1,337,700	23,958,207
INSURANCE — 4.7%
ACE Ltd.	224,636	15,751,476
Allied World Assurance Co. Holdings AG	119,041	7,491,250
American Financial Group, Inc.	292,385	10,786,083
Berkshire Hathaway, Inc., Class B(1)	61,019	$4,655,750
Marsh & McLennan Cos., Inc.	29,051	918,592
Principal Financial Group, Inc.	536,888	13,207,445
Prudential Financial, Inc.	307,265	15,400,122
		68,210,718
INTERNET AND CATALOG RETAIL — 0.7%
Expedia, Inc.	223,459	6,484,780
TripAdvisor, Inc.(1)	166,311	4,192,700
		10,677,480
INTERNET SOFTWARE AND SERVICES — 1.3%
AOL, Inc.(1)	291,716	4,404,912
Google, Inc., Class A(1)	21,615	13,961,128
		18,366,040
IT SERVICES — 3.9%
Accenture plc, Class A	217,385	11,571,404
Computer Sciences Corp.	228,035	5,404,429
Convergys Corp.(1)	219,427	2,802,083
International Business Machines Corp.	197,183	36,258,010
		56,035,926
LEISURE EQUIPMENT AND PRODUCTS — 0.5%
Polaris Industries, Inc.	134,611	7,535,524
MACHINERY — 1.7%
AGCO Corp.(1)	45,358	1,949,033
Caterpillar, Inc.	83,867	7,598,350
Parker-Hannifin Corp.	168,276	12,831,045
Sauer-Danfoss, Inc.(1)	80,756	2,924,175
		25,302,603
MEDIA — 3.2%
CBS Corp., Class B	536,748	14,567,341
Comcast Corp., Class A	663,200	15,724,472
Interpublic Group of Cos., Inc. (The)	9,038	87,940
Time Warner, Inc.	454,389	16,421,618
		46,801,371
METALS AND MINING — 1.2%
Freeport-McMoRan Copper & Gold, Inc.	468,936	17,252,155
MULTI-UTILITIES — 1.4%
Ameren Corp.	101,054	3,347,919
Consolidated Edison, Inc.	65,966	4,091,871
Integrys Energy Group, Inc.	102,356	5,545,648
Public Service Enterprise Group, Inc.	207,025	6,833,895
		19,819,333
MULTILINE RETAIL — 1.4%
Dillard’s, Inc., Class A	148,128	6,647,984
Macy’s, Inc.	419,782	13,508,585
		20,156,569

8

Shares	Value
OIL, GAS AND CONSUMABLE FUELS — 11.0%
Chevron Corp.	358,545	$38,149,188
ConocoPhillips	353,900	25,788,693
Exxon Mobil Corp.	695,835	58,978,975
Marathon Oil Corp.	370,627	10,848,252
Marathon Petroleum Corp.	62,557	2,082,522
Occidental Petroleum Corp.	59,979	5,620,032
Tesoro Corp.(1)	109,910	2,567,498
Valero Energy Corp.	614,281	12,930,615
W&T Offshore, Inc.	92,770	1,967,652
		158,933,427
PAPER AND FOREST PRODUCTS — 0.9%
Domtar Corp.	133,080	10,641,077
International Paper Co.	98,175	2,905,980
		13,547,057
PHARMACEUTICALS — 7.8%
Abbott Laboratories	365,637	20,559,769
Bristol-Myers Squibb Co.	128,860	4,541,026
Eli Lilly & Co.	405,726	16,861,973
Johnson & Johnson	477,381	31,306,646
Merck & Co., Inc.	293,939	11,081,500
Pfizer, Inc.	1,353,633	29,292,618
		113,643,532
PROFESSIONAL SERVICES — 0.1%
Towers Watson & Co., Class A	32,098	1,923,633
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.8%
BRE Properties, Inc.	2,314	116,811
Public Storage	20,911	2,811,693
Rayonier, Inc.	66,531	2,969,278
Simon Property Group, Inc.	44,185	5,697,214
Taubman Centers, Inc.	3,431	213,065
		11,808,061
ROAD AND RAIL — 0.4%
Canadian National Railway Co.	2,142	168,276
CSX Corp.	255,335	5,377,355
		5,545,631
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.5%
Applied Materials, Inc.	448,588	4,804,377
Intel Corp.	1,155,666	28,024,901
Teradyne, Inc.(1)	242,906	3,310,809
		36,140,087
SOFTWARE — 4.4%
Activision Blizzard, Inc.	742,178	9,143,633
Intuit, Inc.	32,674	1,718,326
Microsoft Corp.	1,318,155	34,219,304
Oracle Corp.	419,217	10,752,916
Symantec Corp.(1)	230,166	3,602,098
Synopsys, Inc.(1)	134,968	3,671,129
		63,107,406
SPECIALTY RETAIL — 2.9%
Best Buy Co., Inc.	411,449	9,615,563
GameStop Corp., Class A(1)	473,869	11,434,459
Home Depot, Inc. (The)	477,363	20,068,341
PetSmart, Inc.	23,891	1,225,369
		42,343,732
TOBACCO — 2.5%
Philip Morris International, Inc.	388,682	30,503,763
Reynolds American, Inc.	155,749	6,451,124
		36,954,887
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Telephone & Data Systems, Inc.	171,163	4,431,410
TOTAL COMMON STOCKS (Cost $1,153,764,945)		1,436,773,061
Temporary Cash Investments — 0.7%
Repurchase Agreement, Bank America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 3.125%, 5/15/21, valued at $3,604,774), in a joint trading account at 0.00%, dated 12/30/11, due 1/3/12 (Delivery value $3,522,962)		3,522,962
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.75%, 5/31/16, valued at $1,796,436), in a joint trading account at 0.01%, dated 12/30/11, due 1/3/12 (Delivery value $1,761,483)		1,761,481
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.75%, 2/15/37, valued at $3,599,246), in a joint trading account at 0.02%, dated 12/30/11, due 1/3/12 (Delivery value $3,522,970)		3,522,962
SSgA U.S. Government Money Market Fund	2,051,485	2,051,485
TOTAL TEMPORARY CASH INVESTMENTS (Cost $10,858,890)		10,858,890
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $1,164,623,835)		1,447,631,951
OTHER ASSETS AND LIABILITIES — 0.3%		4,286,086
TOTAL NET ASSETS — 100.0%		$1,451,918,037

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Non-income producing.

See Notes to Financial Statements.

9

Statement of Assets and Liabilities

DECEMBER 31, 2011 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,164,623,835)	$1,447,631,951
Deposits with broker for futures contracts	1,400,000
Receivable for investments sold	29,408,648
Receivable for capital shares sold	467,001
Dividends and interest receivable	1,681,349
1,480,588,949

Liabilities
Disbursements in excess of demand deposit cash	1,421
Payable for investments purchased	2,549,341
Payable for capital shares redeemed	25,197,774
Payable for variation margin on futures contracts	74,421
Accrued management fees	823,828
Distribution and service fees payable	24,127
28,670,912

Net Assets	$1,451,918,037

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,644,352,625
Undistributed net investment income	23,088
Accumulated net realized loss	(475,465,792)
Net unrealized appreciation	283,008,116
$1,451,918,037

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$1,243,959,228	51,115,230	$24.34
Institutional Class, $0.01 Par Value	$96,635,055	3,968,016	$24.35
A Class, $0.01 Par Value	$109,852,077	4,517,651	$24.32*
C Class, $0.01 Par Value	$868,020	35,732	$24.29
R Class, $0.01 Par Value	$603,657	24,803	$24.34
*Maximum offering price $25.80 (net asset value divided by 0.9425)

See Notes to Financial Statements.

10

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2011 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $31,088)	$18,006,480
Interest	1,788
18,008,268

Expenses:
Management fees	4,910,554
Distribution and service fees:
A Class	141,114
B Class	259
C Class	4,275
R Class	1,233
Directors’ fees and expenses	42,767
5,100,202

Net investment income (loss)	12,908,066

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	11,269,897
Futures contract transactions	113,446
Foreign currency transactions	(2,482)
11,380,861

Change in net unrealized appreciation (depreciation) on investments	(88,169,400)

Net realized and unrealized gain (loss)	(76,788,539)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(63,880,473)

See Notes to Financial Statements.

11

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2011 (UNAUDITED) AND YEAR ENDED JUNE 30, 2011
Increase (Decrease) in Net Assets	December 31, 2011	June 30, 2011
Operations
Net investment income (loss)	$12,908,066	$24,796,556
Net realized gain (loss)	11,380,861	120,379,628
Change in net unrealized appreciation (depreciation)	(88,169,400)	287,256,696
Net increase (decrease) in net assets resulting from operations	(63,880,473)	432,432,880

Distributions to Shareholders
From net investment income:
Investor Class	(12,065,309)	(18,759,820)
Institutional Class	(1,260,698)	(2,729,719)
A Class	(930,559)	(1,546,359)
B Class	(171)	(416)
C Class	(3,644)	(4,216)
R Class	(3,686)	(3,766)
Decrease in net assets from distributions	(14,264,067)	(23,044,296)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(80,793,060)	(350,165,245)

Net increase (decrease) in net assets	(158,937,600)	59,223,339

Net Assets
Beginning of period	1,610,855,637	1,551,632,298
End of period	$1,451,918,037	$1,610,855,637

Undistributed net investment income	$23,088	$1,379,089

See Notes to Financial Statements.

12

Notes to Financial Statements

DECEMBER 31, 2011 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Income & Growth Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth by investing in common stocks. Income is a secondary objective.

The fund is authorized to issue the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee. On October 21, 2011, all outstanding B Class shares were converted to A Class shares and the fund discontinued issuance of the B Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

13

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2008. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

14

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.3380% to 0.5200%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, B Class, C Class and R Class. The Institutional Class is 0.2000% less at each point within the Complex Fee range. The effective annual management fee for each class for the six months ended December 31, 2011 was 0.68% for the Investor Class, A Class, C Class and R Class and 0.48% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, B Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the B Class and C Class will each pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended December 31, 2011 are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc., the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation’s transfer agent, American Century Services, LLC.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended December 31, 2011 were $396,911,879 and $456,803,327, respectively.

15

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2011		Year ended June 30, 2011
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	230,000,000		330,000,000
Sold	1,765,439	$43,008,377	4,055,282	$97,373,445
Issued in reinvestment of distributions	486,945	11,602,721	744,626	17,595,330
Redeemed	(4,069,594)	(97,085,074)	(13,602,049)	(318,927,646)
	(1,817,210)	(42,473,976)	(8,802,141)	(203,958,871)
Institutional Class/Shares Authorized	75,000,000		100,000,000
Sold	322,928	7,631,187	1,035,106	23,919,025
Issued in reinvestment of distributions	46,236	1,102,280	106,317	2,484,050
Redeemed	(1,427,320)	(34,445,140)	(6,027,443)	(142,584,805)
	(1,058,156)	(25,711,673)	(4,886,020)	(116,181,730)
A Class/Shares Authorized	75,000,000		100,000,000
Sold	363,536	8,657,834	651,825	15,543,996
Issued in reinvestment of distributions	38,365	913,106	64,037	1,510,238
Redeemed	(936,679)	(22,191,957)	(2,006,731)	(47,042,494)
	(534,778)	(12,621,017)	(1,290,869)	(29,988,260)
B Class/Shares Authorized	N/A		10,000,000
Sold	—	—	590	13,970
Issued in reinvestment of distributions	7	171	17	399
Redeemed	(3,650)	(87,522)	(953)	(23,596)
	(3,643)	(87,351)	(346)	(9,227)
C Class/Shares Authorized	10,000,000		10,000,000
Sold	2,977	71,663	13,080	312,515
Issued in reinvestment of distributions	114	2,711	137	3,243
Redeemed	(3,971)	(93,445)	(20,124)	(482,602)
	(880)	(19,071)	(6,907)	(166,844)
R Class/Shares Authorized	10,000,000		10,000,000
Sold	8,851	210,686	14,111	338,455
Issued in reinvestment of distributions	88	2,099	91	2,158
Redeemed	(3,965)	(92,757)	(8,403)	(200,926)
	4,974	120,028	5,799	139,687
Net increase (decrease)	(3,409,693)	$(80,793,060)	(14,980,484)	$(350,165,245)

16

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$1,436,773,061	—	—
Temporary Cash Investments	2,051,485	$8,807,405	—
Total Value of Investment Securities	$1,438,824,546	$8,807,405	—

7. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, the fund infrequently purchased equity price risk derivative instruments for temporary investment purposes.

The value of equity price risk derivative instruments as of December 31, 2011, is disclosed on the Statement of Assets and Liabilities as a liability of $74,421 in payable for variation margin on futures contracts. For the six months ended December 31, 2011, the effect of equity price risk derivative instruments on the Statement of Operations was $113,446 in net realized gain (loss) on futures contract transactions.

17

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,168,478,656
Gross tax appreciation of investments	$325,151,400
Gross tax depreciation of investments	(45,998,105)
Net tax appreciation (depreciation) of investments	$279,153,295

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of June 30, 2011, the fund had accumulated capital losses of $(461,431,333), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers of $(105,857,081) and $(355,574,252) expire in 2017 and 2018, respectively. The Regulated Investment Company Modernization Act of 2010 allows the fund to carry forward capital losses incurred in future taxable years for an unlimited period. Any losses incurred during future taxable years will be required to be utilized prior to the losses which carry an expiration date. As a result, capital loss carryforwards may be more likely to expire unused.

18

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
	Net Asset Value, Beginning of Period	Income From Investment Operations:			Distributions From:				Total Return(2)	Ratio to Average Net Assets of:
		Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period		Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2011(3)	$25.54	0.21	(1.18)	(0.97)	(0.23)	—	(0.23)	$24.34	(3.76)%	0.69%(4)	1.75%(4)	27%	$1,243,959
2011	$19.88	0.36	5.64	6.00	(0.34)	—	(0.34)	$25.54	30.31%	0.69%	1.52%	42%	$1,351,936
2010	$18.03	0.33	1.85	2.18	(0.33)	—	(0.33)	$19.88	11.99%	0.70%	1.58%	45%	$1,227,234
2009	$25.32	0.44	(7.20)	(6.76)	(0.53)	—	(0.53)	$18.03	(26.76)%	0.70%	2.27%	49%	$1,281,418
2008	$35.04	0.47	(6.54)	(6.07)	(0.36)	(3.29)	(3.65)	$25.32	(18.48)%	0.68%	1.53%	57%	$2,078,333
2007(5)	$33.29	0.23	2.27	2.50	(0.22)	(0.53)	(0.75)	$35.04	7.67%	0.67%(4)	1.37%(4)	27%	$3,463,508
2006	$30.33	0.57	4.54	5.11	(0.59)	(1.56)	(2.15)	$33.29	17.17%	0.67%	1.81%	63%	$3,578,273
Institutional Class
2011(3)	$25.56	0.23	(1.18)	(0.95)	(0.26)	—	(0.26)	$24.35	(3.69)%	0.49%(4)	1.95%(4)	27%	$96,635
2011	$19.89	0.40	5.66	6.06	(0.39)	—	(0.39)	$25.56	30.61%	0.49%	1.72%	42%	$128,468
2010	$18.04	0.38	1.85	2.23	(0.38)	—	(0.38)	$19.89	12.20%	0.50%	1.78%	45%	$197,196
2009	$25.35	0.48	(7.21)	(6.73)	(0.58)	—	(0.58)	$18.04	(26.63)%	0.50%	2.47%	49%	$268,346
2008	$35.06	0.52	(6.53)	(6.01)	(0.41)	(3.29)	(3.70)	$25.35	(18.32)%	0.48%	1.73%	57%	$538,656
2007(5)	$33.31	0.26	2.28	2.54	(0.26)	(0.53)	(0.79)	$35.06	7.80%	0.47%(4)	1.57%(4)	27%	$442,367
2006	$30.34	0.64	4.54	5.18	(0.65)	(1.56)	(2.21)	$33.31	17.40%	0.47%	2.01%	63%	$487,888

19

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
	Net Asset Value, Beginning of Period	Income From Investment Operations:			Distributions From:				Total Return(2)	Ratio to Average Net Assets of:
		Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period		Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class(6)
2011(3)	$25.52	0.18	(1.18)	(1.00)	(0.20)	—	(0.20)	$24.32	(3.94)%	0.94%(4)	1.50%(4)	27%	$109,852
2011	$19.86	0.30	5.64	5.94	(0.28)	—	(0.28)	$25.52	30.02%	0.94%	1.27%	42%	$128,920
2010	$18.01	0.28	1.85	2.13	(0.28)	—	(0.28)	$19.86	11.72%	0.95%	1.33%	45%	$125,981
2009	$25.28	0.40	(7.20)	(6.80)	(0.47)	—	(0.47)	$18.01	(26.95)%	0.95%	2.02%	49%	$182,331
2008	$35.01	0.39	(6.53)	(6.14)	(0.30)	(3.29)	(3.59)	$25.28	(18.68)%	0.93%	1.28%	57%	$361,500
2007(5)	$33.27	0.19	2.27	2.46	(0.19)	(0.53)	(0.72)	$35.01	7.55%	0.92%(4)	1.12%(4)	27%	$718,533
2006	$30.31	0.49	4.54	5.03	(0.51)	(1.56)	(2.07)	$33.27	16.86%	0.92%	1.56%	63%	$700,335
C Class
2011(3)	$25.48	0.09	(1.18)	(1.09)	(0.10)	—	(0.10)	$24.29	(4.26)%	1.69%(4)	0.75%(4)	27%	$868
2011	$19.83	0.12	5.63	5.75	(0.10)	—	(0.10)	$25.48	29.04%	1.69%	0.52%	42%	$933
2010	$17.99	0.12	1.84	1.96	(0.12)	—	(0.12)	$19.83	10.85%	1.70%	0.58%	45%	$863
2009	$25.20	0.24	(7.17)	(6.93)	(0.28)	—	(0.28)	$17.99	(27.48)%	1.70%	1.27%	49%	$815
2008	$34.98	0.16	(6.51)	(6.35)	(0.14)	(3.29)	(3.43)	$25.20	(19.31)%	1.68%	0.53%	57%	$1,176
2007(5)	$33.25	0.06	2.27	2.33	(0.07)	(0.53)	(0.60)	$34.98	7.16%	1.67%(4)	0.37%(4)	27%	$1,960
2006	$30.29	0.26	4.54	4.80	(0.28)	(1.56)	(1.84)	$33.25	16.02%	1.67%	0.81%	63%	$1,956

20

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
	Net Asset Value, Beginning of Period	Income From Investment Operations:			Distributions From:				Total Return(2)	Ratio to Average Net Assets of:
		Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period		Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2011(3)	$25.54	0.15	(1.18)	(1.03)	(0.17)	—	(0.17)	$24.34	(4.03)%	1.19%(4)	1.25%(4)	27%	$604
2011	$19.87	0.24	5.65	5.89	(0.22)	—	(0.22)	$25.54	29.73%	1.19%	1.02%	42%	$506
2010	$18.03	0.23	1.84	2.07	(0.23)	—	(0.23)	$19.87	11.38%	1.20%	1.08%	45%	$279
2009	$25.29	0.36	(7.21)	(6.85)	(0.41)	—	(0.41)	$18.03	(27.13)%	1.20%	1.77%	49%	$176
2008	$35.04	0.32	(6.53)	(6.21)	(0.25)	(3.29)	(3.54)	$25.29	(18.88)%	1.18%	1.03%	57%	$546
2007(5)	$33.30	0.15	2.27	2.42	(0.15)	(0.53)	(0.68)	$35.04	7.42%	1.17%(4)	0.87%(4)	27%	$819
2006	$30.34	0.41	4.55	4.96	(0.44)	(1.56)	(2.00)	$33.30	16.56%	1.17%	1.31%	63%	$660

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)	Six months ended December 31, 2011 (unaudited).
(4)	Annualized.
(5)
January 1, 2007 through June 30, 2007. The fund’s fiscal year end was changed from December 31 to June 30, resulting in a six-month annual reporting period. For the years before June 30, 2007, the fund’s fiscal year end was December 31.

(6)	Prior to September 4, 2007, the A Class was referred to as the Advisor Class.

See Notes to Financial Statements.

21

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Quantitative Equity Funds, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2012 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-74320   1202

SEMIANNUAL REPORT                    DECEMBER 31, 2011

International Core Equity Fund

President’s Letter	2
Performance	3
Fund Characteristics	4
Shareholder Fee Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	10
Statement of Operations	11
Statement of Changes in Net Assets	12
Notes to Financial Statements	13
Financial Highlights	19
Additional Information	22

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

      Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended December 31, 2011. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, portfolio strategy, and the investment markets, we encourage you to visit our website, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site. Also, the fund’s next annual report, dated June 30, 2012, will provide additional market perspective and commentary from our portfolio management team.

Macroeconomic and Financial Market Overview

This six-month reporting period differed dramatically from the 12 months that preceded it. As the period covered by this report opened in July 2011, U.S. stock investors had just enjoyed a span during the last half of 2010 and the first half of 2011 in which the broad market climbed approximately 30%, boosted by growth and optimism related to monetary and fiscal intervention in 2010. Meanwhile, U.S. bond returns were generally lower and more mixed.

However, U.S. economic growth slowed considerably in 2011 from its 2010 levels, and optimism faded in the late spring and summer of last year as financial and economic challenges emerged. High fuel prices, declining U.S. home values, elevated U.S. unemployment rates, natural disasters, federal budget management concerns in the U.S., and a resurgence of the European sovereign debt crisis ebbed the economic tide and investors’ risk tolerance.

Six-month returns, as of December 31, 2011, generally reflected a more risk-averse investor mindset—the Barclays Capital U.S. Aggregate Bond Index returned 4.98%, compared with –3.69% for the S&P 500 Index. But 2011 ended on a better economic and financial note than many anticipated. More risk tolerance returned in the fourth quarter as concerns about Europe eased. However, further volatility appears likely in 2012 as uncertainties regarding European debt, economic strength, government budget deficits, and the U.S. presidential election potentially sway the markets.

We believe strongly in adhering to a disciplined, diversified, long-term investment approach during volatile periods, and we appreciate your continued trust in us during these unsettled times.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of December 31, 2011
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
Investor Class	ACIMX	-18.47%	-11.57%	-6.15%	-5.16%	11/30/06
MSCI EAFE Index	—	-16.31%	-12.14%	-4.72%	-4.06%	—
Institutional Class	ACIUX	-18.50%	-11.39%	-5.97%	-4.98%	11/30/06
A Class No sales charge* With sales charge*	ACIQX	-18.57% -23.23%	-11.80% -16.82%	-6.38% -7.48%	-5.39% -6.49%	11/30/06
C Class No sales charge* With sales charge*	ACIKX	-19.02% -19.82%	-12.48% -12.48%	-7.09% -7.09%	-6.11% -6.11%	11/30/06
R Class	ACIRX	-18.80%	-12.04%	-6.64%	-5.65%	11/30/06

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
1.18%	0.98%	1.43%	2.18%	1.68%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

3

Fund Chacteristics

DECEMBER 31, 2011
Top Ten Holdings	% of net assets
HSBC Holdings plc	2.4%
Roche Holding AG	2.2%
GlaxoSmithKline plc	2.2%
Total SA	2.2%
BHP Billiton Ltd.	2.1%
Sanofi	2.1%
British American Tobacco plc	2.1%
BHP Billiton plc	1.6%
Standard Chartered plc	1.6%
AstraZeneca plc	1.5%

Investments by Country	% of net assets
Japan	21.3%
United Kingdom	20.3%
Australia	9.6%
Germany	8.4%
France	7.9%
Switzerland	7.5%
Netherlands	4.7%
Spain	3.2%
Sweden	3.1%
Hong Kong	2.7%
Italy	2.3%
Other Countries	8.7%
Cash and Equivalents*	0.3%
*Includes temporary cash investments and other assets and liabilities.

Types of Investments in Portfolio	% of net assets
Foreign Common Stocks	98.8%
Exchange-Traded Funds	0.9%
Warrants	—**
Total Equity Exposure	99.7%
Temporary Cash Investments	0.2%
Other Assets and Liabilities	0.1%
**Category is less than 0.05% of total net assets.

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2011 to December 31, 2011.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/11	Ending Account Value 12/31/11	Expenses Paid During Period(1) 7/1/11 - 12/31/11	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$815.30	$5.34	1.17%
Institutional Class	$1,000	$815.00	$4.43	0.97%
A Class	$1,000	$814.30	$6.48	1.42%
C Class	$1,000	$809.80	$9.87	2.17%
R Class	$1,000	$812.00	$7.61	1.67%
Hypothetical
Investor Class	$1,000	$1,019.26	$5.94	1.17%
Institutional Class	$1,000	$1,020.26	$4.93	0.97%
A Class	$1,000	$1,018.00	$7.20	1.42%
C Class	$1,000	$1,014.23	$10.99	2.17%
R Class	$1,000	$1,016.74	$8.47	1.67%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

6

Schedule of Investments

DECEMBER 31, 2011 (UNAUDITED)

	Shares	Value
Common Stocks — 98.8%
AUSTRALIA — 9.6%
Australia & New Zealand Banking Group Ltd.	4,331	$90,943
Bendigo and Adelaide Bank Ltd.	5,999	49,270
BHP Billiton Ltd.	4,929	173,525
Commonwealth Bank of Australia	1,412	71,083
National Australia Bank Ltd.	4,533	108,305
Rio Tinto Ltd.	955	58,900
Telstra Corp. Ltd.	32,731	111,479
Westpac Banking Corp.	5,627	115,106
		778,611
AUSTRIA — 1.2%
Andritz AG	916	75,890
Oesterreichische Post AG	740	22,332
		98,222
BELGIUM — 0.6%
Anheuser-Busch InBev NV	227	13,898
KBC Groep NV	3,013	37,947
		51,845
DENMARK — 0.5%
H. Lundbeck A/S	2,004	37,684
FINLAND — 1.2%
Nokia Oyj	19,218	93,821
FRANCE — 7.9%
Bouygues SA	196	6,176
Euler Hermes SA	1,011	59,863
Faurecia	387	7,338
France Telecom SA	1,374	21,580
Metropole Television SA	5,378	80,219
Plastic Omnium SA	700	13,916
Sanofi	2,315	170,034
Total SA	3,421	174,891
Valeo SA	2,070	82,275
Vinci SA	495	21,628
		637,920
GERMANY — 8.4%
Allianz SE	403	38,550
Aurubis AG	1,414	75,399
BASF SE	1,342	93,601
Bayer AG	1,267	81,007
Bayerische Motoren Werke AG	1,503	100,687
Deutsche Lufthansa AG	3,150	37,446
Hannover Rueckversicherung AG	1,312	65,078
ProSiebenSat.1 Media AG Preference Shares	4,627	84,528
SAP AG	899	47,530
Siemens AG	220	21,053
Wacker Chemie AG	497	39,977
		684,856
HONG KONG — 2.7%
SJM Holdings Ltd.	23,000	37,550
Television Broadcasts Ltd.	5,000	30,322
Wharf Holdings Ltd.	19,000	85,868
Wheelock & Co. Ltd.	28,000	69,364
		223,104
IRELAND — 0.1%
Experian plc	781	10,619
ISRAEL — 0.7%
Delek Group Ltd.	258	48,644
Israel Chemicals Ltd.	824	8,557
		57,201
ITALY — 2.3%
Autostrada Torino-Milano SpA	860	8,331
Enel SpA	18,623	75,779
ENI SpA	2,713	56,216
Exor SpA	1,631	32,825
Mediaset SpA	4,069	11,260
		184,411
JAPAN — 21.3%
Asahi Glass Co. Ltd.	2,000	16,786
Canon, Inc.	1,500	66,454
Capcom Co. Ltd.	3,200	75,583
Central Japan Railway Co.	11	92,893
Daihatsu Motor Co. Ltd.	3,000	53,553
Daito Trust Construction Co. Ltd.	300	25,724
Dena Co. Ltd.	1,700	50,998
INPEX Corp.	15	94,517
Isuzu Motors Ltd.	8,000	37,001
JGC Corp.	3,000	72,028
JSR Corp.	400	7,380
Kao Corp.	3,400	92,896
KDDI Corp.	11	70,742
Keiyo Bank Ltd. (The)	8,000	39,600
Kuraray Co. Ltd.	3,000	42,679
Lawson, Inc.	1,400	87,398
Mitsubishi Electric Corp.	10,000	95,882
Namco Bandai Holdings, Inc.	4,100	58,381
Nikon Corp.	1,100	24,495
Nippon Telegraph & Telephone Corp.	2,000	102,248

7

Shares	Value
Nitto Denko Corp.	500	$17,890
NTT Data Corp.	21	67,063
NTT DoCoMo, Inc.	24	44,121
Resona Holdings, Inc.	18,400	81,039
Seven & I Holdings Co. Ltd.	2,500	69,670
SKY Perfect JSAT Holdings, Inc.	77	38,565
SOFTBANK CORP.	1,300	38,289
Sugi Holdings Co. Ltd.	1,700	49,562
Tsuruha Holdings, Inc.	1,100	61,524
Unipres Corp.	500	14,369
Yamada Denki Co. Ltd.	640	43,570
		1,732,900
NETHERLANDS — 4.7%
ASML Holding NV	1,467	61,659
European Aeronautic Defence and Space Co. NV	2,997	93,675
ING Groep NV CVA(1)	2,434	17,515
Koninklijke Ahold NV	700	9,427
PostNL NV	8,474	26,980
Royal Dutch Shell plc B Shares	3,076	117,228
Unilever NV CVA	1,702	58,529
		385,013
NEW ZEALAND — 0.7%
Telecom Corp. of New Zealand Ltd.	34,387	55,407
NORWAY — 1.8%
Statoil ASA	3,805	97,656
TGS Nopec Geophysical Co. ASA	2,288	50,689
		148,345
SINGAPORE — 1.0%
Singapore Airlines Ltd.	10,000	78,332
SPAIN — 3.2%
Banco Santander SA	3,762	28,581
Corp. Financiera Alba	274	10,720
Distribuidora Internacional de Alimentacion SA(1)	19,208	86,885
Endesa SA	3,571	73,255
Mapfre SA	20,170	64,088
		263,529
SWEDEN — 3.1%
Billerud AB	10,853	92,254
Boliden AB	384	5,608
Intrum Justitia AB	2,626	41,114
Investor AB B Shares	1,095	20,430
Saab AB B Shares	4,371	90,443
		249,849
SWITZERLAND — 7.5%
Cie Financiere Richemont SA	461	23,317
Helvetia Holding AG	259	81,342
Lindt & Spruengli AG	6	17,847
Nestle SA	1,494	85,890
Novartis AG	1,069	61,115
OC Oerlikon Corp. AG(1)	8,748	46,846
Roche Holding AG	1,061	179,827
Swiss Life Holding AG(1)	749	68,896
Zurich Financial Services AG(1)	204	46,151
		611,231
UNITED KINGDOM — 20.3%
AstraZeneca plc	2,658	122,804
BHP Billiton plc	4,568	133,192
BP plc	3,065	21,920
British American Tobacco plc	3,538	167,885
BT Group plc	34,100	101,095
Centrica plc	15,842	71,175
Drax Group plc	10,405	88,066
GlaxoSmithKline plc	7,756	177,243
Go-Ahead Group plc	418	8,965
HSBC Holdings plc	25,350	193,319
Imperial Tobacco Group plc	981	37,097
Investec plc	3,027	15,936
Mondi plc	10,484	74,082
Next plc	2,050	87,136
Petrofac Ltd.	3,830	85,711
Reckitt Benckiser Group plc	260	12,840
Rio Tinto plc	1,816	88,133
Standard Chartered plc	5,779	126,455
Unilever plc	302	10,145
Vodafone Group plc	8,721	24,230
		1,647,429
TOTAL COMMON STOCKS (Cost $8,349,041)		8,030,329
Exchange-Traded Funds — 0.9%
iShares MSCI EAFE Index Fund (Cost $70,939)	1,459	72,264
Warrants†
SINGAPORE†
Golden Agri-Resources Ltd.(1) (Cost $—)	1,224	154

8

Shares	Value
Temporary Cash Investments — 0.2%
Repurchase Agreement, Bank America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 3.125%, 5/15/21, valued at $5,738), in a joint trading account at 0.00%, dated 12/30/11, due 1/3/12 (Delivery value $5,608)		$5,608
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.75%, 5/31/16, valued at $2,860), in a joint trading account at 0.01%, dated 12/30/11, due 1/3/12 (Delivery value $2,804)		2,804
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.75%, 2/15/37, valued at $5,730), in a joint trading account at 0.02%, dated 12/30/11, due 1/3/12 (Delivery value $5,608)		5,608
SSgA U.S. Government Money Market Fund	3,275	3,275
TOTAL TEMPORARY CASH INVESTMENTS (Cost $17,295)		17,295
TOTAL INVESTMENT SECURITIES — 99.9%(Cost $8,437,275)		8,120,042
OTHER ASSETS AND LIABILITIES — 0.1%		10,353
TOTAL NET ASSETS — 100.0%		$8,130,395

Market Sector Diversification
(as a % of net assets)
Financials	19.9%
Industrials	11.4%
Materials	11.1%
Consumer Staples	10.8%
Consumer Discretionary	10.3%
Health Care	10.2%
Energy	8.5%
Telecommunication Services	7.1%
Information Technology	5.7%
Utilities	3.8%
Diversified	0.9%
Cash and Equivalents*	0.3%
*Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments

CVA = Certificaten Van Aandelen
EAFE = Europe, Australasia, and Far East
MSCI = Morgan Stanley Capital International
†	Category is less than 0.05% of total net assets.
(1)	Non-income producing.

See Notes to Financial Statements.

9

Statement of Assets and Liabilities

DECEMBER 31, 2011 (UNAUDITED)
Assets
Investment securities, at value (cost of $8,437,275)	$8,120,042
Foreign currency holdings, at value (cost of $2,280)	2,242
Receivable for capital shares sold	298
Dividends and interest receivable	17,052
8,139,634

Liabilities
Accrued management fees	7,884
Distribution and service fees payable	1,355
9,239

Net Assets	$8,130,395

Net Assets Consist of:
Capital (par value and paid-in surplus)	$11,911,059
Undistributed net investment income	450
Accumulated net realized loss	(3,463,699)
Net unrealized depreciation	(317,415)
$8,130,395

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$4,393,857	682,491	$6.44
Institutional Class, $0.01 Par Value	$405,915	63,034	$6.44
A Class, $0.01 Par Value	$1,803,526	280,166	$6.44*
C Class, $0.01 Par Value	$756,358	117,625	$6.43
R Class, $0.01 Par Value	$770,739	119,796	$6.43
*Maximum offering price $6.83 (net asset value divided by 0.9425)

 See Notes to Financial Statements.

10

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2011 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $4,503)	$95,812
Interest	37
95,849

Expenses:
Management fees	46,123
Distribution and service fees:
A Class	1,639
B Class	2,593
C Class	4,191
R Class	2,111
Directors’ fees and expenses	350
Other expenses	163
57,170

Net investment income (loss)	38,679

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(618,331)
Foreign currency transactions	(2,984)
(621,315)

Change in net unrealized appreciation (depreciation) on:
Investments	(1,083,305)
Translation of assets and liabilities in foreign currencies	(1,034)
(1,084,339)

Net realized and unrealized gain (loss)	(1,705,654)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,666,975)

See Notes to Financial Statements.

11

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2011 (UNAUDITED) AND YEAR ENDED JUNE 30, 2011
Increase (Decrease) in Net Assets	December 31, 2011	June 30, 2011
Operations
Net investment income (loss)	$38,679	$143,810
Net realized gain (loss)	(621,315)	509,424
Change in net unrealized appreciation (depreciation)	(1,084,339)	1,236,148
Net increase (decrease) in net assets resulting from operations	(1,666,975)	1,889,382

Distributions to Shareholders
From net investment income:
Investor Class	(95,745)	(33,781)
Institutional Class	(9,630)	(17,082)
A Class	(35,410)	(13,012)
B Class	—	(5,748)
C Class	(9,514)	(5,426)
R Class	(13,100)	(10,040)
Decrease in net assets from distributions	(163,399)	(85,089)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	2,190,022	1,100,849

Redemption Fees
Increase in net assets from redemption fees	2,430	368

Net increase (decrease) in net assets	362,078	2,905,510

Net Assets
Beginning of period	7,768,317	4,862,807
End of period	$8,130,395	$7,768,317

Undistributed net investment income	$450	$125,170

See Notes to Financial Statements.

12

Notes to Financial Statements

DECEMBER 31, 2011 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. International Core Equity Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth. The fund pursues its objective by investing primarily in equity securities of companies located in developed countries, excluding the United States and Canada.

The fund is authorized to issue the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee. On October 21, 2011, all outstanding B Class shares were converted to A Class shares and the fund discontinued issuance of the B Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

13

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2008. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

14

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Redemption — The fund may impose a 2.00% redemption fee on shares held less than 60 days. The fee may not be applicable to all classes. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.8180% to 1.0000%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, B Class, C Class and R Class. The Institutional Class is 0.2000% less at each point within the Complex Fee range. The effective annual management fee for each class for the six months ended December 31, 2011 was 1.16% for the Investor Class, A Class, C Class and R Class and 0.96% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, B Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the B Class and C Class will each pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended December 31, 2011 are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc., the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation’s transfer agent, American Century Services, LLC. ACIM owns 34% of the outstanding shares of the fund. ACIM does not invest in the fund for the purpose of exercising management or control.

15

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended December 31, 2011 were $5,927,432 and $3,852,724, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2011		Year ended June 30, 2011
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	50,000,000		50,000,000
Sold	412,533	$2,957,774	188,693	$1,437,705
Issued in reinvestment of distributions	15,272	95,603	4,553	33,738
Redeemed	(86,106)	(604,591)	(102,834)	(772,539)
	341,699	2,448,786	90,412	698,904
Institutional Class/Shares Authorized	50,000,000		50,000,000
Sold	2,141	16,749	51,117	384,243
Issued in reinvestment of distributions	1,538	9,630	2,305	17,082
Redeemed	(78,411)	(533,630)	(25,245)	(192,070)
	(74,732)	(507,251)	28,177	209,255
A Class/Shares Authorized	10,000,000		10,000,000
Sold	166,371	1,150,930	25,487	190,990
Issued in reinvestment of distributions	5,171	32,369	1,651	12,233
Redeemed	(17,554)	(122,138)	(23,823)	(174,529)
	153,988	1,061,161	3,315	28,694
B Class/Shares Authorized	N/A		10,000,000
Sold	—	—	1,180	8,641
Issued in reinvestment of distributions	—	—	777	5,748
Redeemed	(116,418)	(792,308)	(8)	(58)
	(116,418)	(792,308)	1,949	14,331
C Class/Shares Authorized	10,000,000		10,000,000
Sold	4,404	31,463	19,079	147,616
Issued in reinvestment of distributions	1,491	9,316	708	5,236
Redeemed	(7,228)	(45,622)	(7,446)	(59,124)
	(1,333)	(4,843)	12,341	93,728
R Class/Shares Authorized	10,000,000		10,000,000
Sold	2,465	19,048	10,541	76,313
Issued in reinvestment of distributions	2,096	13,100	1,357	10,040
Redeemed	(7,304)	(47,671)	(4,243)	(30,416)
	(2,743)	(15,523)	7,655	55,937
Net increase (decrease)	300,461	$2,190,022	143,849	$1,100,849

16

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Foreign Common Stocks	—	$8,030,329	—
Exchange-Traded Funds	$72,264	—	—
Warrants	—	154	—
Temporary Cash Investments	3,275	14,020	—
\Total Value of Investment Securities	$75,539	$8,044,503	—

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

17

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$8,480,543
Gross tax appreciation of investments	$377,640
Gross tax depreciation of investments	(738,141)
Net tax appreciation (depreciation) of investments	$(360,501)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of June 30, 2011, the fund had accumulated capital losses of $(2,796,016), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers of $(816,093) and $(1,979,923) expire in 2017 and 2018, respectively. The Regulated Investment Company Modernization Act of 2010 allows the fund to carry forward capital losses incurred in future taxable years for an unlimited period. Any losses incurred during future taxable years will be required to be utilized prior to the losses which carry an expiration date. As a result, capital loss carryforwards may be more likely to expire unused.

18

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2011(3)	$8.08	0.04	(1.54)	(1.50)	(0.14)	—	(0.14)	$6.44	(18.47)%	1.17%(4)	1.22%(4)	48%	$4,394
2011	$5.95	0.20	2.05	2.25	(0.12)	—	(0.12)	$8.08	38.09%	1.18%	2.53%	77%	$2,755
2010	$5.80	0.10	0.19	0.29	(0.14)	—	(0.14)	$5.95	4.68%	1.18%	1.55%	83%	$1,490
2009	$9.72	0.20	(3.87)	(3.67)	(0.25)	—	(0.25)	$5.80	(37.81)%	1.17%	3.09%	131%	$1,704
2008	$11.88	0.28	(1.69)	(1.41)	(0.21)	(0.54)	(0.75)	$9.72	(12.30)%	1.16%	2.50%	108%	$2,583
2007(5)	$10.00	0.15	1.73	1.88	—	—	—	$11.88	18.80%	1.18%(4)	2.30%(4)	51%	$1,493
Institutional Class
2011(3)	$8.10	0.05	(1.55)	(1.50)	(0.16)	—	(0.16)	$6.44	(18.50)%	0.97%(4)	1.42%(4)	48%	$406
2011	$5.96	0.21	2.07	2.28	(0.14)	—	(0.14)	$8.10	38.47%	0.98%	2.73%	77%	$1,116
2010	$5.81	0.11	0.19	0.30	(0.15)	—	(0.15)	$5.96	4.88%	0.98%	1.75%	83%	$653
2009	$9.73	0.20	(3.86)	(3.66)	(0.26)	—	(0.26)	$5.81	(37.65)%	0.97%	3.29%	131%	$862
2008	$11.90	0.29	(1.69)	(1.40)	(0.23)	(0.54)	(0.77)	$9.73	(12.19)%	0.96%	2.70%	108%	$1,374
2007(5)	$10.00	0.16	1.74	1.90	—	—	—	$11.90	19.00%	0.98%(4)	2.50%(4)	51%	$1,208

19

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2011(3)	$8.07	0.03	(1.53)	(1.50)	(0.13)	—	(0.13)	$6.44	(18.57)%	1.42%(4)	0.97%(4)	48%	$1,804
2011	$5.94	0.16	2.08	2.24	(0.11)	—	(0.11)	$8.07	37.80%	1.43%	2.28%	77%	$1,019
2010	$5.79	0.09	0.18	0.27	(0.12)	—	(0.12)	$5.94	4.42%	1.43%	1.30%	83%	$730
2009	$9.71	0.17	(3.86)	(3.69)	(0.23)	—	(0.23)	$5.79	(38.00)%	1.42%	2.84%	131%	$903
2008	$11.87	0.24	(1.68)	(1.44)	(0.18)	(0.54)	(0.72)	$9.71	(12.53)%	1.41%	2.25%	108%	$1,485
2007(5)	$10.00	0.13	1.74	1.87	—	—	—	$11.87	18.70%	1.43%(4)	2.05%(4)	51%	$1,226
C Class
2011(3)	$8.04	0.01	(1.54)	(1.53)	(0.08)	—	(0.08)	$6.43	(19.02)%	2.17%(4)	0.22%(4)	48%	$756
2011	$5.92	0.11	2.06	2.17	(0.05)	—	(0.05)	$8.04	36.72%	2.18%	1.53%	77%	$956
2010	$5.77	0.04	0.18	0.22	(0.07)	—	(0.07)	$5.92	3.64%	2.18%	0.55%	83%	$631
2009	$9.66	0.13	(3.83)	(3.70)	(0.19)	—	(0.19)	$5.77	(38.34)%	2.17%	2.09%	131%	$742
2008	$11.82	0.15	(1.67)	(1.52)	(0.10)	(0.54)	(0.64)	$9.66	(13.26)%	2.16%	1.50%	108%	$1,156
2007(5)	$10.00	0.08	1.74	1.82	—	—	—	$11.82	18.20%	2.18%(4)	1.30%(4)	51%	$1,231
R Class
2011(3)	$8.06	0.03	(1.55)	(1.52)	(0.11)	—	(0.11)	$6.43	(18.80)%	1.67%(4)	0.72%(4)	48%	$771
2011	$5.93	0.15	2.07	2.22	(0.09)	—	(0.09)	$8.06	37.52%	1.68%	2.03%	77%	$988
2010	$5.78	0.08	0.17	0.25	(0.10)	—	(0.10)	$5.93	4.16%	1.68%	1.05%	83%	$682
2009	$9.69	0.16	(3.85)	(3.69)	(0.22)	—	(0.22)	$5.78	(38.13)%	1.67%	2.59%	131%	$652
2008	$11.85	0.20	(1.67)	(1.47)	(0.15)	(0.54)	(0.69)	$9.69	(12.78)%	1.66%	2.00%	108%	$1,051
2007(5)	$10.00	0.11	1.74	1.85	—	—	—	$11.85	18.50%	1.68%(4)	1.80%(4)	51%	$1,203

20

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)	Six months ended December 31, 2011 (unaudited).
(4)	Annualized.
(5)	November 30, 2006 (fund inception) through June 30, 2007.

See Notes to Financial Statements.

21

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Quantitative Equity Funds, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2012 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-74314   1202

SEMIANNUAL REPORT              DECEMBER 31, 2011

NT Equity Growth Fund

President’s Letter	2
Performance	3
Fund Characteristics	4
Shareholder Fee Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	11
Statement of Operations	12
Statement of Changes in Net Assets	13
Notes to Financial Statements	14
Financial Highlights	18
Additional Information	19

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

       Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended December 31, 2011. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, portfolio strategy, and the investment markets, we encourage you to visit our website, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site. Also, the fund’s next annual report, dated June 30, 2012, will provide additional market perspective and commentary from our portfolio management team.

Macroeconomic and Financial Market Overview

This six-month reporting period differed dramatically from the 12 months that preceded it. As the period covered by this report opened in July 2011, U.S. stock investors had just enjoyed a span during the last half of 2010 and the first half of 2011 in which the broad market climbed approximately 30%, boosted by growth and optimism related to monetary and fiscal intervention in 2010. Meanwhile, U.S. bond returns were generally lower and more mixed.

However, U.S. economic growth slowed considerably in 2011 from its 2010 levels, and optimism faded in the late spring and summer of last year as financial and economic challenges emerged. High fuel prices, declining U.S. home values, elevated U.S. unemployment rates, natural disasters, federal budget management concerns in the U.S., and a resurgence of the European sovereign debt crisis ebbed the economic tide and investors’ risk tolerance.

Six-month returns, as of December 31, 2011, generally reflected a more risk-averse investor mindset—the Barclays Capital U.S. Aggregate Bond Index returned 4.98%, compared with –3.69% for the S&P 500 Index. But 2011 ended on a better economic and financial note than many anticipated. More risk tolerance returned in the fourth quarter as concerns about Europe eased. However, further volatility appears likely in 2012 as uncertainties regarding European debt, economic strength, government budget deficits, and the U.S. presidential election potentially sway the markets.

We believe strongly in adhering to a disciplined, diversified, long-term investment approach during volatile periods, and we appreciate your continued trust in us during these unsettled times.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of December 31, 2011
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
Institutional Class	ACLEX	-3.33%	4.06%	-0.41%	1.25%	5/12/06
S&P 500 Index	—	-3.69%	2.11%	-0.25%	1.41%(2)	—

(1)	Total returns for periods less than one year are not annualized.
(2)	Since 4/30/06, the date nearest the Institutional Class’s inception for which data are available.

Total Annual Fund Operating Expenses
Institutional Class 0.49%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. International investing involves special risks, such as political instability and currency fluctuations. The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

3

Fund Characteristics

DECEMBER 31, 2011
Top Ten Holdings	% of net assets
Exxon Mobil Corp.	4.3%
International Business Machines Corp.	2.7%
Chevron Corp.	2.7%
Apple, Inc.	2.6%
Johnson & Johnson	2.2%
Pfizer, Inc.	2.1%
Wells Fargo & Co.	2.0%
Verizon Communications, Inc.	1.9%
Intel Corp.	1.8%
ConocoPhillips	1.6%

Top Five Industries	% of net assets
Oil, Gas and Consumable Fuels	11.0%
Pharmaceuticals	7.5%
IT Services	5.3%
Computers and Peripherals	4.5%
Software	4.3%

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	93.8%
Foreign Common Stocks*	5.2%
Total Common Stocks	99.0%
Temporary Cash Investments	2.0%
Other Assets and Liabilities	(1.0)%
*Includes depositary shares, dual listed securities and foreign ordinary shares.

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2011 to December 31, 2011.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/11	Ending Account Value 12/31/11	Expenses Paid During Period(1) 7/1/11 - 12/31/11	Annualized Expense Ratio(1)
Actual
Institutional Class	$1,000	$966.70	$2.42	0.49%
Hypothetical
Institutional Class	$1,000	$1,022.67	$2.49	0.49%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

6

Schedule of Investments

DECEMBER 31, 2011 (UNAUDITED)

	Shares	Value
Common Stocks — 99.0%
AEROSPACE AND DEFENSE — 2.6%
General Dynamics Corp.	47,543	$3,157,331
Northrop Grumman Corp.	56,454	3,301,430
United Technologies Corp.	67,249	4,915,229
		11,373,990
AIR FREIGHT AND LOGISTICS — 1.3%
United Parcel Service, Inc., Class B	76,093	5,569,247
AUTOMOBILES — 0.9%
Ford Motor Co.(1)	381,493	4,104,865
BEVERAGES — 3.2%
Coca-Cola Co. (The)	43,591	3,050,062
Coca-Cola Enterprises, Inc.	123,572	3,185,686
Constellation Brands, Inc., Class A(1)	141,270	2,920,051
Dr Pepper Snapple Group, Inc.	92,479	3,651,071
PepsiCo, Inc.	16,121	1,069,629
		13,876,499
BIOTECHNOLOGY — 2.4%
Amgen, Inc.	79,864	5,128,067
Biogen Idec, Inc.(1)	19,057	2,097,223
United Therapeutics Corp.(1)	66,842	3,158,285
		10,383,575
CAPITAL MARKETS — 0.5%
Affiliated Managers Group, Inc.(1)	9,886	948,562
Janus Capital Group, Inc.	153,865	970,888
Legg Mason, Inc.	17,995	432,780
		2,352,230
CHEMICALS — 2.9%
CF Industries Holdings, Inc.	23,308	3,379,194
LyondellBasell Industries NV, Class A	34,369	1,116,649
Monsanto Co.	62,563	4,383,789
PPG Industries, Inc.	42,065	3,512,007
		12,391,639
COMMERCIAL BANKS — 3.0%
U.S. Bancorp.	174,512	4,720,550
Wells Fargo & Co.	309,541	8,530,950
		13,251,500
COMMUNICATIONS EQUIPMENT — 0.7%
Cisco Systems, Inc.	91,487	1,654,085
Motorola Solutions, Inc.	33,271	1,540,115
		3,194,200
COMPUTERS AND PERIPHERALS — 4.5%
Apple, Inc.(1)	27,554	11,159,370
Dell, Inc.(1)	240,171	3,513,702
Lexmark International, Inc., Class A	77,546	2,564,446
Seagate Technology plc	141,297	2,317,271
		19,554,789
CONSTRUCTION AND ENGINEERING — 0.9%
Chicago Bridge & Iron Co. NV	74,638	2,821,316
Fluor Corp.	3,579	179,845
URS Corp.(1)	24,930	875,542
		3,876,703
CONSUMER FINANCE — 1.6%
American Express Co.	99,240	4,681,151
Capital One Financial Corp.	6,136	259,491
Cash America International, Inc.	45,976	2,143,861
Discover Financial Services	2,762	66,288
		7,150,791
DIVERSIFIED CONSUMER SERVICES — 1.3%
Apollo Group, Inc., Class A(1)	37,425	2,016,085
Career Education Corp.(1)	1,713	13,652
ITT Educational Services, Inc.(1)	43,618	2,481,428
Weight Watchers International, Inc.	17,908	985,119
		5,496,284
DIVERSIFIED FINANCIAL SERVICES — 1.9%
Bank of America Corp.	231,255	1,285,778
Citigroup, Inc.	4,716	124,078
CME Group, Inc.	3,567	869,171
JPMorgan Chase & Co.	174,046	5,787,029
		8,066,056
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.4%
AT&T, Inc.	226,392	6,846,094
Verizon Communications, Inc.	201,554	8,086,347
		14,932,441
ELECTRIC UTILITIES — 0.9%
American Electric Power Co., Inc.	59,911	2,474,923
Entergy Corp.	21,354	1,559,910
		4,034,833
ELECTRICAL EQUIPMENT — 0.2%
Emerson Electric Co.	20,755	966,975

7

Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 1.0%
Anixter International, Inc.(1)	206	$12,286
Jabil Circuit, Inc.	142,537	2,802,277
TE Connectivity Ltd.	7,018	216,225
Tech Data Corp.(1)	4,205	207,769
Vishay Intertechnology, Inc.(1)	127,512	1,146,333
		4,384,890
ENERGY EQUIPMENT AND SERVICES — 2.4%
Diamond Offshore Drilling, Inc.	17,671	976,499
Halliburton Co.	38,363	1,323,907
Helix Energy Solutions Group, Inc.(1)	160,152	2,530,402
National Oilwell Varco, Inc.	59,592	4,051,660
Schlumberger Ltd.	11,922	814,392
SEACOR Holdings, Inc.(1)	7,322	651,365
		10,348,225
FOOD AND STAPLES RETAILING — 0.4%
Kroger Co. (The)	18,777	454,779
SUPERVALU, Inc.	16,708	135,669
Wal-Mart Stores, Inc.	18,795	1,123,189
		1,713,637
FOOD PRODUCTS — 3.3%
Campbell Soup Co.	97,042	3,225,676
ConAgra Foods, Inc.	135,972	3,589,661
H.J. Heinz Co.	10,943	591,360
Hershey Co. (The)	62,426	3,856,678
Mead Johnson Nutrition Co.	9,803	673,760
Smithfield Foods, Inc.(1)	3,660	88,865
Tyson Foods, Inc., Class A	121,313	2,503,900
		14,529,900
HEALTH CARE EQUIPMENT AND SUPPLIES — 0.7%
Covidien plc	2,201	99,067
Medtronic, Inc.	59,323	2,269,105
St. Jude Medical, Inc.	18,319	628,341
		2,996,513
HEALTH CARE PROVIDERS AND SERVICES — 2.7%
Humana, Inc.	43,996	3,854,490
McKesson Corp.	20,442	1,592,636
UnitedHealth Group, Inc.	57,772	2,927,885
WellCare Health Plans, Inc.(1)	65,411	3,434,077
		11,809,088
HOTELS, RESTAURANTS AND LEISURE — 1.5%
Brinker International, Inc.	62,221	1,665,034
McDonald’s Corp.	10,832	1,086,775
Starbucks Corp.	3,469	159,609
Yum! Brands, Inc.	62,348	3,679,155
		6,590,573
HOUSEHOLD DURABLES — 0.7%
Garmin Ltd.	12,381	492,888
Tempur-Pedic International, Inc.(1)	50,448	2,650,033
		3,142,921
HOUSEHOLD PRODUCTS — 1.0%
Procter & Gamble Co. (The)	63,688	4,248,626
INDUSTRIAL CONGLOMERATES — 1.0%
General Electric Co.	214,500	3,841,695
Tyco International Ltd.	10,905	509,372
		4,351,067
INSURANCE — 4.2%
ACE Ltd.	54,665	3,833,110
Allied World Assurance Co. Holdings AG	47,181	2,969,100
American Financial Group, Inc.	43,095	1,589,775
Arch Capital Group Ltd.(1)	11,200	416,976
Berkshire Hathaway, Inc., Class B(1)	26,465	2,019,280
Principal Financial Group, Inc.	126,070	3,101,322
Progressive Corp. (The)	10,349	201,909
Prudential Financial, Inc.	80,312	4,025,237
		18,156,709
INTERNET AND CATALOG RETAIL — 0.9%
Expedia, Inc.	54,464	1,580,545
priceline.com, Inc.(1)	1,829	855,442
TripAdvisor, Inc.(1)	54,464	1,373,037
		3,809,024
INTERNET SOFTWARE AND SERVICES — 0.9%
Ancestry.com, Inc.(1)	11,729	269,298
Google, Inc., Class A(1)	5,322	3,437,480
		3,706,778
IT SERVICES — 5.3%
Accenture plc, Class A	75,608	4,024,614
Alliance Data Systems Corp.(1)	18,571	1,928,413
CACI International, Inc., Class A(1)	3,963	221,611
International Business Machines Corp.	64,635	11,885,084
Visa, Inc., Class A	49,346	5,010,099
		23,069,821

8

Shares	Value
LEISURE EQUIPMENT AND PRODUCTS — 0.5%
Polaris Industries, Inc.	35,019	$1,960,364
LIFE SCIENCES TOOLS AND SERVICES — 0.3%
Agilent Technologies, Inc.(1)	36,194	1,264,256
MACHINERY — 2.1%
AGCO Corp.(1)	72,410	3,111,457
Cummins, Inc.	7,945	699,319
Parker-Hannifin Corp.	36,439	2,778,474
Sauer-Danfoss, Inc.(1)	66,666	2,413,976
		9,003,226
MEDIA — 2.7%
CBS Corp., Class B	141,938	3,852,198
DISH Network Corp., Class A	111,250	3,168,400
Time Warner, Inc.	129,559	4,682,262
		11,702,860
METALS AND MINING — 0.9%
Freeport-McMoRan Copper & Gold, Inc.	110,389	4,061,211
Newmont Mining Corp.	694	41,647
		4,102,858
MULTI-UTILITIES — 2.3%
Ameren Corp.	103,830	3,439,888
Consolidated Edison, Inc.	44,571	2,764,739
Public Service Enterprise Group, Inc.	112,627	3,717,817
		9,922,444
MULTILINE RETAIL — 1.3%
Dillard’s, Inc., Class A	41,939	1,882,222
Macy’s, Inc.	112,386	3,616,582
		5,498,804
OIL, GAS AND CONSUMABLE FUELS — 11.0%
Chevron Corp.	109,973	11,701,127
ConocoPhillips	97,937	7,136,669
Exxon Mobil Corp.	219,842	18,633,808
Marathon Oil Corp.	74,717	2,186,967
Suncor Energy, Inc.	28,224	813,698
Tesoro Corp.(1)	85,178	1,989,758
Valero Energy Corp.	163,306	3,437,591
W&T Offshore, Inc.	94,023	1,994,228
		47,893,846
PAPER AND FOREST PRODUCTS — 1.2%
Domtar Corp.	34,808	2,783,248
International Paper Co.	85,639	2,534,914
		5,318,162
PERSONAL PRODUCTS — 0.5%
Estee Lauder Cos., Inc. (The), Class A	17,648	1,982,223
PHARMACEUTICALS — 7.5%
Abbott Laboratories	114,030	6,411,907
Bristol-Myers Squibb Co.	41,769	1,471,939
Eli Lilly & Co.	114,741	4,768,636
Johnson & Johnson	144,791	9,495,394
Merck & Co., Inc.	33,174	1,250,660
Pfizer, Inc.	423,847	9,172,049
		32,570,585
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.8%
Simon Property Group, Inc.	26,973	3,477,899
ROAD AND RAIL†
Union Pacific Corp.	1,711	181,263
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.1%
Applied Materials, Inc.	136,238	1,459,109
Intel Corp.	315,600	7,653,300
		9,112,409
SOFTWARE — 4.3%
Activision Blizzard, Inc.	230,367	2,838,121
Cadence Design Systems, Inc.(1)	249,665	2,596,516
Intuit, Inc.	6,309	331,790
Microsoft Corp.	242,952	6,307,034
Oracle Corp.	163,886	4,203,676
Symantec Corp.(1)	152,712	2,389,943
		18,667,080
SPECIALTY RETAIL — 2.9%
Bed Bath & Beyond, Inc.(1)	54,362	3,151,365
Best Buy Co., Inc.	82,168	1,920,266
Home Depot, Inc. (The)	136,808	5,751,408
PetSmart, Inc.	31,413	1,611,173
		12,434,212
WIRELESS TELECOMMUNICATION SERVICES — 0.4%
Telephone & Data Systems, Inc.	62,937	1,629,439
TOTAL COMMON STOCKS (Cost $373,187,135)		430,156,319

9

Value
Temporary Cash Investments — 2.0%
Repurchase Agreement, Bank America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 3.125%, 5/15/21, valued at $2,833,534), in a joint trading account at 0.00%, dated 12/30/11, due 1/3/12 (Delivery value $2,769,225)	$2,769,225
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.750%, 5/31/16, valued at $1,412,089), in a joint trading account at 0.01%, dated 12/30/11, due 1/3/12 (Delivery value $1,384,615)	1,384,613
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.750%, 2/15/37, valued at $2,829,188), in a joint trading account at 0.02%, dated 12/30/11, due 1/3/12 (Delivery value $2,769,231)	2,769,225

	Shares	Value
SSgA U.S. Government Money Market Fund	1,612,176	$1,612,176
TOTAL TEMPORARY CASH INVESTMENTS (Cost $8,535,239)		8,535,239
TOTAL INVESTMENT SECURITIES — 101.0% (Cost $381,722,374)		438,691,558
OTHER ASSETS AND LIABILITIES — (1.0)%		(4,203,290)
TOTAL NET ASSETS — 100.0%		$434,488,268

Notes to Schedule of Investments

†       Category is less than 0.05% of total net assets.
(1)    Non-income producing.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

DECEMBER 31, 2011 (UNAUDITED)
Assets
Investment securities, at value (cost of $381,722,374)	$438,691,558
Receivable for capital shares sold	4,457
Dividends and interest receivable	278,828
438,974,843

Liabilities
Payable for investments purchased	4,311,575
Accrued management fees	175,000
4,486,575

Net Assets	$434,488,268

Institutional Class Capital Shares, $0.01 Par Value
Shares authorized	200,000,000
Shares outstanding	46,229,104

Net Asset Value Per Share	$9.40

Net Assets Consist of:
Capital (par value and paid-in surplus)	$387,023,064
Accumulated net investment loss	(38,020)
Accumulated net realized loss	(9,465,960)
Net unrealized appreciation	56,969,184
$434,488,268

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2011 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $4,419)	$6,003,963
Interest	634
6,004,597

Expenses:
Management fees	1,264,741
Directors’ fees and expenses	14,536
1,279,277

Net investment income (loss)	4,725,320

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	(2,133,111)
Change in net unrealized appreciation (depreciation) on investments	(19,432,717)

Net realized and unrealized gain (loss)	(21,565,828)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(16,840,508)

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2011 (UNAUDITED) AND YEAR ENDED JUNE 30, 2011
Increase (Decrease) in Net AssetsT	December 31, 2011	June 30, 2011
Operations
Net investment income (loss)	$4,725,320	$6,569,744
Net realized gain (loss)	(2,133,111)	31,599,955
Change in net unrealized appreciation (depreciation)	(19,432,717)	76,809,765
Net increase (decrease) in net assets resulting from operations	(16,840,508)	114,979,464

Distributions to Shareholders
From net investment income	(5,120,374)	(6,254,173)
From net realized gains	(17,931,780)	—
Decrease in net assets from distributions	(23,052,154)	(6,254,173)

Capital Share Transactions
Proceeds from shares sold	64,193,801	130,602,354
Proceeds from reinvestment of distributions	23,052,154	6,254,173
Payments for shares redeemed	(163,066,650)	(16,338,638)
Net increase (decrease) in net assets from capital share transactions	(75,820,695)	120,517,889

Net increase (decrease) in net assets	(115,713,357)	229,243,180

Net Assets
Beginning of period	550,201,625	320,958,445
End of period	$434,488,268	$550,201,625

Accumulated undistributed net investment income (loss)	$(38,020)	$357,034

Transactions in Shares of the Fund
Sold	6,921,963	14,195,659
Issued in reinvestment of distributions	2,492,417	656,770
Redeemed	(16,784,018)	(1,802,459)
Net increase (decrease) in shares of the fund	(7,369,638)	13,049,970

See Notes to Financial Statements.

13

Notes to Financial Statements

DECEMBER 31, 2011 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. NT Equity Growth Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth. The fund pursues its objective by investing primarily in large capitalization common stocks. The fund is not permitted to invest in any securities issued by companies assigned the Global Industry Classification Standard for the tobacco industry.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

14

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2008. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.3380% to 0.5200%. The rates for the Complex Fee range from 0.0500% to 0.1100%. The effective annual management fee for the six months ended December 31, 2011 was 0.48%.

15

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc., the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC. The fund is wholly owned, in aggregate, by various funds in a series issued by American Century Asset Allocation Portfolios, Inc. (ACAAP). ACAAP does not invest in the fund for the purpose of exercising management or control.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended December 31, 2011 were $255,047,246 and $350,671,212, respectively.

5. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$407,742,785	—	—
Foreign Common Stocks	22,413,534	—	—
Temporary Cash Investments	1,612,176	$6,923,063	—
Total Value of Investment Securities	$431,768,495	$6,923,063	—

6. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

16

7. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$389,470,637
Gross tax appreciation of investments	$57,203,704
Gross tax depreciation of investments	(7,982,783)
Net tax appreciation (depreciation) of investments	$49,220,921

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

17

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Institutional Class
2011(2)	$10.27	0.09(3)	(0.45)	(0.36)	(0.10)	(0.41)	(0.51)	$9.40	(3.33)%	0.49%(4)	1.80%(4)	50%	$434,488
2011	$7.92	0.14(3)	2.34	2.48	(0.13)	—	(0.13)	$10.27	31.45%	0.49%	1.46%	84%	$550,202
2010	$7.06	0.11(3)	0.85	0.96	(0.10)	—	(0.10)	$7.92	13.53%	0.49%	1.31%	69%	$320,958
2009	$9.98	0.13(3)	(2.89)	(2.76)	(0.16)	—	(0.16)	$7.06	(27.73)%	0.50%	1.82%	109%	$191,046
2008	$11.53	0.12	(1.47)	(1.35)	(0.09)	(0.11)	(0.20)	$9.98	(11.84)%	0.47%	1.20%	99%	$112,417
2007(5)	$10.87	0.06	0.65	0.71	(0.05)	—	(0.05)	$11.53	6.59%	0.47%(4)	1.04%(4)	54%	$91,945
2006(6)	$10.00	0.07	0.87	0.94	(0.07)	—	(0.07)	$10.87	9.47%	0.47%(4)	1.20%(4)	65%	$71,743

Notes to Financial Highlights

(1)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(2)	Six months ended December 31, 2011 (unaudited).
(3)	Computed using average shares outstanding throughout the period.
(4)	Annualized.
(5)	January 1, 2007 through June 30, 2007. The fund’s fiscal year end was changed from December 31 to June 30, resulting in a six-month annual reporting period.
(6)	May 12, 2006 (fund inception) through December 31, 2006.

See Notes to Financial Statements.

18

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

19

Notes

20

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Quantitative Equity Funds, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2012 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-74326   1202

SEMIANNUAL REPORT               DECEMBER 31, 2011

NT Core Equity Plus Fund

President’s Letter	2
Performance	3
Fund Characteristics	4
Shareholder Fee Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	13
Statement of Operations	14
Statement of Changes in Net Assets	15
Statement of Cash Flows	16
Notes to Financial Statements	17
Financial Highlights	21
Approval of Management Agreement	22
Additional Information	24

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

       Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the truncated reporting period from the fund’s inception through December 31, 2011. This report provides fund performance for the truncated period, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, portfolio strategy, and the investment markets, we encourage you to visit our website, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site. Also, the fund’s first annual report, dated June 30, 2012, will provide additional market perspective and commentary from our portfolio management team.

We appreciate your trust in us during these unsettled times.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of December 31, 2011
	Ticker Symbol	Since Inception(1)	Inception Date
Institutional Class	ACNKX	0.54%	12/1/11
S&P 500 Index	—	1.21%	—

(1)	Total returns for periods less than one year are not annualized.

Total Annual Fund Operating Expenses
Institutional Class 1.87%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors. In addition, its investment approach may involve higher volatility, short sales risk, leverage risk and overweighting risk. International investing involves special risks, such as political instability and currency fluctuations.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

3

Fund Characteristics

DECEMBER 31, 2011
Top Ten Long Holdings	% of net assets
Exxon Mobil Corp.	4.01%
Chevron Corp.	2.52%
Apple, Inc.	2.49%
Pfizer, Inc.	2.16%
International Business Machines Corp.	1.78%
JPMorgan Chase & Co.	1.78%
Intel Corp.	1.72%
Merck & Co., Inc.	1.57%
ConocoPhillips	1.52%
Abbott Laboratories	1.44%

Top Five Short Holdings	% of net assets
Westport Innovations, Inc.	(0.78)%
Kodiak Oil & Gas Corp.	(0.71)%
Old Republic International Corp.	(0.71)%
TAL International Group, Inc.	(0.70)%
Concur Technologies, Inc.	(0.67)%

Types of Investments in Portfolio	% of net assets
Common Stocks	127.6%
Common Stocks Sold Short	(29.5)%
Temporary Cash Investments	1.2%
Other Assets and Liabilities	0.7%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2011 to December 31, 2011 (except as noted).

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/11	Ending Account Value 12/31/11	Expenses Paid During Period(1) 7/1/11 – 12/31/11	Annualized Expense Ratio(1)
Actual
Institutional Class	$1,000	$1,005.40(2)	$1.27(3)	1.55%
Hypothetical
Institutional Class	$1,000	$1,017.34(4)	$7.86(4)	1.55%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

(2)	Ending account value based on actual return from December 1, 2011 (fund inception) through December 31, 2011.
(3)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 30, the number of days in the period from December 1, 2011 (fund inception) through December 31, 2011, divided by 366 to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

(4)
Ending account value and expenses paid during the period assumes the class had been available throughout the entire period and are calculated using the class’s annualized expense ratio listed in the table above.

6

Schedule of Investments

DECEMBER 31, 2011 (UNAUDITED)

	Shares	Value
Common Stocks(1) — 127.6%
AEROSPACE AND DEFENSE — 1.9%
Northrop Grumman Corp.	18,716	$1,094,512
United Technologies Corp.	21,910	1,601,402
		2,695,914
AIR FREIGHT AND LOGISTICS — 1.3%
United Parcel Service, Inc., Class B	26,223	1,919,261
AUTO COMPONENTS — 0.3%
Lear Corp.	11,123	442,695
AUTOMOBILES — 1.0%
Ford Motor Co.(2)	131,698	1,417,070
BEVERAGES — 2.9%
Boston Beer Co., Inc., Class A(2)	6,823	740,705
Coca-Cola Co. (The)	16,314	1,141,491
Constellation Brands, Inc., Class A(2)	47,865	989,369
Dr Pepper Snapple Group, Inc.	30,459	1,202,521
PepsiCo, Inc.	3,099	205,619
		4,279,705
BIOTECHNOLOGY — 2.8%
Amgen, Inc.	17,862	1,146,919
Biogen Idec, Inc.(2)	4,471	492,033
Celgene Corp.(2)	11,361	768,004
Gilead Sciences, Inc.(2)	18,692	765,064
Momenta Pharmaceuticals, Inc.(2)	24,284	422,299
United Therapeutics Corp.(2)	8,797	415,658
		4,009,977
BUILDING PRODUCTS — 0.7%
Masco Corp.	103,116	1,080,656
CAPITAL MARKETS — 1.3%
Investment Technology Group, Inc.(2)	86,789	938,189
Janus Capital Group, Inc.	148,121	934,644
		1,872,833
CHEMICALS — 3.6%
CF Industries Holdings, Inc.	7,604	1,102,428
Georgia Gulf Corp.(2)	39,972	779,054
Kronos Worldwide, Inc.	37,023	667,895
LyondellBasell Industries NV, Class A	5,856	190,261
Monsanto Co.	20,251	1,418,988
PPG Industries, Inc.	13,279	1,108,664
		5,267,290
COMMERCIAL BANKS — 1.9%
U.S. Bancorp	62,340	$1,686,297
Wells Fargo & Co.	40,961	1,128,885
		2,815,182
COMMERCIAL SERVICES AND SUPPLIES — 0.1%
Republic Services, Inc.	4,407	121,413
COMMUNICATIONS EQUIPMENT — 2.1%
Cisco Systems, Inc.	114,311	2,066,743
Motorola Solutions, Inc.	11,288	522,522
QUALCOMM, Inc.	8,222	449,743
		3,039,008
COMPUTERS AND PERIPHERALS — 4.1%
Apple, Inc.(2)	8,948	3,623,940
Dell, Inc.(2)	46,775	684,318
EMC Corp.(2)	32,432	698,586
Seagate Technology plc	57,468	942,475
		5,949,319
CONSTRUCTION AND ENGINEERING — 1.3%
Chicago Bridge & Iron Co. NV New York Shares	24,922	942,052
URS Corp.(2)	25,793	905,850
		1,847,902
CONSUMER FINANCE — 1.7%
American Express Co.	32,841	1,549,110
Cash America International, Inc.	19,373	903,363
		2,452,473
DIVERSIFIED CONSUMER SERVICES — 2.2%
Bridgepoint Education, Inc.(2)	41,693	958,939
Coinstar, Inc.(2)	22,107	1,008,963
ITT Educational Services, Inc.(2)	16,759	953,420
Weight Watchers International, Inc.	5,103	280,716
		3,202,038
DIVERSIFIED FINANCIAL SERVICES — 4.4%
Bank of America Corp.	135,335	752,463
Citigroup, Inc.	57,629	1,516,219
CME Group, Inc.	2,024	493,188
Interactive Brokers Group, Inc., Class A	62,852	939,009
JPMorgan Chase & Co.	77,812	2,587,249
Portfolio Recovery Associates, Inc.(2)	1,068	72,111
		6,360,239

7

Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.8%
AT&T, Inc.	40,964	$1,238,751
Verizon Communications, Inc.	48,549	1,947,786
Vonage Holdings Corp.(2)	348,821	854,612
		4,041,149
ELECTRIC UTILITIES — 0.9%
American Electric Power Co., Inc.	31,107	1,285,030
El Paso Electric Co.	544	18,844
		1,303,874
ELECTRICAL EQUIPMENT — 0.8%
Emerson Electric Co.	25,870	1,205,283
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 2.5%
FEI Co.(2)	23,213	946,626
Jabil Circuit, Inc.	48,390	951,347
Molex, Inc.	38,573	920,352
Tech Data Corp.(2)	17,170	848,370
		3,666,695
ENERGY EQUIPMENT AND SERVICES — 3.1%
Diamond Offshore Drilling, Inc.	16,934	935,773
Halliburton Co.	34,911	1,204,778
Helix Energy Solutions Group, Inc.(2)	60,281	952,440
National Oilwell Varco, Inc.	18,986	1,290,858
Schlumberger Ltd.	1,190	81,289
		4,465,138
FOOD AND STAPLES RETAILING — 1.6%
CVS Caremark Corp.	13,717	559,379
Kroger Co. (The)	6,550	158,641
SUPERVALU, Inc.	132,749	1,077,922
Wal-Mart Stores, Inc.	8,439	504,315
		2,300,257
FOOD PRODUCTS — 4.1%
B&G Foods, Inc.	18,496	445,199
Campbell Soup Co.	35,928	1,194,247
ConAgra Foods, Inc.	47,453	1,252,759
Hain Celestial Group, Inc. (The)(2)	26,378	967,017
Hershey Co. (The)	17,211	1,063,296
Mead Johnson Nutrition Co.	15,498	1,065,177
		5,987,695
HEALTH CARE EQUIPMENT AND SUPPLIES — 2.6%
Covidien plc	26,951	1,213,064
Medtronic, Inc.	39,169	1,498,214
St. Jude Medical, Inc.	29,592	1,015,006
		3,726,284
HEALTH CARE PROVIDERS AND SERVICES — 3.0%
Health Net, Inc.(2)	11,789	358,621
Humana, Inc.	12,879	1,128,329
McKesson Corp.	12,583	980,342
Molina Healthcare, Inc.(2)	43,054	961,396
WellCare Health Plans, Inc.(2)	17,491	918,277
		4,346,965
HOTELS, RESTAURANTS AND LEISURE — 2.7%
Ameristar Casinos, Inc.	50,076	865,814
Bob Evans Farms, Inc.	1,333	44,709
International Game Technology	34,266	589,375
McDonald’s Corp.	1,649	165,444
PF Chang’s China Bistro, Inc.	29,421	909,403
Yum! Brands, Inc.	23,275	1,373,458
		3,948,203
HOUSEHOLD DURABLES — 1.3%
Garmin Ltd.	7,891	314,141
Harman International Industries, Inc.	18,337	697,539
Tempur-Pedic International, Inc.(2)	16,835	884,343
		1,896,023
HOUSEHOLD PRODUCTS — 1.3%
Colgate-Palmolive Co.	3,609	333,435
Procter & Gamble Co. (The)	22,149	1,477,560
Spectrum Brands Holdings, Inc.(2)	2,735	74,939
		1,885,934
INDEPENDENT POWER PRODUCERS AND ENERGY TRADERS — 0.8%
Constellation Energy Group, Inc.	28,889	1,146,027
TransAlta Corp.	2,878	59,344
		1,205,371
INDUSTRIAL CONGLOMERATES — 1.7%
General Electric Co.	73,824	1,322,188
Tyco International Ltd.	24,260	1,133,184
		2,455,372
INSURANCE — 4.1%
Allied World Assurance Co. Holdings Ltd.	16,761	1,054,770
American Financial Group, Inc.	5,752	212,191
Amtrust Financial Services, Inc.	1,942	46,122
Arch Capital Group Ltd.(2)	9,777	363,998
Berkshire Hathaway, Inc., Class B(2)	10,261	782,914
CNA Financial Corp.	35,885	959,924

8

Shares	Value
Marsh & McLennan Cos., Inc.	10,118	$319,931
Principal Financial Group, Inc.	42,474	1,044,860
Prudential Financial, Inc.	24,105	1,208,143
		5,992,853
INTERNET AND CATALOG RETAIL — 0.7%
Expedia, Inc.	17,503	507,937
TripAdvisor, Inc.(2)	17,503	441,251
		949,188
INTERNET SOFTWARE AND SERVICES — 2.6%
Ancestry.com, Inc.(2)	40,166	922,212
Dice Holdings, Inc.(2)	108,608	900,360
Google, Inc. Class A(2)	1,528	986,935
United Online, Inc.	174,614	949,900
		3,759,407
IT SERVICES — 5.2%
Accenture plc, Class A	16,974	903,526
Alliance Data Systems Corp.(2)	8,766	910,261
CACI International, Inc., Class A(2)	16,952	947,956
International Business Machines Corp.	14,097	2,592,156
MasterCard, Inc., Class A	725	270,295
Unisys Corp.(2)	44,396	875,045
Visa, Inc., Class A	9,945	1,009,716
		7,508,955
MACHINERY — 2.7%
AGCO Corp.(2)	22,703	975,548
Briggs & Stratton Corp.	4,860	75,281
Cummins, Inc.	11,599	1,020,944
Parker-Hannifin Corp.	12,440	948,550
Sauer-Danfoss, Inc.(2)	24,786	897,501
		3,917,824
MEDIA — 1.9%
CBS Corp., Class B	43,900	1,191,446
DISH Network Corp., Class A	4,575	130,296
Time Warner, Inc.	37,942	1,371,224
		2,692,966
METALS AND MINING — 2.7%
Alcoa, Inc.	28,128	243,307
Coeur d’Alene Mines Corp.(2)	35,889	866,361
Freeport-McMoRan Copper & Gold, Inc.	35,704	1,313,550
Hecla Mining Co.	17,308	90,521
Nevsun Resources Ltd.	99,168	548,399
Pan American Silver Corp.	6,200	135,222
Teck Resources Ltd.	19,637	691,026
		3,888,386
MULTI-UTILITIES — 1.8%
Ameren Corp.	35,873	1,188,472
Consolidated Edison, Inc.	22,320	1,384,510
		2,572,982
MULTILINE RETAIL — 1.5%
Dillard’s, Inc., Class A	19,577	878,616
Macy’s, Inc.	33,211	1,068,730
Saks, Inc.(2)	27,455	267,686
		2,215,032
OIL, GAS AND CONSUMABLE FUELS — 13.2%
Anadarko Petroleum Corp.	15,307	1,168,383
Chevron Corp.	34,410	3,661,224
ConocoPhillips	30,391	2,214,592
CVR Energy, Inc.(2)	51,192	958,826
Energy XXI Bermuda Ltd.(2)	30,919	985,698
Exxon Mobil Corp.	68,867	5,837,167
Occidental Petroleum Corp.	364	34,107
Suncor Energy, Inc.	17,771	512,338
Tesoro Corp.(2)	43,238	1,010,040
Valero Energy Corp.	52,685	1,109,019
W&T Offshore, Inc.	45,690	969,085
Western Refining, Inc.(2)	57,184	759,975
		19,220,454
PAPER AND FOREST PRODUCTS — 1.4%
Domtar Corp.	11,405	911,944
International Paper Co.	39,055	1,156,028
		2,067,972
PERSONAL PRODUCTS — 0.5%
Estee Lauder Cos., Inc. (The), Class A	6,968	782,646
PHARMACEUTICALS — 7.8%
Abbott Laboratories	37,256	2,094,905
Bristol-Myers Squibb Co.	15,534	547,418
Eli Lilly & Co.	39,019	1,621,630
Johnson & Johnson	21,446	1,406,429
Merck & Co., Inc.	60,559	2,283,074
Pfizer, Inc.	145,089	3,139,726
ViroPharma, Inc.(2)	9,403	257,548
		11,350,730
PROFESSIONAL SERVICES — 0.3%
Towers Watson & Co., Class A	6,214	372,405
REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.8%
Brandywine Realty Trust	41,371	393,025
PS Business Parks, Inc.	10,689	592,491
Simon Property Group, Inc.	6,102	786,792
Taubman Centers, Inc.	14,724	914,360
		2,686,668

9

Shares	Value
ROAD AND RAIL — 1.6%
Canadian National Railway Co.	11,968	$940,206
Con-way, Inc.	32,856	958,081
Dollar Thrifty Automotive Group, Inc.(2)	6,656	467,651
		2,365,938
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 3.4%
Applied Materials, Inc.	103,251	1,105,818
GT Advanced Technologies, Inc.(2)	25,703	186,090
Intel Corp.	103,124	2,500,757
Novellus Systems, Inc.(2)	27,784	1,147,201
NVIDIA Corp.(2)	3,539	49,051
		4,988,917
SOFTWARE — 5.3%
Activision Blizzard, Inc.	75,017	924,210
Cadence Design Systems, Inc.(2)	89,168	927,347
JDA Software Group, Inc.(2)	29,746	963,473
Mentor Graphics Corp.(2)	49,206	667,233
Microsoft Corp.	57,443	1,491,220
Oracle Corp.	78,981	2,025,863
Symantec Corp.(2)	45,456	711,386
		7,710,732
SPECIALTY RETAIL — 3.9%
Best Buy Co., Inc.	39,422	921,292
Foot Locker, Inc.	9,835	234,466
GameStop Corp., Class A(2)	31,847	768,468
Home Depot, Inc. (The)	43,261	1,818,693
PetSmart, Inc.	20,226	1,037,392
Select Comfort Corp.(2)	44,368	962,342
		5,742,653
TEXTILES, APPAREL AND LUXURY GOODS — 0.8%
Iconix Brand Group, Inc.(2)	16,808	273,802
Jones Group, Inc. (The)	91,132	961,443
		1,235,245
TRADING COMPANIES AND DISTRIBUTORS — 0.3%
Beacon Roofing Supply, Inc.(2)	19,022	384,815
WIRELESS TELECOMMUNICATION SERVICES — 1.3%
Sprint Nextel Corp.(2)	67,110	157,038
Telephone & Data Systems, Inc.	34,143	883,962
United States Cellular Corp.(2)	19,994	872,338
		1,913,338
TOTAL COMMON STOCKS (Cost $185,223,682)		185,527,324
Temporary Cash Investments — 1.2%
Repurchase Agreement, Bank America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 3.125%, 5/15/21, valued at $581,622), in a joint trading account at 0.00%, dated 12/30/11, due 1/3/12 (Delivery value $568,422)		568,422
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.75%, 5/31/16, valued at $289,851), in a joint trading account at 0.01%, dated 12/30/11, due 1/3/12 (Delivery value $284,211)		284,211
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.75%, 2/15/37, valued at $580,730), in a joint trading account at 0.02%, dated 12/30/11, due 1/3/12 (Delivery value $568,423)		568,422
SSgA U.S. Government Money Market Fund	335,245	335,245
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,756,300)		1,756,300
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 128.8%(Cost $186,979,982)		187,283,624
Common Stocks Sold Short — (29.5)%
AEROSPACE AND DEFENSE — (0.5)%
AAR Corp.	(42,425)	(813,287)
BIOTECHNOLOGY — (1.9)%
Ariad Pharmaceuticals, Inc.	(20,294)	(248,602)
Dendreon Corp.	(45,207)	(343,573)
Human Genome Sciences, Inc.	(50,314)	(371,820)
Ironwood Pharmaceuticals, Inc.	(28,910)	(346,053)
Medivation, Inc.	(7,411)	(341,721)
Savient Pharmaceuticals, Inc.	(163,278)	(364,110)
Theravance, Inc.	(15,143)	(334,660)
Vertex Pharmaceuticals, Inc.	(11,162)	(370,690)
		(2,721,229)
CAPITAL MARKETS — (0.8)%
Ares Capital Corp.	(12,256)	(189,355)
Prospect Capital Corp.	(100,778)	(936,228)
		(1,125,583)
CHEMICALS — (0.2)%
Ashland, Inc.	(4,269)	(244,016)
COMMERCIAL SERVICES AND SUPPLIES — (0.2)%
Interface, Inc. Class A	(22,365)	(258,092)

10

Shares	Value
COMMUNICATIONS EQUIPMENT — (1.2)%
InterDigital, Inc.	(22,179)	$(966,339)
Viasat, Inc.	(18,481)	(852,344)
		(1,818,683)
CONTAINERS AND PACKAGING — (0.4)%
Rock-Tenn Co., Class A	(9,947)	(573,942)
ELECTRICAL EQUIPMENT — (0.6)%
GrafTech International Ltd.	(68,992)	(941,741)
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — (0.9)%
Benchmark Electronics, Inc.	(35,768)	(481,795)
Scansource, Inc.	(23,538)	(847,368)
		(1,329,163)
ENERGY EQUIPMENT AND SERVICES — (1.3)%
Lufkin Industries, Inc.	(4,537)	(305,386)
McDermott International, Inc.	(83,408)	(960,026)
Noble Corp.	(8,963)	(270,862)
Tidewater, Inc.	(7,204)	(355,157)
		(1,891,431)
FOOD PRODUCTS — (1.3)%
Green Mountain Coffee Roasters, Inc.	(4,488)	(201,287)
Pilgrim’s Pride Corp.	(148,264)	(854,000)
Sanderson Farms, Inc.	(17,921)	(898,380)
		(1,953,667)
HEALTH CARE EQUIPMENT AND SUPPLIES — (0.9)%
DexCom, Inc.	(53,050)	(493,896)
Neogen Corp.	(24,855)	(761,557)
		(1,255,453)
HEALTH CARE PROVIDERS AND SERVICES — (1.3)%
Catalyst Health Solutions, Inc.	(17,332)	(901,264)
Kindred Healthcare, Inc.	(80,619)	(948,886)
		(1,850,150)
HOUSEHOLD DURABLES — (1.2)%
KB Home	(14,684)	(98,677)
M.D.C. Holdings, Inc.	(38,743)	(683,039)
Ryland Group, Inc.	(61,049)	(962,132)
		(1,743,848)
INSURANCE — (2.0)%
American International Group, Inc.	(35,027)	(812,626)
Enstar Group Ltd.	(2,860)	(280,852)
Old Republic International Corp.	(111,263)	(1,031,408)
OneBeacon Insurance Group Ltd. Class A	(17,469)	(268,848)
Primerica, Inc.	(21,708)	(504,494)
		(2,898,228)
INTERNET SOFTWARE AND SERVICES — (0.6)%
Equinix, Inc.	(9,249)	(937,849)
IT SERVICES — (0.7)%
Wright Express Corp.	(17,810)	(966,727)
MACHINERY — (1.2)%
Chart Industries, Inc.	(2,369)	(128,092)
Terex Corp.	(36,244)	(489,656)
Westport Innovations, Inc.	(34,037)	(1,131,390)
		(1,749,138)
MEDIA — (0.6)%
Imax Corp.	(47,559)	(871,756)
METALS AND MINING — (2.4)%
AK Steel Holding Corp.	(117,075)	(967,039)
North American Palladium Ltd.	(132,838)	(338,737)
Northern Dynasty Minerals Ltd.	(16,498)	(99,648)
Rubicon Minerals Corp.	(242,254)	(915,720)
Thompson Creek Metals Co., Inc.	(137,735)	(958,636)
US Gold Corp.	(52,626)	(176,823)
		(3,456,603)
OIL, GAS AND CONSUMABLE FUELS — (2.2)%
Clean Energy Fuels Corp.	(10,421)	(129,846)
Kodiak Oil & Gas Corp.	(109,260)	(1,037,970)
Kosmos Energy Ltd.	(23,965)	(293,811)
Northern Oil and Gas, Inc.	(32,954)	(790,237)
Sunoco, Inc.	(5,737)	(235,332)
World Fuel Services Corp.	(18,580)	(779,988)
		(3,267,184)
PAPER AND FOREST PRODUCTS — (0.2)%
Louisiana-Pacific Corp.	(30,010)	(242,181)
PHARMACEUTICALS — (0.2)%
VIVUS, Inc.	(33,803)	(329,579)
REAL ESTATE MANAGEMENT AND DEVELOPMENT — (0.6)%
Howard Hughes Corp. (The)	(19,085)	(842,984)
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — (1.5)%
First Solar, Inc.	(28,555)	(964,017)
Formfactor, Inc.	(48,428)	(245,045)
MEMC Electronic Materials, Inc.	(240,472)	(947,460)
		(2,156,522)
SOFTWARE — (0.8)%
Ariba, Inc.	(7,412)	(208,129)
Concur Technologies, Inc.	(19,194)	(974,863)
		(1,182,992)
SPECIALTY RETAIL — (1.1)%
CarMax, Inc.	(29,820)	(908,913)
OfficeMax, Inc.	(153,507)	(696,922)
		(1,605,835)

11

Shares	Value
TEXTILES, APPAREL AND LUXURY GOODS — (1.2)%
Skechers U.S.A., Inc., Class A	(75,877)	$(919,629)
Under Armour, Inc., Class A	(12,221)	(877,346)
		(1,796,975)
THRIFTS AND MORTGAGE FINANCE — (0.1)%
MGIC Investment Corp.	(21,526)	(80,292)
TRADING COMPANIES AND DISTRIBUTORS — (1.4)%
TAL International Group, Inc.	(35,382)	(1,018,648)
Textainer Group Holdings Ltd.	(29,097)	(847,305)
Watsco, Inc.	(2,985)	(195,995)
		(2,061,948)
TOTAL COMMON STOCKS SOLD SHORT — (29.5)% (Proceeds $43,637,111)		(42,967,078)
OTHER ASSETS AND LIABILITIES — 0.7%		1,082,296
TOTAL NET ASSETS — 100.0%		$145,398,842

Notes to Schedule of Investments

(1)	Securities may be pledged as collateral for securities sold short. At the period end, the value of securities pledged was $42,967,078.
(2)	Non-income producing.

See Notes to Financial Statements.

12

Statement of Assets and Liabilities

DECEMBER 31, 2011 (UNAUDITED)
Assets
Investment securities, at value (cost of $186,979,982)	$187,283,624
Deposits with broker for securities sold short	1,074,971
Receivable for capital shares sold	2,167
Dividends and interest receivable	149,460
188,510,222

Liabilities
Securities sold short, at value (proceeds of $43,637,111)	42,967,078
Disbursements in excess of demand deposit cash	70
Accrued management fees	130,175
Dividend expense payable on securities sold short	13,134
Broker fees and charges payable on securities sold short	923
43,111,380

Net Assets	$145,398,842

Institutional Class Capital Shares, $0.01 Par Value
Shares authorized	100,000,000
Shares outstanding	14,460,846

Net Asset Value Per Share	$10.05

Net Assets Consist of:
Capital (par value and paid-in surplus)	$144,604,036
Accumulated net investment loss	(21,411)
Accumulated net realized loss	(157,522)
Net unrealized appreciation	973,739
$145,398,842

See Notes to Financial Statements.

13

Statement of Operations

FOR THE PERIOD ENDED DECEMBER 31, 2011 (UNAUDITED)(1)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $4,740)	$222,203
Interest	102
222,305
Expenses:
Dividend expense on securities sold short	21,090
Broker fees and charges on securities sold short	30,297
Management fees	130,175
181,562

Net investment income (loss)	40,743

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(232,591)
Securities sold short transactions	75,101
Foreign currency transactions	(32)
(157,522)

Change in net unrealized appreciation (depreciation) on:
Investments	303,642
Securities sold short	670,033
Translation of assets and liabilities in foreign currencies	64
973,739

Net realized and unrealized gain (loss)	816,217

Net Increase (Decrease) in Net Assets Resulting from Operations	$856,960

(1)    December 1, 2011 (fund inception) through December 31, 2011.

See Notes to Financial Statements.

14

Statement of Changes in Net Assets

PERIOD ENDED DECEMBER 31, 2011 (UNAUDITED)(1)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$40,743
Net realized gain (loss)	(157,522)
Change in net unrealized appreciation (depreciation)	973,739
Net increase (decrease) in net assets resulting from operations	856,960

Distributions to Shareholders
From net investment income	(62,154)

Capital Share Transactions
Proceeds from shares sold	144,578,524
Proceeds from reinvestment of distributions	62,154
Payments for shares redeemed	(36,642)
Net increase (decrease) in net assets from capital share transactions	144,604,036

Net increase (decrease) in net assets	145,398,842

Net Assets
End of period	$145,398,842

Accumulated net investment loss	$(21,411)

Transactions in Shares of the Fund
Sold	14,458,359
Issued in reinvestment of distributions	6,130
Redeemed	(3,643)
Net increase (decrease) in shares of the fund	14,460,846

(1)    December 1, 2011 (fund inception) through December 31, 2011.

See Notes to Financial Statements.

15

Statement of Cash Flows

FOR THE PERIOD ENDED DECEMBER 31, 2011 (UNAUDITED)(1)
Cash Flows From (Used In) Operating Activities
Net increase (decrease) in net assets resulting from operations	$856,960
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash from (used in) operating activities:
Investments purchased	(194,048,546)
Investments sold	8,592,273
Purchases to cover securities sold short	(5,636,374)
Securities sold short	49,348,586
(Increase) decrease in short-term investments	(1,756,300)
(Increase) decrease in deposits with broker for securities sold short	(1,074,971)
(Increase) decrease in dividends and interest receivable	(149,460)
Increase (decrease) in dividend expense payable on securities sold short	13,134
Increase (decrease) in broker fees and charges payable on securities sold short	923
Increase (decrease) in accrued management fees	130,175
Change in net unrealized (appreciation) depreciation on investments	(303,642)
Net realized (gain) loss on investment transactions	232,591
Change in net unrealized (appreciation) depreciation on securities sold short	(670,033)
Net realized (gain) loss on securities sold short transactions	(75,101)
Net cash from (used in) operating activities	(144,539,785)

Cash Flows From (Used In) Financing Activities
Proceeds from shares sold	144,576,357
Payments for shares redeemed	(36,642)
Disbursements in excess of demand deposit cash	70
Distributions paid, net of reinvestments	—
Net cash from (used in) financing activities	144,539,785

Net Increase (Decrease) In Cash:	—
Cash at beginning of period	—
Cash at end of period	—

Supplemental disclosure of cash flow information:
Non cash financing activities not included herein consist of all reinvestment of distributions of $62,154.

(1)    December 1, 2011 (fund inception) through December 31, 2011.

See Notes to Financial Statements.

16

Notes to Financial Statements

DECEMBER 31, 2011 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. NT Core Equity Plus Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth. The fund pursues its objective by investing primarily in large capitalization common stocks. The fund buys, or takes long positions in, equity securities that have been identified as most attractive. The fund takes short positions in equity securities that have been identified as least attractive. The fund invests approximately 130% in long positions and 30% in short positions though it may range from 110% to 150% long and 10% to 50% short. The fund is not permitted to invest in any securities issued by companies assigned by the Global Industry Classification Standard to the tobacco industry. The Institutional Class commenced sale on December 1, 2011, the fund’s inception date.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

17

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Securities Sold Short —The fund may enter into a short sale, which is selling a security it does not own, as part of its normal investment activities. Upon selling a security short, the fund will segregate cash, cash equivalents or other appropriate liquid securities in at least an amount equal to the current market value of the securities sold short until the fund replaces the borrowed security. Interest earned on segregated cash for securities sold short is reflected as interest income. The fund is required to pay any dividends or interest due on securities sold short. Such dividends and interest are recorded as an expense. The fund may pay fees or charges on the assets borrowed for securities sold short. Liabilities for securities sold short are valued daily and changes in value are recorded as unrealized appreciation (depreciation) on securities sold short. The fund records realized gain (loss) on a security sold short when it is terminated by the fund and includes as a component of realized gain (loss) on securities sold short transactions.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. All tax years for the fund remain subject to examination by tax authorities. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid semiannually. Distributions from net realized gains, if any, are generally declared and paid annually.

18

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Statement of Cash Flows — The beginning of period and end of period cash in the Statement of Cash Flows is the amount of domestic and foreign currency included in the fund’s Statement of Assets and Liabilities and represents the cash on hand at its custodian and does not include any short-term investments or deposits with brokers for securities sold short.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.9680% to 1.1500%. The rates for the Complex Fee range from 0.0500% to 0.1100%. The effective annual management fee for the period December 1, 2011 (fund inception) through December 31, 2011 was 1.11%.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc., the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC. The fund is wholly owned, in aggregate, by various funds in a series issued by American Century Asset Allocation Portfolios, Inc. (ACAAP). ACAAP does not invest in the fund for the purpose of exercising management or control.

4. Investment Transactions

Purchases and sales of investment securities and securities sold short, excluding short-term investments, for the period December 1, 2011 (fund inception) through December 31, 2011 were $199,684,920 and $57,938,523, respectively.

5. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

19

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$173,685,676	—	—
Foreign Common Stocks	11,841,648	—	—
Temporary Cash Investments	335,245	$1,421,055	—
Total Value of Investment Securities	$185,862,569	$1,421,055	—

Securities Sold Short
Domestic Common Stocks	$(38,099,477)	—	—
Foreign Common Stocks	(4,867,601)	—	—
Total Value of Securities Sold Short	$(42,967,078)	—	—

6. Risk Factors

The fund’s investment strategy utilizes leverage, which can increase market exposure and subject the fund to greater risk and higher volatility.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

The fund is subject to short sales risk. If the market price of a security increases after the fund borrows the security, the fund may suffer a loss when it replaces the borrowed security at the higher price. Any loss will be increased by the amount of compensation, interest or dividends, and transaction costs the fund must pay to the lender of the borrowed security.

If the fund is overweighted in a stock or sector, any negative development related to that stock or sector will have a greater impact on the fund than other funds that are not overweighted in that stock or sector.

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

7. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$187,157,671
Gross tax appreciation of investments	$ 4,641,220
Gross tax depreciation of investments	(4,515,267)
Net tax appreciation (depreciation) of investments	$125,953
Net tax appreciation (depreciation) on securities sold short	$651,735
Net tax appreciation (depreciation)	$777,688

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

20

Financial Highlights

For a Share Outstanding Throughout the Period Indicated
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (excluding expenses on securities sold short)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Institutional Class
2011(3)	$10.00	—(4)	0.05	0.05	—(4)	$10.05	0.54%	1.55%(5)	1.11%(5)	0.35%(5)	31%	$145,399

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)	December 1, 2011 (fund inception) through December 31, 2011 (unaudited).
(4)	Per-share amount was less than $0.005.
(5)	Annualized.

See Notes to Financial Statements.

21

Approval of Management Agreement

The Fund’s Board of Directors unanimously approved the initial management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, new contracts for investment advisory services are required to be approved by a majority of a fund’s independent directors (the “Directors”) each year and to be evaluated on an annual basis thereafter.

In advance of the Board’s consideration, the Advisor provided information concerning the fund. The materials circulated and the discussions held detailed the investment objective and strategy proposed to be utilized by the Advisor, the Fund’s characteristics and key attributes, the rationale for launching the Fund, the experience of the staff designated to manage the Fund, the proposed pricing, and the markets in which the Fund would be sold. The information considered and the discussions held included, but were not limited to

•	the nature, extent, and quality of investment management, shareholder services, and other services to be provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor would provide to the Fund and its shareholders on a routine and non-routine basis;

•	the Fund’s proposed investment objective and strategy, including a discussion of the Fund’s anticipated investment performance and proposed benchmark;

•	data comparing the cost of owning the Fund to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	consideration of collateral benefits derived by the Advisor from the management of the Fund and any potential economies of scale relating thereto.

American Century Investments’ funds utilize a unified management fee structure. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Advisor and Board believe the unified fee structure is a benefit to fund shareholders because it clearly discloses to shareholders the cost of owning fund shares, and, because the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies.

22

When considering the approval of the management agreement for the Fund, the Board considered the entrepreneurial risk that the Advisor assumes in launching a new fund. In particular, they considered the effect of the unified management fee structure and the fact that the Advisor will assume a substantial part of the start-up costs of the Fund and the risk that the Fund will grow to a level that will become profitable to the Advisor. The Board considered the position that the Fund would take in the lineup of the American Century Investments’ family of funds and the benefits to shareholders of existing funds of the broadened product offering. Finally, while not specifically discussed, but important in the decision to approve the management agreement, is the Directors’ familiarity with the Advisor. The Board oversees and evaluates on a continuous basis the nature and quality of all services the Advisor performs for other funds within the American Century Investments’ complex. As such, the Directors have confidence in the Advisor’s integrity and competence in providing services to the Fund.

In their deliberations, the Board did not identify any particular information that was all-important or controlling, and each Director attributed different weights to various factors. However, based on their evaluation of all material factors and assisted by the advice of independent legal counsel, the Directors, concluded that the overall arrangements between the Fund and the Advisor, as provided in the management agreement, were fair and reasonable in light of the services to be performed and should be approved.

23

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Quantitative Equity Funds, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2012 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-74328   1202

SEMIANNUAL REPORT                      DECEMBER 31, 2011

NT Small Company Fund

President’s Letter	2
Performance	3
Fund Characteristics	4
Shareholder Fee Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	14
Statement of Operations	15
Statement of Changes in Net Assets	16
Notes to Financial Statements	17
Financial Highlights	22
Additional Information	23

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

       Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended December 31, 2011. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, portfolio strategy, and the investment markets, we encourage you to visit our website, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site. Also, the fund’s next annual report, dated June 30, 2012, will provide additional market perspective and commentary from our portfolio management team.

Macroeconomic and Financial Market Overview

This six-month reporting period differed dramatically from the 12 months that preceded it. As the period covered by this report opened in July 2011, U.S. stock investors had just enjoyed a span during the last half of 2010 and the first half of 2011 in which the broad market climbed approximately 30%, boosted by growth and optimism related to monetary and fiscal intervention in 2010. Meanwhile, U.S. bond returns were generally lower and more mixed.

However, U.S. economic growth slowed considerably in 2011 from its 2010 levels, and optimism faded in the late spring and summer of last year as financial and economic challenges emerged. High fuel prices, declining U.S. home values, elevated U.S. unemployment rates, natural disasters, federal budget management concerns in the U.S., and a resurgence of the European sovereign debt crisis ebbed the economic tide and investors’ risk tolerance.

Six-month returns, as of December 31, 2011, generally reflected a more risk-averse investor mindset—the Barclays Capital U.S. Aggregate Bond Index returned 4.98%, compared with –3.69% for the S&P 500 Index. But 2011 ended on a better economic and financial note than many anticipated. More risk tolerance returned in the fourth quarter as concerns about Europe eased. However, further volatility appears likely in 2012 as uncertainties regarding European debt, economic strength, government budget deficits, and the U.S. presidential election potentially sway the markets.

We believe strongly in adhering to a disciplined, diversified, long-term investment approach during volatile periods, and we appreciate your continued trust in us during these unsettled times.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of December 31, 2011
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
Institutional Class	ACLOX	-7.08%	-0.81%	-2.43%	-2.46%	5/12/06
S&P SmallCap 600 Index	—	-6.06%	1.02%	1.94%	2.07%(2)	—

(1)	Total returns for periods less than one year are not annualized.
(2)	Since 4/30/06, the date nearest Institutional Class’s inception for which data are available.

Total Annual Fund Operating Expenses
Institutional Class 0.70%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. Historically, small company stocks have been more volatile than the stocks of larger, more established companies.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

3

Fund Characteristics

DECEMBER 31, 2011
Top Ten Holdings	% of net assets
Tanger Factory Outlet Centers	0.8%
Centene Corp.	0.7%
ViroPharma, Inc.	0.7%
EMCOR Group, Inc.	0.7%
FEI Co.	0.7%
Mid-America Apartment Communities, Inc.	0.6%
Belden, Inc.	0.6%
Old Dominion Freight Line, Inc.	0.6%
Magellan Health Services, Inc.	0.6%
Moog, Inc., Class A	0.6%

Top Five Industries	% of net assets
Real Estate Investment Trusts (REITs)	6.6%
Semiconductors and Semiconductor Equipment	5.2%
Commercial Banks	4.4%
Health Care Providers and Services	3.8%
Specialty Retail	3.8%

Types of Investments in Portfolio	% of net assets
Common Stocks	98.8%
Temporary Cash Investments	1.1%
Other Assets and Liabilities	0.1%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2011 to December 31, 2011.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/11	Ending Account Value 12/31/11	Expenses Paid During Period(1) 7/1/11 – 12/31/11	Annualized Expense Ratio(1)
Actual
Institutional Class	$1,000	$929.20	$3.35	0.69%
Hypothetical
Institutional Class	$1,000	$1,021.67	$3.51	0.69%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

6

Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Shares	Value
Common Stocks — 98.8%
AEROSPACE AND DEFENSE — 1.5%
Aerovironment, Inc.(1)	15,186	$477,904
Cubic Corp.	12,983	565,929
Curtiss-Wright Corp.	1,753	61,933
Moog, Inc., Class A(1)	18,106	795,397
Teledyne Technologies, Inc.(1)	2,486	136,357
		2,037,520
AIR FREIGHT AND LOGISTICS — 0.4%
Forward Air Corp.	5,399	173,038
Park-Ohio Holdings Corp.(1)	21,512	383,774
		556,812
AIRLINES — 0.3%
Alaska Air Group, Inc.(1)	4,889	367,115
AUTO COMPONENTS — 0.6%
Spartan Motors, Inc.	77,879	374,598
Standard Motor Products, Inc.	22,617	453,471
		828,069
BEVERAGES — 0.3%
Coca-Cola Bottling Co. Consolidated	5,084	297,668
National Beverage Corp.(1)	8,625	138,604
		436,272
BIOTECHNOLOGY — 1.8%
Cubist Pharmaceuticals, Inc.(1)	16,653	659,792
Genomic Health, Inc.(1)	457	11,603
Momenta Pharmaceuticals, Inc.(1)	27,185	472,747
PDL BioPharma, Inc.	57,110	354,082
Progenics Pharmaceuticals, Inc.(1)	16,440	140,397
Spectrum Pharmaceuticals, Inc.(1)	28,352	414,790
United Therapeutics Corp.(1)	8,491	401,200
		2,454,611
BUILDING PRODUCTS — 0.3%
Gibraltar Industries, Inc.(1)	33,024	461,015
CAPITAL MARKETS — 1.5%
Artio Global Investors, Inc.	5,285	25,791
Calamos Asset Management, Inc., Class A	31,341	392,076
Diamond Hill Investment Group, Inc.	3,814	282,160
INTL FCStone, Inc.(1)	13,584	320,175
Investment Technology Group, Inc.(1)	31,179	337,045
Kohlberg Capital Corp.	8,963	$56,556
Pzena Investment Management, Inc., Class A	29,476	127,631
SWS Group, Inc.	12,021	82,584
Virtus Investment Partners, Inc.(1)	4,754	361,352
Waddell & Reed Financial, Inc.	337	8,347
		1,993,717
CHEMICALS — 1.5%
Flotek Industries, Inc.(1)	33,348	332,146
Georgia Gulf Corp.(1)	16,885	329,088
Innophos Holdings, Inc.	7,014	340,600
Innospec, Inc.(1)	11,888	333,696
Minerals Technologies, Inc.	3,343	188,980
Rockwood Holdings, Inc.(1)	3,787	149,094
Sensient Technologies Corp.	10,453	396,169
		2,069,773
COMMERCIAL BANKS — 4.4%
Bank of the Ozarks, Inc.	5,359	158,787
CapitalSource, Inc.	6,562	43,965
Central Pacific Financial Corp.(1)	20,922	270,312
City Holding Co.	4,916	166,603
City National Corp.	5,345	236,142
Columbia Banking System, Inc.	29,832	574,863
Community Bank System, Inc.	21,767	605,123
Enterprise Financial Services Corp.	11,204	165,819
F.N.B. Corp.	6,559	74,182
First Financial Bancorp	31,542	524,859
First Financial Bankshares, Inc.	2,494	83,375
First Midwest Bancorp, Inc.	14,910	151,038
Independent Bank Corp.	2,759	75,293
NBT Bancorp, Inc.	21,108	467,120
Old National Bancorp	5,491	63,970
PacWest Bancorp	22,395	424,385
Pinnacle Financial Partners, Inc.(1)	12,050	194,608
Signature Bank(1)	5,679	340,683
Sterling Financial Corp.(1)	5,084	84,903
Tompkins Financial Corp.	6,723	258,903
Trustmark Corp.	11,663	283,294
UMB Financial Corp.	15,811	588,960
Westamerica Bancorp.	4,545	199,526
		6,036,713

7

Shares	Value
COMMERCIAL SERVICES AND SUPPLIES — 1.2%
Consolidated Graphics, Inc.(1)	1,920	$92,698
G&K Services, Inc., Class A	147	4,279
Herman Miller, Inc.	15,537	286,658
Intersections, Inc.	9,217	102,216
Knoll, Inc.	19,825	294,401
Standard Parking Corp.(1)	4,655	83,185
Tetra Tech, Inc.(1)	33,484	722,920
TRC Cos., Inc.(1)	17,228	103,540
		1,689,897
COMMUNICATIONS EQUIPMENT — 1.2%
Arris Group, Inc.(1)	11,021	119,247
Blue Coat Systems, Inc.(1)	6,897	175,529
Brocade Communications Systems, Inc.(1)	60,766	315,376
Comtech Telecommunications Corp.	19,547	559,435
Plantronics, Inc.	10,762	383,558
Symmetricom, Inc.(1)	10,147	54,692
		1,607,837
COMPUTERS AND PERIPHERALS — 1.3%
Cray, Inc.(1)	48,477	313,646
QLogic Corp.(1)	24,541	368,115
Rimage Corp.	1,792	20,160
Synaptics, Inc.(1)	23,361	704,334
Xyratex Ltd.	24,169	321,931
		1,728,186
CONSTRUCTION AND ENGINEERING — 1.7%
EMCOR Group, Inc.	33,506	898,296
Foster Wheeler AG(1)	6,532	125,023
Michael Baker Corp.(1)	10,449	204,905
MYR Group, Inc.(1)	5,196	99,451
Primoris Services Corp.	30,813	460,038
Sterling Construction Co., Inc.(1)	11,032	118,815
URS Corp.(1)	10,693	375,538
		2,282,066
CONSTRUCTION MATERIALS†
United States Lime & Minerals, Inc.(1)	359	21,579
CONSUMER FINANCE — 1.7%
Advance America Cash Advance Centers, Inc.	45,998	411,682
Cash America International, Inc.	14,696	685,274
First Cash Financial Services, Inc.(1)	16,843	591,021
World Acceptance Corp.(1)	9,503	698,471
		2,386,448
CONTAINERS AND PACKAGING — 0.4%
Boise, Inc.	47,510	338,271
Myers Industries, Inc.	21,236	262,052
		600,323
DIVERSIFIED CONSUMER SERVICES — 1.8%
American Public Education, Inc.(1)	13,605	588,824
Bridgepoint Education, Inc.(1)	17,247	396,681
Coinstar, Inc.(1)	16,771	765,429
CPI Corp.	15,154	27,429
ITT Educational Services, Inc.(1)	5,117	291,106
Sotheby’s	10,213	291,377
Steiner Leisure, Ltd.(1)	2,546	115,563
		2,476,409
DIVERSIFIED FINANCIAL SERVICES — 0.6%
Asta Funding, Inc.	2,004	15,992
Interactive Brokers Group, Inc., Class A	39,839	595,195
MarketAxess Holdings, Inc.	8,051	242,415
		853,602
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
Premiere Global Services, Inc.(1)	29,642	251,068
Vonage Holdings Corp.(1)	134,216	328,829
		579,897
ELECTRIC UTILITIES — 1.3%
Empire District Electric Co. (The)	15,559	328,139
Hawaiian Electric Industries, Inc.	9,862	261,146
MGE Energy, Inc.	9,496	444,128
UniSource Energy Corp.	20,598	760,478
		1,793,891
ELECTRICAL EQUIPMENT — 1.1%
Belden, Inc.	25,498	848,573
Generac Holdings, Inc.(1)	13,160	368,875
Powell Industries, Inc.(1)	5,479	171,383
Ultralife Corp.(1)	21,128	84,935
		1,473,766
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 3.1%
Agilysys, Inc.(1)	4,359	34,654
Anixter International, Inc.(1)	40	2,386
Brightpoint, Inc.(1)	12,036	129,507
Coherent, Inc.(1)	55	2,875
Electro Scientific Industries, Inc.(1)	18,940	274,251
FEI Co.(1)	21,906	893,327

8

Shares	Value
Itron, Inc.(1)	8,746	$312,844
KEMET Corp.(1)	49,443	348,573
Littelfuse, Inc.	10,584	454,900
LoJack Corp.(1)	55,654	170,858
MTS Systems Corp.	4,955	201,916
Newport Corp.(1)	34,391	468,061
Pulse Electronics Corp.	48,482	135,750
Radisys Corp.(1)	23,310	117,949
SYNNEX Corp.(1)	4,943	150,564
Tech Data Corp.(1)	6,868	339,348
Vishay Intertechnology, Inc.(1)	26,414	237,462
		4,275,225
ENERGY EQUIPMENT AND SERVICES — 1.4%
Gulf Island Fabrication, Inc.	7,669	224,012
Helix Energy Solutions Group, Inc.(1)	24,771	391,382
ION Geophysical Corp.(1)	81,288	498,295
OYO Geospace Corp.(1)	537	41,526
Parker Drilling Co.(1)	47,889	343,364
Willbros Group, Inc.(1)	96,300	353,421
		1,852,000
FOOD AND STAPLES RETAILING — 0.8%
Andersons, Inc. (The)	11,878	518,593
Spartan Stores, Inc.	28,174	521,219
SUPERVALU, Inc.	9,257	75,167
		1,114,979
FOOD PRODUCTS — 2.7%
B&G Foods, Inc.	27,984	673,575
Cal-Maine Foods, Inc.	13,323	487,222
Darling International, Inc.(1)	31,825	422,954
Dean Foods Co.(1)	32,286	361,603
Farmer Bros. Co.	9,551	72,970
Fresh Del Monte Produce, Inc.	15,053	376,476
J&J Snack Foods Corp.	9,463	504,189
Omega Protein Corp.(1)	46,348	330,461
Overhill Farms, Inc.(1)	44,606	165,488
Smart Balance, Inc.(1)	20,285	108,728
TreeHouse Foods, Inc.(1)	3,635	237,656
		3,741,322
GAS UTILITIES — 1.8%
Chesapeake Utilities Corp.	2,518	109,155
Laclede Group, Inc. (The)	16,151	653,631
New Jersey Resources Corp.	12,436	611,851
Southwest Gas Corp.	15,424	655,366
WGL Holdings, Inc.	10,732	474,569
		2,504,572
HEALTH CARE EQUIPMENT AND SUPPLIES — 2.9%
Align Technology, Inc.(1)	32,759	777,207
Arthrocare Corp.(1)	9,998	316,737
Cooper Cos., Inc. (The)	4,220	297,594
CryoLife, Inc.(1)	11,943	57,326
Cynosure, Inc., Class A(1)	9,139	107,475
DynaVox, Inc., Class A(1)	12,628	45,966
Greatbatch, Inc.(1)	24,648	544,721
Haemonetics Corp.(1)	5,642	345,403
Invacare Corp.	27,065	413,824
Kensey Nash Corp.(1)	17,882	343,155
RTI Biologics, Inc.(1)	98,165	435,853
Thoratec Corp.(1)	8,773	294,422
		3,979,683
HEALTH CARE PROVIDERS AND SERVICES — 3.8%
AMERIGROUP Corp.(1)	6,666	393,827
Amsurg Corp.(1)	7,449	193,972
Centene Corp.(1)	25,590	1,013,108
Health Net, Inc.(1)	11,277	343,046
Magellan Health Services, Inc.(1)	16,222	802,502
Molina Healthcare, Inc.(1)	28,098	627,428
PDI, Inc.(1)	6,559	42,306
Providence Service Corp. (The)(1)	25,677	353,316
PSS World Medical, Inc.(1)	31,598	764,356
Team Health Holdings, Inc.(1)	15,415	340,209
WellCare Health Plans, Inc.(1)	7,048	370,020
		5,244,090
HEALTH CARE TECHNOLOGY — 0.6%
Computer Programs & Systems, Inc.	7,687	392,883
HealthStream, Inc.(1)	19,094	352,284
Omnicell, Inc.(1)	4,026	66,510
Quality Systems, Inc.	477	17,644
		829,321
HOTELS, RESTAURANTS AND LEISURE — 1.9%
AFC Enterprises, Inc.(1)	1,845	27,122
Ameristar Casinos, Inc.	20,845	360,410
Monarch Casino & Resort, Inc.(1)	1,302	13,267
Multimedia Games Holding Co., Inc.(1)	63,036	500,506
Papa John’s International, Inc.(1)	15,623	588,675
PF Chang’s China Bistro, Inc.	13,980	432,122
Red Robin Gourmet Burgers, Inc.(1)	12,382	342,981

9

Shares	Value
Ruth’s Hospitality Group, Inc.(1)	32,874	$163,384
Town Sports International Holdings, Inc.(1)	13,724	100,871
		2,529,338
HOUSEHOLD DURABLES — 0.9%
American Greetings Corp., Class A	6,296	78,763
Blyth, Inc.	7,335	416,628
CSS Industries, Inc.	5,633	112,209
Ethan Allen Interiors, Inc.	25,205	597,611
iRobot Corp.(1)	366	10,925
		1,216,136
INDUSTRIAL CONGLOMERATES — 0.3%
Standex International Corp.	12,397	423,606
INSURANCE — 3.3%
Allied World Assurance Co. Holdings AG	6,313	397,277
American Financial Group, Inc.	11,615	428,477
American Safety Insurance Holdings Ltd.(1)	14,871	323,444
AMERISAFE, Inc.(1)	7,630	177,398
Aspen Insurance Holdings Ltd.	17,278	457,867
Endurance Specialty Holdings Ltd.	8,969	343,064
FBL Financial Group, Inc., Class A	10,031	341,255
Maiden Holdings Ltd.	41,083	359,887
Meadowbrook Insurance Group, Inc.	58,736	627,301
National Financial Partners Corp.(1)	45,945	621,176
Selective Insurance Group, Inc.	2,684	47,587
State Auto Financial Corp.	6,765	91,936
United Fire & Casualty Co.	2,442	49,280
Universal Insurance Holdings, Inc.	70,438	252,168
		4,518,117
INTERNET SOFTWARE AND SERVICES — 2.4%
Ancestry.com, Inc.(1)	14,822	340,313
Dice Holdings, Inc.(1)	18,032	149,485
IAC/InterActiveCorp	8,822	375,817
Infospace, Inc.(1)	50,321	553,028
j2 Global, Inc.	27,083	762,116
Travelzoo, Inc.(1)	12,954	318,410
United Online, Inc.	89,405	486,363
VistaPrint NV(1)	10,145	310,437
		3,295,969
IT SERVICES — 2.3%
Acxiom Corp.(1)	29,139	355,787
CACI International, Inc., Class A(1)	13,818	772,703
Cardtronics, Inc.(1)	23,458	634,773
Convergys Corp.(1)	12,796	163,405
CSG Systems International, Inc.(1)	1,683	24,757
Dynamics Research Corp.(1)	10,437	118,356
MAXIMUS, Inc.	18,970	784,409
TeleTech Holdings, Inc.(1)	750	12,150
Unisys Corp.(1)	16,799	331,108
		3,197,448
LEISURE EQUIPMENT AND PRODUCTS — 1.3%
Arctic Cat, Inc.(1)	19,643	442,950
Brunswick Corp.	21,695	391,812
Polaris Industries, Inc.	6,564	367,453
Sturm Ruger & Co., Inc.	16,436	549,948
		1,752,163
LIFE SCIENCES TOOLS AND SERVICES — 0.2%
Affymetrix, Inc.(1)	10,975	44,888
Cambrex Corp.(1)	36,220	260,059
		304,947
MACHINERY — 3.4%
Actuant Corp., Class A	513	11,640
Albany International Corp., Class A	23,984	554,510
Briggs & Stratton Corp.	38,839	601,616
Colfax Corp.(1)	10,666	303,768
Hardinge, Inc.	2,993	24,094
Hurco Cos., Inc.(1)	11,750	246,750
Kadant, Inc.(1)	11,996	271,229
L.B. Foster Co., Class A	11,065	313,029
Miller Industries, Inc.	17,263	271,547
NACCO Industries, Inc., Class A	4,337	386,947
Sauer-Danfoss, Inc.(1)	10,523	381,038
Toro Co. (The)	7,202	436,873
Trimas Corp.(1)	7,477	134,212
WABCO Holdings, Inc.(1)	7,585	329,189
Wabtec Corp.	5,628	393,679
		4,660,121
MEDIA — 1.3%
Arbitron, Inc.	16,470	566,733
Carmike Cinemas, Inc.(1)	14,169	97,483
Global Sources Ltd.(1)	17,198	83,410
LodgeNet Interactive Corp.(1)	71,847	171,714
Scholastic Corp.	13,041	390,839

10

Shares	Value
Sinclair Broadcast Group, Inc., Class A	29,392	$333,012
SuperMedia, Inc.(1)	29,424	77,679
		1,720,870
METALS AND MINING — 1.9%
Aurizon Mines Ltd.(1)	53,345	262,991
Coeur d’Alene Mines Corp.(1)	11,740	283,404
Compass Minerals International, Inc.	4,399	302,871
Endeavour Silver Corp.(1)	36,867	357,979
Handy & Harman Ltd.(1)	2,505	24,799
Hecla Mining Co.	56,115	293,481
Horsehead Holding Corp.(1)	41,078	370,113
Nevsun Resources Ltd.	38,284	211,710
Noranda Aluminum Holding Corp.	39,740	327,855
Silvercorp Metals, Inc.	26,974	172,634
		2,607,837
MULTILINE RETAIL — 0.6%
Dillard’s, Inc., Class A	8,359	375,152
Dollar Tree, Inc.(1)	4,821	400,673
		775,825
OIL, GAS AND CONSUMABLE FUELS — 2.9%
Callon Petroleum Co.(1)	49,432	245,677
Cloud Peak Energy, Inc.(1)	19,880	384,082
Contango Oil & Gas Co.(1)	6,397	372,177
CVR Energy, Inc.(1)	18,002	337,177
Energy XXI Bermuda Ltd.(1)	11,142	355,207
Panhandle Oil and Gas, Inc., Class A	5,232	171,662
REX American Resources Corp.(1)	17,491	386,726
Stone Energy Corp.(1)	14,517	382,959
Tesoro Corp.(1)	14,731	344,116
Vaalco Energy, Inc.(1)	54,526	329,337
W&T Offshore, Inc.	15,596	330,791
Western Refining, Inc.(1)	25,997	345,500
		3,985,411
PAPER AND FOREST PRODUCTS — 1.8%
Buckeye Technologies, Inc.	23,160	774,470
Domtar Corp.	4,383	350,465
KapStone Paper and Packaging Corp.(1)	33,912	533,775
Neenah Paper, Inc.	19,622	437,963
P.H. Glatfelter Co.	26,275	371,003
		2,467,676
PERSONAL PRODUCTS — 0.6%
Medifast, Inc.(1)	27,004	370,495
Nature’s Sunshine Products, Inc.(1)	9,000	139,680
USANA Health Sciences, Inc.(1)	11,151	338,656
		848,831
PHARMACEUTICALS — 3.1%
Acura Pharmaceuticals, Inc.(1)	14,868	51,889
Cornerstone Therapeutics, Inc.(1)	5,239	29,338
Depomed, Inc.(1)	24,623	127,547
Endo Pharmaceuticals Holdings, Inc.(1)	5,505	190,088
Hi-Tech Pharmacal Co., Inc.(1)	12,847	499,620
Jazz Pharmaceuticals, Inc.(1)	8,867	342,532
Medicines Co. (The)(1)	34,019	634,114
Medicis Pharmaceutical Corp., Class A	8,837	293,830
Obagi Medical Products, Inc.(1)	6,719	68,265
Par Pharmaceutical Cos., Inc.(1)	17,964	587,962
Questcor Pharmaceuticals, Inc.(1)	7,363	306,154
Salix Pharmaceuticals Ltd.(1)	3,100	148,335
ViroPharma, Inc.(1)	34,104	934,109
		4,213,783
PROFESSIONAL SERVICES — 2.1%
Barrett Business Services, Inc.	4,285	85,529
Corporate Executive Board Co. (The)	9,514	362,484
Dun & Bradstreet Corp.	4,157	311,068
Exponent, Inc.(1)	9,022	414,741
GP Strategies Corp.(1)	16,484	222,204
Huron Consulting Group, Inc.(1)	7,850	304,109
ICF International, Inc.(1)	15,485	383,718
Insperity, Inc.	18,849	477,822
Mistras Group, Inc.(1)	11,994	305,727
		2,867,402
REAL ESTATE INVESTMENT TRUSTS (REITs) — 6.6%
BioMed Realty Trust, Inc.	7,623	137,824
CBL & Associates Properties, Inc.	10,195	160,061
Colonial Properties Trust	28,803	600,831
CubeSmart	4,822	51,306

11

Shares	Value
Entertainment Properties Trust	4,917	$214,922
Equity Lifestyle Properties, Inc.	5,726	381,867
Extra Space Storage, Inc.	25,064	607,301
First Industrial Realty Trust, Inc.(1)	33,452	342,214
Home Properties, Inc.	7,117	409,726
Hospitality Properties Trust	2,781	63,907
Lexington Realty Trust	75,330	564,222
LTC Properties, Inc.	13,421	414,172
Mid-America Apartment Communities, Inc.	13,813	864,003
Mission West Properties, Inc.	42,219	380,815
National Retail Properties, Inc.	12,728	335,765
Post Properties, Inc.	16,869	737,513
Potlatch Corp.	11,965	372,231
PS Business Parks, Inc.	12,647	701,023
Ramco-Gershenson Properties Trust	20,456	201,082
Sovran Self Storage, Inc.	10,703	456,697
Tanger Factory Outlet Centers	35,109	1,029,396
Universal Health Realty Income Trust	1,747	68,133
		9,095,011
REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.2%
FirstService Corp.(1)	9,226	244,397
ROAD AND RAIL — 2.2%
AMERCO, Inc.	2,748	242,923
Arkansas Best Corp.	25,967	500,384
Heartland Express, Inc.	8,461	120,908
Knight Transportation, Inc.	39,418	616,497
Old Dominion Freight Line, Inc.(1)	19,901	806,587
Quality Distribution, Inc.(1)	29,975	337,219
RailAmerica, Inc.(1)	22,149	329,799
		2,954,317
SEMICONDUCTORS AND SEMI CONDUCTOR EQUIPMENT — 5.2%
ASM International NV New York Shares	6,945	202,655
ATMI, Inc.(1)	11,549	231,326
Cabot Microelectronics Corp.(1)	9,644	455,679
Cypress Semiconductor Corp.(1)	13,627	230,160
Entegris, Inc.(1)	37,491	327,109
GT Advanced Technologies, Inc.(1)	81,557	590,473
Kulicke & Soffa Industries, Inc.(1)	59,888	553,964
Lattice Semiconductor Corp.(1)	58,242	345,957
LSI Corp.(1)	59,888	356,334
LTX-Credence Corp.(1)	53,116	284,171
Micrel, Inc.	34,551	349,311
MKS Instruments, Inc.	26,439	735,533
OmniVision Technologies, Inc.(1)	23,181	283,619
Photronics, Inc.(1)	57,073	347,004
PMC – Sierra, Inc.(1)	39,052	215,176
RF Micro Devices, Inc.(1)	42,017	226,892
Rudolph Technologies, Inc.(1)	2,277	21,085
Standard Microsystems Corp.(1)	22,580	581,887
Teradyne, Inc.(1)	11,113	151,470
Tessera Technologies, Inc.(1)	33,101	554,442
		7,044,247
SOFTWARE — 3.7%
ACI Worldwide, Inc.(1)	13,208	378,277
Aspen Technology, Inc.(1)	870	15,094
Blackbaud, Inc.	4,448	123,210
Cadence Design Systems, Inc.(1)	22,591	234,946
CommVault Systems, Inc.(1)	10,304	440,187
Fair Isaac Corp.	9,388	336,466
JDA Software Group, Inc.(1)	22,276	721,520
Manhattan Associates, Inc.(1)	14,824	600,075
Monotype Imaging Holdings, Inc.(1)	9,073	141,448
NetScout Systems, Inc.(1)	4,087	71,931
Progress Software Corp.(1)	37,213	720,072
QAD, Inc., Class A(1)	6,968	73,164
QAD, Inc., Class B(1)	1,562	16,167
Quest Software, Inc.(1)	17,730	329,778
TeleNav, Inc.(1)	36,774	287,205
Websense, Inc.(1)	26,973	505,204
		4,994,744
SPECIALTY RETAIL — 3.8%
Body Central Corp.(1)	15,363	383,460
Cato Corp. (The), Class A	19,601	474,344
Childrens Place Retail Stores, Inc. (The)(1)	7,615	404,509
Express, Inc.(1)	15,487	308,811
Finish Line, Inc. (The), Class A	29,733	573,401

12

Shares	Value
GameStop Corp., Class A(1)	12,939	$312,218
Genesco, Inc.(1)	12,288	758,661
Hibbett Sports, Inc.(1)	14,897	673,046
Men’s Wearhouse, Inc. (The)	3,338	108,185
Pier 1 Imports, Inc.(1)	29,069	404,931
Select Comfort Corp.(1)	31,304	678,984
Ulta Salon Cosmetics & Fragrance, Inc.(1)	938	60,895
		5,141,445
TEXTILES, APPAREL AND LUXURY GOODS — 2.3%
Delta Apparel, Inc.(1)	327	6,242
Iconix Brand Group, Inc.(1)	40,201	654,874
Movado Group, Inc.	26,091	474,073
Oxford Industries, Inc.	12,559	566,662
Quiksilver, Inc.(1)	123,079	444,315
True Religion Apparel, Inc.(1)	18,589	642,808
Warnaco Group, Inc. (The)(1)	7,647	382,656
		3,171,630
THRIFTS AND MORTGAGE FINANCE — 0.3%
TrustCo Bank Corp. NY	77,697	435,880
TRADING COMPANIES AND DISTRIBUTORS — 1.3%
Applied Industrial Technologies, Inc.	19,786	695,874
Beacon Roofing Supply, Inc.(1)	19,506	394,606
DXP Enterprises, Inc.(1)	10,728	345,442
MFC Industrial Ltd.	40,354	282,882
		1,718,804
WATER UTILITIES — 0.2%
American States Water Co.	9,104	317,730
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Telephone & Data Systems, Inc.	14,982	387,884
TOTAL COMMON STOCKS(Cost $123,248,577)		135,168,279
Temporary Cash Investments — 1.1%
Repurchase Agreement, Bank America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 3.125%, 5/15/21, valued at $523,083), in a joint trading account at 0.00%, dated 12/30/11, due 1/3/12 (Delivery value $511,211)		511,211
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury Obligations, 1.75%, 5/31/16, valued at $260,678), in a joint trading account at 0.01%, dated 12/30/11, due 1/3/12 (Delivery value $255,607)		255,607
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury Obligations, 4.75%, 2/15/37, valued at $522,281), in a joint trading account at 0.02%, dated 12/30/11, due 1/3/12 (Delivery value $511,212)		511,211
SSgA U.S. Government Money Market Fund	298,529	298,529
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,576,558)		1,576,558
TOTAL INVESTMENT SECURITIES — 99.9%(Cost $124,825,135)		136,744,837
OTHER ASSETS AND LIABILITIES — 0.1%		94,518
TOTAL NET ASSETS — 100.0%		$136,839,355

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Non-income producing.

See Notes to Financial Statements.

13

Statement of Assets and Liabilities

DECEMBER 31, 2011 (UNAUDITED)
Assets
Investment securities, at value (cost of $124,825,135)	$136,744,837
Receivable for capital shares sold	59,257
Dividends and interest receivable	113,322
136,917,416

Liabilities
Accrued management fees	78,061

Net Assets	$136,839,355

Institutional Class Capital Shares, $0.01 Par Value
Shares authorized	100,000,000
Shares outstanding	17,631,872

Net Asset Value Per Share	$7.76

Net Assets Consist of:
Capital (par value and paid-in surplus)	$127,500,422
Accumulated net investment loss	(247,525)
Accumulated net realized loss	(2,333,246)
Net unrealized appreciation	11,919,704
$136,839,355

See Notes to Financial Statements.

14

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2011 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $1,166)	$810,128
Interest	184
810,312

Expenses:
Management fees	449,399
Directors’ fees and expenses	3,495
452,894

Net investment income (loss)	357,418

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	1,606
Futures contract transactions	53,413
55,019

Change in net unrealized appreciation (depreciation) on investments	(8,500,422)

Net realized and unrealized gain (loss)	(8,445,403)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(8,087,985)

See Notes to Financial Statements.

15

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2011 (UNAUDITED) AND YEAR ENDED JUNE 30, 2011
Increase (Decrease) in Net Assets	December 31, 2011	June 30, 2011
Operations
Net investment income (loss)	$357,418	$411,374
Net realized gain (loss)	55,019	17,637,656
Change in net unrealized appreciation (depreciation)	(8,500,422)	13,820,900
Net increase (decrease) in net assets resulting from operations	(8,087,985)	31,869,930

Distributions to Shareholders
From net investment income	(604,943)	(494,062)
From net realized gains	(11,273,310)	—
Decrease in net assets from distributions	(11,878,253)	(494,062)

Capital Share Transactions
Proceeds from shares sold	18,753,411	31,205,113
Proceeds from reinvestment of distributions	11,878,253	494,062
Payments for shares redeemed	(5,398,280)	(7,935,726)
Net increase (decrease) in net assets from capital share transactions	25,233,384	23,763,449

Net increase (decrease) in net assets	5,267,146	55,139,317

Net Assets
Beginning of period	131,572,209	76,432,892
End of period	$136,839,355	$131,572,209

Accumulated net investment loss	$(247,525)	—

Transactions in Shares of the Fund
Sold	2,368,324	3,982,369
Issued in reinvestment of distributions	1,570,029	59,864
Redeemed	(654,763)	(995,671)
Net increase (decrease) in shares of the fund	3,283,590	3,046,562

See Notes to Financial Statements.

16

Notes to Financial Statements

DECEMBER 31, 2011 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. NT Small Company Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth. The fund pursues its objective by investing primarily in stocks of smaller-capitalization U.S. companies. The fund is not permitted to invest in any securities issued by companies assigned the Global Industry Classification Standard for the tobacco industry.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

17

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Business Development Companies — The fund may invest in securities of closed-end investment companies that have elected to be treated as a business development company under the 1940 Act. A business development company operates similar to an exchange-traded fund and represents a portfolio of securities. The fund may purchase a business development company to gain exposure to the securities in the underlying portfolio. The risks of owning a business development company generally reflect the risks of owning the underlying securities. Business development companies have expenses that reduce their value.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2008. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

18

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.5380% to 0.7200%. The rates for the Complex Fee range from 0.0500% to 0.1100%. The effective annual management fee for each class for the six months ended December 31, 2011 was 0.68%.

Acquired Fund Fees and Expenses — The fund may invest in mutual funds, exchange-traded funds, and business development companies (the acquired funds). The fund will indirectly realize its pro rata share of the fees and expenses of the acquired funds in which it invests. These indirect fees and expenses are not paid out of the fund’s assets but are reflected in the return realized by the fund on its investment in the acquired funds.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc., the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC. The fund is wholly owned, in aggregate, by various funds in a series issued by American Century Asset Allocation Portfolios, Inc. (ACAAP). ACAAP does not invest in the fund for the purpose of exercising management or control.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended December 31, 2011 were $70,424,337 and $56,663,301, respectively.

19

5. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$135,168,279	—	—
Temporary Cash Investments	298,529	$1,278,029	—
Total Value of Investment Securities	$135,466,808	$1,278,029	—

6. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, the fund infrequently purchased equity price risk derivative instruments for temporary investment purposes.

At period end, the fund did not have any equity risk derivative instruments disclosed on the Statement of Assets and Liabilities. For the six months ended December 31, 2011, the effect of equity price risk derivative instruments on the Statement of Operations was $53,413 in net realized gain (loss) on futures contract transactions.

20

7. Risk Factors

The fund concentrates its investments in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$126,135,573
Gross tax appreciation of investments	$17,776,888
Gross tax depreciation of investments	(7,167,624)
Net tax appreciation (depreciation) of investments	$10,609,264

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

21

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Institutional Class
2011(2)	$9.17	0.02(3)	(0.70)	(0.68)	(0.03)	(0.70)	(0.73)	$7.76	(7.08)%	0.69%(4)	0.54%(4)	43%	$136,839
2011	$6.76	0.03(3)	2.42	2.45	(0.04)	—	(0.04)	$9.17	36.29%	0.69%	0.38%	93%	$131,572
2010	$5.50	0.02(3)	1.27	1.29	(0.03)	—	(0.03)	$6.76	23.50%	0.69%	0.34%	78%	$76,433
2009	$8.60	0.03(3)	(3.11)	(3.08)	(0.02)	—	(0.02)	$5.50	(35.83)%	0.70%	0.56%	110%	$47,041
2008	$10.65	0.03	(2.05)	(2.02)	(0.03)	—	(0.03)	$8.60	(18.98)%	0.67%	0.29%	143%	$28,178
2007(5)	$9.80	0.02	0.84	0.86	(0.01)	—	(0.01)	$10.65	8.77%	0.67%(4)	0.40%(4)	73%	$23,794
2006(6)	$10.00	0.02	(0.20)	(0.18)	(0.02)	—	(0.02)	$9.80	(1.78)%	0.67%(4)	0.39%(4)	82%	$18,216

Notes to Financial Highlights

(1)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(2)	Six months ended December 31, 2011 (unaudited).
(3)	Computed using average shares outstanding throughout the period.
(4)	Annualized.
(5)
January 1, 2007 through June 30, 2007. The fund’s fiscal year end was changed from December 31 to June 30, resulting in a six-month annual reporting period. For the years before June 30, 2007, the fund’s fiscal year end was December 31.

(6)	May 12, 2006 (fund inception) through December 31, 2006.

See Notes to Financial Statements.

22

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Quantitative Equity Funds, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2012 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-74327   1202

SEMIANNUAL REPORT                 DECEMBER 31, 2011

Small Company Fund

President’s Letter	2
Performance	3
Fund Characteristics	4
Shareholder Fee Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	14
Statement of Operations	15
Statement of Changes in Net Assets	16
Notes to Financial Statements	17
Financial Highlights	23
Additional Information	26

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

       Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended December 31, 2011. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, portfolio strategy, and the investment markets, we encourage you to visit our website, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site. Also, the fund’s next annual report, dated June 30, 2012, will provide additional market perspective and commentary from our portfolio management team.

Macroeconomic and Financial Market Overview

This six-month reporting period differed dramatically from the 12 months that preceded it. As the period covered by this report opened in July 2011, U.S. stock investors had just enjoyed a span during the last half of 2010 and the first half of 2011 in which the broad market climbed approximately 30%, boosted by growth and optimism related to monetary and fiscal intervention in 2010. Meanwhile, U.S. bond returns were generally lower and more mixed.

However, U.S. economic growth slowed considerably in 2011 from its 2010 levels, and optimism faded in the late spring and summer of last year as financial and economic challenges emerged. High fuel prices, declining U.S. home values, elevated U.S. unemployment rates, natural disasters, federal budget management concerns in the U.S., and a resurgence of the European sovereign debt crisis ebbed the economic tide and investors’ risk tolerance.

Six-month returns, as of December 31, 2011, generally reflected a more risk-averse investor mindset—the Barclays Capital U.S. Aggregate Bond Index returned 4.98%, compared with –3.69% for the S&P 500 Index. But 2011 ended on a better economic and financial note than many anticipated. More risk tolerance returned in the fourth quarter as concerns about Europe eased. However, further volatility appears likely in 2012 as uncertainties regarding European debt, economic strength, government budget deficits, and the U.S. presidential election potentially sway the markets.

We believe strongly in adhering to a disciplined, diversified, long-term investment approach during volatile periods, and we appreciate your continued trust in us during these unsettled times.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of December 31, 2011
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	ASQIX	-7.40%	-0.77%	-2.39%	6.65%	6.66%	7/31/98
S&P SmallCap 600 Index	—	-6.06%	1.02%	1.94%	7.09%	7.61%	—
Institutional Class	ASCQX	-7.18%	-0.57%	-2.17%	6.88%	7.93%	10/1/99
A Class(2) No sales charge* With sales charge*	ASQAX	-7.42% -12.73%	-1.04% -6.74%	-2.64% -3.79%	6.40% 5.77%	5.46% 4.90%	9/7/00
C Class No sales charge* With sales charge*	ASQCX	-7.86% -8.78%	-1.80% -1.80%	— —	— —	9.97% 9.97%	3/1/10
R Class	ASCRX	-7.48%	-1.18%	-2.87%	—	4.77%	8/29/03

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.
(2)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
0.90%	0.70%	1.15%	1.90%	1.40%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. Historically, small company stocks have been more volatile than the stocks of larger, more established companies.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

3

Fund Characteristics

DECEMBER 31, 2011
Top Ten Holdings	% of net assets
Tanger Factory Outlet Centers	0.8%
Centene Corp.	0.7%
ViroPharma, Inc.	0.7%
EMCOR Group, Inc.	0.7%
FEI Co.	0.6%
Mid-America Apartment Communities, Inc.	0.6%
Belden, Inc.	0.6%
Moog, Inc., Class A	0.6%
Magellan Health Services, Inc.	0.6%
Old Dominion Freight Line, Inc.	0.6%

Top Five Industries	% of net assets
Real Estate Investment Trusts (REITs)	6.6%
Semiconductors and Semiconductor Equipment	5.1%
Commercial Banks	4.4%
Health Care Providers and Services	3.8%
Specialty Retail	3.7%

Types of Investments in Portfolio	% of net assets
Common Stocks	98.2%
Temporary Cash Investments	2.1%
Other Assets and Liabilities	(0.3)%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2011 to December 31, 2011.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/11	Ending Account Value 12/31/11	Expenses Paid During Period(1) 7/1/11 - 12/31/11	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$926.00	$4.31	0.89%
Institutional Class	$1,000	$928.20	$3.34	0.69%
A Class	$1,000	$925.80	$5.52	1.14%
C Class	$1,000	$921.40	$9.13	1.89%
R Class	$1,000	$925.20	$6.73	1.39%
Hypothetical
Investor Class	$1,000	$1,020.66	$4.52	0.89%
Institutional Class	$1,000	$1,021.67	$3.51	0.69%
A Class	$1,000	$1,019.41	$5.79	1.14%
C Class	$1,000	$1,015.64	$9.58	1.89%
R Class	$1,000	$1,018.15	$7.05	1.39%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

6

Schedule of Investments

DECEMBER 31, 2011 (UNAUDITED)

	Shares	Value
Common Stocks — 98.2%
AEROSPACE AND DEFENSE — 1.5%
AeroVironment, Inc.(1)	27,375	$861,491
Cubic Corp.	23,239	1,012,988
Curtiss-Wright Corp.	3,593	126,941
Moog, Inc., Class A(1)	33,446	1,469,283
Teledyne Technologies, Inc.(1)	4,737	259,824
		3,730,527
AIR FREIGHT AND LOGISTICS — 0.4%
Forward Air Corp.	10,294	329,922
Park-Ohio Holdings Corp.(1)	39,208	699,471
		1,029,393
AIRLINES — 0.3%
Alaska Air Group, Inc.(1)	8,488	637,364
AUTO COMPONENTS — 0.6%
Spartan Motors, Inc.	139,481	670,904
Standard Motor Products, Inc.	40,559	813,208
		1,484,112
BEVERAGES — 0.3%
Coca-Cola Bottling Co. Consolidated	8,904	521,329
National Beverage Corp.(1)	15,213	244,473
		765,802
BIOTECHNOLOGY — 1.8%
Cubist Pharmaceuticals, Inc.(1)	29,837	1,182,142
Genomic Health, Inc.(1)	833	21,150
Momenta Pharmaceuticals, Inc.(1)	48,500	843,415
PDL BioPharma, Inc.	100,884	625,481
Progenics Pharmaceuticals, Inc.(1)	30,212	258,010
Spectrum Pharmaceuticals, Inc.(1)	50,724	742,092
United Therapeutics Corp.(1)	14,904	704,214
		4,376,504
BUILDING PRODUCTS — 0.3%
Gibraltar Industries, Inc.(1)	59,868	835,757
CAPITAL MARKETS — 1.5%
Artio Global Investors, Inc.	8,918	43,520
Calamos Asset Management, Inc., Class A	57,197	715,534
Diamond Hill Investment Group, Inc.	7,071	523,113
INTL FCStone, Inc.(1)	24,463	576,593
Investment Technology Group, Inc.(1)	56,751	613,478
Kohlberg Capital Corp.	13,095	82,629
Pzena Investment Management, Inc., Class A	50,023	216,600
SWS Group, Inc.	21,694	149,038
Virtus Investment Partners, Inc.(1)	8,901	676,565
Waddell & Reed Financial, Inc.	1,223	30,294
		3,627,364
CHEMICALS — 1.5%
Flotek Industries, Inc.(1)	59,321	590,837
Georgia Gulf Corp.(1)	29,971	584,135
Innophos Holdings, Inc.	12,430	603,601
Innospec, Inc.(1)	22,116	620,796
Minerals Technologies, Inc.	6,341	358,457
Rockwood Holdings, Inc.(1)	7,282	286,692
Sensient Technologies Corp.	18,017	682,844
		3,727,362
COMMERCIAL BANKS — 4.4%
Bank of the Ozarks, Inc.	9,673	286,611
CapitalSource, Inc.	14,892	99,776
Central Pacific Financial Corp.(1)	38,101	492,265
City Holding Co.	8,998	304,942
City National Corp.	9,766	431,462
Columbia Banking System, Inc.	52,772	1,016,916
Community Bank System, Inc.	39,911	1,109,526
Enterprise Financial Services Corp.	20,650	305,620
F.N.B. Corp.	10,236	115,769
First Financial Bancorp	57,960	964,454
First Financial Bankshares, Inc.	4,132	138,133
First Midwest Bancorp., Inc.	27,470	278,271
Independent Bank Corp.	5,421	147,939
NBT Bancorp, Inc.	38,689	856,188
Old National Bancorp.	8,767	102,136
PacWest Bancorp.	41,050	777,898
Pinnacle Financial Partners, Inc.(1)	22,281	359,838
Signature Bank(1)	10,522	631,215
Sterling Financial Corp.(1)	8,394	140,180
Tompkins Financial Corp.	11,966	460,811
Trustmark Corp.	20,412	495,807
UMB Financial Corp.	28,665	1,067,771
Westamerica Bancorp.	8,502	373,238
		10,956,766

7

Shares	Value
COMMERCIAL SERVICES AND SUPPLIES — 1.2%
Consolidated Graphics, Inc.(1)	3,739	$180,519
G&K Services, Inc., Class A	897	26,112
Herman Miller, Inc.	28,161	519,570
Intersections, Inc.	16,435	182,264
Knoll, Inc.	34,825	517,151
Standard Parking Corp.(1)	9,072	162,117
Tetra Tech, Inc.(1)	60,430	1,304,684
TRC Cos., Inc.(1)	29,162	175,263
		3,067,680
COMMUNICATIONS EQUIPMENT — 1.2%
Arris Group, Inc.(1)	20,609	222,989
Blue Coat Systems, Inc.(1)	12,680	322,706
Brocade Communications Systems, Inc.(1)	108,382	562,503
Comtech Telecommunications Corp.	34,899	998,809
Plantronics, Inc.	18,497	659,233
Symmetricom, Inc.(1)	21,381	115,244
		2,881,484
COMPUTERS AND PERIPHERALS — 1.3%
Cray, Inc.(1)	90,135	583,174
QLogic Corp.(1)	44,261	663,915
Rimage Corp.	2,379	26,764
Synaptics, Inc.(1)	41,922	1,263,948
Xyratex Ltd.	43,275	576,423
		3,114,224
CONSTRUCTION AND ENGINEERING — 1.7%
EMCOR Group, Inc.	60,802	1,630,102
Foster Wheeler AG(1)	12,769	244,399
Michael Baker Corp.(1)	19,237	377,237
MYR Group, Inc.(1)	9,859	188,701
Primoris Services Corp.	53,963	805,668
Sterling Construction Co., Inc.(1)	21,179	228,098
URS Corp.(1)	18,295	642,520
		4,116,725
CONSTRUCTION MATERIALS†
United States Lime & Minerals, Inc.(1)	625	37,569
CONSUMER FINANCE — 1.7%
Advance America Cash Advance Centers, Inc.	81,030	725,219
Cash America International, Inc.	26,700	1,245,021
First Cash Financial Services, Inc.(1)	30,664	1,076,000
World Acceptance Corp.(1)	17,033	1,251,925
		4,298,165
CONTAINERS AND PACKAGING — 0.4%
Boise, Inc.	88,102	627,286
Myers Industries, Inc.	38,423	474,140
		1,101,426
DIVERSIFIED CONSUMER SERVICES — 1.8%
American Public Education, Inc.(1)	24,877	1,076,677
Bridgepoint Education, Inc.(1)	31,352	721,096
Coinstar, Inc.(1)	29,846	1,362,171
CPI Corp.	28,057	50,783
ITT Educational Services, Inc.(1)	9,465	538,464
Sotheby’s	18,600	530,658
Steiner Leisure, Ltd.(1)	4,823	218,916
		4,498,765
DIVERSIFIED FINANCIAL SERVICES — 0.6%
Asta Funding, Inc.	3,049	24,331
Interactive Brokers Group, Inc., Class A	68,916	1,029,605
MarketAxess Holdings, Inc.	14,891	448,368
		1,502,304
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
Premiere Global Services, Inc.(1)	54,835	464,453
Vonage Holdings Corp.(1)	239,649	587,140
		1,051,593
ELECTRIC UTILITIES — 1.3%
Empire District Electric Co. (The)	28,023	591,005
Hawaiian Electric Industries, Inc.	18,045	477,831
MGE Energy, Inc.	16,357	765,017
UniSource Energy Corp.	36,540	1,349,057
		3,182,910
ELECTRICAL EQUIPMENT — 1.1%
Belden, Inc.	45,619	1,518,200
Generac Holdings, Inc.(1)	23,580	660,948
Powell Industries, Inc.(1)	10,018	313,363
Ultralife Corp.(1)	38,613	155,224
		2,647,735
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 3.1%
Agilysys, Inc.(1)	8,032	63,854
Anixter International, Inc.(1)	365	21,769
Brightpoint, Inc.(1)	23,011	247,598
Coherent, Inc.(1)	456	23,835
Electro Scientific Industries, Inc.(1)	34,701	502,471
FEI Co.(1)	39,098	1,594,416
Itron, Inc.(1)	15,997	572,213

8

Shares	Value
KEMET Corp.(1)	88,330	$622,727
Littelfuse, Inc.	19,214	825,818
LoJack Corp.(1)	102,992	316,185
MTS Systems Corp.	9,147	372,740
Newport Corp.(1)	61,877	842,146
Pulse Electronics Corp.	91,571	256,399
Radisys Corp.(1)	43,350	219,351
SYNNEX Corp.(1)	8,785	267,591
Tech Data Corp.(1)	12,110	598,355
Vishay Intertechnology, Inc.(1)	47,775	429,497
		7,776,965
ENERGY EQUIPMENT AND SERVICES — 1.3%
Gulf Island Fabrication, Inc.	13,614	397,665
Helix Energy Solutions Group, Inc.(1)	44,330	700,414
ION Geophysical Corp.(1)	146,558	898,400
OYO Geospace Corp.(1)	1,206	93,260
Parker Drilling Co.(1)	86,425	619,667
Willbros Group, Inc.(1)	171,162	628,165
		3,337,571
FOOD AND STAPLES RETAILING — 0.8%
Andersons, Inc. (The)	21,524	939,738
Spartan Stores, Inc.	49,956	924,186
SUPERVALU, Inc.	17,295	140,435
		2,004,359
FOOD PRODUCTS — 2.7%
B&G Foods, Inc.	50,398	1,213,080
Cal-Maine Foods, Inc.	23,399	855,701
Darling International, Inc.(1)	57,514	764,361
Dean Foods Co.(1)	57,016	638,579
Farmer Bros. Co.	15,541	118,733
Fresh Del Monte Produce, Inc.	27,289	682,498
J&J Snack Foods Corp.	16,876	899,153
Omega Protein Corp.(1)	82,509	588,289
Overhill Farms, Inc.(1)	82,643	306,606
Smart Balance, Inc.(1)	38,657	207,202
TreeHouse Foods, Inc.(1)	6,824	446,153
		6,720,355
GAS UTILITIES — 1.8%
Chesapeake Utilities Corp.	5,203	225,550
Laclede Group, Inc. (The)	27,669	1,119,765
New Jersey Resources Corp.	21,931	1,079,005
Southwest Gas Corp.	28,723	1,220,440
WGL Holdings, Inc.	19,040	841,949
		4,486,709
HEALTH CARE EQUIPMENT AND SUPPLIES — 2.9%
Align Technology, Inc.(1)	59,243	1,405,540
Arthrocare Corp.(1)	17,854	565,615
Cooper Cos., Inc. (The)	7,777	548,434
CryoLife, Inc.(1)	20,832	99,994
Cynosure, Inc., Class A(1)	18,086	212,691
DynaVox, Inc., Class A(1)	20,721	75,424
Greatbatch, Inc.(1)	43,453	960,311
Haemonetics Corp.(1)	10,397	636,504
Invacare Corp.	49,342	754,439
Kensey Nash Corp.(1)	32,571	625,038
RTI Biologics, Inc.(1)	174,108	773,040
Thoratec Corp.(1)	15,698	526,825
		7,183,855
HEALTH CARE PROVIDERS AND SERVICES — 3.8%
AMERIGROUP Corp.(1)	11,876	701,634
Amsurg Corp.(1)	13,757	358,232
Centene Corp.(1)	46,600	1,844,894
Health Net, Inc.(1)	19,664	598,179
Magellan Health Services, Inc.(1)	29,675	1,468,022
Molina Healthcare, Inc.(1)	50,535	1,128,447
PDI, Inc.(1)	11,098	71,582
Providence Service Corp. (The)(1)	47,405	652,293
PSS World Medical, Inc.(1)	56,576	1,368,574
Team Health Holdings, Inc.(1)	28,934	638,573
WellCare Health Plans, Inc.(1)	12,384	650,160
		9,480,590
HEALTH CARE TECHNOLOGY — 0.6%
Computer Programs & Systems, Inc.	13,818	706,238
HealthStream, Inc.(1)	34,726	640,695
Omnicell, Inc.(1)	7,477	123,520
Quality Systems, Inc.	1,140	42,168
		1,512,621
HOTELS, RESTAURANTS AND LEISURE — 1.8%
AFC Enterprises, Inc.(1)	4,414	64,886
Ameristar Casinos, Inc.	38,022	657,400
Monarch Casino & Resort, Inc.(1)	2,156	21,970
Multimedia Games Holding Co., Inc.(1)	114,905	912,346
Papa John’s International, Inc.(1)	27,017	1,018,001
PF Chang’s China Bistro, Inc.	25,542	789,503

9

Shares	Value
Red Robin Gourmet Burgers, Inc.(1)	22,817	$632,031
Ruth’s Hospitality Group, Inc.(1)	60,449	300,431
Town Sports International Holdings, Inc.(1)	24,485	179,965
		4,576,533
HOUSEHOLD DURABLES — 0.9%
American Greetings Corp., Class A	11,681	146,129
Blyth, Inc.	13,203	749,931
CSS Industries, Inc.	9,425	187,746
Ethan Allen Interiors, Inc.	44,852	1,063,441
iRobot Corp.(1)	1,506	44,954
		2,192,201
INDUSTRIAL CONGLOMERATES — 0.3%
Standex International Corp.	22,695	775,488
INSURANCE — 3.3%
Allied World Assurance Co. Holdings AG	11,096	698,271
American Financial Group, Inc.	20,259	747,355
American Safety Insurance Holdings Ltd.(1)	26,538	577,201
AMERISAFE, Inc.(1)	14,134	328,616
Aspen Insurance Holdings Ltd.	30,986	821,129
Endurance Specialty Holdings Ltd.	16,251	621,601
FBL Financial Group, Inc., Class A	19,438	661,281
Maiden Holdings Ltd.	71,635	627,523
Meadowbrook Insurance Group, Inc.	105,506	1,126,804
National Financial Partners Corp.(1)	81,326	1,099,528
Selective Insurance Group, Inc.	5,165	91,575
State Auto Financial Corp.	11,851	161,055
United Fire & Casualty Co.	5,090	102,716
Universal Insurance Holdings, Inc.	125,199	448,212
		8,112,867
INTERNET SOFTWARE AND SERVICES — 2.4%
Ancestry.com, Inc.(1)	26,387	605,846
Dice Holdings, Inc.(1)	33,443	277,242
IAC/InterActiveCorp	15,928	678,533
Infospace, Inc.(1)	90,308	992,485
j2 Global, Inc.	49,441	1,391,270
Travelzoo, Inc.(1)	23,216	570,649
United Online, Inc.	164,018	892,258
VistaPrint NV(1)	18,140	555,084
		5,963,367
IT SERVICES — 2.3%
Acxiom Corp.(1)	51,707	631,343
CACI International, Inc., Class A(1)	24,410	1,365,007
Cardtronics, Inc.(1)	43,155	1,167,774
Convergys Corp.(1)	23,868	304,794
CSG Systems International, Inc.(1)	4,418	64,989
Dynamics Research Corp.(1)	21,030	238,480
MAXIMUS, Inc.	34,010	1,406,314
TeleTech Holdings, Inc.(1)	2,497	40,451
Unisys Corp.(1)	30,007	591,438
		5,810,590
LEISURE EQUIPMENT AND PRODUCTS — 1.3%
Arctic Cat, Inc.(1)	36,770	829,164
Brunswick Corp.	40,151	725,127
Polaris Industries, Inc.	11,736	656,981
Sturm Ruger & Co., Inc.	29,638	991,687
		3,202,959
LIFE SCIENCES TOOLS AND SERVICES — 0.2%
Affymetrix, Inc.(1)	22,167	90,663
Cambrex Corp.(1)	66,019	474,017
		564,680
MACHINERY — 3.4%
Actuant Corp., Class A	1,512	34,307
Albany International Corp., Class A	43,238	999,662
Briggs & Stratton Corp.	69,193	1,071,800
Colfax Corp.(1)	19,006	541,291
Hardinge, Inc.	5,928	47,720
Hurco Cos., Inc.(1)	21,866	459,186
Kadant, Inc.(1)	22,150	500,811
L.B. Foster Co., Class A	20,114	569,025
Miller Industries, Inc.	31,472	495,055
NACCO Industries, Inc., Class A	7,636	681,284
Sauer-Danfoss, Inc.(1)	19,027	688,968
Toro Co. (The)	13,282	805,686
Trimas Corp.(1)	14,047	252,144
WABCO Holdings, Inc.(1)	13,139	570,233
Wabtec Corp.	9,830	687,608
		8,404,780

10

Shares	Value
MEDIA — 1.2%
Arbitron, Inc.	29,511	$1,015,474
Carmike Cinemas, Inc.(1)	23,541	161,962
Global Sources Ltd.(1)	25,851	125,377
LodgeNet Interactive Corp.(1)	128,529	307,184
Scholastic Corp.	22,755	681,967
Sinclair Broadcast Group, Inc., Class A	53,815	609,724
SuperMedia, Inc.(1)	56,624	149,488
		3,051,176
METALS AND MINING — 1.9%
Aurizon Mines Ltd.(1)	95,786	472,225
Coeur d’Alene Mines Corp.(1)	20,835	502,957
Compass Minerals International, Inc.	8,020	552,177
Endeavour Silver Corp.(1)	65,980	640,666
Handy & Harman Ltd.(1)	4,306	42,629
Hecla Mining Co.	102,015	533,538
Horsehead Holding Corp.(1)	73,521	662,424
Nevsun Resources Ltd.	71,244	393,979
Noranda Aluminum Holding Corp.	71,363	588,745
Silvercorp Metals, Inc.	48,022	307,341
		4,696,681
MULTILINE RETAIL — 0.6%
Dillard’s, Inc., Class A	15,176	681,099
Dollar Tree, Inc.(1)	8,929	742,089
		1,423,188
OIL, GAS AND CONSUMABLE FUELS — 2.9%
Callon Petroleum Co.(1)	92,249	458,478
Cloud Peak Energy, Inc.(1)	35,522	686,285
Contango Oil & Gas Co.(1)	11,561	672,619
CVR Energy, Inc.(1)	32,669	611,890
Energy XXI Bermuda Ltd.(1)	20,129	641,712
Panhandle Oil and Gas, Inc., Class A	9,855	323,343
REX American Resources Corp.(1)	29,837	659,696
Stone Energy Corp.(1)	26,207	691,341
Tesoro Corp.(1)	26,175	611,448
Vaalco Energy, Inc.(1)	101,217	611,351
W&T Offshore, Inc.	26,963	571,885
Western Refining, Inc.(1)	46,853	622,676
		7,162,724
PAPER AND FOREST PRODUCTS — 1.8%
Buckeye Technologies, Inc.	41,342	1,382,477
Domtar Corp.	7,793	623,128
KapStone Paper and Packaging Corp.(1)	60,701	955,434
Neenah Paper, Inc.	35,226	786,244
P.H. Glatfelter Co.	48,053	678,508
		4,425,791
PERSONAL PRODUCTS — 0.6%
Medifast, Inc.(1)	48,584	666,572
Nature’s Sunshine Products, Inc.(1)	16,876	261,916
USANA Health Sciences, Inc.(1)	19,899	604,333
		1,532,821
PHARMACEUTICALS — 3.0%
Acura Pharmaceuticals, Inc.(1)	24,710	86,238
Cornerstone Therapeutics, Inc.(1)	8,115	45,444
Depomed, Inc.(1)	46,180	239,212
Endo Pharmaceuticals Holdings, Inc.(1)	9,601	331,523
Hi-Tech Pharmacal Co., Inc.(1)	22,934	891,903
Jazz Pharmaceuticals, Inc.(1)	16,236	627,197
Medicines Co. (The)(1)	60,674	1,130,963
Medicis Pharmaceutical Corp., Class A	15,779	524,652
Obagi Medical Products, Inc.(1)	10,471	106,385
Par Pharmaceutical Cos., Inc.(1)	32,722	1,070,991
Questcor Pharmaceuticals, Inc.(1)	13,628	566,652
Salix Pharmaceuticals Ltd.(1)	6,015	287,818
ViroPharma, Inc.(1)	61,518	1,684,978
		7,593,956
PROFESSIONAL SERVICES — 2.1%
Barrett Business Services, Inc.	6,916	138,043
Corporate Executive Board Co. (The)	17,064	650,139
Dun & Bradstreet Corp.	7,642	571,851
Exponent, Inc.(1)	16,662	765,952
GP Strategies Corp.(1)	30,315	408,646
Huron Consulting Group, Inc.(1)	14,111	546,660
ICF International, Inc.(1)	28,083	695,897
Insperity, Inc.	34,642	878,175
Mistras Group, Inc.(1)	22,349	569,676
		5,225,039

11

Shares	Value
REAL ESTATE INVESTMENT TRUSTS (REITs) — 6.6%
BioMed Realty Trust, Inc.	16,681	$301,593
CBL & Associates Properties, Inc.	19,230	301,911
Colonial Properties Trust	52,745	1,100,261
CubeSmart	11,026	117,317
Entertainment Properties Trust	8,796	384,473
Equity Lifestyle Properties, Inc.	10,545	703,246
Extra Space Storage, Inc.	46,847	1,135,103
First Industrial Realty Trust, Inc.(1)	61,263	626,721
Home Properties, Inc.	12,639	727,627
Hospitality Properties Trust	4,759	109,362
Lexington Realty Trust	136,881	1,025,239
LTC Properties, Inc.	25,220	778,289
Mid-America Apartment Communities, Inc.	24,826	1,552,866
Mission West Properties, Inc.	72,447	653,472
National Retail Properties, Inc.	22,480	593,022
Post Properties, Inc.	31,096	1,359,517
Potlatch Corp.	19,683	612,338
PS Business Parks, Inc.	21,829	1,209,981
Ramco-Gershenson Properties Trust	38,169	375,201
Sovran Self Storage, Inc.	20,415	871,108
Tanger Factory Outlet Centers(2)	64,112	1,879,764
Universal Health Realty Income Trust	3,478	135,642
		16,554,053
REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.2%
FirstService Corp.(1)	17,358	459,813
ROAD AND RAIL — 2.1%
AMERCO, Inc.	5,086	449,602
Arkansas Best Corp.	46,494	895,939
Heartland Express, Inc.	15,725	224,710
Knight Transportation, Inc.	70,620	1,104,497
Old Dominion Freight Line, Inc.(1)	35,969	1,457,824
Quality Distribution, Inc.(1)	54,293	610,796
RailAmerica, Inc.(1)	40,775	607,140
		5,350,508
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 5.1%
ASM International NV New York Shares	12,989	379,019
ATMI, Inc.(1)	21,358	427,801
Cabot Microelectronics Corp.(1)	17,472	825,552
Cypress Semiconductor Corp.(1)	25,239	426,287
Entegris, Inc.(1)	69,487	606,274
GT Advanced Technologies, Inc.(1)	147,893	1,070,745
Kulicke & Soffa Industries, Inc.(1)	108,465	1,003,301
Lattice Semiconductor Corp.(1)	105,006	623,735
LSI Corp.(1)	104,807	623,602
LTX-Credence Corp.(1)	97,679	522,583
Micrel, Inc.	61,158	618,307
MKS Instruments, Inc.	48,306	1,343,873
OmniVision Technologies, Inc.(1)	42,573	520,881
Photronics, Inc.(1)	102,293	621,941
PMC - Sierra, Inc.(1)	73,178	403,211
RF Micro Devices, Inc.(1)	76,945	415,503
Rudolph Technologies, Inc.(1)	3,538	32,762
Standard Microsystems Corp.(1)	40,403	1,041,185
Teradyne, Inc.(1)	20,713	282,318
Tessera Technologies, Inc.(1)	59,741	1,000,662
		12,789,542
SOFTWARE — 3.6%
ACI Worldwide, Inc.(1)	23,704	678,883
Aspen Technology, Inc.(1)	1,193	20,699
Blackbaud, Inc.	8,493	235,256
Cadence Design Systems, Inc.(1)	42,283	439,743
CommVault Systems, Inc.(1)	18,788	802,623
Fair Isaac Corp.	16,660	597,094
JDA Software Group, Inc.(1)	39,982	1,295,017
Manhattan Associates, Inc.(1)	26,446	1,070,534
Monotype Imaging Holdings, Inc.(1)	16,799	261,896
NetScout Systems, Inc.(1)	7,206	126,826
Progress Software Corp.(1)	67,989	1,315,587
QAD, Inc., Class A(1)	12,393	130,127
QAD, Inc., Class B(1)	996	10,309
Quest Software, Inc.(1)	32,680	607,848
TeleNav, Inc.(1)	66,441	518,904
Websense, Inc.(1)	48,891	915,728
		9,027,074
SPECIALTY RETAIL — 3.7%
Body Central Corp.(1)	27,674	690,743
Cato Corp. (The), Class A	35,854	867,667
Childrens Place Retail Stores, Inc. (The)(1)	13,911	738,952

12

Shares	Value
Express, Inc.(1)	27,605	$550,444
Finish Line, Inc. (The), Class A	53,688	1,035,373
GameStop Corp., Class A(1)	23,000	554,990
Genesco, Inc.(1)	22,235	1,372,789
Hibbett Sports, Inc.(1)	26,845	1,212,857
Men’s Wearhouse, Inc. (The)	5,785	187,492
Pier 1 Imports, Inc.(1)	53,115	739,892
Select Comfort Corp.(1)	57,031	1,237,002
Ulta Salon Cosmetics & Fragrance, Inc.(1)	1,829	118,739
		9,306,940
TEXTILES, APPAREL AND LUXURY GOODS — 2.3%
Delta Apparel, Inc.(1)	1,441	27,509
Iconix Brand Group, Inc.(1)	72,636	1,183,240
Movado Group, Inc.	47,018	854,317
Oxford Industries, Inc.	22,506	1,015,471
Quiksilver, Inc.(1)	222,069	801,669
True Religion Apparel, Inc.(1)	33,793	1,168,562
Warnaco Group, Inc. (The)(1)	13,893	695,206
		5,745,974
THRIFTS AND MORTGAGE FINANCE — 0.3%
Trustco Bank Corp. NY	138,018	774,281
TOBACCO — 0.2%
Universal Corp.	10,591	486,762
TRADING COMPANIES AND DISTRIBUTORS — 1.3%
Applied Industrial Technologies, Inc.	36,028	1,267,105
Beacon Roofing Supply, Inc.(1)	35,230	712,703
DXP Enterprises, Inc.(1)	20,012	644,386
MFC Industrial Ltd.	73,368	514,310
		3,138,504
WATER UTILITIES — 0.2%
American States Water Co.	17,520	611,448
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Telephone & Data Systems, Inc.	26,358	682,409
TOTAL COMMON STOCKS(Cost $224,280,861)		244,816,705
Temporary Cash Investments — 2.1%
Repurchase Agreement, Bank America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 3.125%, 5/15/21, valued at $1,738,295), in a joint trading account at 0.00%, dated 12/30/11, due 1/3/12 (Delivery value $1,698,843)		1,698,843
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.75%, 5/31/16, valued at $866,278), in a joint trading account at 0.01%, dated 12/30/11, due 1/3/12 (Delivery value $849,423)		849,422
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.75%, 2/15/37, valued at $1,735,629), in a joint trading account at 0.02%, dated 12/30/11, due 1/3/12 (Delivery value $1,698,847)		1,698,843
SSgA U.S. Government Money Market Fund	992,064	992,064
TOTAL TEMPORARY CASH INVESTMENTS (Cost $5,239,172)		5,239,172
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $229,520,033)		250,055,877
OTHER ASSETS AND LIABILITIES — (0.3)%		(737,611)
TOTAL NET ASSETS — 100.0%		$249,318,266

Futures Contracts
Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
16	Russell 2000 E-Mini	March 2012	$1,182,080	$(6,745)

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Non-income producing.
(2)	Security, or a portion thereof, has been segregated for futures contracts. At the period end, the aggregate value of securities pledged was $1,183,000.

See Notes to Financial Statements.

13

Statement of Assets and Liabilities

DECEMBER 31, 2011 (UNAUDITED)
Assets
Investment securities, at value (cost of $229,520,033)	$250,055,877
Deposits with broker for futures contracts	109,600
Receivable for capital shares sold	126,248
Dividends and interest receivable	200,983
250,492,708

Liabilities
Payable for capital shares redeemed	986,801
Payable for variation margin on futures contracts	4,480
Accrued management fees	177,202
Distribution and service fees payable	5,959
1,174,442

Net Assets	$249,318,266

Net Assets Consist of:
Capital (par value and paid-in surplus)	$414,811,115
Undistributed net investment income	329,742
Accumulated net realized loss	(186,351,693)
Net unrealized appreciation	20,529,102
$249,318,266

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$196,123,180	25,297,622	$7.75
Institutional Class, $0.01 Par Value	$26,565,576	3,412,193	$7.79
A Class, $0.01 Par Value	$25,674,682	3,375,259	$7.61*
C Class, $0.01 Par Value	$61,796	8,105	$7.62
R Class, $0.01 Par Value	$893,032	118,499	$7.54
*Maximum offering price $8.07 (net asset value divided by 0.9425)

See Notes to Financial Statements.

14

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2011 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $2,034)	$1,488,583
Interest	643
1,489,226

Expenses:
Management fees	1,074,306
Distribution and service fees:
A Class	34,537
C Class	324
R Class	2,183
Directors’ fees and expenses	7,593
1,118,943

Net investment income (loss)	370,283

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	7,185,724
Futures contract transactions	46,165
7,231,889

Change in net unrealized appreciation (depreciation) on:
Investments	(30,818,778)
Futures contracts	(6,745)
(30,825,523)

Net realized and unrealized gain (loss)	(23,593,634)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(23,223,351)

See Notes to Financial Statements.

15

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2011 (UNAUDITED) AND YEAR ENDED JUNE 30, 2011
Increase (Decrease) in Net Assets	December 31, 2011	June 30, 2011
Operations
Net investment income (loss)	$370,283	$495,328
Net realized gain (loss)	7,231,889	49,798,369
Change in net unrealized appreciation (depreciation)	(30,825,523)	38,016,101
Net increase (decrease) in net assets resulting from operations	(23,223,351)	88,309,798

Distributions to Shareholders
From net investment income:
Investor Class	(222,362)	(193,801)
Institutional Class	(100,499)	(108,353)
Decrease in net assets from distributions	(322,861)	(302,154)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(22,789,865)	(105,655,179)

Net increase (decrease) in net assets	(46,336,077)	(17,647,535)

Net Assets
Beginning of period	295,654,343	313,301,878
End of period	$249,318,266	$295,654,343

Undistributed net investment income	$329,742	$282,320

See Notes to Financial Statements.

16

Notes to Financial Statements

DECEMBER 31, 2011 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Small Company Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth. The fund pursues its objective by investing primarily in stocks of smaller-capitalization U.S. companies.

The fund is authorized to issue the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

17

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Business Development Companies — The fund may invest in securities of closed-end investment companies that have elected to be treated as a business development company under the 1940 Act. A business development company operates similar to an exchange-traded fund and represents a portfolio of securities. The fund may purchase a business development company to gain exposure to the securities in the underlying portfolio. The risks of owning a business development company generally reflect the risks of owning the underlying securities. Business development companies have expenses that reduce their value.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2008. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

18

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.5380% to 0.7200%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, C Class and R Class. The Institutional Class is 0.2000% less at each point within the Complex Fee range. The effective annual management fee for each class for the six months ended December 31, 2011 was 0.88% for the Investor Class, A Class, C Class and R Class and 0.68% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended December 31, 2011 are detailed in the Statement of Operations.

Acquired Fund Fees and Expenses — The fund may invest in mutual funds, exchange-traded funds, and business development companies (the acquired funds). The fund will indirectly realize its pro rata share of the fees and expenses of the acquired funds in which it invests. These indirect fees and expenses are not paid out of the fund’s assets but are reflected in the return realized by the fund on its investment in the acquired funds.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc., the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation’s transfer agent, American Century Services, LLC. Various funds in a series issued by American Century Asset Allocation Portfolios, Inc. (ACAAP) own, in aggregate, 17% of the shares of the fund. ACAAP does not invest in the fund for the purpose of exercising management or control.

19

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended December 31, 2011 were $86,501,417 and $103,817,363, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2011		Year ended June 30, 2011
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	200,000,000		200,000,000
Sold	3,014,395	$22,919,522	3,748,866	$28,194,868
Issued in reinvestment of distributions	30,662	218,010	28,390	189,365
Redeemed	(3,853,795)	(29,740,099)	(15,819,818)	(109,003,394)
	(808,738)	(6,602,567)	(12,042,562)	(80,619,161)
Institutional Class/Shares Authorized	100,000,000		100,000,000
Sold	671,984	5,166,703	1,362,748	10,489,197
Issued in reinvestment of distributions	14,042	100,256	16,095	107,839
Redeemed	(2,326,642)	(16,296,876)	(3,211,344)	(22,848,871)
	(1,640,616)	(11,029,917)	(1,832,501)	(12,251,835)
A Class/Shares Authorized	140,000,000		140,000,000
Sold	167,414	1,234,932	662,917	4,941,713
Redeemed	(862,952)	(6,400,181)	(2,474,255)	(18,176,255)
	(695,538)	(5,165,249)	(1,811,338)	(13,234,542)
C Class/Shares Authorized	10,000,000		10,000,000
Sold	812	6,215	5,072	38,642
Redeemed	(1,685)	(11,539)	—	—
	(873)	(5,324)	5,072	38,642
R Class/Shares Authorized	10,000,000		10,000,000
Sold	13,456	95,075	102,397	803,580
Redeemed	(10,820)	(81,883)	(50,466)	(391,863)
	2,636	13,192	51,931	411,717
Net increase (decrease)	(3,143,129)	$(22,789,865)	(15,629,398)	$(105,655,179)

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

20

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$244,816,705	—	—
Temporary Cash Investments	992,064	$4,247,108	—
Total Value of Investment Securities	$245,808,769	$4,247,108	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Futures Contracts	$(6,745)	—	—

7. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, the fund infrequently purchased equity price risk derivative instruments for temporary investment purposes.

The value of equity price risk derivative instruments as of December 31, 2011, is disclosed on the Statement of Assets and Liabilities as a liability of $4,480 in payable for variation margin on futures contracts. For the six months ended December 31, 2011, the effect of equity price risk derivative instruments on the Statement of Operations was $46,165 in net realized gain (loss) on futures contract transactions and $(6,745) in change in net unrealized appreciation (depreciation) on futures contracts.

8. Risk Factors

The fund concentrates its investments in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

21

As of December 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$229,627,286
Gross tax appreciation of investments	$38,265,308
Gross tax depreciation of investments	(17,836,717)
Net tax appreciation (depreciation) of investments	$20,428,591

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of June 30, 2011, the fund had accumulated capital losses of $(193,848,418), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers of $(34,717,583) and $(159,130,835) expire in 2017 and 2018, respectively. The Regulated Investment Company Modernization Act of 2010 allows the fund to carry forward capital losses incurred in future taxable years for an unlimited period. Any losses incurred during future taxable years will be required to be utilized prior to the losses which carry an expiration date. As a result, capital loss carryforwards may be more likely to expire unused.

22

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2011(3)	$8.38	0.01	(0.63)	(0.62)	(0.01)	—	(0.01)	$7.75	(7.40)%	0.89%(4)	0.30%(4)	34%	$196,123
2011	$6.15	0.01	2.23	2.24	(0.01)	—	(0.01)	$8.38	36.39%	0.89%	0.17%	61%	$218,642
2010	$5.00	0.01	1.16	1.17	(0.02)	—	(0.02)	$6.15	23.39%	0.90%	0.12%	44%	$234,727
2009	$7.76	0.02	(2.78)	(2.76)	—(5)	—	—(5)	$5.00	(35.51)%	0.90%	0.33%	92%	$229,568
2008	$10.77	—(5)	(2.01)	(2.01)	(0.02)	(0.98)	(1.00)	$7.76	(19.13)%	0.87%	0.06%	105%	$454,464
2007(6)	$9.88	0.01	0.88	0.89	—	—	—	$10.77	9.01%	0.87%(4)	0.23%(4)	61%	$910,093
2006	$9.77	—(5)	0.61	0.61	(0.01)	(0.49)	(0.50)	$9.88	6.15%	0.87%	0.05%	122%	$924,133
Institutional Class
2011(3)	$8.42	0.02	(0.63)	(0.61)	(0.02)	—	(0.02)	$7.79	(7.18)%	0.69%(4)	0.50%(4)	34%	$26,566
2011	$6.19	0.03	2.22	2.25	(0.02)	—	(0.02)	$8.42	36.43%	0.69%	0.37%	61%	$42,541
2010	$5.02	0.02	1.18	1.20	(0.03)	—	(0.03)	$6.19	23.87%	0.70%	0.32%	44%	$42,599
2009	$7.79	0.03	(2.79)	(2.76)	(0.01)	—	(0.01)	$5.02	(35.38)%	0.70%	0.53%	92%	$143,028
2008	$10.80	0.02	(2.02)	(2.00)	(0.03)	(0.98)	(1.01)	$7.79	(18.99)%	0.67%	0.26%	105%	$218,820
2007(6)	$9.90	0.02	0.88	0.90	—	—	—	$10.80	9.09%	0.67%(4)	0.43%(4)	61%	$386,240
2006	$9.80	0.02	0.61	0.63	(0.04)	(0.49)	(0.53)	$9.90	6.44%	0.67%	0.25%	122%	$383,412

23

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class(7)
2011(3)	$8.22	—(5)	(0.61)	(0.61)	—	—	—	$7.61	(7.42)%	1.14%(4)	0.05%(4)	34%	$25,675
2011	$6.05	(0.01)	2.18	2.17	—	—	—	$8.22	35.87%	1.14%	(0.08)%	61%	$33,452
2010	$4.91	(0.01)	1.16	1.15	(0.01)	—	(0.01)	$6.05	23.40%	1.15%	(0.13)%	44%	$35,567
2009	$7.65	—(5)	(2.74)	(2.74)	—	—	—	$4.91	(35.82)%	1.15%	(0.08)%	92%	$49,253
2008	$10.64	(0.02)	(1.98)	(2.00)	(0.01)	(0.98)	(0.99)	$7.65	(19.30)%	1.12%	(0.19)%	105%	$236,906
2007(6)	$9.78	—(5)	0.86	0.86	—	—	—	$10.64	8.79%	1.12%(4)	(0.02)%(4)	61%	$358,347
2006	$9.69	(0.02)	0.60	0.58	—	(0.49)	(0.49)	$9.78	6.02%	1.12%	(0.20)%	122%	$355,778
C Class
2011(3)	$8.27	(0.03)	(0.62)	(0.65)	—	—	—	$7.62	(7.86)%	1.89%(4)	(0.70)%(4)	34%	$62
2011	$6.13	(0.06)	2.20	2.14	—	—	—	$8.27	34.91%	1.89%	(0.83)%	61%	$74
2010(8)	$6.40	(0.02)	(0.25)	(0.27)	—	—	—	$6.13	(4.22)%	1.90%(4)	(0.79)%(4)	44%(9)	$24
R Class
2011(3)	$8.15	(0.01)	(0.60)	(0.61)	—	—	—	$7.54	(7.48)%	1.39%(4)	(0.20)%(4)	34%	$893
2011	$6.01	(0.02)	2.16	2.14	—	—	—	$8.15	35.61%	1.39%	(0.33)%	61%	$945
2010	$4.89	(0.02)	1.14	1.12	—	—	—	$6.01	22.90%	1.40%	(0.38)%	44%	$384
2009	$7.63	(0.01)	(2.73)	(2.74)	—	—	—	$4.89	(35.91)%	1.40%	(0.17)%	92%	$321
2008	$10.63	(0.04)	(1.98)	(2.02)	—	(0.98)	(0.98)	$7.63	(19.51)%	1.37%	(0.44)%	105%	$254
2007(6)	$9.78	(0.01)	0.86	0.85	—	—	–	$10.63	8.69%	1.37%(4)	(0.27)%(4)	61%	$395
2006	$9.72	(0.05)	0.60	0.55	—	(0.49)	(0.49)	$9.78	5.70%	1.37%	(0.45)%	122%	$353

24

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)	Six months ended December 31, 2011 (unaudited).
(4)	Annualized.
(5)	Per-share amount was less than $0.005.
(6)
January 1, 2007 through June 30, 2007. The fund’s fiscal year end was changed from December 31 to June 30, resulting in a six-month annual reporting period. For the years before June 30, 2007, the fund’s fiscal year end was December 31.

(7)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.
(8)	March 1, 2010 (commencement of sale) through June 30, 2010.
(9)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended June 30, 2010.

See Notes to Financial Statements.

25

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

26

Notes

27

Notes

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Quantitative Equity Funds, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2012 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-74322   1202

SEMIANNUAL REPORT                          DECEMBER 31, 2011

Utilities Fund

President’s Letter	2
Performance	3
Fund Characteristics	4
Shareholder Fee Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	9
Statement of Operations	10
Statement of Changes in Net Assets	11
Notes to Financial Statements	12
Financial Highlights	16
Additional Information	17

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

      Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended December 31, 2011. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, portfolio strategy, and the investment markets, we encourage you to visit our website, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site. Also, the fund’s next annual report, dated June 30, 2012, will provide additional market perspective and commentary from our portfolio management team.

Macroeconomic and Financial Market Overview

This six-month reporting period differed dramatically from the 12 months that preceded it. As the period covered by this report opened in July 2011, U.S. stock investors had just enjoyed a span during the last half of 2010 and the first half of 2011 in which the broad market climbed approximately 30%, boosted by growth and optimism related to monetary and fiscal intervention in 2010. Meanwhile, U.S. bond returns were generally lower and more mixed.

However, U.S. economic growth slowed considerably in 2011 from its 2010 levels, and optimism faded in the late spring and summer of last year as financial and economic challenges emerged. High fuel prices, declining U.S. home values, elevated U.S. unemployment rates, natural disasters, federal budget management concerns in the U.S., and a resurgence of the European sovereign debt crisis ebbed the economic tide and investors’ risk tolerance.

Six-month returns, as of December 31, 2011, generally reflected a more risk-averse investor mindset—the Barclays Capital U.S. Aggregate Bond Index returned 4.98%, compared with –3.69% for the S&P 500 Index. But 2011 ended on a better economic and financial note than many anticipated. More risk tolerance returned in the fourth quarter as concerns about Europe eased. However, further volatility appears likely in 2012 as uncertainties regarding European debt, economic strength, government budget deficits, and the U.S. presidential election potentially sway the markets.

We believe strongly in adhering to a disciplined, diversified, long-term investment approach during volatile periods, and we appreciate your continued trust in us during these unsettled times.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of December 31, 2011
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	BULIX	2.14%	11.12%	2.79%	6.20%	7.56%	3/1/93
Russell 3000 Utilities Index	—	3.19%	12.46%	1.71%	3.96%	N/A(2)	—
S&P 500 Index	—	-3.69%	2.11%	-0.25%	2.92%	7.77%(3)	—

(1)	Total returns for periods less than one year are not annualized.
(2)	Index data first available 7/1/96.
(3)	Since 2/28/93, the date nearest the Investor Class’s inception for which data are available.

Total Annual Fund Operating Expenses
Investor Class 0.69%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The fund concentrates its investments in a narrow segment of the total market and is therefore subject to greater risks and market fluctuations than a portfolio representing a broader range of industries. International investing involves special risks, such as political instability and currency fluctuations.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

3

Fund Characteristics

DECEMBER 31, 2011
Top Ten Holdings	% of net assets
AT&T, Inc.	10.9%
Verizon Communications, Inc.	10.1%
Public Service Enterprise Group, Inc.	4.6%
American Electric Power Co., Inc.	4.5%
Entergy Corp.	4.3%
Exelon Corp.	4.1%
Telephone & Data Systems, Inc.	3.2%
Edison International	2.8%
PG&E Corp.	2.7%
j2 Global, Inc.	2.7%

Sub-Industry Allocation	% of net assets
Electric Utilities	28.0%
Integrated Telecommunication Services	27.7%
Multi-Utilities	22.3%
Wireless Telecommunication Services	8.9%
Gas Utilities	5.4%
Internet Software and Services	2.7%
Oil and Gas Exploration and Production	2.3%
Alternative Carriers	0.7%
Communications Equipment	0.3%
Independent Power Producers and Energy Traders	0.2%
Cash and Equivalents*	1.5%
*Includes temporary cash investments and other assets and liabilities.

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	91.9%
Foreign Common Stocks**	6.6%
Total Common Stocks	98.5%
Temporary Cash Investments	1.4%
Other Assets and Liabilities	0.1%
**Includes depositary shares, dual listed securities and foreign ordinary shares.

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2011 to December 31, 2011.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/11	Ending Account Value 12/31/11	Expenses Paid During Period* 7/1/11 – 12/31/11	Annualized Expense Ratio*
Actual
Investor Class	$1,000	$1,021.40	$3.51	0.69%
Hypothetical
Investor Class	$1,000	$1,021.67	$3.51	0.69%

*
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

6

Schedule of Investments

DECEMBER 31, 2011 (UNAUDITED)

	Shares	Value
Common Stocks — 98.5%
ALTERNATIVE CARRIERS — 0.7%
Lumos Networks Corp.	1,374	$21,077
Neutral Tandem, Inc.(1)	193,976	2,073,604
		2,094,681
COMMUNICATIONS EQUIPMENT — 0.3%
QUALCOMM, Inc.	15,815	865,080
ELECTRIC UTILITIES — 28.0%
American Electric Power Co., Inc.	331,673	13,701,412
Cleco Corp.	81,137	3,091,320
Duke Energy Corp.	209,604	4,611,288
Edison International	205,400	8,503,560
Entergy Corp.	180,346	13,174,275
Exelon Corp.	288,700	12,520,919
FirstEnergy Corp.	184,095	8,155,408
NextEra Energy, Inc.	83,967	5,111,911
Portland General Electric Co.	158,400	4,005,936
PPL Corp.	189,400	5,572,148
Southern Co.	113,324	5,245,768
UniSource Energy Corp.	71,115	2,625,566
		86,319,511
GAS UTILITIES — 5.4%
AGL Resources, Inc.	50,979	2,154,373
Atmos Energy Corp.	66,529	2,218,742
Laclede Group, Inc. (The)	94,320	3,817,130
Questar Corp.	82,000	1,628,520
Southwest Gas Corp.	34,020	1,445,510
UGI Corp.	185,500	5,453,700
		16,717,975
INDEPENDENT POWER PRODUCERS AND ENERGY TRADERS — 0.2%
AES Corp. (The)(1)	46,803	554,147
INTEGRATED TELECOMMUNICATION SERVICES — 27.7%
AT&T, Inc.	1,108,730	33,527,995
BCE, Inc.	113,163	4,715,502
CenturyLink, Inc.	115,235	4,286,742
France Telecom SA ADR	262,519	4,111,047
Frontier Communications Corp.	94,297	485,630
HickoryTech Corp.	22,650	250,962
IDT Corp., Class B	14,903	$139,790
Telefonica SA ADR	157,453	2,706,617
Verizon Communications, Inc.	776,022	31,134,003
Windstream Corp.	334,386	3,925,692
		85,283,980
INTERNET SOFTWARE AND SERVICES — 2.7%
j2 Global, Inc.	298,014	8,386,114
MULTI-UTILITIES — 22.3%
Ameren Corp.	119,677	3,964,899
CenterPoint Energy, Inc.	414,373	8,324,754
CMS Energy Corp.	179,100	3,954,528
Consolidated Edison, Inc.	91,992	5,706,264
Dominion Resources, Inc.	21,592	1,146,103
DTE Energy Co.	139,469	7,594,087
NiSource, Inc.	82,900	1,973,849
NSTAR	78,842	3,702,420
PG&E Corp.	205,057	8,452,449
Public Service Enterprise Group, Inc.	429,770	14,186,708
SCANA Corp.	46,577	2,098,760
Sempra Energy	46,408	2,552,440
Xcel Energy, Inc.	180,400	4,986,256
		68,643,517
OIL AND GAS EXPLORATION AND PRODUCTION — 2.3%
Energen Corp.	139,361	6,968,050
WIRELESS TELECOMMUNICATION SERVICES — 8.9%
America Movil SAB de CV Series L ADR	184,478	4,169,203
MetroPCS Communications, Inc.(1)	39,691	344,518
NII Holdings, Inc.(1)	162,021	3,451,047
Sprint Nextel Corp.(1)	903,042	2,113,118
Telephone & Data Systems, Inc.	385,399	9,977,980
USA Mobility, Inc.	195,688	2,714,193
Vodafone Group plc ADR	161,957	4,539,655
		27,309,714
TOTAL COMMON STOCKS (Cost $260,979,671)		303,142,769

7

Shares	Value
Temporary Cash Investments — 1.4%
Repurchase Agreement, Bank America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 3.125%, 5/15/21, valued at $1,462,333), in a joint trading account at 0.00%, dated 12/30/11, due 1/3/12 (Delivery value $1,429,145)		$1,429,145
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.75%, 5/31/16, valued at $728,752), in a joint trading account at 0.01%, dated 12/30/11, due 1/3/12 (Delivery value $714,573)		714,572
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.75%, 2/15/37, valued at $1,460,091), in a joint trading account at 0.02%, dated 12/30/11, due 1/3/12 (Delivery value $1,429,148)		1,429,145
SSgA U.S. Government Money Market Fund	765,812	765,812
TOTAL TEMPORARY CASH INVESTMENTS (Cost $4,338,674)		4,338,674
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $265,318,345)		307,481,443
OTHER ASSETS AND LIABILITIES — 0.1%		409,184
TOTAL NET ASSETS — 100.0%		$307,890,627

Notes to Schedule of Investments

ADR = American Depositary Receipt
(1)  Non-income producing.

See Notes to Financial Statements.

8

Statement of Assets and Liabilities

DECEMBER 31, 2011 (UNAUDITED)
Assets
Investment securities, at value (cost of $265,318,345)	$307,481,443
Receivable for investments sold	1,937
Receivable for capital shares sold	506,816
Dividends and interest receivable	891,403
308,881,599

Liabilities
Payable for investments purchased	409,534
Payable for capital shares redeemed	409,652
Accrued management fees	171,786
990,972

Net Assets	$307,890,627

Investor Class Capital Shares, $0.01 Par Value
Shares authorized	80,000,000
Shares outstanding	19,439,141

Net Asset Value Per Share	$15.84

Net Assets Consist of:
Capital (par value and paid-in surplus)	$259,793,178
Undistributed net investment income	19,094
Undistributed net realized gain	5,914,899
Net unrealized appreciation	42,163,456
$307,890,627

See Notes to Financial Statements.

9

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2011 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $62,404)	$6,378,183
Interest	324
6,378,507

Expenses:
Management fees	957,875
Directors’ fees and expenses	7,409
965,284

Net investment income (loss)	5,413,223

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	16,804,058
Foreign currency transactions	(550)
16,803,508

Change in net unrealized appreciation (depreciation) on:
Investments	(15,629,830)
Translation of assets and liabilities in foreign currencies	(823)
(15,630,653)

Net realized and unrealized gain (loss)	1,172,855

Net Increase (Decrease) in Net Assets Resulting from Operations	$6,586,078

See Notes to Financial Statements.

10

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2011 (UNAUDITED) AND YEAR ENDED JUNE 30, 2011
Increase (Decrease) in Net Assets	December 31, 2011	June 30, 2011
Operations
Net investment income (loss)	$5,413,223	$9,008,793
Net realized gain (loss)	16,803,508	8,674,327
Change in net unrealized appreciation (depreciation)	(15,630,653)	49,540,081
Net increase (decrease) in net assets resulting from operations	6,586,078	67,223,201

Distributions to Shareholders
From net investment income	(5,863,615)	(8,638,698)
From net realized gains	(1,904,502)	—
Decrease in net assets from distributions	(7,768,117)	(8,638,698)

Capital Share Transactions
Proceeds from shares sold	44,661,034	34,807,857
Proceeds from reinvestment of distributions	7,334,960	8,094,997
Payments for shares redeemed	(27,100,430)	(45,411,469)
Net increase (decrease) in net assets from capital share transactions	24,895,564	(2,508,615)

Net increase (decrease) in net assets	23,713,525	56,075,888

Net Assets
Beginning of period	284,177,102	228,101,214
End of period	$307,890,627	$284,177,102

Undistributed net investment income	$19,094	$469,486

Transactions in Shares of the Fund
Sold	2,882,615	2,310,663
Issued in reinvestment of distributions	471,291	545,910
Redeemed	(1,750,904)	(3,099,743)
Net increase (decrease) in shares of the fund	1,603,002	(243,170)

See Notes to Financial Statements.

11

Notes to Financial Statements

DECEMBER 31, 2011 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Utilities Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek current income and long-term growth of capital and income. The fund invests at least 80% of its assets in equity securities of companies engaged in the utilities industry.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

12

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2008. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

13

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.3380% to 0.5200%. The rates for the Complex Fee range from 0.2500% to 0.3100%. The effective annual management fee for the six months ended December 31, 2011 was 0.68%.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc., the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended December 31, 2011 were $97,398,572 and $74,693,705, respectively.

5. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$282,900,745	—	—
Foreign Common Stocks	20,242,024	—	—
Temporary Cash Investments	765,812	$3,572,862	—
Total Value of Investment Securities	$303,908,581	$3,572,862	—

14

6. Risk Factors

The fund concentrates its investments in a narrow segment of the total market. Because of this, the fund may be subject to greater risk and market fluctuations than a portfolio representing a broader range of industries.

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

7. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$265,960,576
Gross tax appreciation of investments	$49,395,593
Gross tax depreciation of investments	(7,874,726)
Net tax appreciation (depreciation) of investments	$41,520,867

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of June 30, 2011, the fund had accumulated capital losses of $(8,912,809), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire in 2018. The Regulated Investment Company Modernization Act of 2010 allows the fund to carry forward capital losses incurred in future taxable years for an unlimited period. Any losses incurred during future taxable years will be required to be utilized prior to the losses which carry an expiration date. As a result, capital loss carryforwards may be more likely to expire unused.

15

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
	Net Asset Value, Beginning of Period	Income From Investment Operations:			Distributions From:				Total Return(2)	Ratio to Average Net Assets of:
		Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period		Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2011(3)	$15.93	0.30	0.03	0.33	(0.32)	(0.10)	(0.42)	$15.84	2.14%	0.69%(4)	3.85%(4)	27%	$307,891
2011	$12.62	0.51	3.30	3.81	(0.50)	—	(0.50)	$15.93	30.50%	0.69%	3.47%	17%	$284,177
2010	$12.42	0.49	0.19	0.68	(0.48)	—	(0.48)	$12.62	5.30%	0.70%	3.75%	11%	$228,101
2009	$17.46	0.46	(4.98)	(4.52)	(0.52)	—	(0.52)	$12.42	(25.89)%	0.70%	3.54%	14%	$236,734
2008	$18.04	0.39	(0.61)	(0.22)	(0.36)	—	(0.36)	$17.46	(1.26)%	0.68%	2.16%	19%	$387,070
2007(5)	$16.30	0.20	1.70	1.90	(0.16)	—	(0.16)	$18.04	11.71%	0.67%(4)	2.30%(4)	20%	$502,099
2006	$13.40	0.38	2.92	3.30	(0.40)	—	(0.40)	$16.30	24.99%	0.68%	2.62%	45%	$336,672

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)	Six months ended December 31, 2011 (unaudited).
(4)	Annualized.
(5)
January 1, 2007 through June 30, 2007. The fund’s fiscal year end was changed from December 31 to June 30, resulting in a six-month annual reporting period. For the years before June 30, 2007, the fund’s fiscal year end was December 31.

See Notes to Financial Statements.

16

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

17

Notes

18

Notes

19

Notes

20

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Quantitative Equity Funds, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2012 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-74315   1202

SEMIANNUAL REPORT                DECEMBER 31, 2011

Strategic Inflation Opportunities Fund

President’s Letter	2
Performance	3
Fund Characteristics	4
Shareholder Fee Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	17
Statement of Operations	18
Statement of Changes in Net Assets	19
Notes to Financial Statements	20
Financial Highlights	28
Additional Information	30

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

      Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended December 31, 2011. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, portfolio strategy, and the investment markets, we encourage you to visit our website, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site. Also, the fund’s next annual report, dated June 30, 2012, will provide additional market perspective and commentary from our portfolio management team.

Macroeconomic and Financial Market Overview

This six-month reporting period differed dramatically from the 12 months that preceded it. As the period covered by this report opened in July 2011, U.S. stock investors had just enjoyed a span during the last half of 2010 and the first half of 2011 in which the broad market climbed approximately 30%, boosted by growth and optimism related to monetary and fiscal intervention in 2010. Meanwhile, U.S. bond returns were generally lower and more mixed.

However, U.S. economic growth slowed considerably in 2011 from its 2010 levels, and optimism faded in the late spring and summer of last year as financial and economic challenges emerged. High fuel prices, declining U.S. home values, elevated U.S. unemployment rates, natural disasters, federal budget management concerns in the U.S., and a resurgence of the European sovereign debt crisis ebbed the economic tide and investors’ risk tolerance.

Six-month returns, as of December 31, 2011, generally reflected a more risk-averse investor mindset—the Barclays Capital U.S. Aggregate Bond Index returned 4.98%, compared with –3.69% for the S&P 500 Index. But 2011 ended on a better economic and financial note than many anticipated. More risk tolerance returned in the fourth quarter as concerns about Europe eased. However, further volatility appears likely in 2012 as uncertainties regarding European debt, economic strength, government budget deficits, and the U.S. presidential election potentially sway the markets.

We believe strongly in adhering to a disciplined, diversified, long-term investment approach during volatile periods, and we appreciate your continued trust in us during these unsettled times.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Performance

Total Returns as of December 31, 2011
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	Since Inception	Inception Date
Investor Class	ASIOX	-5.04%	-2.20%(2)	1.61%(2)	4/30/10
Barclays Capital U.S. 1-3 Month Treasury Bill Index	—	0.01%	0.07%	0.10%	—
Institutional Class	ASINX	-4.90%	-1.97%(2)	1.78%(2)	4/30/10
A Class No sales charge* With sales charge*	ASIDX	-5.13% -10.56%	-2.39%(2) -7.97%(2)	1.34%(2) -2.19%(2)	4/30/10
C Class No sales charge* With sales charge*	ASIZX	-5.48% -6.42%	-3.11%(2) -3.11%(2)	0.59%(2) 0.59%(2)	4/30/10
R Class	ASIUX	-5.22%	-2.66%(2)	1.07%(2)	4/30/10

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.
(2)	Returns would have been lower if a portion of the management fee had not been waived.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
1.19%	0.99%	1.44%	2.19%	1.69%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks. There are certain risks involved in investing in forward foreign currency exchange contracts; changes in the value of foreign currencies against the U.S. dollar could result in losses to the fund. Commodity investing involves special risks, such as weather, disease, embargoes, tariffs, taxes and economic, political and regulatory developments.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

Fund Characteristics

DECEMBER 31, 2011
Types of Investments in Portfolio	% of net assets
U.S. Treasury Securities	37.9%
Domestic Common Stocks	11.5%
Foreign Common Stocks	6.3%
Commodity ETFs	11.5%
Commercial Paper	5.8%
Corporate Bonds	3.1%
Commercial Mortgage-Backed Securities	2.2%
Collateralized Mortgage Obligations	1.9%
Temporary Cash Investments — Segregated For Forward Foreign Currency Exchange Contracts	20.6%
Other Assets and Liabilities	(0.8)%

Top Ten Stock Holdings	% of net assets
Exxon Mobil Corp.	1.2%
Chevron Corp.	1.1%
Schlumberger Ltd.	0.8%
ConocoPhillips	0.7%
Occidental Petroleum Corp.	0.6%
Goldcorp, Inc. New York Shares	0.4%
Halliburton Co.	0.4%
Barrick Gold Corp.	0.4%
Newmont Mining Corp.	0.4%
Apache Corp.	0.3%

Geographic Composition of Stock Holdings	% of net assets
United States	11.5%
Canada	3.5%
Hong Kong	0.6%
Japan	0.4%
Other Countries	1.8%

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2011 to December 31, 2011.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/11	Ending Account Value 12/31/11	Expenses Paid During Period(1) 7/1/11 – 12/31/11	Annualized Expense Ratio(1)
Actual
Investor Class (after waiver)	$1,000	$949.60	$5.24	1.07%
Investor Class (before waiver)	$1,000	$949.60(2)	$5.34	1.09%
Institutional Class (after waiver)	$1,000	$951.00	$4.27	0.87%
Institutional Class (before waiver)	$1,000	$951.00(2)	$4.36	0.89%
A Class (after waiver)	$1,000	$948.70	$6.47	1.32%
A Class (before waiver)	$1,000	$948.70(2)	$6.56	1.34%
C Class (after waiver)	$1,000	$945.20	$10.12	2.07%
C Class (before waiver)	$1,000	$945.20(2)	$10.22	2.09%
R Class (after waiver)	$1,000	$947.80	$7.69	1.57%
R Class (before waiver)	$1,000	$947.80(2)	$7.78	1.59%
Hypothetical
Investor Class (after waiver)	$1,000	$1,019.76	$5.43	1.07%
Investor Class (before waiver)	$1,000	$1,019.66	$5.53	1.09%
Institutional Class (after waiver)	$1,000	$1,020.76	$4.42	0.87%
Institutional Class (before waiver)	$1,000	$1,020.66	$4.52	0.89%
A Class (after waiver)	$1,000	$1,018.50	$6.70	1.32%
A Class (before waiver)	$1,000	$1,018.40	$6.80	1.34%
C Class (after waiver)	$1,000	$1,014.73	$10.48	2.07%
C Class (before waiver)	$1,000	$1,014.63	$10.58	2.09%
R Class (after waiver)	$1,000	$1,017.24	$7.96	1.57%
R Class (before waiver)	$1,000	$1,017.14	$8.06	1.59%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the management fee had not been waived.

Schedule of Investments

DECEMBER 31, 2011 (UNAUDITED)

	Principal Amount/ Shares	Value
U.S. Treasury Securities — 37.9%
U.S. Treasury Inflation Indexed Notes, 0.625%, 4/15/13(1)	$1,451,435	$1,476,948
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/13(1)	3,507,117	3,670,141
U.S. Treasury Inflation Indexed Notes, 2.00%, 1/15/14(1)	4,392,808	4,655,348
U.S. Treasury Inflation Indexed Notes, 1.25%, 4/15/14(1)	1,664,822	1,745,982
U.S. Treasury Inflation Indexed Notes, 2.00%, 7/15/14(1)	3,369,170	3,632,123
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/15(1)	2,472,247	2,668,096
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/15(1)	5,996,808	6,279,311
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/15(1)	3,623,532	3,998,908
U.S. Treasury Inflation Indexed Notes, 2.00%, 1/15/16(1)	3,879,623	4,340,025
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/16(1)	2,025,817	2,113,814
U.S. Treasury Inflation Indexed Notes, 2.50%, 7/15/16(1)	1,367,742	1,583,055
U.S. Treasury Inflation Indexed Notes, 2.375%, 1/15/17(1)	2,469,940	2,867,833
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/18(1)	162,110	184,792
TOTAL U.S. TREASURY SECURITIES (Cost $38,834,560)		39,216,376
Common Stocks — 17.8%
CHEMICALS — 0.5%
Agrium, Inc.	1,787	119,926
CF Industries Holdings, Inc.	201	29,141
Monsanto Co.	1,812	126,967
Mosaic Co. (The)	1,923	96,977
Potash Corp. of Saskatchewan, Inc.	4,177	172,426
		545,437
ENERGY EQUIPMENT AND SERVICES — 2.3%
Baker Hughes, Inc.	4,244	$206,428
Diamond Offshore Drilling, Inc.	644	35,588
Ensco plc ADR	3,852	180,736
Gasfrac Energy Services, Inc.(2)	21,188	145,170
Halliburton Co.	12,601	434,861
Nabors Industries Ltd.(2)	2,500	43,350
National Oilwell Varco, Inc.	3,066	208,457
Oceaneering International, Inc.	1,508	69,564
Patterson-UTI Energy, Inc.	1,879	37,542
Schlumberger Ltd.	12,165	830,991
Tidewater, Inc.	1,186	58,470
Weatherford International Ltd.(2)	5,927	86,771
		2,337,928
HOTELS, RESTAURANTS AND LEISURE†
Wyndham Worldwide Corp.	1,358	51,373
INDUSTRIAL CONGLOMERATES — 0.1%
Fraser and Neave Ltd.	12,000	57,361
METALS AND MINING — 2.8%
Allied Nevada Gold Corp.(2)	5,343	162,322
AuRico Gold, Inc.(2)	3,708	29,810
B2Gold Corp.(2)	13,184	40,118
Barrick Gold Corp.	8,348	377,747
BHP Billiton Ltd. ADR	680	48,028
Canaco Resources, Inc.(2)	15,794	22,480
Detour Gold Corp.(2)	1,685	41,598
Franco-Nevada Corp.	5,457	207,728
Freeport-McMoRan Copper & Gold, Inc.	8,216	302,267
Goldcorp, Inc. New York Shares	10,264	454,182
Kinross Gold Corp. New York Shares	7,776	88,646
Newmont Mining Corp.	6,289	377,403
Osisko Mining Corp.(2)	15,746	152,089
Randgold Resources Ltd. ADR	1,166	119,049
Silver Wheaton Corp.	3,888	112,596
Tahoe Resources, Inc.(2)	4,128	71,640
Teck Resources Ltd.	2,871	101,031

Principal Amount/ Shares	Value
Vale SA ADR	2,621	$56,220
Yamana Gold, Inc. New York Shares	9,625	141,391
		2,906,345
OIL, GAS AND CONSUMABLE FUELS — 7.2%
Alpha Natural Resources, Inc.(2)	1,320	26,968
Anadarko Petroleum Corp.	2,908	221,968
Apache Corp.	3,926	355,617
Cabot Oil & Gas Corp.	715	54,269
Canadian Natural Resources Ltd.	3,854	144,024
Canadian Oil Sands Ltd.	2,899	66,161
Celtic Exploration Ltd.(2)	9,176	205,993
Chesapeake Energy Corp.	5,968	133,027
Chevron Corp.	10,941	1,164,122
ConocoPhillips	10,081	734,602
Devon Energy Corp.	3,344	207,328
Encana Corp.	7,059	130,803
EOG Resources, Inc.	2,262	222,830
Exxon Mobil Corp.	15,150	1,284,114
Forest Oil Corp.(2)	1,284	17,398
Hess Corp.	3,709	210,671
Lone Pine Resources, Inc.(2)	786	5,510
Marathon Oil Corp.	6,330	185,279
Marathon Petroleum Corp.	2,717	90,449
Newfield Exploration Co.(2)	425	16,035
Noble Energy, Inc.	1,292	121,952
Occidental Petroleum Corp.	6,439	603,334
Peabody Energy Corp.	1,837	60,823
Range Resources Corp.	1,295	80,212
Southern Union Co.	879	37,015
Southwestern Energy Co.(2)	1,982	63,305
Spectra Energy Corp.	3,048	93,726
Suncor Energy, Inc.	8,869	255,693
Sunoco, Inc.	3,501	143,611
Talisman Energy, Inc.	1,430	18,220
Talisman Energy, Inc., New York shares	2,373	30,256
TransCanada Corp.	862	37,678
Valero Energy Corp.	6,197	130,447
Williams Cos., Inc. (The)	4,521	149,283
Zodiac Exploration, Inc.(2)	462,225	145,190
		7,447,913
PAPER AND FOREST PRODUCTS†
Domtar Corp.	414	33,104
REAL ESTATE INVESTMENT TRUSTS (REITs) — 3.6%
Alstria Office REIT-AG	4,468	53,178
American Capital Agency Corp.	3,333	93,591
Boardwalk Real Estate Investment Trust	2,052	101,598
Boston Properties, Inc.	1,350	134,460
BRE Properties, Inc.	2,420	122,162
CFS Retail Property Trust	24,600	42,396
DDR Corp.	9,993	121,615
Digital Realty Trust, Inc.	1,683	112,206
Education Realty Trust, Inc.	12,432	127,179
Essex Property Trust, Inc.	986	138,543
Extra Space Storage, Inc.	3,068	74,338
Federal Realty Investment Trust	908	82,401
Goodman Group	170,775	99,561
HCP, Inc.	1,274	52,782
Health Care REIT, Inc.	3,000	163,590
Host Hotels & Resorts, Inc.	4,624	68,296
Japan Prime Realty Investment Corp.	42	98,929
Kilroy Realty Corp.	2,857	108,766
Land Securities Group plc	10,803	106,618
Link Real Estate Investment Trust (The)	41,000	150,980
Mapletree Industrial Trust	107,000	88,682
Mirvac Group	71,399	86,172
Post Properties, Inc.	2,771	121,148
Public Storage	1,218	163,772
Rayonier, Inc.	3,195	142,593
RioCan Real Estate Investment Trust	4,744	123,076
Simon Property Group, Inc.	2,412	311,003
Taubman Centers, Inc.	1,832	113,767
Unibail-Rodamco SE	805	144,716
United Urban Investment Corp.	83	94,139
Ventas, Inc.	2,541	140,085
Westfield Group	20,308	162,222
Weyerhaeuser Co.	891	16,635
		3,761,199
REAL ESTATE MANAGEMENT AND DEVELOPMENT — 1.1%
Ayala Land, Inc.	42,900	14,914
BR Malls Participacoes SA	5,100	49,544
Capital & Counties Properties plc	24,372	69,871
Castellum AB	4,281	53,061

Principal Amount/ Shares	Value
Cheung Kong Holdings Ltd.	9,000	$107,074
China Overseas Land & Investment Ltd.	28,000	46,795
China Resources Land Ltd.	36,000	57,848
Daito Trust Construction Co. Ltd.	800	68,598
Evergrande Real Estate Group Ltd.	105,000	43,532
Global Logistic Properties Ltd.(2)	27,000	36,533
GSW Immobilien AG(2)	1,949	56,504
Mitsubishi Estate Co. Ltd.	8,000	119,527
Mitsui Fudosan Co. Ltd.	5,000	72,885
PSP Swiss Property AG(2)	525	43,932
PT Alam Sutera Realty Tbk	485,500	24,630
PT Lippo Karawaci Tbk	388,500	28,278
Sino Land Co. Ltd.	56,000	79,747
SM Prime Holdings, Inc.	54,000	16,383
Sun Hung Kai Properties Ltd.	10,000	125,344
Wharf Holdings Ltd.	8,000	36,155
		1,151,155
TRADING COMPANIES AND DISTRIBUTORS — 0.1%
Noble Group Ltd.	65,290	56,881
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
American Tower Corp. Class A	1,736	104,177
TOTAL COMMON STOCKS(Cost $19,532,614)		18,452,873
Commodity ETFs — 11.5%
iShares S&P GSCI Commodity Indexed Trust(2)	189,442	6,247,797
PowerShares DB Agriculture Fund(2)	34,744	1,003,407
PowerShares DB Commodity Index Tracking Fund(2)	175,577	4,712,487
TOTAL COMMODITY ETFs(Cost $12,227,412)		11,963,691
Commercial Paper(3) — 5.8%
CRC Funding LLC, 0.25%, 1/11/12(1)(4)	$3,000,000	2,999,792
Govco LLC, 0.34%, 1/26/12(1)(4)	3,000,000	2,999,312
TOTAL COMMERCIAL PAPER(Cost $5,999,104)		5,999,104
Corporate Bonds — 3.1%
AUTOMOBILES — 0.2%
Daimler Finance North America LLC, 6.50%, 11/15/13(1)	$80,000	87,187
Ford Motor Credit Co. LLC, 5.00%, 5/15/18(1)	100,000	100,482
		187,669
BEVERAGES — 0.1%
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/20(1)	30,000	35,231
PepsiCo, Inc., 0.80%, 8/25/14	50,000	49,997
		85,228
CHEMICALS — 0.2%
Ashland, Inc., 9.125%, 6/1/17(1)	100,000	112,000
CF Industries, Inc., 6.875%, 5/1/18	25,000	28,688
Dow Chemical Co. (The), 5.90%, 2/15/15(1)	50,000	55,684
		196,372
COMMERCIAL BANKS — 0.1%
Bank of Nova Scotia, 2.375%, 12/17/13(1)	40,000	41,094
Capital One Financial Corp., 2.125%, 7/15/14	50,000	49,395
		90,489
CONSUMER FINANCE — 0.1%
Credit Suisse (New York), 5.50%, 5/1/14(1)	20,000	20,802
HSBC Finance Corp., 6.375%, 11/27/12(1)	40,000	41,152
		61,954
DIVERSIFIED FINANCIAL SERVICES — 0.3%
Ally Financial, Inc., 8.30%, 2/12/15(1)	70,000	74,025
Citigroup, Inc., 6.00%, 12/13/13(1)	80,000	82,831
General Electric Capital Corp., 2.10%, 1/7/14(1)	50,000	50,778
Goldman Sachs Group, Inc. (The), 3.625%, 2/7/16(1)	45,000	43,529
Morgan Stanley, 5.625%, 9/23/19(1)	20,000	18,544
UBS AG (Stamford Branch), 2.25%, 8/12/13(1)	40,000	39,664
		309,371

Principal Amount/ Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
AT&T, Inc., 4.85%, 2/15/14(1)	$100,000	$107,853
CenturyLink, Inc., Series L, 7.875%, 8/15/12(1)	30,000	30,981
Cincinnati Bell, Inc., 8.25%, 10/15/17(1)	70,000	70,700
Frontier Communications Corp., 6.25%, 1/15/13(1)	50,000	51,250
Windstream Corp., 7.875%, 11/1/17(1)	30,000	32,625
		293,409
ELECTRIC UTILITIES — 0.1%
AES Corp. (The), 9.75%, 4/15/16(1)	70,000	80,500
FOOD PRODUCTS — 0.1%
Kellogg Co., 4.25%, 3/6/13(1)	50,000	51,937
Tyson Foods, Inc., 6.85%, 4/1/16(1)	20,000	22,050
		73,987
GAS UTILITIES†
Plains All American Pipeline LP / PAA Finance Corp., 4.25%, 9/1/12(1)	40,000	40,811
HEALTH CARE PROVIDERS AND SERVICES — 0.2%
DaVita, Inc., 6.375%, 11/1/18(1)	25,000	25,656
Express Scripts, Inc., 6.25%, 6/15/14(1)	80,000	87,261
Universal Health Services, Inc., 7.125%, 6/30/16(1)	40,000	43,700
		156,617
HOTELS, RESTAURANTS AND LEISURE — 0.1%
Wyndham Worldwide Corp., 6.00%, 12/1/16(1)	50,000	53,989
IT SERVICES†
International Business Machines Corp., 1.95%, 7/22/16	50,000	51,525
MEDIA — 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp., 7.25%, 10/30/17	70,000	74,112
Comcast Corp., 5.30%, 1/15/14(1)	80,000	86,254
DISH DBS Corp., 7.00%, 10/1/13(1)	50,000	53,625
NBCUniversal Media LLC, 2.10%, 4/1/14(1)	$80,000	81,377
Viacom, Inc., 4.375%, 9/15/14(1)	50,000	53,604
		348,972
METALS AND MINING — 0.2%
ArcelorMittal, 5.375%, 6/1/13(1)	50,000	51,208
Barrick Gold Corp., 2.90%, 5/30/16	30,000	30,828
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17(1)	80,000	85,090
Xstrata Canada Financial Corp., 2.85%, 11/10/14(4)	50,000	50,297
		217,423
MULTI-UTILITIES — 0.2%
Calpine Corp., 7.25%, 10/15/17(1)(4)	70,000	73,850
CMS Energy Corp., 4.25%, 9/30/15	30,000	30,476
CMS Energy Corp., 8.75%, 6/15/19(1)	25,000	29,736
Commonwealth Edison Co., 1.625%, 1/15/14(1)	40,000	40,314
DTE Energy Co., 1.23%, 6/3/13(1)	40,000	39,976
		214,352
OIL, GAS AND CONSUMABLE FUELS — 0.3%
Anadarko Petroleum Corp., 5.75%, 6/15/14(1)	50,000	53,850
Anadarko Petroleum Corp., 5.95%, 9/15/16(1)	20,000	22,699
Canadian Natural Resources Ltd., 5.15%, 2/1/13(1)	80,000	83,481
Cenovus Energy, Inc., 4.50%, 9/15/14(1)	50,000	53,905
Newfield Exploration Co., 6.875%, 2/1/20(1)	50,000	53,750
Peabody Energy Corp., 7.375%, 11/1/16(1)	30,000	33,150
Peabody Energy Corp., 6.50%, 9/15/20(1)	30,000	31,650
		332,485
PAPER AND FOREST PRODUCTS — 0.1%
Georgia-Pacific LLC, 8.25%, 5/1/16(1)(4)	80,000	88,911
PERSONAL PRODUCTS†
Procter & Gamble Co. (The), 0.70%, 8/15/14(1)	50,000	50,283

Principal Amount/ Shares	Value
PHARMACEUTICALS — 0.1%
Sanofi, 1.20%, 9/30/14	$50,000	$50,429
Valeant Pharmaceuticals International, 6.50%, 7/15/16(1)(4)	70,000	70,262
		120,691
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.1%
Developers Diversified Realty Corp., 5.375%, 10/15/12(1)	40,000	40,383
ERP Operating LP, 5.20%, 4/1/13(1)	25,000	25,939
Reckson Operating Partnership LP, 6.00%, 3/31/16(1)	50,000	51,935
Ventas Realty LP / Ventas Capital Corp., 6.75%, 4/1/17(1)	30,000	31,115
		149,372
TEXTILES, APPAREL AND LUXURY GOODS†
Gap, Inc. (The), 5.95%, 4/12/21(1)	10,000	9,551
TOTAL CORPORATE BONDS(Cost $3,181,119)		3,213,961
Commercial Mortgage-Backed Securities(5) — 2.2%
Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A4 SEQ, 4.76%, 11/10/39(1)	150,000	157,703
Banc of America Commercial Mortgage, Inc., Series 2004-6, Class A3 SEQ, 4.51%, 12/10/42(1)	37,325	37,952
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, VRN, 5.12%, 1/10/12(1)	100,000	110,819
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 1/10/12(1)	100,000	105,242
Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class B, VRN, 5.43%, 1/10/12(1)	25,000	25,648
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A3 SEQ, 4.57%, 8/10/42(1)	100,000	101,306
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 1/10/12(1)	200,000	215,438
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6 SEQ, VRN, 5.40%, 1/10/12(1)	$200,000	214,611
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39(1)	225,000	240,929
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4 SEQ, 4.57%, 1/15/31(1)	125,000	130,854
LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A4 SEQ, 4.37%, 3/15/36(1)	155,000	162,225
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A4, VRN, 5.32%, 1/15/12(1)	150,000	161,074
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class AJ, VRN, 4.86%, 1/15/12(1)	25,000	26,280
LB-UBS Commercial Mortgage Trust, Series 2005-C1, Class AJ SEQ, 4.81%, 2/15/40(1)	75,000	73,954
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class AJ SEQ, 4.84%, 7/15/40(1)	85,000	81,794
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 1/15/12(1)	125,000	130,783
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM SEQ, VRN, 5.26%, 1/15/12(1)	75,000	79,462
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A3 SEQ, 4.50%, 10/15/41(1)	39,169	39,909
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A6A, VRN, 5.11%, 1/15/12(1)	40,618	41,166
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AMFX, VRN, 5.18%, 1/15/12(1)	100,000	105,250
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,216,575)		2,242,399

Principal Amount/ Shares	Value
Collateralized Mortgage Obligations(5) — 1.9%
PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 1.7%
ABN Amro Mortgage Corp., Series 2003-6, Class 1A4, 5.50%, 5/25/33	$25,701	$26,786
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19(1)	28,665	29,396
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.52%, 1/25/12	129,881	108,696
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.31%, 1/25/12(1)	112,860	99,516
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-35, Class 1A3 SEQ, 5.00%, 9/25/18(1)	22,025	22,949
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	22,493	23,320
JP Morgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 2.70%, 1/25/12(1)	37,395	25,747
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33(1)	71,941	75,219
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 6.125%, 1/18/12	54,556	56,193
Residential Funding Mortgage Securities I, Series 2006-S10, Class 2A1 SEQ, 5.50%, 10/25/21(1)	30,669	29,171
Wamu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33(1)	37,445	39,279
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-1, Class A10, 5.50%, 2/25/34(1)	32,942	34,721
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	142,049	133,508
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-2, Class 1A1 SEQ, 5.50%, 4/25/35	$44,701	44,912
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	56,202	56,061
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-6, Class A1 SEQ, 5.25%, 8/25/35	68,495	68,152
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 5.35%, 1/25/12(1)	52,459	50,451
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 1A1, VRN, 2.74%, 1/25/12(1)	132,016	132,207
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR2, Class 2A2, VRN, 2.72%, 1/25/12	119,045	100,608
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	95,568	92,401
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36(1)	123,001	119,020
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-3, Class A9 SEQ, 5.50%, 3/25/36	96,907	94,886
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-9, Class 1A15 SEQ, 6.00%, 8/25/36(1)	66,070	65,292
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-9, Class 1A9 SEQ, 6.00%, 8/25/36(1)	47,593	44,794
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 5.44%, 1/25/12(1)	39,800	34,644
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37(1)	119,626	111,932
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	48,245	49,822

Principal Amount/ Shares	Value
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.08%, 1/25/12	$16,146	$15,577
		1,785,260
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 0.2%
FHLMC, Series 2824, Class LB SEQ, 4.50%, 7/15/24	148,000	162,088
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS(Cost $1,979,758)		1,947,348

	Shares	Value
Temporary Cash Investments —Segregated For Forward Foreign Currency Exchange Contracts — 20.6%
SSgA U.S. Government Money Market Fund (Cost $21,385,725)	21,385,725	$21,385,725
TOTAL INVESTMENT SECURITIES — 100.8% (Cost $105,356,867)		104,421,477
OTHER ASSETS AND LIABILITIES — (0.8)%		(862,293)
TOTAL NET ASSETS — 100.0%		$103,559,184

Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
536,000	CHF for EUR	Deutsche Bank	1/27/12	$570,858	$(34,006)
1,361,500	AUD for USD	Westpac Group	1/27/12	1,388,914	(20,920)
9,600	AUD for USD	Westpac Group	1/27/12	9,793	(27)
59,300	AUD for USD	Westpac Group	1/27/12	60,494	56
909,500	BRL for USD	Barclays Bank plc	1/27/12	484,975	(18,346)
75,000	BRL for USD	Barclays Bank plc	1/27/12	39,992	(2,701)
70,000	BRL for USD	Barclays Bank plc	1/27/12	37,326	(1,163)
4,952,400	CAD for USD	Barclays Bank plc	1/27/12	4,858,630	(78,071)
102,000	CAD for USD	Westpac Group	1/27/12	100,069	(2,403)
46,200	CAD for USD	HSBC Holdings plc	1/27/12	45,325	(168)
233,200	CAD for USD	HSBC Holdings plc	1/27/12	228,785	(1,484)
16,500	CHF for USD	UBS AG	1/27/12	17,573	(1,010)
107,917,001	CLP for USD	Barclays Bank plc	1/27/12	207,060	(3,345)
7,904,000	CLP for USD	Barclays Bank plc	1/27/12	15,165	(152)
33,823,000	CNY for USD	HSBC Holdings plc	1/30/12	5,370,487	70,322
204,848,001	COP for USD	Barclays Bank plc	1/27/12	106,036	(2,729)
2,477,560	EUR for USD	Deutsche Bank	1/27/12	3,207,032	(230,954)
23,500	EUR for USD	UBS AG	1/27/12	30,419	(1,746)
576,000	EUR for USD	UBS AG	1/27/12	745,593	(24,869)
2,200	GBP for USD	HSBC Holdings plc	1/27/12	3,416	(91)
151,800	GBP for USD	HSBC Holdings plc	1/27/12	235,699	(2,691)
2,908,300	HKD for USD	Westpac Group	1/27/12	374,483	265
97,600	HKD for USD	Westpac Group	1/27/12	12,567	9
3,203,586,011	IDR for USD	UBS AG	1/27/12	352,518	(2,640)
39,604,972	IDR for USD	UBS AG	1/27/12	4,358	20
170,779,021	IDR for USD	UBS AG	1/27/12	18,792	29
1,085,400	ILS for USD	UBS AG	1/27/12	284,667	(11,311)
77,400	ILS for USD	UBS AG	1/27/12	20,300	(332)
28,623,000	INR for USD	UBS AG	1/27/12	536,489	(30,415)
884,000	INR for USD	UBS AG	1/27/12	16,569	(1,042)
2,952,000	INR for USD	UBS AG	1/27/12	55,330	(1,184)
1,251,000	JPY for USD	HSBC Holdings plc	1/27/12	16,258	251
1,124,255,006	KRW for USD	HSBC Holdings plc	1/27/12	974,354	(10,539)

Contracts to Buy		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
17,312,995	KRW for USD	HSBC Holdings plc	1/27/12	$15,005	$(344)
54,430,996	KRW for USD	HSBC Holdings plc	1/27/12	47,173	(805)
535,000	MXN for USD	Barclays Bank plc	1/27/12	38,268	(899)
37,620,000	MXN for USD	Barclays Bank plc	1/27/12	2,690,909	(83,796)
1,962,000	MXN for USD	Barclays Bank plc	1/27/12	140,339	(7,362)
1,896,000	MXN for USD	Barclays Bank plc	1/27/12	135,618	(3,981)
1,716,000	MYR for USD	Westpac Group	1/27/12	540,493	(4,580)
107,700	MYR for USD	Westpac Group	1/27/12	33,923	(382)
9,630,200	NOK for USD	UBS AG	1/27/12	1,608,999	(121,993)
104,500	NOK for USD	UBS AG	1/27/12	17,460	(912)
206,600	NOK for USD	Barclays Bank plc	1/27/12	34,518	(991)
470,700	NOK for USD	UBS AG	1/27/12	78,644	(2,813)
141,400	NZD for USD	Westpac Group	1/27/12	109,901	(1,933)
230,100	NZD for USD	Westpac Group	1/27/12	178,841	341
18,300	NZD for USD	Westpac Group	1/27/12	14,223	57
10,101,000	PHP for USD	Westpac Group	1/27/12	230,108	(3,279)
642,000	PHP for USD	Westpac Group	1/27/12	14,625	(198)
30,000	PLN for USD	Deutsche Bank	1/27/12	8,676	(777)
8,927,000	RUB for USD	UBS AG	1/27/12	276,612	(9,409)
133,000	RUB for USD	UBS AG	1/27/12	4,121	(160)
403,000	RUB for USD	UBS AG	1/27/12	12,487	(302)
13,784,100	SEK for USD	Barclays Bank plc	1/27/12	2,000,615	(93,851)
46,600	SEK for USD	UBS AG	1/27/12	6,763	(244)
340,700	SEK for USD	Barclays Bank plc	1/27/12	49,449	(702)
507,900	SGD for USD	HSBC Holdings plc	1/27/12	391,554	(10,817)
5,400	SGD for USD	HSBC Holdings plc	1/27/12	4,163	(65)
5,400	SGD for USD	HSBC Holdings plc	1/27/12	4,163	(46)
25,200	SGD for USD	HSBC Holdings plc	1/27/12	19,427	(141)
14,199,000	THB for USD	Westpac Group	1/27/12	449,323	(7,398)
527,000	THB for USD	Westpac Group	1/27/12	16,677	(405)
67,000	TRY for USD	Deutsche Bank	1/27/12	35,176	(1,543)
19,915,000	TWD for USD	HSBC Holdings plc	1/30/12	658,068	(5,235)
618,000	TWD for USD	HSBC Holdings plc	1/30/12	20,421	(134)
1,038,000	TWD for USD	HSBC Holdings plc	1/30/12	34,299	(89)
				$30,351,367	$(778,575)

(Value on Settlement Date $31,129,942)

Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
433,882	EUR for CHF	Deutsche Bank	1/27/12	$561,630	$43,234
106,600	AUD for USD	Westpac Group	1/27/12	108,746	(414)
59,900	CAD for USD	Barclays Bank plc	1/27/12	58,766	(121)
64,500	CHF for USD	UBS AG	1/27/12	68,695	986
1,332,233	CHF for USD	UBS AG	1/27/12	1,418,873	94,203
2,100	CHF for USD	HSBC Holdings plc	1/27/12	2,237	61
1,004,009	CZK for USD	Deutsche Bank	1/27/12	50,825	5,169
158,900	EUR for USD	HSBC Holdings plc	1/27/12	205,685	8,550
7,000	GBP for USD	UBS AG	1/27/12	10,869	109
233,000	GBP for USD	HSBC Holdings plc	1/27/12	361,777	10,686

Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
274,900	HKD for USD	Westpac Group	1/27/12	$35,397	$(7)
6,833,467	HUF for USD	Deutsche Bank	1/27/12	28,015	3,548
57,200	ILS for USD	UBS AG	1/27/12	15,002	512
2,532,000	JPY for USD	HSBC Holdings plc	1/27/12	32,906	(303)
51,710,658	JPY for USD	Westpac Group	1/27/12	672,044	9,391
5,966,000	JPY for USD	HSBC Holdings plc	1/27/12	77,535	(697)
12,242,996	KRW for USD	HSBC Holdings plc	1/27/12	10,611	143
751,000	MXN for USD	Barclays Bank plc	1/27/12	53,718	856
3,800	MYR for USD	Westpac Group	1/27/12	1,197	3
1,800	NZD for USD	Barclays Bank plc	1/27/12	1,399	21
194,000	PEN for USD	Barclays Bank plc	1/27/12	71,808	(1,121)
309,000	PHP for USD	Westpac Group	1/27/12	7,039	145
3,767,200	SEK for USD	UBS AG	1/27/12	546,769	9,916
170,000	THB for USD	Westpac Group	1/27/12	5,380	76
176,000	ZAR for USD	Deutsche Bank	1/27/12	21,721	172
				$4,428,644	$185,118

(Value on Settlement Date $4,613,762)

Total Return Swap Agreements
Counterparty	Notional Amount	Floating Rate Referenced Index	Pay/Receive Total Return of Referenced Index	Fixed Rate	Termination Date	Value
Bank of America N.A.	$925,000	U.S. CPI Urban Consumers NSA Index	Receive	2.28%	1/21/16	$(8,646)
Bank of America N.A.	1,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.97%	12/21/16	(4,127)
Barclays Bank plc	700,000	U.S. CPI Urban Consumers NSA Index	Receive	1.84%	8/4/13	(6,431)
Barclays Bank plc	800,000	U.S. CPI Urban Consumers NSA Index	Receive	1.29%	8/31/13	3,313
Barclays Bank plc	500,000	U.S. CPI Urban Consumers NSA Index	Receive	1.58%	9/6/13	(867)
Barclays Bank plc	900,000	U.S. CPI Urban Consumers NSA Index	Receive	2.30%	1/11/16	(9,238)
Barclays Bank plc	2,100,000	U.S. CPI Urban Consumers NSA Index	Receive	2.52%	5/13/16	(62,330)
						$(88,326)

Notes to Schedule of Investments

ADR = American Depositary Receipt
AUD = Australian Dollar
BRL = Brazilian Real
CAD = Canadian Dollar
CHF = Swiss Franc
CLP = Chilean Peso
CNY = Chinese Yuan
COP = Colombian Peso
CPI = Consumer Price Index
CZK = Czech Koruna
DB = Deutsche Bank
ETF = Exchange-Traded Fund
EUR = Euro
FHLMC = Federal Home Loan Mortgage Corporation
GBP = British Pound
GSCI = Goldman Sachs Commodities Index
HKD = Hong Kong Dollar
HUF = Hungarian Forint
IDR = Indonesian Rupiah
ILS = Israeli Shekel
INR = Indian Rupee
JPY = Japanese Yen
KRW = Korea Won
LB-UBS = Lehman Brothers, Inc. – UBS AG
MASTR = Mortgage Asset Securitization Transactions, Inc.
MXN = Mexican Peso
MYR = Malaysian Ringgit
NOK = Norwegian Krone
NSA = Not Seasonally Adjusted
NZD = New Zealand Dollar
PEN = Peruvian Nuevo Sol
PHHMC = PHH Mortgage Corporation
PHP = Philippine Peso
PLN = Polish Zloty
RUB = Russian Rouble
SEK = Swedish Krona
SEQ = Sequential Payer
SGD = Singapore Dollar
THB = Thai Baht
TRY = Turkish Lira
TWD = Taiwanese Dollar
USD = United States Dollar
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR = South African Rand
† Category is less than 0.05% of total net assets.
(1)
Security, or a portion thereof, has been segregated for forward foreign currency exchange contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $34,875,000.

(2)	Non-income producing.
(3)	The rate indicated is the yield to maturity at purchase.
(4)
Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $6,282,424, which represented 6.1% of total net assets.

(5)	Final maturity date indicated, unless otherwise noted.

See Notes to Financial Statements.

Statement of Assets and Liabilities

DECEMBER 31, 2011 (UNAUDITED)
Assets
Investment securities, at value (cost of $105,356,867)	$104,421,477
Foreign currency holdings, at value (cost of $2,218)	2,071
Receivable for investments sold	162,063
Receivable for capital shares sold	78,545
Unrealized gain on forward foreign currency exchange contracts	259,131
Swap agreements, at value	3,313
Dividends and interest receivable	337,195
105,263,795

Liabilities
Payable for investments purchased	147,150
Payable for capital shares redeemed	505,705
Unrealized loss on forward foreign currency exchange contracts	852,588
Swap agreements, at value	91,639
Accrued management fees	94,054
Distribution and service fees payable	13,475
1,704,611

Net Assets	$103,559,184

Net Assets Consist of:
Capital (par value and paid-in surplus)	$108,165,526
Accumulated net investment loss	(190,889)
Accumulated net realized loss	(2,797,829)
Net unrealized depreciation	(1,617,624)
$103,559,184

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$57,354,836	5,724,363	$10.02
Institutional Class, $0.01 Par Value	$5,408,540	539,732	$10.02
A Class, $0.01 Par Value	$33,324,855	3,328,969	$10.01*
C Class, $0.01 Par Value	$7,337,697	734,785	$9.99
R Class, $0.01 Par Value	$133,256	13,323	$10.00
*Maximum offering price $10.62 (net asset value divided by 0.9425)

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2011 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $8,036)	$175,178
Interest	252,477
427,655

Expenses:
Management fees	545,818
Distribution and service fees:
A Class	42,782
C Class	34,871
R Class	320
Directors’ fees and expenses	3,921
Other expenses	437
628,149
Fees waived	(11,929)
616,220

Net investment income (loss)	(188,565)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (net of foreign tax expenses paid (refunded) of $387)	(1,628,682)
Futures contract transactions	83,040
Swap agreement transactions	6,500
Foreign currency transactions (net of foreign tax expenses paid (refunded) of $2,452)	(1,149,099)
(2,688,241)

Change in net unrealized appreciation (depreciation) on:
Investments	(2,089,464)
Futures contracts	23,623
Swap agreements	(111,763)
Translation of assets and liabilities in foreign currencies	(417,523)
(2,595,127)

Net realized and unrealized gain (loss)	(5,283,368)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(5,471,933)

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2011 (UNAUDITED) AND YEAR ENDED JUNE 30, 2011
Increase (Decrease) in Net Assets	December 31, 2011	June 30, 2011
Operations
Net investment income (loss)	$(188,565)	$502,933
Net realized gain (loss)	(2,688,241)	1,141,612
Change in net unrealized appreciation (depreciation)	(2,595,127)	1,174,865
Net increase (decrease) in net assets resulting from operations	(5,471,933)	2,819,410

Distributions to Shareholders
From net investment income:
Investor Class	(674,472)	(262,159)
Institutional Class	(72,015)	(27,223)
A Class	(369,850)	(40,461)
C Class	(34,670)	(2,042)
R Class	(1,046)	(682)
From net realized gains:
Investor Class	(145,643)	(1,772)
Institutional Class	(13,696)	(176)
A Class	(85,639)	(301)
C Class	(18,728)	(65)
R Class	(338)	(11)
Decrease in net assets from distributions	(1,416,097)	(334,892)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	14,616,305	85,289,192

Net increase (decrease) in net assets	7,728,275	87,773,710

Net Assets
Beginning of period	95,830,909	8,057,199
End of period	$103,559,184	$95,830,909

Accumulated undistributed net investment income (loss)	$(190,889)	$1,149,729

See Notes to Financial Statements.

Notes to Financial Statements

DECEMBER 31, 2011 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Strategic Inflation Opportunities Fund (the fund) is one fund in a series issued by the corporation. The fund is nondiversified as defined under the 1940 Act. The fund’s investment objective is to seek total real return (total return reduced by the expected impact of inflation). The fund pursues its objective by diversifying investments among U.S. Treasury inflation-indexed and other U.S. fixed-income securities, commodity-related investments, and non-U.S. dollar investments.

The fund is authorized to issue the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Investments in open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or investment dealers. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively. Certain countries impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The fund records the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

Commodity Exchange-Traded Funds — The fund may invest in exchange-traded funds of underlying commodities (Commodity ETFs). Commodity ETFs are a type of index fund bought and sold on a securities exchange. A Commodity ETF trades like common stock and represents a portfolio designed to track the performance of a particular index of a physical commodity or group of physical commodities. The fund may purchase a Commodity ETF to gain exposure to the underlying physical commodities. The risks of owning a Commodity ETF generally reflect the risks of owning the underlying commodities they are designed to track, although a lack of liquidity on a Commodity ETF could result in it being more volatile. Commodities markets have historically been extremely volatile. Additionally, Commodity ETFs have fees and expenses that reduce their value.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. All tax years for the fund remain subject to examination by tax authorities. Additionally, non-U.S. tax returns filed by the fund due to investments in certain foreign securities remain subject to examination by the relevant taxing authority for seven years from the date of filing. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with American Century Investment Management, Inc. (ACIM) (the investment advisor), under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.7754% to 0.8929%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, C Class and R Class. The Institutional Class is 0.2000% less at each point within the Complex Fee range. From July 1, 2011 through July 31, 2011, the investment advisor voluntarily agreed to waive 0.14% of its management fee. The total amount of the waiver for each class for the six months ended December 31, 2011 was $6,607, $649, $3,888, $770 and $15 for the Investor Class, Institutional Class, A Class, C Class and R Class, respectively. The effective annual management fee before waiver for each class for the six months ended December 31, 2011 was 1.08% for the Investor Class, A Class, C Class and R Class and 0.88% for the Institutional Class. The effective annual management fee after waiver for each class for the six months ended December 31, 2011 was 1.06% for the Investor Class, A Class, C Class and R Class and 0.86% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended December 31, 2011 are detailed in the Statement of Operations.

Acquired Fund Fees and Expenses — The fund may invest in mutual funds, exchange-traded funds, and business development companies (the acquired funds). The fund will indirectly realize its pro rata share of the fees and expenses of the acquired funds in which it invests. These indirect fees and expenses are not paid out of the fund’s assets but are reflected in the return realized by the fund on its investment in the acquired funds.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc., the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation’s transfer agent, American Century Services, LLC.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the six months ended December 31, 2011 totaled $40,809,608, of which $15,733,912 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the six months ended December 31, 2011 totaled $31,142,421, of which $13,332,796 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2011		Year ended June 30, 2011
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	50,000,000		100,000,000
Sold	1,795,119	$18,457,885	5,132,386	$53,442,644
Issued in reinvestment of distributions	66,304	673,816	20,247	208,747
Redeemed	(1,152,693)	(11,746,647)	(558,637)	(5,883,794)
	708,730	7,385,054	4,593,996	47,767,597
Institutional Class/Shares Authorized	50,000,000		50,000,000
Sold	62,577	636,586	507,900	5,293,580
Issued in reinvestment of distributions	8,406	85,523	2,657	27,389
Redeemed	(37,989)	(389,486)	(18,819)	(194,968)
	32,994	332,623	491,738	5,126,001
A Class/Shares Authorized	50,000,000		50,000,000
Sold	1,052,238	11,005,488	2,808,724	29,927,433
Issued in reinvestment of distributions	41,547	422,365	3,820	39,392
Redeemed	(610,110)	(6,166,153)	(318,950)	(3,325,657)
	483,675	5,261,700	2,493,594	26,641,168
C Class/Shares Authorized	50,000,000		50,000,000
Sold	191,720	1,992,401	581,308	6,194,946
Issued in reinvestment of distributions	4,733	47,890	191	1,964
Redeemed	(40,973)	(420,302)	(39,398)	(408,295)
	155,480	1,619,989	542,101	5,788,615
R Class/Shares Authorized	50,000,000		50,000,000
Sold	1,551	15,555	1,569	16,618
Issued in reinvestment of distributions	136	1,384	67	693
Redeemed	—	—	(5,000)	(51,500)
	1,687	16,939	(3,364)	(34,189)
Net increase (decrease)	1,382,566	$14,616,305	8,118,065	$85,289,192

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
U.S. Treasury Securities	—	$39,216,376	—
Domestic Common Stocks	$11,787,523	162,322	—
Foreign Common Stocks	2,701,489	3,801,539	—
Commodity ETFs	11,963,691	—	—
Commercial Paper	—	5,999,104	—
Corporate Bonds	—	3,213,961	—
Commercial Mortgage-Backed Securities	—	2,242,399	—
Collateralized Mortgage Obligations	—	1,947,348	—
Temporary Cash Investments	21,385,725	—	—
Total Value of Investment Securities	$47,838,428	$56,583,049	—

Other Financial Instruments
Swap Agreements	—	$ (88,326)	—
Forward Foreign Currency Exchange Contracts	—	(593,457)
Total Unrealized Gain (Loss) on Other Financial Instruments	—	$(681,783)	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund’s exposure to foreign currency exchange rate fluctuations, or to shift exposure to the fluctuations in the value of foreign currencies from one foreign currency to another foreign currency. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The foreign currency risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund regularly participated in interest rate risk derivative instruments during the first two months of the period.

Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The other contracts derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

Value of Derivative Instruments as of December 31, 2011
	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Foreign Currency Risk	Unrealized gain on forward foreign currency exchange contracts	$259,131	Unrealized loss on forward foreign currency exchange contracts	$852,588
Other Contracts	Swap agreements	3,313	Swap agreements	91,639
		$262,444		$944,227

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended December 31, 2011
	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	$(1,143,240)	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	$(417,031)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	83,040	Change in net unrealized appreciation (depreciation) on futures contracts	23,623
Other Contracts	Net realized gain (loss) on swap agreement transactions	6,500	Change in net unrealized appreciation (depreciation) on swap agreements	(111,763)
		$(1,053,700)		$(505,171)

8. Risk Factors

The fund may concentrate its investments in a narrow segment of the total market. Because of this, the fund may be subject to greater risk and market fluctuations than a portfolio representing a broader range of industries.

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

There are certain risks involved with investing in forward foreign currency exchange contracts. Changes in the value of foreign currencies against the U.S. dollar could result in gains or losses to the fund. The value of a share of the fund is determined in U.S. dollars. As a result, the fund could recognize a gain or loss based solely upon a change in the exchange rate between the foreign currency and the U.S. dollar. Changes in exchange rates may increase losses and lower gains from the fund’s investments. The overall impact on the fund may be significant depending on the currencies represented in the portfolio and how each one appreciates or depreciates in relation to the U.S. dollar. Currency trends are unpredictable and exchange rates in foreign currencies may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

The fund’s commodity-related investments may be subject to greater volatility than investments in traditional securities. The value of the fund’s commodity-related investments may be affected by changes in overall market movements, interest rate changes, and volatility in commodity-related indices. The value of these investments may also be affected by factors affecting a particular commodity, such as weather, disease, embargoes, tariffs, taxes and economic, political and regulatory developments.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$105,625,521
Gross tax appreciation of investments	$ 1,232,953
Gross tax depreciation of investments	(2,436,997)
Net tax appreciation (depreciation) of investments	$(1,204,044)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Operating Expenses (before expense waiver)(3)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2011(4)	$10.71	(0.01)	(0.52)	(0.53)	(0.13)	(0.03)	(0.16)	$10.02	(5.04)%	1.07%(5)	1.09%(5)	(0.23)%(5)	(0.25)%(5)	42%	$57,355
2011	$9.59	0.12	1.10	1.22	(0.10)	—(6)	(0.10)	$10.71	12.78%	0.95%	1.09%	1.27%	1.13%	52%	$53,696
2010(7)	$10.00	0.01	(0.42)	(0.41)	—	—	—	$9.59	(4.10)%	0.95%(5)	1.09%(5)	0.79%(5)	0.65%(5)	0%	$4,044
Institutional Class
2011(4)	$10.71	—(6)	(0.52)	(0.52)	(0.14)	(0.03)	(0.17)	$10.02	(4.90)%	0.87%(5)	0.89%(5)	(0.03)%(5)	(0.05)%(5)	42%	$5,409
2011	$9.59	0.15	1.09	1.24	(0.12)	—(6)	(0.12)	$10.71	12.93%	0.75%	0.89%	1.47%	1.33%	52%	$5,428
2010(7)	$10.00	0.02	(0.43)	(0.41)	—	—	—	$9.59	(4.10)%	0.75%(5)	0.89%(5)	0.99%(5)	0.85%(5)	0%	$144
A Class
2011(4)	$10.69	(0.02)	(0.52)	(0.54)	(0.11)	(0.03)	(0.14)	$10.01	(5.13)%	1.32%(5)	1.34%(5)	(0.48)%(5)	(0.50)%(5)	42%	$33,325
2011	$9.58	0.13	1.06	1.19	(0.08)	—(6)	(0.08)	$10.69	12.50%	1.20%	1.34%	1.02%	0.88%	52%	$30,416
2010(7)	$10.00	0.01	(0.43)	(0.42)	—	—	—	$9.58	(4.20)%	1.20%(5)	1.34%(5)	0.54%(5)	0.40%(5)	0%	$3,370
C Class
2011(4)	$10.65	(0.06)	(0.52)	(0.58)	(0.05)	(0.03)	(0.08)	$9.99	(5.48)%	2.07%(5)	2.09%(5)	(1.23)%(5)	(1.25)%(5)	42%	$7,338
2011	$9.57	0.08	1.03	1.11	(0.03)	—(6)	(0.03)	$10.65	11.64%	1.95%	2.09%	0.27%	0.13%	52%	$6,167
2010(7)	$10.00	—(6)	(0.43)	(0.43)	—	—	—	$9.57	(4.30)%	1.95%(5)	2.09%(5)	(0.21)%(5)	(0.35)%(5)	0%	$356

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Operating Expenses (before expense waiver)(3)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2011(4)	$10.67	(0.04)	(0.51)	(0.55)	(0.09)	(0.03)	(0.12)	$10.00	(5.22)%	1.57%(5)	1.59%(5)	(0.73)%(5)	(0.75)%(5)	42%	$133
2011	$9.58	0.01	1.15	1.16	(0.07)	—(6)	(0.07)	$10.67	12.10%	1.45%	1.59%	0.77%	0.63%	52%	$124
2010(7)	$10.00	0.01	(0.43)	(0.42)	—	—	—	$9.58	(4.20)%	1.45%(5)	1.59%(5)	0.29%(5)	0.15%(5)	0%	$144

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the acquired funds.
(4)	Six months ended December 31, 2011 (unaudited).
(5)	Annualized.
(6)	Per-share amount was less than $0.005.
(7)	April 30, 2010 (fund inception) through June 30, 2010.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Quantitative Equity Funds, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2012 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-74323   1202

ITEM 2.  CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	February 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	February 29, 2012

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	February 29, 2012